UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2019

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2019

Core Plus Fund
Investor Class (ACCNX)
I Class (ACCTX)
A Class (ACCQX)
C Class (ACCKX)
R Class (ACCPX)
R5 Class (ACCUX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	5.7 years
Weighted Average Life to Maturity	7.8 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	28.7%
Corporate Bonds	27.3%
U.S. Government Agency Mortgage-Backed Securities	17.1%
Asset-Backed Securities	7.4%
Collateralized Mortgage Obligations	5.9%
Collateralized Loan Obligations	4.3%
Commercial Mortgage-Backed Securities	3.9%
Sovereign Governments and Agencies	1.7%
Municipal Securities	1.6%
Bank Loan Obligations	0.4%
Temporary Cash Investments	3.5%
Other Assets and Liabilities	(1.8)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,051.10	$2.82	0.55%
I Class	$1,000	$1,051.60	$2.31	0.45%
A Class	$1,000	$1,049.80	$4.10	0.80%
C Class	$1,000	$1,045.90	$7.93	1.55%
R Class	$1,000	$1,048.50	$5.38	1.05%
R5 Class	$1,000	$1,052.10	$1.80	0.35%
Hypothetical
Investor Class	$1,000	$1,022.25	$2.78	0.55%
I Class	$1,000	$1,022.75	$2.28	0.45%
A Class	$1,000	$1,021.00	$4.04	0.80%
C Class	$1,000	$1,017.25	$7.82	1.55%
R Class	$1,000	$1,019.75	$5.30	1.05%
R5 Class	$1,000	$1,023.25	$1.77	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 28.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	$300,000	$376,154
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	600,000	842,461
U.S. Treasury Bonds, 3.125%, 11/15/41	400,000	477,172
U.S. Treasury Bonds, 3.125%, 2/15/42	300,000	358,014
U.S. Treasury Bonds, 3.00%, 5/15/42	1,900,000	2,223,965
U.S. Treasury Bonds, 2.875%, 5/15/43	450,000	516,437
U.S. Treasury Bonds, 3.125%, 8/15/44(1)	200,000	239,867
U.S. Treasury Bonds, 3.00%, 11/15/44	400,000	470,273
U.S. Treasury Bonds, 2.50%, 2/15/45	900,000	969,451
U.S. Treasury Bonds, 3.00%, 5/15/45	1,200,000	1,414,195
U.S. Treasury Bonds, 3.00%, 11/15/45	300,000	354,193
U.S. Treasury Bonds, 3.375%, 11/15/48	800,000	1,020,312
U.S. Treasury Bonds, 2.25%, 8/15/49	2,600,000	2,677,238
U.S. Treasury Notes, 1.625%, 10/15/20	1,000,000	998,164
U.S. Treasury Notes, 1.50%, 9/30/21	1,500,000	1,496,426
U.S. Treasury Notes, 2.625%, 12/15/21	1,400,000	1,431,008
U.S. Treasury Notes, 1.875%, 1/31/22	3,000,000	3,017,051
U.S. Treasury Notes, 2.375%, 3/15/22	2,500,000	2,548,047
U.S. Treasury Notes, 1.75%, 6/15/22	1,400,000	1,406,562
U.S. Treasury Notes, 1.50%, 9/15/22	4,000,000	3,992,969
U.S. Treasury Notes, 1.875%, 9/30/22	3,000,000	3,027,246
U.S. Treasury Notes, 2.00%, 11/30/22	1,100,000	1,114,137
U.S. Treasury Notes, 2.00%, 5/31/24	2,000,000	2,040,508
U.S. Treasury Notes, 1.25%, 8/31/24	5,500,000	5,424,375
U.S. Treasury Notes, 1.625%, 9/30/26	500,000	500,166
U.S. Treasury Notes, 3.125%, 11/15/28	2,000,000	2,246,211
U.S. Treasury Notes, 2.375%, 5/15/29	900,000	956,145
U.S. Treasury Notes, 1.625%, 8/15/29	1,400,000	1,394,094
TOTAL U.S. TREASURY SECURITIES (Cost $41,829,716)		43,532,841
CORPORATE BONDS — 27.3%
Aerospace and Defense — 0.2%
Lockheed Martin Corp., 3.80%, 3/1/45	90,000	100,537
United Technologies Corp., 6.05%, 6/1/36	95,000	127,967
		228,504
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24	150,000	155,169
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	150,000	150,994
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	100,000	101,661
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	270,000	282,883

6

	Principal Amount/Shares	Value
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	$200,000	$198,097
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	200,000	200,361
General Motors Co., 4.20%, 10/1/27	70,000	71,445
General Motors Co., 5.15%, 4/1/38	100,000	101,152
General Motors Financial Co., Inc., 3.20%, 7/6/21	210,000	212,207
General Motors Financial Co., Inc., 5.25%, 3/1/26	75,000	81,491
		1,249,297
Banks — 5.2%
Banco Santander SA, 3.50%, 4/11/22	200,000	205,337
Bank of America Corp., MTN, 4.20%, 8/26/24	30,000	32,200
Bank of America Corp., MTN, 4.00%, 1/22/25	250,000	265,743
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	161,323
Bank of America Corp., MTN, VRN, 3.19%, 7/23/30	230,000	237,642
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	30,000	35,845
Bank of America Corp., VRN, 3.00%, 12/20/23	325,000	332,098
Bank of America N.A., 6.00%, 10/15/36	250,000	343,092
BPCE SA, 5.15%, 7/21/24(2)	200,000	219,165
Citibank N.A., 3.65%, 1/23/24	250,000	264,994
Citigroup, Inc., 2.90%, 12/8/21	340,000	345,239
Citigroup, Inc., 4.05%, 7/30/22	80,000	83,781
Citigroup, Inc., 4.45%, 9/29/27	510,000	556,901
Citigroup, Inc., VRN, 3.52%, 10/27/28	180,000	188,712
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	260,558
Fifth Third BanCorp., 4.30%, 1/16/24	80,000	85,871
HSBC Holdings plc, 2.95%, 5/25/21	200,000	202,112
HSBC Holdings plc, 4.30%, 3/8/26	200,000	216,747
HSBC Holdings plc, 4.375%, 11/23/26	200,000	214,658
HSBC Holdings plc, VRN, 3.26%, 3/13/23	200,000	203,565
Huntington Bancshares, Inc., 2.30%, 1/14/22	140,000	140,809
JPMorgan Chase & Co., 4.625%, 5/10/21	230,000	239,312
JPMorgan Chase & Co., 3.875%, 9/10/24	350,000	373,134
JPMorgan Chase & Co., 3.125%, 1/23/25	250,000	259,212
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	100,000	105,426
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	70,000	75,150
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	80,000	87,988
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	140,000	156,753
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	30,000	33,382
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	70,000	71,451
Regions Financial Corp., 2.75%, 8/14/22	100,000	101,570
Regions Financial Corp., 3.80%, 8/14/23	100,000	105,558
Royal Bank of Canada, 2.15%, 10/26/20	210,000	210,405
SunTrust Bank, 3.30%, 5/15/26	200,000	207,732
U.S. Bancorp, MTN, 3.60%, 9/11/24	70,000	74,543
U.S. Bank N.A., 2.80%, 1/27/25	250,000	257,966
UniCredit SpA, VRN, 5.86%, 6/19/32(2)	200,000	206,367
Wells Fargo & Co., 3.07%, 1/24/23	80,000	81,531
Wells Fargo & Co., 3.00%, 4/22/26	190,000	195,018

7

	Principal Amount/Shares	Value
Wells Fargo & Co., MTN, 4.10%, 6/3/26	$300,000	$321,815
Wells Fargo & Co., MTN, 4.65%, 11/4/44	115,000	133,163
		7,893,868
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	270,000	321,692
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	150,000	174,814
Constellation Brands, Inc., 4.75%, 12/1/25	140,000	157,014
		653,520
Biotechnology — 1.0%
AbbVie, Inc., 3.60%, 5/14/25	280,000	291,389
AbbVie, Inc., 4.70%, 5/14/45	90,000	96,310
Amgen, Inc., 4.66%, 6/15/51	108,000	125,942
Biogen, Inc., 3.625%, 9/15/22	210,000	218,642
Celgene Corp., 3.25%, 8/15/22	200,000	206,146
Celgene Corp., 3.875%, 8/15/25	110,000	118,836
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	104,347
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	246,650
Gilead Sciences, Inc., 4.15%, 3/1/47	50,000	55,834
		1,464,096
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	100,000	108,391
Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	310,000	310,041
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	100,000	104,401
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	360,000	374,761
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	47,645
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	70,000	70,828
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	120,000	127,323
Morgan Stanley, 5.00%, 11/24/25	180,000	201,839
Morgan Stanley, 4.375%, 1/22/47	40,000	47,094
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	63,604
Morgan Stanley, MTN, 4.00%, 7/23/25	440,000	474,908
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	180,000	192,523
		2,014,967
Chemicals — 0.1%
Westlake Chemical Corp., 4.375%, 11/15/47	90,000	88,670
Commercial Services and Supplies — 0.4%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	80,000	80,624
Republic Services, Inc., 3.55%, 6/1/22	190,000	196,782
Waste Connections, Inc., 3.50%, 5/1/29	120,000	128,154
Waste Management, Inc., 4.75%, 6/30/20	70,000	71,375
Waste Management, Inc., 4.15%, 7/15/49	90,000	105,371
		582,306
Communications Equipment — 0.1%
Motorola Solutions, Inc., 4.60%, 5/23/29	170,000	185,459

8

	Principal Amount/Shares	Value
Consumer Finance — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	$150,000	$157,755
American Express Co., 3.00%, 10/30/24	50,000	51,675
American Express Credit Corp., MTN, 2.20%, 3/3/20	100,000	100,029
American Express Credit Corp., MTN, 2.25%, 5/5/21	270,000	271,034
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	257,808
Capital One Financial Corp., 3.80%, 1/31/28	130,000	137,676
Discover Financial Services, 3.75%, 3/4/25	200,000	209,377
Synchrony Financial, 2.85%, 7/25/22	130,000	131,197
Synchrony Financial, 3.95%, 12/1/27	100,000	102,622
		1,419,173
Containers and Packaging — 0.2%
Berry Global, Inc., 4.875%, 7/15/26(2)	150,000	155,422
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	130,000	133,413
		288,835
Diversified Financial Services — 0.4%
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	250,000	254,183
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(2)	200,000	205,412
Voya Financial, Inc., 5.70%, 7/15/43	90,000	115,475
		575,070
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 3.875%, 8/15/21	180,000	185,713
AT&T, Inc., 3.40%, 5/15/25	130,000	135,849
AT&T, Inc., 2.95%, 7/15/26	190,000	193,004
AT&T, Inc., 3.80%, 2/15/27	100,000	106,128
AT&T, Inc., 4.10%, 2/15/28	160,000	173,409
AT&T, Inc., 5.15%, 11/15/46	160,000	185,886
Orange SA, 4.125%, 9/14/21	100,000	104,029
Telefonica Emisiones SA, 5.46%, 2/16/21	100,000	104,414
Verizon Communications, Inc., 2.625%, 8/15/26	70,000	70,969
Verizon Communications, Inc., 4.75%, 11/1/41	100,000	119,079
Verizon Communications, Inc., 5.01%, 8/21/54	120,000	151,370
		1,529,850
Electric Utilities — 1.0%
AEP Transmission Co. LLC, 3.75%, 12/1/47	50,000	54,675
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	70,000	76,012
Duke Energy Corp., 3.55%, 9/15/21	80,000	81,901
Duke Energy Corp., 2.65%, 9/1/26	50,000	50,279
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	99,884
Duke Energy Progress LLC, 3.70%, 10/15/46	50,000	53,837
Exelon Corp., 5.15%, 12/1/20	130,000	133,507
Exelon Corp., 4.45%, 4/15/46	60,000	68,124
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	95,364
FirstEnergy Corp., 4.25%, 3/15/23	100,000	105,840
FirstEnergy Transmission LLC, 4.55%, 4/1/49(2)	70,000	82,527

9

	Principal Amount/Shares	Value
Florida Power & Light Co., 4.125%, 2/1/42	$50,000	$58,098
Florida Power & Light Co., 3.15%, 10/1/49	70,000	71,249
Georgia Power Co., 4.30%, 3/15/42	70,000	77,138
MidAmerican Energy Co., 4.40%, 10/15/44	140,000	168,243
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)	100,000	102,625
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49(2)	70,000	69,917
Progress Energy, Inc., 3.15%, 4/1/22	80,000	81,681
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	31,672
		1,562,573
Energy Equipment and Services — 0.1%
Halliburton Co., 4.85%, 11/15/35	60,000	66,701
Entertainment — 0.2%
Activision Blizzard, Inc., 2.30%, 9/15/21	80,000	80,226
Viacom, Inc., 3.125%, 6/15/22	50,000	50,529
Viacom, Inc., 4.25%, 9/1/23	140,000	148,559
Viacom, Inc., 4.375%, 3/15/43	50,000	51,630
		330,944
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 3.375%, 10/15/26	50,000	52,103
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	100,000	104,494
Boston Properties LP, 3.65%, 2/1/26	180,000	190,663
Crown Castle International Corp., 5.25%, 1/15/23	200,000	218,352
Essex Portfolio LP, 3.625%, 8/15/22	170,000	175,973
Essex Portfolio LP, 3.25%, 5/1/23	50,000	51,444
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	140,000	159,773
Kilroy Realty LP, 3.80%, 1/15/23	44,000	45,993
Kimco Realty Corp., 2.80%, 10/1/26	130,000	130,852
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	120,000	123,825
Public Storage, 3.39%, 5/1/29	100,000	107,365
Service Properties Trust, 4.65%, 3/15/24	80,000	82,360
Simon Property Group LP, 2.45%, 9/13/29	110,000	107,790
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	51,325
		1,602,312
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	100,000	95,634
Walmart, Inc., 4.05%, 6/29/48	90,000	108,269
		203,903
Food Products — 0.2%
Conagra Brands, Inc., 4.60%, 11/1/25	130,000	143,090
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	170,000	179,758
		322,848
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	190,000	201,192
Medtronic, Inc., 3.50%, 3/15/25	67,000	71,972
Medtronic, Inc., 4.375%, 3/15/35	72,000	86,815
		359,979

10

	Principal Amount/Shares	Value
Health Care Providers and Services — 1.3%
Aetna, Inc., 2.75%, 11/15/22	$60,000	$60,742
Anthem, Inc., 3.65%, 12/1/27	60,000	63,197
Anthem, Inc., 4.65%, 1/15/43	49,000	54,307
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(2)	200,000	208,000
CommonSpirit Health, 2.95%, 11/1/22	100,000	101,826
CVS Health Corp., 3.50%, 7/20/22	70,000	72,299
CVS Health Corp., 4.30%, 3/25/28	250,000	270,629
CVS Health Corp., 4.78%, 3/25/38	60,000	66,250
CVS Health Corp., 5.05%, 3/25/48	70,000	79,732
HCA, Inc., 5.00%, 3/15/24	30,000	32,794
HCA, Inc., 5.375%, 2/1/25	150,000	164,250
HCA, Inc., 4.125%, 6/15/29	130,000	136,385
Northwell Healthcare, Inc., 4.26%, 11/1/47	50,000	55,964
Tenet Healthcare Corp., 4.875%, 1/1/26(2)	150,000	154,125
UnitedHealth Group, Inc., 2.875%, 12/15/21	80,000	81,579
UnitedHealth Group, Inc., 3.75%, 7/15/25	140,000	150,774
UnitedHealth Group, Inc., 4.75%, 7/15/45	60,000	72,953
Universal Health Services, Inc., 4.75%, 8/1/22(2)	100,000	101,000
		1,926,806
Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 5/15/27(2)	200,000	210,000
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	80,000	80,208
McDonald's Corp., MTN, 3.375%, 5/26/25	160,000	169,567
McDonald's Corp., MTN, 3.625%, 9/1/49	70,000	71,145
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	70,000	75,870
		396,790
Household Durables — 0.2%
Lennar Corp., 4.75%, 11/29/27	100,000	107,750
Toll Brothers Finance Corp., 4.35%, 2/15/28	100,000	103,750
Toll Brothers Finance Corp., 3.80%, 11/1/29	150,000	148,032
		359,532
Independent Power and Renewable Electricity Producers — 0.2%
Cometa Energia SA de CV, 6.375%, 4/24/35(2)	292,500	312,244
Insurance — 1.1%
Allstate Corp. (The), VRN, 5.75%, 8/15/53	120,000	128,282
American International Group, Inc., 4.125%, 2/15/24	350,000	374,814
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	40,000	46,942
Chubb INA Holdings, Inc., 3.15%, 3/15/25	60,000	63,035
Chubb INA Holdings, Inc., 3.35%, 5/3/26	40,000	42,760
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	60,000	78,544
Liberty Mutual Group, Inc., 4.50%, 6/15/49(2)	50,000	55,785
Markel Corp., 4.90%, 7/1/22	212,000	226,802
Markel Corp., 4.15%, 9/17/50	100,000	101,717
MetLife, Inc., 4.125%, 8/13/42	110,000	122,712
Prudential Financial, Inc., 3.94%, 12/7/49	160,000	173,142

11

	Principal Amount/Shares	Value
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	$45,000	$59,486
Prudential Financial, Inc., VRN, 5.875%, 9/15/42	100,000	107,904
WR Berkley Corp., 4.625%, 3/15/22	100,000	105,704
		1,687,629
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	160,000	164,955
Fiserv, Inc., 3.50%, 7/1/29	70,000	73,812
Global Payments, Inc., 3.20%, 8/15/29	140,000	142,095
Mastercard, Inc., 3.65%, 6/1/49	70,000	79,618
		460,480
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	51,271
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	160,000	164,967
		216,238
Media — 1.0%
CBS Corp., 4.85%, 7/1/42	60,000	66,783
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	290,000	318,946
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	210,000	256,251
Comcast Corp., 4.40%, 8/15/35	30,000	35,069
Comcast Corp., 6.40%, 5/15/38	80,000	113,734
Comcast Corp., 4.60%, 10/15/38	210,000	252,062
Comcast Corp., 4.75%, 3/1/44	150,000	183,526
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25	200,000	208,500
TEGNA, Inc., 5.00%, 9/15/29(2)	140,000	141,750
		1,576,621
Metals and Mining — 0.2%
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	300,000	296,250
Multi-Utilities — 0.7%
Black Hills Corp., 3.875%, 10/15/49(3)	100,000	101,061
CenterPoint Energy, Inc., 4.25%, 11/1/28	110,000	121,003
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	120,365
Consumers Energy Co., 3.10%, 8/15/50	70,000	70,296
Dominion Energy, Inc., 2.75%, 9/15/22	130,000	131,365
Dominion Energy, Inc., 4.90%, 8/1/41	100,000	118,551
NiSource, Inc., 5.65%, 2/1/45	80,000	103,291
Sempra Energy, 2.875%, 10/1/22	130,000	131,631
Sempra Energy, 3.25%, 6/15/27	70,000	71,966
Sempra Energy, 4.00%, 2/1/48	40,000	42,447
		1,011,976
Oil, Gas and Consumable Fuels — 3.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	100,106
Antero Resources Corp., 5.125%, 12/1/22	130,000	114,725
BP Capital Markets America, Inc., 4.50%, 10/1/20	80,000	81,971
Cimarex Energy Co., 4.375%, 6/1/24	150,000	157,729
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	74,927

12

	Principal Amount/Shares	Value
Concho Resources, Inc., 4.375%, 1/15/25	$110,000	$114,025
Continental Resources, Inc., 3.80%, 6/1/24	100,000	102,019
Continental Resources, Inc., 4.375%, 1/15/28	120,000	124,201
Diamondback Energy, Inc., 5.375%, 5/31/25	100,000	104,606
Encana Corp., 6.50%, 2/1/38	80,000	96,530
Energy Transfer Operating LP, 5.25%, 4/15/29	130,000	146,770
Energy Transfer Operating LP, 6.50%, 2/1/42	140,000	168,176
Energy Transfer Operating LP, 6.00%, 6/15/48	70,000	82,872
EnLink Midstream LLC, 5.375%, 6/1/29	170,000	162,775
EnLink Midstream Partners LP, 4.85%, 7/15/26	110,000	104,913
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	172,570
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	105,005
Hess Corp., 6.00%, 1/15/40	50,000	58,054
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	61,726
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	164,841
Marathon Oil Corp., 3.85%, 6/1/25	190,000	197,732
MPLX LP, 4.875%, 6/1/25	180,000	198,189
MPLX LP, 4.25%, 12/1/27(2)	50,000	53,118
MPLX LP, 4.50%, 4/15/38	50,000	51,941
MPLX LP, 5.20%, 3/1/47	40,000	44,279
Newfield Exploration Co., 5.75%, 1/30/22	70,000	74,826
Newfield Exploration Co., 5.375%, 1/1/26	100,000	108,785
Occidental Petroleum Corp., 3.50%, 8/15/29	70,000	71,132
ONEOK, Inc., 3.40%, 9/1/29	110,000	109,092
Petroleos Mexicanos, 6.00%, 3/5/20	67,000	67,955
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	52,125
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	49,113
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	68,612
Phillips 66, 4.30%, 4/1/22	60,000	63,292
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	164,187
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	255,000	286,741
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(2)	200,000	200,146
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	235,162
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	50,000	51,806
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	150,000	152,070
Tullow Oil plc, 7.00%, 3/1/25(2)	200,000	203,800
Williams Cos., Inc. (The), 4.125%, 11/15/20	280,000	284,444
Williams Cos., Inc. (The), 4.55%, 6/24/24	105,000	113,125
Williams Cos., Inc. (The), 5.10%, 9/15/45	80,000	87,770
		5,287,983
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	180,000	186,223
Pharmaceuticals — 0.6%
Allergan Finance LLC, 3.25%, 10/1/22	60,000	61,320
Allergan Funding SCS, 3.85%, 6/15/24	100,000	105,593
Allergan Funding SCS, 4.55%, 3/15/35	100,000	106,394

13

	Principal Amount/Shares	Value
Bausch Health Cos., Inc., 7.00%, 3/15/24(2)	$150,000	$158,019
Bristol-Myers Squibb Co., 4.25%, 10/26/49(2)	50,000	58,312
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	140,000	140,690
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	100,000	91,750
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	100,000	70,250
Zoetis, Inc., 3.00%, 9/12/27	70,000	71,903
		864,231
Road and Rail — 0.6%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	200,000	204,500
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	124,323
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	142,854
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	50,000	57,645
CSX Corp., 3.25%, 6/1/27	150,000	157,667
Union Pacific Corp., 3.60%, 9/15/37	50,000	52,946
Union Pacific Corp., 4.05%, 11/15/45	110,000	121,557
Union Pacific Corp., MTN, 3.55%, 8/15/39	60,000	63,075
		924,567
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	200,000	206,722
Software — 0.4%
Microsoft Corp., 2.70%, 2/12/25	150,000	155,799
Microsoft Corp., 3.45%, 8/8/36	100,000	110,703
Microsoft Corp., 4.25%, 2/6/47	150,000	186,479
Oracle Corp., 3.25%, 11/15/27	170,000	180,446
		633,427
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.00%, 4/1/26	150,000	157,336
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	243,829
		401,165
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.75%, 1/13/25	60,000	62,136
Apple, Inc., 2.50%, 2/9/25	130,000	133,169
Apple, Inc., 2.45%, 8/4/26	90,000	91,419
Apple, Inc., 2.90%, 9/12/27	250,000	260,766
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	270,000	304,706
Dell International LLC / EMC Corp., 4.90%, 10/1/26(2)	130,000	139,375
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	273,516
		1,265,087
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	100,000	109,601
Wireless Telecommunication Services†
America Movil SAB de CV, 3.125%, 7/16/22	55,000	56,350
TOTAL CORPORATE BONDS (Cost $39,246,915)		41,427,351

14

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 17.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.6%
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.81%), 2/1/38	$59,478	$62,839
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	44,804	47,342
FHLMC, VRN, 4.06%, (12-month LIBOR plus 1.78%), 9/1/40	49,192	51,435
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	21,544	22,608
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	142,740	148,245
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43	25,631	26,485
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	20,609	21,328
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	475	491
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	228,550	233,575
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	23,647	24,524
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	12,658	13,403
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	88,439	92,454
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	103,742	106,424
		851,153
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 16.5%
FHLMC, 4.50%, 6/1/21	1,956	2,015
FHLMC, 5.50%, 1/1/38	5,285	5,880
FHLMC, 5.50%, 4/1/38	34,848	39,352
FHLMC, 3.00%, 2/1/43	487,119	502,493
FHLMC, 3.00%, 7/1/49	2,061,038	2,093,587
FNMA, 5.00%, 7/1/20	4,050	4,179
FNMA, 5.00%, 7/1/31	285,726	306,225
FNMA, 4.50%, 10/1/33	148,151	159,336
FNMA, 5.00%, 11/1/33	330,389	365,021
FNMA, 6.00%, 12/1/33	222,687	256,118
FNMA, 3.50%, 3/1/34	855,184	892,374
FNMA, 5.50%, 4/1/34	255,977	289,671
FNMA, 5.50%, 4/1/34	85,108	95,891
FNMA, 5.00%, 8/1/34	41,418	45,755
FNMA, 5.50%, 8/1/34	81,901	92,646
FNMA, 5.00%, 4/1/35	201,036	222,090
FNMA, 5.00%, 8/1/35	12,943	14,280
FNMA, 4.50%, 9/1/35	15,531	16,806
FNMA, 5.50%, 7/1/36	12,093	13,436
FNMA, 5.50%, 12/1/36	21,521	24,327
FNMA, 6.00%, 7/1/37	55,124	63,355
FNMA, 6.00%, 8/1/37	36,813	42,323
FNMA, 6.50%, 8/1/37	2,153	2,392
FNMA, 6.00%, 9/1/37	42,010	47,457
FNMA, 6.00%, 11/1/37	46,099	52,993
FNMA, 5.00%, 3/1/38	74,418	82,065
FNMA, 6.50%, 9/1/38	127,634	145,318
FNMA, 5.50%, 1/1/39	86,023	97,126
FNMA, 5.00%, 2/1/39	193,229	213,163
FNMA, 4.50%, 4/1/39	70,548	76,940

15

	Principal Amount/Shares	Value
FNMA, 4.50%, 5/1/39	$178,702	$194,499
FNMA, 6.50%, 5/1/39	2,762	3,191
FNMA, 4.50%, 10/1/39	312,607	342,263
FNMA, 4.00%, 10/1/40	321,723	345,290
FNMA, 4.50%, 11/1/40	285,447	309,478
FNMA, 4.00%, 8/1/41	476,523	509,467
FNMA, 4.50%, 9/1/41	268,386	290,994
FNMA, 3.50%, 5/1/42	386,843	406,572
FNMA, 3.50%, 6/1/42	450,386	473,356
FNMA, 3.50%, 9/1/42	334,640	351,709
FNMA, 3.50%, 5/1/45	907,528	946,620
FNMA, 3.50%, 5/1/46	776,305	807,424
FNMA, 3.00%, 11/1/46	1,747,998	1,791,331
FNMA, 3.50%, 2/1/47	2,281,836	2,379,251
FNMA, 6.50%, 8/1/47	765	824
FNMA, 6.50%, 9/1/47	1,550	1,663
FNMA, 6.50%, 9/1/47	74	80
FNMA, 6.50%, 9/1/47	815	874
FNMA, 3.00%, 4/1/48	1,094,489	1,124,158
FNMA, 4.00%, 6/1/48	2,562,089	2,672,972
FNMA, 3.50%, 5/1/49	531,984	547,331
GNMA, 3.00%, TBA	650,000	667,126
GNMA, 4.00%, TBA	1,250,000	1,300,073
GNMA, 5.50%, 12/15/32	92,837	105,419
GNMA, 6.00%, 9/20/38	25,710	29,579
GNMA, 5.50%, 12/20/38	61,776	69,209
GNMA, 4.50%, 6/15/39	392,530	429,912
GNMA, 4.50%, 1/15/40	165,045	179,821
GNMA, 4.50%, 4/15/40	248,717	272,336
GNMA, 4.00%, 11/20/40	519,115	553,363
GNMA, 3.50%, 6/20/42	552,895	587,436
GNMA, 2.50%, 7/20/46	473,859	478,564
GNMA, 2.50%, 2/20/47	563,966	569,556
		25,006,355
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $25,228,394)		25,857,508
ASSET-BACKED SECURITIES — 7.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	250,000	252,061
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	110,828	111,876
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	293,827	310,413
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	70,681	70,412
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	101,640	101,952
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(2)	166,319	166,709

16

	Principal Amount/Shares	Value
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.97%, (1-month LIBOR plus 0.95%), 3/17/37(2)	$725,000	$717,908
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.31%, (1-month LIBOR plus 1.28%), 6/17/37(2)	575,000	573,792
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.17%, (1-month LIBOR plus 1.15%), 7/17/37(2)	550,000	550,010
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(2)	137,753	138,527
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	53,869	53,773
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	53,171	53,158
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(2)	741,150	740,948
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(2)	337,487	347,168
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(2)	373,632	374,886
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(2)	850,000	856,541
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)	325,000	327,244
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(2)	675,000	690,264
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(2)	1,000,000	1,025,230
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(2)	675,000	694,526
Sierra Timeshare 2019-2 Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(2)	482,158	484,607
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	84,507	85,376
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	103,892	103,859
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	79,301	79,816
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	77,705	77,540
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(2)	333,490	340,458
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	300,000	303,833
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(2)	553,062	558,676
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	222,157	228,678
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	68,730	72,460
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	169,098	168,858
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(2)	238,888	239,315
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	268,521	276,207
TOTAL ASSET-BACKED SECURITIES (Cost $11,045,041)		11,177,081

17

	Principal Amount/Shares	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Private Sponsor Collateralized Mortgage Obligations — 3.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.28%, 2/25/35	$59,411	$60,735
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	103,123	106,118
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.36%, 8/25/34	24,673	24,030
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	120,792	124,850
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	80,658	83,460
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,187	1,174
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.48%, 7/25/35	132,878	142,369
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(2)	173,504	176,031
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	156,795	160,062
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.24%, 10/25/34	49,091	49,438
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.99%, 8/25/35	65,277	68,370
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.71%, 1/25/37	85,008	75,337
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(2)	183,194	187,022
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.48%, 9/25/35	83,085	85,718
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.34%, 7/25/35	44,726	45,085
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.26%, 8/25/35	189,431	187,243
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	14,031	14,492
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.73%, 11/21/34	50,919	52,524
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.37%, 11/25/35	109,048	110,657
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	140,687	147,428
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.52%, (1-month LIBOR plus 1.50%), 6/25/57(2)	260,117	264,730
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	308,513	317,595
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(2)	363,677	368,449
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	97,869	99,119
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.38%, 7/25/34	60,329	61,445
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.47%, 7/25/36	116,459	113,469
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.27%, 8/25/35	78,320	80,096

18

	Principal Amount/Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	$91,654	$94,363
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	75,190	75,817
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.09%, 4/25/35	27,793	28,395
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	120,929	121,837
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	255,631	257,157
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	7,123	7,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	308,540	311,471
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.98%, 7/25/36	1,949	1,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.99%, 7/25/36	1,631	1,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 5.18%, 7/25/36	4,159	4,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 5.02%, 7/25/36	2,006	2,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	109,990	112,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	40,812	40,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.50%, 10/25/36	97,211	97,535
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.85%, 12/25/36	61,095	60,969
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	96,585	97,186
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 2A9, 6.00%, 7/25/37	92,659	90,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	89,367	91,224
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	97,920	99,955
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	105,154	105,488
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	10,359	10,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	27,330	27,423
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	5,342	5,427
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.89%, 1/25/38	57,744	56,231
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.67%, 12/28/37	386,526	384,434
Wells Fargo Mortgage-Backed Securities Trust, Series 2018-1, Class A3, VRN, 3.50%, 7/25/47(2)	440,689	450,467
		5,844,067
U.S. Government Agency Collateralized Mortgage Obligations — 2.0%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.27%, (1-month LIBOR plus 3.25%), 5/25/25	175,000	183,950

19

	Principal Amount/Shares	Value
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.22%, (1-month LIBOR plus 1.20%), 10/25/29	$319,573	$320,735
FHLMC, Series 2018-DNA1, Class M2, VRN, 3.82%, (1-month LIBOR plus 1.80%), 7/25/30	100,000	100,111
FHLMC, Series 3397, Class GF, VRN, 2.53%, (1-month LIBOR plus 0.50%), 12/15/37	89,594	89,907
FNMA, Series 2014-C02, Class 1M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	336,449	351,064
FNMA, Series 2014-C02, Class 2M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	361,930	375,396
FNMA, Series 2016-C03, Class 2M2, VRN, 7.92%, (1-month LIBOR plus 5.90%), 10/25/28	166,989	180,415
FNMA, Series 2017-C03, Class 1M2, VRN, 5.02%, (1-month LIBOR plus 3.00%), 10/25/29	225,000	234,130
FNMA, Series 2017-C05, Class 1M2, VRN, 4.22%, (1-month LIBOR plus 2.20%), 1/25/30	300,000	304,158
FNMA, Series 2017-C06, Class 2M2, VRN, 4.82%, (1-month LIBOR plus 2.80%), 2/25/30	750,000	765,508
FNMA, Series 2017-C07, Class 1M2, VRN, 4.42%, (1-month LIBOR plus 2.40%), 5/25/30	150,000	151,950
		3,057,324
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,779,368)		8,901,391
COLLATERALIZED LOAN OBLIGATIONS — 4.3%
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.50%, (3-month LIBOR plus 1.20%), 1/15/29(2)	650,000	650,000
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.71%, (3-month LIBOR plus 1.55%), 5/15/30(2)	175,000	172,375
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.73%, (3-month LIBOR plus 1.45%), 4/20/31(2)	250,000	245,354
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.66%, (3-month LIBOR plus 1.50%), 5/15/31(2)	200,000	197,351
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, (3-month LIBOR plus 1.40%), 4/17/31(2)	200,000	196,015
CIFC Funding Ltd., Series 2016-1A, Class BR, VRN, 0.00%, (3-month LIBOR plus 1.95%), 10/21/31(2)	250,000	250,000
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.70%, (3-month LIBOR plus 1.40%), 4/18/31(2)	450,000	439,275
Gilbert Parl CLO Ltd., Series 2017-1A, Class B, VRN, 3.90%, (3-month LIBOR plus 1.60%), 10/15/30(2)	175,000	174,081
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.83%, (3-month LIBOR plus 1.55%), 4/20/30(2)	300,000	297,497
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class A, VRN, 3.49%, (3-month LIBOR plus 1.30%), 10/20/32(2)	575,000	575,527
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.40%, (3-month LIBOR plus 1.12%), 7/20/31(2)	150,000	149,815
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.43%, (3-month LIBOR plus 1.15%), 7/20/31(2)	200,000	199,109
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.88%, (3-month LIBOR plus 1.60%), 7/20/31(2)	150,000	148,429
LCM XIV LP, Series 2014A, Class BR, VRN, 3.86%, (3-month LIBOR plus 1.58%), 7/20/31(2)	500,000	495,857
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.25%, (3-month LIBOR plus 0.95%), 4/19/30(2)	175,000	174,832
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.80%, (3-month LIBOR plus 1.50%), 4/19/30(2)	275,000	273,301

20

	Principal Amount/Shares	Value
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(2)	$250,000	$249,101
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.80%, (3-month LIBOR plus 1.50%), 4/15/31(2)	350,000	347,659
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.45%, (3-month LIBOR plus 1.15%), 4/18/31(2)	150,000	149,088
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.05%, (3-month LIBOR plus 1.75%), 4/18/31(2)	200,000	197,209
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.28%, (3-month LIBOR plus 0.96%), 4/16/31(2)	350,000	345,630
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.35%, (3-month LIBOR plus 1.07%), 10/20/28(2)	150,000	150,274
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.68%, (3-month LIBOR plus 1.40%), 4/25/31(2)	350,000	342,155
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.00%, (3-month LIBOR plus 1.70%), 10/18/31(2)	150,000	149,137
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,614,550)		6,569,071
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	400,000	430,321
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	300,000	331,860
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	400,000	424,185
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	325,000	339,023
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(2)	310,000	317,819
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	250,000	255,197
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	400,000	424,518
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(2)	525,000	541,280
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	320,000	339,264
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.19%, 12/15/46	260,000	282,100
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	779,000	809,122
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	500,000	532,131
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	400,000	421,287
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	500,000	528,455
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,776,377)		5,976,562
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.7%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21	190,000	196,889
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21	330,000	342,131
Dominican Republic — 0.2%
Dominican Republic International Bond, 5.95%, 1/25/27	200,000	217,002

21

	Principal Amount/Shares	Value
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47	$200,000	$211,268
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25	200,000	202,611
Nigeria — 0.2%
Nigeria Government International Bond, 7.625%, 11/21/25	200,000	220,101
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	90,000	132,076
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	100,000	102,336
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	60,000	63,019
Republic of Poland Government International Bond, 3.00%, 3/17/23	100,000	103,473
		166,492
Russia — 0.2%
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	200,000	238,615
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	200,000	179,783
Turkey — 0.1%
Turkey Government International Bond, 6.875%, 3/17/36	200,000	199,698
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45	80,000	85,801
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,392,288)		2,494,803
MUNICIPAL SECURITIES — 1.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	180,000	272,767
Chicago GO, 7.05%, 1/1/29	50,000	55,714
Houston GO, 3.96%, 3/1/47	50,000	58,148
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	115,198
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	72,407
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	62,885
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	62,818
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	95,529
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	91,636
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	101,577
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	175,000	239,153
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	150,000	209,202
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	110,070
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	50,000	71,029
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	68,227
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	57,146
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	125,536
State of California GO, 6.65%, 3/1/22	40,000	43,631
State of California GO, 4.60%, 4/1/38	10,000	11,150

22

	Principal Amount/Shares	Value
State of California GO, 7.55%, 4/1/39	$130,000	$215,345
State of California GO, 7.30%, 10/1/39	5,000	7,835
State of California GO, 7.60%, 11/1/40	25,000	42,348
State of Illinois GO, 5.10%, 6/1/33	40,000	43,360
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	54,829
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	40,000	55,328
State of Washington GO, 5.14%, 8/1/40	90,000	119,047
TOTAL MUNICIPAL SECURITIES (Cost $1,830,073)		2,461,915
BANK LOAN OBLIGATIONS(4) — 0.4%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.29%, (1-month LIBOR plus 2.25%), 1/19/24	190,000	190,654
Health Care Providers and Services — 0.2%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.54%, (1-month LIBOR plus 2.50%), 2/16/23	198,472	199,015
Hotels, Restaurants and Leisure†
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.79%, (1-month LIBOR plus 2.75%), 12/22/24	38,799	38,588
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 6/2/25	134,085	134,784
TOTAL BANK LOAN OBLIGATIONS (Cost $561,897)		563,041
TEMPORARY CASH INVESTMENTS — 3.5%
Credit Agricole Corporate and Investment Bank, 1.89%, 10/1/19(2)(5)	3,155,000	3,154,815
Crown Point Capital Co. LLC, 1.99%, 10/1/19(2)(5)	2,105,000	2,104,885
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $43,655), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $42,787)		42,785
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,646	22,646
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,325,430)		5,325,131
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $148,630,049)		154,286,695
OTHER ASSETS AND LIABILITIES — (1.8)%		(2,697,563)
TOTAL NET ASSETS — 100.0%		$151,589,132

23

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,632,723	USD	1,122,807	UBS AG	12/18/19	$(18,106)
USD	352,594	AUD	521,150	UBS AG	12/18/19	(16)
BRL	4,682,587	USD	1,147,355	Goldman Sachs & Co.	12/18/19	(25,619)
CHF	369,373	USD	376,527	UBS AG	12/18/19	(3,912)
USD	381,356	CLP	272,189,146	Goldman Sachs & Co.	12/18/19	7,478
COP	1,288,788,889	USD	380,651	Goldman Sachs & Co.	12/18/19	(11,644)
CZK	16,978,151	USD	721,768	UBS AG	12/18/19	(3,274)
USD	347,550	CZK	8,167,355	UBS AG	12/18/19	1,918
EUR	338,283	USD	374,754	JPMorgan Chase Bank N.A.	12/18/19	(3,847)
EUR	337,755	USD	376,597	JPMorgan Chase Bank N.A.	12/18/19	(6,269)
USD	753,983	EUR	676,030	JPMorgan Chase Bank N.A.	12/18/19	12,757
HUF	336,343,556	USD	1,120,398	UBS AG	12/18/19	(20,429)
HUF	225,932,470	USD	759,641	UBS AG	12/18/19	(20,758)
HUF	111,850,839	USD	370,244	UBS AG	12/18/19	(4,450)
USD	2,237,988	HUF	674,126,865	UBS AG	12/18/19	33,342
USD	364,376	ILS	1,282,896	UBS AG	12/18/19	(6,186)
USD	373,075	JPY	40,050,423	Bank of America N.A.	12/18/19	646
MXN	12,039,247	USD	605,925	Morgan Stanley	12/18/19	(3,283)
NOK	19,696,577	USD	2,198,107	Goldman Sachs & Co.	12/18/19	(30,436)
USD	338,071	NOK	3,026,092	Goldman Sachs & Co.	12/18/19	5,040
USD	341,213	NOK	3,095,226	Goldman Sachs & Co.	12/18/19	574
NZD	1,096,906	USD	691,020	UBS AG	12/18/19	(2,937)
USD	1,088,586	NZD	1,692,874	UBS AG	12/18/19	26,654
PEN	122,899	USD	36,873	Goldman Sachs & Co.	12/18/19	(525)
PEN	1,127,599	USD	332,910	Goldman Sachs & Co.	12/18/19	586
USD	1,502,808	PEN	5,025,991	Goldman Sachs & Co.	12/18/19	16,333
PLN	2,937,707	USD	738,043	Goldman Sachs & Co.	12/18/19	(4,641)
PLN	1,482,625	USD	370,721	Goldman Sachs & Co.	12/18/19	(582)
USD	1,112,776	PLN	4,400,919	Goldman Sachs & Co.	12/18/19	14,082
USD	756,644	PLN	3,021,167	Goldman Sachs & Co.	12/18/19	2,406
RUB	50,112,848	USD	757,135	Goldman Sachs & Co.	12/18/19	7,843
USD	778,627	RUB	50,112,848	Goldman Sachs & Co.	12/18/19	13,650
USD	935,893	THB	28,610,236	Goldman Sachs & Co.	12/18/19	(938)
						$(24,543)

24

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	18	December 2019	$1,800,000	$2,345,625	$(8,697)
U.S. Treasury 10-Year Ultra Notes	9	December 2019	$900,000	1,281,656	14,060
U.S. Treasury 2-Year Notes	38	December 2019	$7,600,000	8,189,000	(23,521)
U.S. Treasury 5-Year Notes	8	December 2019	$800,000	953,187	(7,362)
U.S. Treasury Long Bonds	4	December 2019	$400,000	649,250	10,491
U.S. Treasury Ultra Bonds	2	December 2019	$200,000	383,813	(12,504)
				$13,802,531	$(27,533)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Sell	1.00%	6/20/24	$1,500,000	$25,835	$6,229	$32,064

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,500,000	$(496)	$(14,001)	$(14,497)

25

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†    Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $217,882.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $31,418,121, which represented 20.7% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $148,630,049)	$154,286,695
Receivable for investments sold	2,740,943
Receivable for capital shares sold	827,269
Unrealized appreciation on forward foreign currency exchange contracts	143,309
Interest receivable	861,899
158,860,115

Liabilities
Foreign currency overdraft payable, at value (cost of $10)	10
Payable for investments purchased	6,860,129
Payable for capital shares redeemed	160,221
Payable for variation margin on futures contracts	3,644
Payable for variation margin on swap agreements	1,122
Unrealized depreciation on forward foreign currency exchange contracts	167,852
Accrued management fees	62,487
Distribution and service fees payable	6,936
Dividends payable	8,582
7,270,983

Net Assets	$151,589,132

Net Assets Consist of:
Capital paid in	$150,213,088
Distributable earnings	1,376,044
$151,589,132

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$88,824,906	8,118,621	$10.94
I Class	$30,661,236	2,802,734	$10.94
A Class	$16,726,111	1,528,548	$10.94*
C Class	$3,949,254	360,967	$10.94
R Class	$666,530	60,920	$10.94
R5 Class	$10,761,095	984,021	$10.94
*Maximum offering price $11.46 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,514,708

Expenses:
Management fees	447,082
Distribution and service fees:
A Class	20,258
C Class	18,299
R Class	1,599
Trustees' fees and expenses	5,389
Other expenses	1,662
494,289
Fees waived(1)	(73,051)
421,238

Net investment income (loss)	2,093,470

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	809,796
Forward foreign currency exchange contract transactions	(155,986)
Futures contract transactions	737,479
Swap agreement transactions	(32,846)
Foreign currency translation transactions	(38)
1,358,405

Change in net unrealized appreciation (depreciation) on:
Investments	4,054,875
Forward foreign currency exchange contracts	(133,117)
Futures contracts	(183,952)
Swap agreements	6,626
Translation of assets and liabilities in foreign currencies	20
3,744,452

Net realized and unrealized gain (loss)	5,102,857

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,196,327

(1)	Amount consists of $45,070, $12,527, $8,103, $1,830, $320 and $5,201 for Investor Class, I Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$2,093,470	$4,456,494
Net realized gain (loss)	1,358,405	(2,014,905)
Change in net unrealized appreciation (depreciation)	3,744,452	2,451,259
Net increase (decrease) in net assets resulting from operations	7,196,327	4,892,848

Distributions to Shareholders
From earnings:
Investor Class	(1,311,459)	(4,155,744)
I Class	(374,243)	(154,831)
A Class	(214,906)	(515,469)
C Class	(34,756)	(113,890)
R Class	(7,680)	(18,805)
R5 Class	(161,380)	(383,124)
Decrease in net assets from distributions	(2,104,424)	(5,341,863)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	856,362	(5,088,125)

Net increase (decrease) in net assets	5,948,265	(5,537,140)

Net Assets
Beginning of period	145,640,867	151,178,007
End of period	$151,589,132	$145,640,867

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

30

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

31

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. During the period ended September 30, 2019, the investment advisor agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2019 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.3425% to 0.4600%	0.2500% to 0.3100%	0.64%	0.54%
I Class		0.1500% to 0.2100%	0.54%	0.44%
A Class		0.2500% to 0.3100%	0.64%	0.54%
C Class		0.2500% to 0.3100%	0.64%	0.54%
R Class		0.2500% to 0.3100%	0.64%	0.54%
R5 Class		0.0500% to 0.1100%	0.44%	0.34%

32

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $56,892,569, of which $46,050,762 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $55,150,653, of which $36,717,916 represented U.S. Treasury and Government Agency obligations.
33

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,002,272	$10,780,898	3,567,664	$36,936,228
Issued in reinvestment of distributions	116,551	1,257,147	384,507	3,987,347
Redeemed	(3,392,351)	(35,962,704)	(4,737,909)	(49,084,300)
	(2,273,528)	(23,924,659)	(785,738)	(8,160,725)
I Class
Sold	2,481,424	26,313,399	441,715	4,590,990
Issued in reinvestment of distributions	34,590	374,147	14,325	148,384
Redeemed	(307,009)	(3,308,287)	(187,407)	(1,948,190)
	2,209,005	23,379,259	268,633	2,791,184
A Class
Sold	236,000	2,531,447	428,625	4,450,885
Issued in reinvestment of distributions	19,486	210,427	48,810	505,965
Redeemed	(206,592)	(2,217,891)	(333,272)	(3,462,658)
	48,894	523,983	144,163	1,494,192
C Class
Sold	71,084	764,783	16,872	175,567
Issued in reinvestment of distributions	3,050	32,929	9,998	103,642
Redeemed	(40,492)	(433,088)	(188,805)	(1,960,272)
	33,642	364,624	(161,935)	(1,681,063)
R Class
Sold	9,257	99,716	31,923	331,978
Issued in reinvestment of distributions	709	7,659	1,760	18,262
Redeemed	(7,305)	(78,525)	(48,598)	(505,905)
	2,661	28,850	(14,915)	(155,665)
R5 Class
Sold	83,434	894,304	256,751	2,670,346
Issued in reinvestment of distributions	14,952	161,369	36,883	382,195
Redeemed	(53,138)	(571,368)	(235,302)	(2,428,589)
	45,248	484,305	58,332	623,952
Net increase (decrease)	65,922	$856,362	(491,460)	$(5,088,125)

34

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$43,532,841	—
Corporate Bonds	—	41,427,351	—
U.S. Government Agency Mortgage-Backed Securities	—	25,857,508	—
Asset-Backed Securities	—	11,177,081	—
Collateralized Mortgage Obligations	—	8,901,391	—
Collateralized Loan Obligations	—	6,569,071	—
Commercial Mortgage-Backed Securities	—	5,976,562	—
Sovereign Governments and Agencies	—	2,494,803	—
Municipal Securities	—	2,461,915	—
Bank Loan Obligations	—	563,041	—
Temporary Cash Investments	$22,646	5,302,485	—
	$22,646	$154,264,049	—
Other Financial Instruments
Futures Contracts	$24,551	—	—
Swap Agreements	—	$32,064	—
Forward Foreign Currency Exchange Contracts	—	143,309	—
	$24,551	$175,373	—

Liabilities
Other Financial Instruments
Futures Contracts	$52,084	—	—
Swap Agreements	—	$14,497	—
Forward Foreign Currency Exchange Contracts	—	167,852	—
	$52,084	$182,349	—

35

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,950,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $61,886,381.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $20,400,000 futures contracts purchased and $1,300,000 futures contracts sold.

36

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $1,500,000.

Value of Derivative Instruments as of September 30, 2019
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	–	Payable for variation margin on swap agreements*	$1,122
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$143,309	Unrealized depreciation on forward foreign currency exchange contracts	167,852
Interest Rate Risk	Receivable for variation margin on futures contracts*	–	Payable for variation margin on futures contracts*	3,644
		$143,309		$172,618

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(32,846)	Change in net unrealized appreciation (depreciation) on swap agreements	$20,627
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(155,986)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(133,117)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	737,479	Change in net unrealized appreciation (depreciation) on futures contracts	(183,952)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(14,001)
		$548,647		$(310,443)

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$148,647,752
Gross tax appreciation of investments	$5,959,644
Gross tax depreciation of investments	(320,701)
Net tax appreciation (depreciation) of investments	$5,638,943

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(3,308,094) and accumulated long-term capital losses of $(1,424,478), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2019, the fund had late-year ordinary loss deferrals of $(546,258), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.56	0.16	0.38	0.54	(0.16)	$10.94	5.11%	0.55%(4)	0.65%(4)	2.90%(4)	2.80%(4)	38%	$88,825
2019	$10.59	0.33	0.03	0.36	(0.39)	$10.56	3.55%	0.58%	0.65%	3.17%	3.10%	139%	$109,760
2018	$10.71	0.30	(0.09)	0.21	(0.33)	$10.59	1.92%	0.63%	0.65%	2.80%	2.78%	144%	$118,329
2017	$10.82	0.27	(0.08)	0.19	(0.30)	$10.71	1.76%	0.62%	0.65%	2.52%	2.49%	150%	$84,193
2016	$11.02	0.27	(0.16)	0.11	(0.31)	$10.82	1.02%	0.63%	0.65%	2.53%	2.51%	145%	$90,012
2015	$10.75	0.27	0.34	0.61	(0.34)	$11.02	5.73%	0.65%	0.65%	2.51%	2.51%	119%	$90,251
I Class
2019(3)	$10.56	0.16	0.38	0.54	(0.16)	$10.94	5.16%	0.45%(4)	0.55%(4)	3.00%(4)	2.90%(4)	38%	$30,661
2019	$10.58	0.34	0.04	0.38	(0.40)	$10.56	3.76%	0.48%	0.55%	3.27%	3.20%	139%	$6,269
2018(5)	$10.73	0.31	(0.13)	0.18	(0.33)	$10.58	1.65%	0.53%(4)	0.55%(4)	2.97%(4)	2.95%(4)	144%(6)	$3,441

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$10.56	0.14	0.38	0.52	(0.14)	$10.94	4.98%	0.80%(4)	0.90%(4)	2.65%(4)	2.55%(4)	38%	$16,726
2019	$10.59	0.30	0.04	0.34	(0.37)	$10.56	3.30%	0.83%	0.90%	2.92%	2.85%	139%	$15,630
2018	$10.71	0.27	(0.09)	0.18	(0.30)	$10.59	1.67%	0.88%	0.90%	2.55%	2.53%	144%	$14,139
2017	$10.82	0.25	(0.09)	0.16	(0.27)	$10.71	1.51%	0.87%	0.90%	2.27%	2.24%	150%	$27,498
2016	$11.02	0.24	(0.16)	0.08	(0.28)	$10.82	0.77%	0.88%	0.90%	2.28%	2.26%	145%	$28,220
2015	$10.75	0.25	0.33	0.58	(0.31)	$11.02	5.46%	0.90%	0.90%	2.26%	2.26%	119%	$29,532
C Class
2019(3)	$10.56	0.10	0.38	0.48	(0.10)	$10.94	4.59%	1.55%(4)	1.65%(4)	1.90%(4)	1.80%(4)	38%	$3,949
2019	$10.58	0.23	0.04	0.27	(0.29)	$10.56	2.62%	1.58%	1.65%	2.17%	2.10%	139%	$3,457
2018	$10.71	0.19	(0.10)	0.09	(0.22)	$10.58	0.81%	1.63%	1.65%	1.80%	1.78%	144%	$5,179
2017	$10.82	0.17	(0.09)	0.08	(0.19)	$10.71	0.76%	1.62%	1.65%	1.52%	1.49%	150%	$6,955
2016	$11.01	0.16	(0.15)	0.01	(0.20)	$10.82	0.11%	1.63%	1.65%	1.53%	1.51%	145%	$8,618
2015	$10.75	0.16	0.33	0.49	(0.23)	$11.01	4.58%	1.65%	1.65%	1.51%	1.51%	119%	$10,563

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$10.56	0.13	0.38	0.51	(0.13)	$10.94	4.85%	1.05%(4)	1.15%(4)	2.40%(4)	2.30%(4)	38%	$667
2019	$10.59	0.28	0.03	0.31	(0.34)	$10.56	3.04%	1.08%	1.15%	2.67%	2.60%	139%	$615
2018	$10.71	0.24	(0.09)	0.15	(0.27)	$10.59	1.41%	1.13%	1.15%	2.30%	2.28%	144%	$775
2017	$10.82	0.22	(0.08)	0.14	(0.25)	$10.71	1.26%	1.12%	1.15%	2.02%	1.99%	150%	$1,472
2016	$11.01	0.22	(0.16)	0.06	(0.25)	$10.82	0.61%	1.13%	1.15%	2.03%	2.01%	145%	$2,649
2015	$10.75	0.22	0.32	0.54	(0.28)	$11.01	5.11%	1.15%	1.15%	2.01%	2.01%	119%	$2,762
R5 Class
2019(3)	$10.56	0.17	0.38	0.55	(0.17)	$10.94	5.21%	0.35%(4)	0.45%(4)	3.10%(4)	3.00%(4)	38%	$10,761
2019	$10.58	0.35	0.04	0.39	(0.41)	$10.56	3.86%	0.38%	0.45%	3.37%	3.30%	139%	$9,910
2018	$10.71	0.33	(0.11)	0.22	(0.35)	$10.58	2.03%	0.43%	0.45%	3.00%	2.98%	144%	$9,315
2017	$10.82	0.30	(0.09)	0.21	(0.32)	$10.71	1.97%	0.42%	0.45%	2.72%	2.69%	150%	$3,535
2016	$11.02	0.29	(0.16)	0.13	(0.33)	$10.82	1.23%	0.43%	0.45%	2.73%	2.71%	145%	$1,224
2015	$10.75	0.30	0.33	0.63	(0.36)	$11.02	5.94%	0.45%	0.45%	2.71%	2.71%	119%	$1,051

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of

43

the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

44

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.10% (e.g., the Investor Class unified fee will be reduced from 0.64% to 0.54%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the

45

Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

46

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 1911

Semiannual Report

September 30, 2019

Diversified Bond Fund
Investor Class (ADFIX)
I Class (ACBPX)
Y Class (ADVYX)
A Class (ADFAX)
C Class (CDBCX)
R Class (ADVRX)
R5 Class (ADRVX)
R6 Class (ADDVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	5.7 years
Weighted Average Life to Maturity	7.4 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	30.0%
U.S. Treasury Securities	25.3%
U.S. Government Agency Mortgage-Backed Securities	21.0%
Asset-Backed Securities	7.4%
Commercial Mortgage-Backed Securities	4.0%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	2.4%
Municipal Securities	1.8%
Sovereign Governments and Agencies	0.6%
U.S. Government Agency Securities	0.2%
Bank Loan Obligations	0.2%
Temporary Cash Investments	4.3%
Other Assets and Liabilities	(1.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,053.60	$3.08	0.60%
I Class	$1,000	$1,053.60	$2.05	0.40%
Y Class	$1,000	$1,053.80	$1.90	0.37%
A Class	$1,000	$1,051.30	$4.36	0.85%
C Class	$1,000	$1,047.40	$8.19	1.60%
R Class	$1,000	$1,051.00	$5.64	1.10%
R5 Class	$1,000	$1,053.60	$2.05	0.40%
R6 Class	$1,000	$1,053.90	$1.80	0.35%
Hypothetical
Investor Class	$1,000	$1,022.00	$3.03	0.60%
I Class	$1,000	$1,023.00	$2.02	0.40%
Y Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,020.75	$4.29	0.85%
C Class	$1,000	$1,017.00	$8.07	1.60%
R Class	$1,000	$1,019.50	$5.55	1.10%
R5 Class	$1,000	$1,023.00	$2.02	0.40%
R6 Class	$1,000	$1,023.25	$1.77	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 30.0%
Aerospace and Defense — 0.1%
United Technologies Corp., 6.05%, 6/1/36	$1,868,000	$2,516,242
Automobiles — 1.2%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	6,190,000	6,189,980
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	3,500,000	3,558,139
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	5,810,000	6,087,221
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	3,820,000	3,783,659
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,730,000	2,734,934
General Motors Co., 5.15%, 4/1/38	1,350,000	1,365,547
General Motors Financial Co., Inc., 3.15%, 1/15/20	6,350,000	6,359,768
General Motors Financial Co., Inc., 3.20%, 7/6/21	4,620,000	4,668,561
General Motors Financial Co., Inc., 5.25%, 3/1/26	2,760,000	2,998,872
		37,746,681
Banks — 6.2%
Banco Santander SA, 3.50%, 4/11/22	4,200,000	4,312,066
Bank of America Corp., MTN, 4.20%, 8/26/24	9,400,000	10,089,275
Bank of America Corp., MTN, 4.00%, 1/22/25	5,000,000	5,314,865
Bank of America Corp., MTN, VRN, 2.37%, 7/21/21	6,270,000	6,281,343
Bank of America Corp., MTN, VRN, 3.19%, 7/23/30	5,137,000	5,307,673
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	2,450,000	2,927,303
Bank of America Corp., VRN, 3.00%, 12/20/23	3,772,000	3,854,384
Bank of America N.A., 6.00%, 10/15/36	3,330,000	4,569,990
Barclays Bank plc, 5.14%, 10/14/20	3,230,000	3,303,428
BNP Paribas SA, 4.375%, 9/28/25(1)	2,950,000	3,138,301
BPCE SA, 3.00%, 5/22/22(1)	4,760,000	4,833,867
BPCE SA, 5.15%, 7/21/24(1)	2,380,000	2,608,061
Citigroup, Inc., 2.90%, 12/8/21	6,200,000	6,295,531
Citigroup, Inc., 2.75%, 4/25/22	5,530,000	5,614,374
Citigroup, Inc., 3.20%, 10/21/26	6,500,000	6,716,196
Citigroup, Inc., 4.45%, 9/29/27	13,315,000	14,539,489
Citigroup, Inc., VRN, 3.52%, 10/27/28	2,240,000	2,348,410
Cooperatieve Rabobank UA, 3.95%, 11/9/22	4,970,000	5,179,885
Discover Bank, 3.35%, 2/6/23	2,200,000	2,269,374
Discover Bank, 3.45%, 7/27/26	5,790,000	5,976,322
Fifth Third Bank, 2.875%, 10/1/21	2,210,000	2,238,600
HSBC Holdings plc, 4.30%, 3/8/26	2,680,000	2,904,413
HSBC Holdings plc, 4.375%, 11/23/26	4,800,000	5,151,803
HSBC Holdings plc, VRN, 3.26%, 3/13/23	4,900,000	4,987,355
Huntington Bancshares, Inc., 2.30%, 1/14/22	3,480,000	3,500,108
JPMorgan Chase & Co., 4.625%, 5/10/21	6,700,000	6,971,255
JPMorgan Chase & Co., 3.25%, 9/23/22	5,020,000	5,191,764
JPMorgan Chase & Co., 3.875%, 9/10/24	3,575,000	3,811,298

6

	Principal Amount	Value
JPMorgan Chase & Co., 3.125%, 1/23/25	$10,400,000	$10,783,237
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	1,580,000	1,696,237
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	3,300,000	3,694,902
PNC Bank N.A., 3.80%, 7/25/23	3,100,000	3,269,041
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	2,400,000	2,449,732
Regions Financial Corp., 2.75%, 8/14/22	3,690,000	3,747,937
Regions Financial Corp., 3.80%, 8/14/23	3,100,000	3,272,303
Synchrony Bank, 3.00%, 6/15/22	2,330,000	2,362,898
U.S. Bancorp, MTN, 3.60%, 9/11/24	2,820,000	3,003,033
Wells Fargo & Co., 3.07%, 1/24/23	3,770,000	3,842,137
Wells Fargo & Co., 4.125%, 8/15/23	2,170,000	2,303,972
Wells Fargo & Co., 3.00%, 4/22/26	1,550,000	1,590,939
Wells Fargo & Co., 5.61%, 1/15/44	3,300,000	4,274,162
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,850,000	3,057,242
		189,584,505
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	5,320,000	6,338,529
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	4,610,000	5,372,606
		11,711,135
Biotechnology — 1.5%
AbbVie, Inc., 2.90%, 11/6/22	5,270,000	5,374,734
AbbVie, Inc., 3.60%, 5/14/25	3,970,000	4,131,475
AbbVie, Inc., 4.40%, 11/6/42	810,000	837,598
AbbVie, Inc., 4.70%, 5/14/45	2,325,000	2,488,010
Amgen, Inc., 2.65%, 5/11/22	6,080,000	6,161,117
Amgen, Inc., 4.66%, 6/15/51	2,070,000	2,413,887
Celgene Corp., 3.25%, 8/15/22	5,180,000	5,339,193
Celgene Corp., 3.875%, 8/15/25	7,450,000	8,048,437
Gilead Sciences, Inc., 4.40%, 12/1/21	6,230,000	6,500,791
Gilead Sciences, Inc., 3.65%, 3/1/26	5,710,000	6,123,355
		47,418,597
Capital Markets — 1.7%
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	2,020,000	2,002,375
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	5,710,000	5,961,278
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	8,120,000	8,452,954
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25	3,000,000	3,098,550
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	3,600,000	3,819,684
Morgan Stanley, 2.75%, 5/19/22	5,110,000	5,185,349
Morgan Stanley, 5.00%, 11/24/25	2,830,000	3,173,352
Morgan Stanley, MTN, 3.70%, 10/23/24	9,830,000	10,420,535
Morgan Stanley, MTN, 4.00%, 7/23/25	6,130,000	6,616,334
Morgan Stanley, VRN, 3.97%, 7/22/38	1,880,000	2,067,537
		50,797,948
Chemicals — 0.1%
Westlake Chemical Corp., 4.375%, 11/15/47	2,030,000	1,999,992

7

	Principal Amount	Value
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	$2,170,000	$2,247,460
Waste Connections, Inc., 3.50%, 5/1/29	2,670,000	2,851,424
Waste Management, Inc., 4.15%, 7/15/49	1,960,000	2,294,751
		7,393,635
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	6,320,000	6,646,757
Ally Financial, Inc., 3.875%, 5/21/24	2,150,000	2,230,195
Capital One Bank USA N.A., 3.375%, 2/15/23	4,900,000	5,053,027
Capital One Financial Corp., 3.80%, 1/31/28	4,210,000	4,458,565
Synchrony Financial, 2.85%, 7/25/22	2,730,000	2,755,143
		21,143,687
Diversified Consumer Services — 0.1%
George Washington University (The), 3.55%, 9/15/46	1,805,000	1,962,119
Leland Stanford Junior University (The), 3.46%, 5/1/47	1,600,000	1,791,275
		3,753,394
Diversified Financial Services — 0.7%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	6,090,000	6,148,644
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	5,500,000	5,592,028
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)	8,150,000	8,370,533
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,437,807
		22,549,012
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,260,296
AT&T, Inc., 3.40%, 5/15/25	3,530,000	3,688,825
AT&T, Inc., 2.95%, 7/15/26	3,500,000	3,555,343
AT&T, Inc., 5.15%, 11/15/46	4,971,000	5,775,248
Verizon Communications, Inc., 2.625%, 8/15/26	6,150,000	6,235,089
Verizon Communications, Inc., 4.75%, 11/1/41	800,000	952,628
Verizon Communications, Inc., 5.01%, 8/21/54	2,250,000	2,838,192
		26,305,621
Electric Utilities — 1.5%
AEP Transmission Co. LLC, 3.75%, 12/1/47	1,020,000	1,115,367
American Electric Power Co., Inc., 3.20%, 11/13/27	2,050,000	2,142,044
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,900,000	4,130,710
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,700,000	2,931,897
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,749,833
Duke Energy Florida LLC, 6.35%, 9/15/37	307,000	438,062
Duke Energy Florida LLC, 3.85%, 11/15/42	2,070,000	2,260,641
Duke Energy Progress LLC, 4.15%, 12/1/44	1,100,000	1,261,551
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,454,989
Exelon Corp., 5.15%, 12/1/20	1,700,000	1,745,869
Exelon Corp., 4.45%, 4/15/46	1,842,000	2,091,399
Exelon Generation Co. LLC, 5.60%, 6/15/42	710,000	846,353
FirstEnergy Corp., 4.25%, 3/15/23	1,810,000	1,915,702

8

	Principal Amount	Value
FirstEnergy Transmission LLC, 4.55%, 4/1/49(1)	$1,570,000	$1,850,956
Florida Power & Light Co., 3.15%, 10/1/49	1,450,000	1,475,866
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,523,646
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	1,860,000	1,973,461
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	3,340,000	3,427,675
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49(1)	1,450,000	1,448,290
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,797,928
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	1,570,000	1,652,064
Southwestern Public Service Co., 3.70%, 8/15/47	1,880,000	2,047,734
Xcel Energy, Inc., 3.35%, 12/1/26	780,000	823,468
		45,105,505
Energy Equipment and Services — 0.1%
Halliburton Co., 4.85%, 11/15/35	2,030,000	2,256,703
Entertainment — 0.2%
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,707,870
Viacom, Inc., 4.25%, 9/1/23	2,100,000	2,228,394
Viacom, Inc., 4.375%, 3/15/43	2,230,000	2,302,714
		6,238,978
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp., 3.375%, 10/15/26	1,330,000	1,385,937
Boston Properties LP, 3.65%, 2/1/26	4,900,000	5,190,276
Crown Castle International Corp., 5.25%, 1/15/23	3,240,000	3,537,303
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,229,623
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,761,439
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	1,860,000	2,122,707
Kilroy Realty LP, 3.80%, 1/15/23	3,380,000	3,533,113
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,935,618
Public Storage, 3.39%, 5/1/29	2,160,000	2,319,077
Service Properties Trust, 4.65%, 3/15/24	1,870,000	1,925,175
Simon Property Group LP, 2.45%, 9/13/29	2,380,000	2,332,180
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,814,258
VEREIT Operating Partnership LP, 4.125%, 6/1/21	4,538,000	4,658,253
		38,744,959
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.30%, 1/15/21	1,235,000	1,251,507
Kroger Co. (The), 3.875%, 10/15/46	2,080,000	1,989,191
		3,240,698
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	4,671,000	4,946,142
Medtronic, Inc., 3.50%, 3/15/25	2,043,000	2,194,629
Medtronic, Inc., 4.375%, 3/15/35	2,154,000	2,597,209
		9,737,980
Health Care Providers and Services — 1.4%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,559,034
Anthem, Inc., 3.65%, 12/1/27	2,800,000	2,949,180
Anthem, Inc., 4.65%, 1/15/43	1,155,000	1,280,101

9

	Principal Amount	Value
CommonSpirit Health, 2.95%, 11/1/22	$2,420,000	$2,464,182
CVS Health Corp., 3.50%, 7/20/22	5,400,000	5,577,346
CVS Health Corp., 4.30%, 3/25/28	3,810,000	4,124,388
CVS Health Corp., 4.78%, 3/25/38	1,480,000	1,634,170
Duke University Health System, Inc., 3.92%, 6/1/47	3,085,000	3,588,529
HCA, Inc., 4.125%, 6/15/29	2,930,000	3,073,904
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	1,860,000	2,135,378
Northwell Healthcare, Inc., 4.26%, 11/1/47	2,180,000	2,440,051
Stanford Health Care, 3.80%, 11/15/48	1,760,000	2,022,378
UnitedHealth Group, Inc., 2.875%, 3/15/22	4,060,000	4,136,429
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,000,000	2,153,909
Universal Health Services, Inc., 4.75%, 8/1/22(1)	3,700,000	3,737,000
		42,875,979
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.70%, 12/9/35	1,270,000	1,511,782
McDonald's Corp., MTN, 3.625%, 9/1/49	1,520,000	1,544,856
		3,056,638
Household Durables — 0.4%
D.R. Horton, Inc., 2.55%, 12/1/20	2,420,000	2,427,773
Lennar Corp., 4.75%, 4/1/21	3,290,000	3,368,137
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,634,410
Toll Brothers Finance Corp., 4.35%, 2/15/28	3,620,000	3,755,750
		12,186,070
Insurance — 1.1%
American International Group, Inc., 4.125%, 2/15/24	7,680,000	8,224,487
American International Group, Inc., 4.50%, 7/16/44	550,000	613,230
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,030,000	2,092,673
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	1,620,000	1,901,164
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,700,000	1,785,991
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,557,794
Liberty Mutual Group, Inc., 4.50%, 6/15/49(1)	1,100,000	1,227,277
Markel Corp., 4.90%, 7/1/22	3,120,000	3,337,843
Markel Corp., 4.15%, 9/17/50	2,000,000	2,034,342
MetLife, Inc., 4.875%, 11/13/43	1,075,000	1,334,609
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,220,000	2,284,039
Prudential Financial, Inc., 3.94%, 12/7/49	3,500,000	3,787,482
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	975,000	1,288,860
WR Berkley Corp., 4.625%, 3/15/22	1,875,000	1,981,958
		33,451,749
Interactive Media and Services — 0.1%
Tencent Holdings Ltd., 3.98%, 4/11/29(1)	3,600,000	3,864,990
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,900,000	3,900,703
Alibaba Group Holding Ltd., 3.60%, 11/28/24	5,000,000	5,264,752
		9,165,455

10

	Principal Amount	Value
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	$3,050,000	$3,144,458
Fiserv, Inc., 3.50%, 7/1/29	1,500,000	1,581,681
Global Payments, Inc., 3.20%, 8/15/29	3,040,000	3,085,496
Mastercard, Inc., 3.65%, 6/1/49	1,530,000	1,740,224
		9,551,859
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,226,708
Media — 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	9,730,000	10,701,170
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	4,180,000	5,100,611
Comcast Corp., 6.40%, 5/15/38	2,270,000	3,227,204
Comcast Corp., 4.60%, 10/15/38	4,280,000	5,137,270
Comcast Corp., 4.75%, 3/1/44	4,540,000	5,554,723
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,370,000	2,449,774
TEGNA, Inc., 5.125%, 7/15/20	1,266,000	1,268,848
		33,439,600
Metals and Mining — 0.2%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	5,900,000	5,826,250
Steel Dynamics, Inc., 4.125%, 9/15/25	1,730,000	1,755,950
		7,582,200
Multi-Utilities — 0.6%
Black Hills Corp., 3.875%, 10/15/49(2)	1,990,000	2,011,108
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,500,000	2,750,070
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	1,530,000	1,674,173
Consumers Energy Co., 3.10%, 8/15/50	1,510,000	1,516,389
Dominion Energy, Inc., 4.90%, 8/1/41	2,920,000	3,461,702
NiSource, Inc., 5.65%, 2/1/45	2,080,000	2,685,563
Sempra Energy, 2.875%, 10/1/22	1,820,000	1,842,828
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,747,742
Sempra Energy, 4.00%, 2/1/48	1,500,000	1,591,746
		19,281,321
Oil, Gas and Consumable Fuels — 3.7%
Cimarex Energy Co., 4.375%, 6/1/24	2,480,000	2,607,778
CNOOC Finance Ltd., 4.25%, 1/26/21	4,975,000	5,092,316
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,140,781
Concho Resources, Inc., 4.375%, 1/15/25	3,210,000	3,327,465
Continental Resources, Inc., 4.375%, 1/15/28	2,660,000	2,753,131
Ecopetrol SA, 5.875%, 5/28/45	1,220,000	1,437,587
Encana Corp., 6.50%, 2/1/38	3,450,000	4,162,832
Energy Transfer Operating LP, 7.50%, 10/15/20	2,120,000	2,228,434
Energy Transfer Operating LP, 4.25%, 3/15/23	4,740,000	4,956,245
Energy Transfer Operating LP, 5.25%, 4/15/29	3,200,000	3,612,806
Energy Transfer Operating LP, 4.90%, 3/15/35	3,470,000	3,590,151

11

	Principal Amount	Value
Energy Transfer Operating LP, 6.50%, 2/1/42	$880,000	$1,057,107
Energy Transfer Operating LP, 6.00%, 6/15/48	1,050,000	1,243,078
EnLink Midstream LLC, 5.375%, 6/1/29	2,200,000	2,106,500
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,480,000	6,304,561
Hess Corp., 6.00%, 1/15/40	1,590,000	1,846,117
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,127,455
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	4,250,000	5,389,038
Marathon Oil Corp., 3.85%, 6/1/25	3,390,000	3,527,957
MPLX LP, 5.25%, 1/15/25(1)	2,950,000	3,114,692
MPLX LP, 4.875%, 6/1/25	3,800,000	4,183,982
MPLX LP, 4.50%, 4/15/38	2,130,000	2,212,690
MPLX LP, 5.20%, 3/1/47	1,480,000	1,638,335
Newfield Exploration Co., 5.75%, 1/30/22	1,480,000	1,582,038
Occidental Petroleum Corp., 3.50%, 8/15/29	1,500,000	1,524,252
ONEOK, Inc., 3.40%, 9/1/29	2,440,000	2,419,853
Petroleos Mexicanos, 6.00%, 3/5/20	2,291,000	2,323,647
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,251,800
Petroleos Mexicanos, 6.50%, 3/13/27	800,000	834,800
Petroleos Mexicanos, 5.50%, 6/27/44	700,000	600,355
Phillips 66, 4.30%, 4/1/22	2,670,000	2,816,502
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,440,000	3,530,028
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	6,700,000	7,533,968
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,147,256
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	3,750,000	3,834,169
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	1,390,000	1,409,182
Williams Cos., Inc. (The), 4.125%, 11/15/20	5,003,000	5,082,408
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,330,000	3,587,677
		114,138,973
Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/1/22	6,880,000	7,031,322
Bristol-Myers Squibb Co., 4.25%, 10/26/49(1)	1,110,000	1,294,518
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	4,785,000	4,808,600
		13,134,440
Road and Rail — 0.9%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	3,750,000	3,834,375
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,347,689
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,786,431
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,070,000	1,233,599
CSX Corp., 3.40%, 8/1/24	2,840,000	2,992,260
CSX Corp., 3.25%, 6/1/27	3,490,000	3,668,381
Union Pacific Corp., 3.60%, 9/15/37	1,730,000	1,831,952
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,923,383
Union Pacific Corp., 4.05%, 11/15/45	1,600,000	1,768,097
Union Pacific Corp., MTN, 3.55%, 8/15/39	1,210,000	1,272,009
		27,658,176

12

	Principal Amount	Value
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	$3,950,000	$4,082,763
Software — 0.6%
Microsoft Corp., 2.70%, 2/12/25	9,320,000	9,680,299
Microsoft Corp., 3.45%, 8/8/36	2,140,000	2,369,039
Microsoft Corp., 4.25%, 2/6/47	3,060,000	3,804,161
Oracle Corp., 3.625%, 7/15/23	3,070,000	3,246,954
		19,100,453
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.75%, 2/15/24	3,000,000	3,224,324
Home Depot, Inc. (The), 3.00%, 4/1/26	2,560,000	2,685,203
Home Depot, Inc. (The), 3.90%, 6/15/47	2,750,000	3,155,601
		9,065,128
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,734,023
Apple, Inc., 2.45%, 8/4/26	3,780,000	3,839,600
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	6,950,000	7,843,364
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	3,320,000	3,559,411
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	2,230,000	2,259,042
		25,235,440
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	1,670,000	1,830,342
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	2,230,000	2,284,732
TOTAL CORPORATE BONDS (Cost $869,134,980)		921,458,288
U.S. TREASURY SECURITIES — 25.3%
U.S. Treasury Bills, 1.98%, 6/18/20(3)	65,000,000	64,171,660
U.S. Treasury Bonds, 5.00%, 5/15/37	2,000,000	2,952,148
U.S. Treasury Bonds, 3.50%, 2/15/39	1,780,000	2,231,849
U.S. Treasury Bonds, 4.625%, 2/15/40	1,000,000	1,448,770
U.S. Treasury Bonds, 4.375%, 5/15/41	1,500,000	2,122,236
U.S. Treasury Bonds, 3.125%, 11/15/41	21,000,000	25,051,524
U.S. Treasury Bonds, 3.125%, 2/15/42	23,000,000	27,447,715
U.S. Treasury Bonds, 3.00%, 5/15/42	25,000,000	29,262,695
U.S. Treasury Bonds, 2.75%, 11/15/42	9,500,000	10,670,986
U.S. Treasury Bonds, 2.875%, 5/15/43	8,500,000	9,754,912
U.S. Treasury Bonds, 2.50%, 2/15/45	31,000,000	33,392,207
U.S. Treasury Bonds, 3.00%, 5/15/45	5,000,000	5,892,481
U.S. Treasury Bonds, 3.00%, 11/15/45	300,000	354,193
U.S. Treasury Bonds, 3.375%, 11/15/48	42,500,000	54,204,101
U.S. Treasury Bonds, 2.25%, 8/15/49	25,000,000	25,742,676
U.S. Treasury Notes, 1.50%, 5/31/20(4)	10,000,000	9,976,172
U.S. Treasury Notes, 1.125%, 8/31/21(4)	16,000,000	15,840,313
U.S. Treasury Notes, 1.50%, 9/30/21	8,000,000	7,980,938
U.S. Treasury Notes, 2.625%, 12/15/21	21,100,000	21,567,332

13

	Principal Amount	Value
U.S. Treasury Notes, 1.875%, 1/31/22	$15,000,000	$15,085,254
U.S. Treasury Notes, 2.375%, 3/15/22	41,000,000	41,787,969
U.S. Treasury Notes, 1.75%, 6/15/22	39,000,000	39,182,813
U.S. Treasury Notes, 1.50%, 9/15/22	43,000,000	42,924,414
U.S. Treasury Notes, 1.875%, 9/30/22	61,700,000	62,260,361
U.S. Treasury Notes, 2.00%, 11/30/22	30,000,000	30,385,547
U.S. Treasury Notes, 1.50%, 3/31/23	29,000,000	28,940,527
U.S. Treasury Notes, 2.00%, 5/31/24	7,000,000	7,141,777
U.S. Treasury Notes, 1.25%, 8/31/24	79,000,000	77,913,750
U.S. Treasury Notes, 1.625%, 9/30/26	8,000,000	8,002,656
U.S. Treasury Notes, 3.125%, 11/15/28	10,000,000	11,231,055
U.S. Treasury Notes, 2.375%, 5/15/29	19,000,000	20,185,273
U.S. Treasury Notes, 1.625%, 8/15/29	41,500,000	41,324,922
TOTAL U.S. TREASURY SECURITIES (Cost $739,568,090)		776,431,226
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, VRN, 4.80%, (1-year H15T1Y plus 2.25%), 4/1/37	360,172	380,653
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	934,949	987,916
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	442,416	463,954
FHLMC, VRN, 4.06%, (12-month LIBOR plus 1.78%), 9/1/40	885,458	925,836
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.79%), 2/1/41	845,582	879,849
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	287,254	301,435
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	1,998,361	2,075,434
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.87%), 7/1/41	1,206,317	1,268,523
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.63%), 5/1/43	386,060	399,163
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	434,213	449,362
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	13,072	13,508
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	1,879,492	1,922,531
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.59%), 10/1/44	1,583,678	1,627,422
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	2,821,660	2,848,458
FNMA, VRN, 4.68%, (12-month LIBOR plus 1.71%), 12/1/37	273,365	287,657
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	276,900	293,189
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	1,244,322	1,301,188
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	1,964,697	2,053,893
FNMA, VRN, 4.27%, (12-month LIBOR plus 1.75%), 8/1/41	694,073	724,486
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	472,541	485,823
FNMA, VRN, 4.53%, (12-month LIBOR plus 1.55%), 3/1/43	452,559	468,380
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.58%), 1/1/45	2,808,653	2,895,081
FNMA, VRN, 2.61%, (12-month LIBOR plus 1.60%), 4/1/46	7,461,036	7,562,864
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	8,131,064	8,322,655
		38,939,260
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.7%
FHLMC, 5.00%, 1/1/21	134,374	138,727
FHLMC, 5.00%, 4/1/21	26,609	27,471
FHLMC, 7.00%, 9/1/27	1,334	1,487

14

	Principal Amount	Value
FHLMC, 6.50%, 1/1/28	$2,191	$2,444
FHLMC, 7.00%, 2/1/28	348	385
FHLMC, 6.50%, 3/1/29	13,465	15,021
FHLMC, 6.50%, 6/1/29	14,536	16,215
FHLMC, 7.00%, 8/1/29	1,537	1,673
FHLMC, 5.00%, 4/1/31	2,000,775	2,151,144
FHLMC, 5.00%, 5/1/31	2,723,049	2,927,693
FHLMC, 6.50%, 5/1/31	12,344	13,768
FHLMC, 6.50%, 6/1/31	570	635
FHLMC, 6.50%, 6/1/31	1,383	1,542
FHLMC, 5.50%, 12/1/33	169,249	188,013
FHLMC, 6.00%, 9/1/35	2,649,540	3,052,848
FHLMC, 5.50%, 12/1/37	184,810	208,396
FHLMC, 5.50%, 1/1/38	294,440	327,621
FHLMC, 6.00%, 2/1/38	1,407,789	1,622,184
FHLMC, 5.50%, 4/1/38	435,598	491,896
FHLMC, 6.00%, 8/1/38	91,583	102,644
FHLMC, 3.00%, 2/1/43	14,613,580	15,074,783
FNMA, 6.50%, 1/1/26	10,779	12,016
FNMA, 7.00%, 12/1/27	2,606	2,829
FNMA, 7.50%, 4/1/28	15,899	17,420
FNMA, 7.00%, 5/1/28	14,883	15,279
FNMA, 7.00%, 6/1/28	257	261
FNMA, 6.50%, 1/1/29	2,227	2,502
FNMA, 6.50%, 4/1/29	6,581	7,338
FNMA, 7.00%, 7/1/29	1,371	1,372
FNMA, 7.50%, 7/1/29	10,703	11,000
FNMA, 7.50%, 9/1/30	4,823	5,687
FNMA, 5.00%, 6/1/31	2,121,807	2,273,042
FNMA, 5.00%, 7/1/31	3,263,232	3,497,344
FNMA, 7.00%, 9/1/31	22,603	23,750
FNMA, 6.50%, 1/1/32	7,748	8,639
FNMA, 6.50%, 8/1/32	33,967	38,783
FNMA, 5.50%, 2/1/33	1,584,826	1,768,676
FNMA, 5.00%, 6/1/33	1,784,474	1,971,182
FNMA, 5.50%, 6/1/33	104,610	117,289
FNMA, 5.50%, 7/1/33	579,354	648,458
FNMA, 5.00%, 8/1/33	246,345	272,143
FNMA, 5.50%, 8/1/33	219,169	247,723
FNMA, 5.50%, 9/1/33	330,250	373,397
FNMA, 5.00%, 11/1/33	1,134,314	1,253,214
FNMA, 6.00%, 12/1/33	872,435	1,003,407
FNMA, 5.50%, 1/1/34	296,108	333,519
FNMA, 5.50%, 2/1/34	992,025	1,119,284
FNMA, 3.50%, 3/1/34	6,511,434	6,794,605
FNMA, 5.00%, 3/1/34	665,927	735,581

15

	Principal Amount	Value
FNMA, 4.50%, 1/1/35	$5,675,530	$6,099,255
FNMA, 5.00%, 4/1/35	1,574,779	1,739,705
FNMA, 5.00%, 6/1/35	1,179,170	1,302,655
FNMA, 5.00%, 7/1/35	2,270,343	2,507,697
FNMA, 5.00%, 8/1/35	66,850	73,757
FNMA, 4.50%, 9/1/35	262,879	284,463
FNMA, 5.00%, 10/1/35	500,014	550,338
FNMA, 5.50%, 12/1/35	3,309,746	3,745,594
FNMA, 5.00%, 2/1/36	397,255	438,983
FNMA, 5.50%, 4/1/36	414,452	468,976
FNMA, 5.50%, 5/1/36	836,367	946,304
FNMA, 5.50%, 7/1/36	188,378	209,306
FNMA, 5.50%, 2/1/37	108,344	122,189
FNMA, 5.50%, 5/1/37	173,788	195,758
FNMA, 6.00%, 8/1/37	335,183	385,352
FNMA, 6.50%, 8/1/37	51,321	57,021
FNMA, 6.00%, 9/1/37	1,259,446	1,422,750
FNMA, 6.00%, 11/1/37	1,645,095	1,891,111
FNMA, 5.50%, 12/1/37	859,843	953,126
FNMA, 5.50%, 2/1/38	220,358	248,231
FNMA, 5.50%, 6/1/38	434,350	489,656
FNMA, 6.00%, 9/1/38	127,106	132,360
FNMA, 5.50%, 12/1/38	926,090	1,044,020
FNMA, 5.00%, 1/1/39	632,140	696,520
FNMA, 5.50%, 1/1/39	4,055,360	4,578,793
FNMA, 4.50%, 2/1/39	1,196,173	1,295,070
FNMA, 5.00%, 2/1/39	2,312,893	2,551,504
FNMA, 4.50%, 4/1/39	2,053,294	2,239,332
FNMA, 4.50%, 5/1/39	5,277,133	5,743,620
FNMA, 6.50%, 5/1/39	1,077,880	1,245,457
FNMA, 5.00%, 8/1/39	2,463,897	2,724,731
FNMA, 4.50%, 10/1/39	9,230,798	10,106,504
FNMA, 4.00%, 10/1/40	9,433,360	10,124,372
FNMA, 4.50%, 11/1/40	8,439,188	9,149,650
FNMA, 4.00%, 8/1/41	9,287,734	9,929,822
FNMA, 4.50%, 9/1/41	5,176,022	5,612,032
FNMA, 3.50%, 10/1/41	11,206,052	11,770,404
FNMA, 5.00%, 1/1/42	3,949,501	4,362,196
FNMA, 3.50%, 2/1/42	6,967,503	7,320,669
FNMA, 3.50%, 6/1/42	21,342,219	22,430,700
FNMA, 3.50%, 8/1/42	1,980,836	2,081,872
FNMA, 3.50%, 8/1/42	8,605,724	9,044,677
FNMA, 3.50%, 8/1/43	6,422,701	6,726,533
FNMA, 3.50%, 5/1/45	10,890,338	11,359,440
FNMA, 3.50%, 11/1/45	13,932,117	14,541,777
FNMA, 3.50%, 11/1/45	13,888,445	14,496,442
FNMA, 4.00%, 11/1/45	15,674,924	16,576,560

16

	Principal Amount	Value
FNMA, 4.00%, 11/1/45	$4,445,602	$4,690,827
FNMA, 3.50%, 2/1/46	16,745,992	17,462,013
FNMA, 4.00%, 2/1/46	12,952,250	13,652,223
FNMA, 3.50%, 3/1/46	15,203,348	15,799,080
FNMA, 4.00%, 4/1/46	17,113,054	18,067,415
FNMA, 3.50%, 5/1/46	15,526,100	16,148,475
FNMA, 3.00%, 11/1/46	46,613,291	47,768,813
FNMA, 3.50%, 2/1/47	26,241,116	27,361,390
FNMA, 6.50%, 8/1/47	18,248	19,641
FNMA, 6.50%, 9/1/47	36,946	39,644
FNMA, 6.50%, 9/1/47	1,775	1,908
FNMA, 6.50%, 9/1/47	19,424	20,841
FNMA, 3.00%, 4/1/48	31,133,665	31,977,620
FNMA, 4.00%, 6/1/48	30,472,331	31,791,123
FNMA, 4.50%, 2/1/49	13,394,850	14,182,855
GNMA, 7.00%, 11/15/22	3,891	4,022
GNMA, 7.00%, 4/20/26	1,517	1,692
GNMA, 7.50%, 8/15/26	3,229	3,593
GNMA, 8.00%, 8/15/26	1,407	1,529
GNMA, 7.50%, 5/15/27	1,719	1,745
GNMA, 8.00%, 6/15/27	8,297	8,434
GNMA, 7.00%, 2/15/28	1,694	1,697
GNMA, 7.50%, 2/15/28	1,263	1,266
GNMA, 6.50%, 3/15/28	4,288	4,747
GNMA, 7.00%, 4/15/28	1,166	1,168
GNMA, 6.50%, 5/15/28	114	126
GNMA, 6.50%, 5/15/28	19,469	21,561
GNMA, 7.00%, 12/15/28	2,114	2,118
GNMA, 7.00%, 5/15/31	16,784	19,402
GNMA, 4.50%, 8/15/33	936,993	1,008,204
GNMA, 6.00%, 9/20/38	565,628	650,736
GNMA, 5.50%, 11/15/38	1,340,286	1,507,967
GNMA, 5.50%, 11/15/38	522,805	581,849
GNMA, 6.00%, 1/20/39	171,709	197,406
GNMA, 5.00%, 3/20/39	1,200,400	1,328,647
GNMA, 4.50%, 4/15/39	1,421,771	1,548,425
GNMA, 4.50%, 11/15/39	11,056,517	12,104,334
GNMA, 4.50%, 1/15/40	825,227	899,106
GNMA, 4.00%, 7/15/40	1,794,482	1,916,339
GNMA, 4.00%, 11/20/40	15,200,620	16,203,470
GNMA, 4.50%, 12/15/40	3,562,628	3,900,634
GNMA, 4.50%, 7/20/41	5,673,255	6,204,021
GNMA, 3.50%, 6/20/42	5,501,306	5,844,986
GNMA, 3.50%, 7/20/42	8,460,405	8,988,952
GNMA, 2.50%, 7/20/46	18,225,342	18,406,295
GNMA, 2.50%, 8/20/46	11,221,322	11,332,710

17

	Principal Amount	Value
GNMA, 2.50%, 2/20/47	$12,219,266	$12,340,374
		604,961,037
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $629,906,469)		643,900,297
ASSET-BACKED SECURITIES — 7.4%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.84%, (1-month LIBOR plus 0.83%), 5/25/34	9,491,513	9,548,515
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	5,418,258	5,469,506
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	11,753,083	12,416,535
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 2.70%, (1-month LIBOR plus 0.65%), 4/10/31(1)	6,243,859	6,242,796
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	1,979,070	1,971,547
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.875%, (1-month LIBOR plus 0.85%), 12/17/36(1)	22,102,545	22,144,292
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.72%, (1-month LIBOR plus 0.70%), 3/17/37(1)	29,778,527	29,453,992
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.11%, (1-month LIBOR plus 1.08%), 6/17/37(1)	21,275,000	21,172,829
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.02%, (1-month LIBOR plus 1.00%), 7/17/37(1)	26,429,852	26,429,807
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	1,587,709	1,584,882
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	2,883,950	2,879,877
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	2,052,398	2,051,912
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	3,574,304	3,553,799
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)	9,733,768	9,754,647
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(1)	7,874,702	8,123,476
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(1)	9,993,717	10,265,698
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(1)	4,900,000	4,850,514
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	4,430,223	4,475,752
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	1,199,949	1,199,577
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	3,053,107	3,072,901
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(1)	8,081,881	8,126,754
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(1)	3,332,403	3,380,481
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	3,465,657	3,567,369
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	2,253,642	2,375,972
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	6,763,926	6,754,299
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	6,365,669	6,362,119

18

	Principal Amount	Value
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	$9,079,367	$9,339,244
TOTAL ASSET-BACKED SECURITIES (Cost $224,978,196)		226,569,092
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	4,000,000	4,206,974
BX Trust, Series 2018-MCSF, Class A, VRN, 2.60%, (1-month LIBOR plus 0.58%), 4/15/35(1)	10,000,000	9,980,745
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	10,691,000	11,605,325
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	10,000,000	10,794,768
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	14,000,000	14,976,119
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	15,000,000	15,852,945
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	5,000,000	5,530,993
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,562,851
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	10,000,000	10,601,987
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	6,250,000	6,680,887
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	10,000,000	10,335,444
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	5,650,000	6,013,086
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	6,000,000	6,319,308
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $117,779,686)		122,461,432
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Private Sponsor Collateralized Mortgage Obligations — 3.4%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.46%, 3/25/35	1,811,783	1,882,575
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(1)	3,264,377	3,316,960
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.79%, 6/25/34	1,033,827	1,046,153
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.28%, 2/25/35	1,520,932	1,554,808
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	1,489,863	1,485,608
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	688,589	742,478
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.36%, 8/25/34	1,315,898	1,281,623
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.30%, 8/25/34	4,385,172	4,449,952
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	589,948	609,769
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,075,436	1,112,795

19

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	$469,323	$481,727
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	51,030	50,477
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.30%, 10/25/34	187,062	188,554
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.24%, 10/25/34	3,149,986	3,172,265
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.99%, 8/25/35	1,087,958	1,139,501
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.06%, 6/25/34	942,407	942,398
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.60%, 5/25/34	1,576,382	1,627,186
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.91%, 1/25/35	1,732,046	1,733,129
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.48%, 9/25/35	3,653,443	3,769,210
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 4.52%, 9/25/35	2,952,658	3,019,863
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.55%, 9/25/35	1,319,064	1,356,050
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.42%, 7/25/35	590,837	599,666
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.34%, 7/25/35	1,239,141	1,249,070
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.26%, 8/25/35	1,388,069	1,372,042
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.65%, 4/25/35	1,037,441	1,066,471
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(1)	1,199,312	1,200,811
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(1)	4,526,383	4,583,411
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.73%, 11/21/34	727,411	750,343
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.37%, 11/25/35	1,795,186	1,821,677
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.45%, 2/25/35	1,689,274	1,722,388
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.45%, 2/25/35	844,637	859,158
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(1)	1,660,950	1,735,107
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	3,742,274	3,921,590
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.52%, (1-month LIBOR plus 1.50%), 6/25/57(1)	3,511,580	3,573,857
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	3,622,559	3,729,204
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	3,636,773	3,684,490
Sequoia Mortgage Trust, Series 2018-7, Class A4 SEQ, VRN, 4.00%, 9/25/48(1)	3,204,328	3,243,244

20

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	$2,936,060	$2,973,572
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(1)	4,161,536	4,153,084
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.38%, 7/25/34	2,093,891	2,132,621
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.76%, (1-month LIBOR plus 0.74%), 9/25/44	3,959,466	3,983,190
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	347,173	357,116
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	2,105,759	2,099,615
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.00%, 2/25/34	410,475	429,485
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 5.01%, 1/25/35	869,420	908,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.99%, 6/25/34	1,568,313	1,624,044
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.92%, 9/25/34	1,021,383	1,064,614
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	1,498,414	1,545,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	919,618	945,570
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	787,301	812,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.96%, 6/25/35	1,971,569	2,000,602
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 5.00%, 6/25/35	1,196,211	1,248,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.32%, (1-month LIBOR plus 0.30%), 5/25/35	3,190,597	3,085,191
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	962,923	1,003,395
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,492,516	1,503,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	28,785	28,814
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	366,794	366,358
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	563,551	565,336
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	317,768	324,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	368,955	370,216
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.89%, 1/25/38	1,196,120	1,164,796
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,047,390	1,116,157
		105,881,846
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 3397, Class GF, VRN, 2.53%, (1-month LIBOR plus 0.50%), 12/15/37	836,213	839,135

21

	Principal Amount	Value
FNMA, Series 2014-C02, Class 1M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	$5,320,693	$5,551,819
FNMA, Series 2014-C02, Class 2M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	2,528,073	2,622,132
FNMA, Series 2016-C04, Class 1M1, VRN, 3.47%, (1-month LIBOR plus 1.45%), 1/25/29	1,096,426	1,098,301
FNMA, Series 2017-C03, Class 1M1, VRN, 2.97%, (1-month LIBOR plus 0.95%), 10/25/29	1,326,837	1,329,361
FNMA, Series 2018-C02, Class 2M1, VRN, 2.67%, (1-month LIBOR plus 0.65%), 8/25/30	1,041,867	1,041,955
GNMA, Series 2007-5, Class FA, VRN, 2.18%, (1-month LIBOR plus 0.14%), 2/20/37	1,767,791	1,758,848
		14,241,551
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $117,844,875)		120,123,397
COLLATERALIZED LOAN OBLIGATIONS — 2.4%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.30%, (3-month LIBOR plus 1.02%), 4/20/31(1)	8,200,000	8,120,842
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.44%, (3-month LIBOR plus 1.14%), 7/15/31(1)	3,500,000	3,493,969
CBAM Ltd., Series 2019-9A, Class A, VRN, 4.01%, (3-month LIBOR plus 1.28%), 2/12/30(1)	6,000,000	6,009,233
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.26%, (3-month LIBOR plus 0.98%), 4/24/31(1)	3,465,000	3,423,681
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.39%, (3-month LIBOR plus 1.11%), 1/22/31(1)	3,350,000	3,336,836
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.27%, (3-month LIBOR plus 0.97%), 4/18/31(1)	4,400,000	4,352,364
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.40%, (3-month LIBOR plus 1.12%), 7/20/31(1)	6,550,000	6,541,911
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.43%, (3-month LIBOR plus 1.15%), 7/20/31(1)	7,175,000	7,143,036
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.25%, (3-month LIBOR plus 0.95%), 4/19/30(1)	3,775,000	3,771,376
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(1)	9,305,000	9,271,545
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.45%, (3-month LIBOR plus 1.15%), 4/18/31(1)	7,500,000	7,454,388
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.35%, (3-month LIBOR plus 1.07%), 10/20/28(1)	4,250,000	4,257,771
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.25%, (3-month LIBOR plus 0.97%), 4/25/31(1)	2,000,000	1,980,258
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.45%, (3-month LIBOR plus 1.15%), 10/18/31(1)	4,400,000	4,386,325
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $73,747,968)		73,543,535
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	2,189,000	3,317,145
Houston GO, 3.96%, 3/1/47	1,615,000	1,878,180
Los Angeles Community College District GO, 6.75%, 8/1/49	1,000,000	1,675,620
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,235,000	1,778,375
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	1,070,000	1,549,510
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	1,903,635

22

	Principal Amount	Value
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	$2,330,000	$2,782,276
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,952,545
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,750,000	2,370,130
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	2,715,000	3,710,292
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	2,385,000	3,326,312
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	1,000,000	1,420,580
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,000,000	1,132,760
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	3,240,806
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,145,000	1,206,029
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,753,527
State of California GO, 6.65%, 3/1/22	1,660,000	1,810,678
State of California GO, 4.60%, 4/1/38	1,000,000	1,115,030
State of California GO, 7.55%, 4/1/39	2,000,000	3,313,000
State of California GO, 7.30%, 10/1/39	2,005,000	3,141,735
State of Illinois GO, 5.10%, 6/1/33	3,462,000	3,752,808
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	1,665,000	2,028,669
University of California Rev., 5.95%, 5/15/45	1,630,000	2,267,933
TOTAL MUNICIPAL SECURITIES (Cost $42,152,404)		54,427,575
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	1,180,000	1,208,037
Chile Government International Bond, 3.625%, 10/30/42	1,200,000	1,327,512
		2,535,549
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	1,810,000	1,876,536
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36	1,700,000	2,426,767
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,640,000	2,406,716
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	3,170,000	3,244,058
Philippine Government International Bond, 6.375%, 10/23/34	1,840,000	2,663,925
		5,907,983
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,290,000	1,334,805
Republic of Poland Government International Bond, 5.125%, 4/21/21	1,400,000	1,470,451
		2,805,256
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	1,078,622
Uruguay Government International Bond, 4.125%, 11/20/45	1,030,000	1,104,686
		2,183,308
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $18,050,591)		20,142,115

23

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 6.625%, 11/15/30 (Cost $6,427,132)	$5,200,000	$7,623,711
BANK LOAN OBLIGATIONS(5) — 0.2%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.29%, (1-month LIBOR plus 2.25%), 1/19/24	3,350,000	3,361,524
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.05%, (1-month LIBOR plus 2.00%), 4/30/25	3,959,698	3,988,168
TOTAL BANK LOAN OBLIGATIONS (Cost $7,338,323)		7,349,692
TEMPORARY CASH INVESTMENTS — 4.3%
Chariot Funding LLC, 1.99%, 10/1/19(1)(3)	50,000,000	49,997,259
Credit Agricole Corporate and Investment Bank, 1.89%, 10/1/19(1)(3)	29,251,000	29,249,290
Crown Point Capital Co. LLC, 1.99%, 10/1/19(1)(3)	52,379,000	52,376,151
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $402,291), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $394,291)		394,271
State Street Institutional U.S. Government Money Market Fund, Premier Class	70,157	70,157
TOTAL TEMPORARY CASH INVESTMENTS (Cost $132,094,428)		132,087,128
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $2,979,023,142)		3,106,117,488
OTHER ASSETS AND LIABILITIES — (1.1)%		(34,032,283)
TOTAL NET ASSETS — 100.0%		$3,072,085,205

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	964	December 2019	$96,400,000	$125,621,250	$(871,622)
U.S. Treasury 10-Year Ultra Notes	266	December 2019	$26,600,000	37,880,062	423,506
U.S. Treasury 2-Year Notes	1,112	December 2019	$222,400,000	239,636,000	(563,858)
U.S. Treasury 5-Year Notes	141	December 2019	$14,100,000	16,799,930	66,167
U.S. Treasury Long Bonds	15	December 2019	$1,500,000	2,434,688	39,341
U.S. Treasury Ultra Bonds	76	December 2019	$7,600,000	14,584,875	(150,046)
				$436,956,805	$(1,056,512)

24

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Buy	(1.00)%	6/20/24	$180,000,000	$(3,051,526)	$(796,110)	$(3,847,636)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,500,000	$(535)	$(62,286)	$(62,821)
CPURNSA	Receive	1.77%	8/5/24	$24,500,000	(677)	(229,929)	(230,606)
					$(1,212)	$(292,215)	$(293,427)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $538,462,626, which represented 17.5% of total net assets. Of these securities, 0.3% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,031,962.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.

25

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,979,023,142)	$3,106,117,488
Cash	64,531
Receivable for investments sold	3,930,606
Receivable for capital shares sold	2,449,893
Interest receivable	16,319,082
3,128,881,600

Liabilities
Payable for investments purchased	52,435,003
Payable for capital shares redeemed	2,486,593
Payable for variation margin on futures contracts	120,703
Payable for variation margin on swap agreements	215,248
Accrued management fees	1,249,172
Distribution and service fees payable	44,690
Dividends payable	244,986
56,796,395

Net Assets	$3,072,085,205

Net Assets Consist of:
Capital paid in	$3,023,976,151
Distributable earnings	48,109,054
$3,072,085,205

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,466,069,189	132,936,666	$11.03
I Class	$986,727,069	89,424,014	$11.03
Y Class	$159,102,830	14,418,768	$11.03
A Class	$114,259,674	10,357,276	$11.03*
C Class	$21,777,271	1,975,953	$11.02
R Class	$7,625,842	691,487	$11.03
R5 Class	$541,050	49,041	$11.03
R6 Class	$315,982,280	28,623,789	$11.04
*Maximum offering price $11.55 (net asset value divided by 0.955).

See Notes to Financial Statements.

26

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$49,496,049

Expenses:
Management fees	7,743,460
Distribution and service fees:
A Class	133,519
C Class	128,557
R Class	20,766
Trustees' fees and expenses	116,225
Other expenses	12,807
8,155,334

Net investment income (loss)	41,340,715

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	19,879,222
Futures contract transactions	22,233,244
Swap agreement transactions	(420,387)
Foreign currency translation transactions	5,031
41,697,110

Change in net unrealized appreciation (depreciation) on:
Investments	84,583,141
Futures contracts	(4,637,932)
Swap agreements	(1,088,325)
Translation of assets and liabilities in foreign currencies	(2,957)
78,853,927

Net realized and unrealized gain (loss)	120,551,037

Net Increase (Decrease) in Net Assets Resulting from Operations	$161,891,752

See Notes to Financial Statements.

27

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$41,340,715	$140,067,829
Net realized gain (loss)	41,697,110	(100,018,497)
Change in net unrealized appreciation (depreciation)	78,853,927	78,171,664
Net increase (decrease) in net assets resulting from operations	161,891,752	118,220,996

Distributions to Shareholders
From earnings:
Investor Class	(20,650,194)	(45,125,218)
I Class	(14,270,789)	(50,762,670)
Y Class	(2,301,200)	(8,254,043)
A Class	(1,295,518)	(3,199,293)
C Class	(218,550)	(572,506)
R Class	(91,058)	(171,380)
R5 Class	(6,508)	(6,073)
R6 Class	(4,537,027)	(7,061,411)
From tax return of capital:
Investor Class	—	(3,901,075)
I Class	—	(4,940,428)
Y Class	—	(394,094)
A Class	—	(234,667)
C Class	—	(54,444)
R Class	—	(17,350)
R5 Class	—	(1,029)
R6 Class	—	(774,024)
Decrease in net assets from distributions	(43,370,844)	(125,469,705)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(280,724,790)	(2,947,658,348)

Net increase (decrease) in net assets	(162,203,882)	(2,954,907,057)

Net Assets
Beginning of period	3,234,289,087	6,189,196,144
End of period	$3,072,085,205	$3,234,289,087

See Notes to Financial Statements.

28

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

29

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal

30

course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 22% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%
R Class		0.2500% to 0.3100%	0.59%
R5 Class		0.0500% to 0.1100%	0.39%
R6 Class		0.0000% to 0.0600%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

31

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $628,051,106, of which $501,839,349 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $939,374,485, of which $578,988,713 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	7,463,745	$80,948,009	31,325,261	$324,292,830
Issued in reinvestment of distributions	1,880,387	20,414,609	4,675,136	48,466,228
Redeemed	(31,562,122)	(339,652,646)	(141,109,875)	(1,467,307,574)
	(22,217,990)	(238,290,028)	(105,109,478)	(1,094,548,516)
I Class
Sold	20,368,504	218,852,695	49,180,608	509,555,656
Issued in reinvestment of distributions	1,147,229	12,466,827	4,857,472	50,339,677
Redeemed	(25,639,905)	(275,984,441)	(178,388,008)	(1,859,706,777)
	(4,124,172)	(44,664,919)	(124,349,928)	(1,299,811,444)
Y Class
Sold	2,830,818	30,540,642	5,869,446	60,949,056
Issued in reinvestment of distributions	211,625	2,299,788	827,203	8,594,073
Redeemed	(2,974,129)	(32,237,691)	(49,627,198)	(516,289,263)
	68,314	602,739	(42,930,549)	(446,746,134)
A Class
Sold	2,260,854	24,466,932	2,683,206	27,891,724
Issued in reinvestment of distributions	110,991	1,206,570	316,082	3,276,539
Redeemed	(1,328,830)	(14,329,852)	(12,333,087)	(127,677,174)
	1,043,015	11,343,650	(9,333,799)	(96,508,911)
C Class
Sold	89,378	966,744	189,966	1,972,112
Issued in reinvestment of distributions	17,292	187,233	51,732	536,171
Redeemed	(1,098,335)	(11,833,843)	(1,865,057)	(19,337,878)
	(991,665)	(10,679,866)	(1,623,359)	(16,829,595)
R Class
Sold	79,126	856,107	262,652	2,711,815
Issued in reinvestment of distributions	8,365	90,750	18,060	187,177
Redeemed	(220,108)	(2,387,447)	(517,869)	(5,367,549)
	(132,617)	(1,440,590)	(237,157)	(2,468,557)
R5 Class
Sold	9,487	105,013	56,075	581,596
Issued in reinvestment of distributions	599	6,508	680	7,022
Redeemed	(519)	(5,633)	(37,363)	(387,005)
	9,567	105,888	19,392	201,613
R6 Class
Sold	3,530,258	38,257,473	8,078,618	83,884,165
Issued in reinvestment of distributions	413,201	4,492,867	743,782	7,709,361
Redeemed	(3,729,188)	(40,452,004)	(7,958,961)	(82,540,330)
	214,271	2,298,336	863,439	9,053,196
Net increase (decrease)	(26,131,277)	$(280,724,790)	(282,701,439)	$(2,947,658,348)

32

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$921,458,288	—
U.S. Treasury Securities	—	776,431,226	—
U.S. Government Agency Mortgage-Backed Securities	—	643,900,297	—
Asset-Backed Securities	—	226,569,092	—
Commercial Mortgage-Backed Securities	—	122,461,432	—
Collateralized Mortgage Obligations	—	120,123,397	—
Collateralized Loan Obligations	—	73,543,535	—
Municipal Securities	—	54,427,575	—
Sovereign Governments and Agencies	—	20,142,115	—
U.S. Government Agency Securities	—	7,623,711	—
Bank Loan Obligations	—	7,349,692	—
Temporary Cash Investments	$70,157	132,016,971	—
	$70,157	$3,106,047,331	—
Other Financial Instruments
Futures Contracts	$529,014	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,585,526	—	—
Swap Agreements	—	$4,141,063	—
	$1,585,526	$4,141,063	—

33

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $180,000,000.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $456,166,667 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $31,000,000.

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Value of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$163,850
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	120,703
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	51,398
		—		$335,951

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(420,387)	Change in net unrealized appreciation (depreciation) on swap agreements	$(796,110)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	22,233,244	Change in net unrealized appreciation (depreciation) on futures contracts	(4,637,932)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(292,215)
		$21,812,857		$(5,726,257)

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,980,022,798
Gross tax appreciation of investments	$131,766,088
Gross tax depreciation of investments	(5,671,398)
Net tax appreciation (depreciation) of investments	$126,094,690

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(49,396,574) and accumulated long-term capital losses of $(60,384,677), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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As of March 31, 2019, the fund had late-year ordinary loss deferrals of $(2,548,278), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.61	0.14	0.43	0.57	(0.15)	—	—	(0.15)	$11.03	5.36%	0.60%(4)	2.57%(4)	21%	$1,466,069
2019	$10.54	0.29	0.03	0.32	(0.23)	—	(0.02)	(0.25)	$10.61	3.15%	0.60%	2.80%	184%	$1,646,934
2018	$10.68	0.23	(0.14)	0.09	(0.23)	—	—	(0.23)	$10.54	0.86%	0.60%	2.19%	179%	$2,742,374
2017	$10.88	0.22	(0.17)	0.05	(0.24)	(0.01)	—	(0.25)	$10.68	0.51%	0.60%	2.02%	133%	$2,895,840
2016	$11.01	0.22	(0.06)	0.16	(0.29)	—	—	(0.29)	$10.88	1.49%	0.60%	2.04%	174%	$2,122,636
2015	$10.69	0.23	0.35	0.58	(0.26)	—	—	(0.26)	$11.01	5.47%	0.60%	2.10%	153%	$2,060,908
I Class
2019(3)	$10.62	0.15	0.42	0.57	(0.16)	—	—	(0.16)	$11.03	5.36%	0.40%(4)	2.77%(4)	21%	$986,727
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.43%	0.40%	3.00%	184%	$993,543
2018	$10.68	0.25	(0.13)	0.12	(0.26)	—	—	(0.26)	$10.54	1.06%	0.40%	2.39%	179%	$2,296,395
2017	$10.88	0.24	(0.16)	0.08	(0.27)	(0.01)	—	(0.28)	$10.68	0.71%	0.40%	2.22%	133%	$2,801,686
2016	$11.01	0.24	(0.06)	0.18	(0.31)	—	—	(0.31)	$10.88	1.69%	0.40%	2.24%	174%	$2,240,569
2015	$10.69	0.25	0.35	0.60	(0.28)	—	—	(0.28)	$11.01	5.68%	0.40%	2.30%	153%	$2,626,563

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2019(3)	$10.62	0.15	0.42	0.57	(0.16)	—	—	(0.16)	$11.03	5.38%	0.37%(4)	2.80%(4)	21%	$159,103
2019	$10.54	0.31	0.04	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.46%	0.37%	3.03%	184%	$152,412
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	—	(0.25)	$10.54	0.84%	0.37%(4)	2.52%(4)	179%(6)	$603,691
A Class
2019(3)	$10.62	0.12	0.42	0.54	(0.13)	—	—	(0.13)	$11.03	5.13%	0.85%(4)	2.32%(4)	21%	$114,260
2019	$10.54	0.27	0.04	0.31	(0.21)	—	(0.02)	(0.23)	$10.62	3.02%	0.85%	2.55%	184%	$98,899
2018	$10.68	0.20	(0.13)	0.07	(0.21)	—	—	(0.21)	$10.54	0.61%	0.85%	1.94%	179%	$196,563
2017	$10.89	0.19	(0.17)	0.02	(0.22)	(0.01)	—	(0.23)	$10.68	0.17%	0.85%	1.77%	133%	$414,571
2016	$11.02	0.19	(0.06)	0.13	(0.26)	—	—	(0.26)	$10.89	1.24%	0.85%	1.79%	174%	$454,565
2015	$10.69	0.20	0.36	0.56	(0.23)	—	—	(0.23)	$11.02	5.30%	0.85%	1.85%	153%	$418,741
C Class
2019(3)	$10.61	0.08	0.42	0.50	(0.09)	—	—	(0.09)	$11.02	4.74%	1.60%(4)	1.57%(4)	21%	$21,777
2019	$10.54	0.19	0.04	0.23	(0.14)	—	(0.02)	(0.16)	$10.61	2.24%	1.60%	1.80%	184%	$31,481
2018	$10.68	0.13	(0.14)	(0.01)	(0.13)	—	—	(0.13)	$10.54	(0.14)%	1.60%	1.19%	179%	$48,386
2017	$10.89	0.11	(0.17)	(0.06)	(0.14)	(0.01)	—	(0.15)	$10.68	(0.57)%	1.60%	1.02%	133%	$66,394
2016	$11.01	0.11	(0.05)	0.06	(0.18)	—	—	(0.18)	$10.89	0.57%	1.60%	1.04%	174%	$81,039
2015	$10.69	0.12	0.35	0.47	(0.15)	—	—	(0.15)	$11.01	4.42%	1.60%	1.10%	153%	$83,655

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$10.61	0.11	0.43	0.54	(0.12)	—	—	(0.12)	$11.03	5.10%	1.10%(4)	2.07%(4)	21%	$7,626
2019	$10.54	0.24	0.04	0.28	(0.19)	—	(0.02)	(0.21)	$10.61	2.69%	1.10%	2.30%	184%	$8,748
2018	$10.68	0.18	(0.14)	0.04	(0.18)	—	—	(0.18)	$10.54	0.36%	1.10%	1.69%	179%	$11,186
2017	$10.89	0.16	(0.17)	(0.01)	(0.19)	(0.01)	—	(0.20)	$10.68	(0.08)%	1.10%	1.52%	133%	$14,318
2016	$11.02	0.17	(0.07)	0.10	(0.23)	—	—	(0.23)	$10.89	0.98%	1.10%	1.54%	174%	$20,362
2015	$10.70	0.18	0.34	0.52	(0.20)	—	—	(0.20)	$11.02	4.94%	1.10%	1.60%	153%	$21,041
R5 Class
2019(3)	$10.62	0.15	0.42	0.57	(0.16)	—	—	(0.16)	$11.03	5.36%	0.40%(4)	2.77%(4)	21%	$541
2019	$10.54	0.32	0.03	0.35	(0.24)	—	(0.03)	(0.27)	$10.62	3.45%	0.40%	3.00%	184%	$419
2018(5)	$10.70	0.26	(0.17)	0.09	(0.25)	—	—	(0.25)	$10.54	0.81%	0.40%(4)	2.46%(4)	179%(6)	$212
R6 Class
2019(3)	$10.63	0.15	0.42	0.57	(0.16)	—	—	(0.16)	$11.04	5.39%	0.35%(4)	2.82%(4)	21%	$315,982
2019	$10.54	0.32	0.05	0.37	(0.25)	—	(0.03)	(0.28)	$10.63	3.58%	0.35%	3.05%	184%	$301,853
2018	$10.68	0.26	(0.14)	0.12	(0.26)	—	—	(0.26)	$10.54	1.11%	0.35%	2.44%	179%	$290,390
2017	$10.89	0.24	(0.17)	0.07	(0.27)	(0.01)	—	(0.28)	$10.68	0.67%	0.35%	2.27%	133%	$304,836
2016	$11.01	0.25	(0.06)	0.19	(0.31)	—	—	(0.31)	$10.89	1.83%	0.35%	2.29%	174%	$93,751
2015	$10.69	0.24	0.37	0.61	(0.29)	—	—	(0.29)	$11.01	5.73%	0.35%	2.35%	153%	$96,829

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was slightly above the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

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Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

44

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

45

Notes

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90814 1911

Semiannual Report

September 30, 2019

High Income Fund
Investor Class (AHIVX)
I Class (AHIIX)
Y Class (NPHIX)
A Class (AHIAX)
R5 Class (AHIEX)
R6 Class (AHIDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2019
Types of Investments in Portfolio	% of net assets
Corporate Bonds	87.9%
Bank Loan Obligations	2.9%
Preferred Stocks	1.7%
Convertible Bonds	0.5%
Common Stocks	0.1%
Escrow Interests	—*
Warrants	—*
Rights	—*
Temporary Cash Investments	5.6%
Other Assets and Liabilities	1.3%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,031.40	$3.96	0.78%
I Class	$1,000	$1,030.80	$3.45	0.68%
Y Class	$1,000	$1,031.40	$2.95	0.58%
A Class	$1,000	$1,029.00	$5.22	1.03%
R5 Class	$1,000	$1,031.40	$2.95	0.58%
R6 Class	$1,000	$1,031.60	$2.69	0.53%
Hypothetical
Investor Class	$1,000	$1,021.10	$3.94	0.78%
I Class	$1,000	$1,021.60	$3.44	0.68%
Y Class	$1,000	$1,022.10	$2.93	0.58%
A Class	$1,000	$1,019.85	$5.20	1.03%
R5 Class	$1,000	$1,022.10	$2.93	0.58%
R6 Class	$1,000	$1,022.35	$2.68	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 87.9%
Aerospace and Defense — 2.4%
Arconic, Inc., 5.125%, 10/1/24	$650,000	$692,715
Arconic, Inc., 5.90%, 2/1/27	770,000	863,324
Arconic, Inc., 5.95%, 2/1/37	775,000	837,403
Bombardier, Inc., 8.75%, 12/1/21(1)	125,000	135,469
Bombardier, Inc., 6.00%, 10/15/22(1)	1,250,000	1,254,687
Bombardier, Inc., 6.125%, 1/15/23(1)	575,000	587,075
Bombardier, Inc., 7.50%, 12/1/24(1)	325,000	326,950
Bombardier, Inc., 7.50%, 3/15/25(1)	327,000	327,818
Bombardier, Inc., 7.875%, 4/15/27(1)	875,000	873,556
BWX Technologies, Inc., 5.375%, 7/15/26(1)	50,000	52,813
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	400,000	418,000
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	100,000	105,250
TransDigm UK Holdings plc, 6.875%, 5/15/26	200,000	215,500
TransDigm, Inc., 6.00%, 7/15/22	1,625,000	1,653,437
TransDigm, Inc., 6.50%, 7/15/24	50,000	51,750
TransDigm, Inc., 6.50%, 5/15/25	375,000	390,469
TransDigm, Inc., 6.25%, 3/15/26(1)	1,225,000	1,318,406
TransDigm, Inc., 6.375%, 6/15/26	175,000	184,625
TransDigm, Inc., 7.50%, 3/15/27	375,000	408,750
Triumph Group, Inc., 4.875%, 4/1/21	25,000	25,051
Triumph Group, Inc., 6.25%, 9/15/24(1)	125,000	130,338
Triumph Group, Inc., 7.75%, 8/15/25	150,000	151,875
		11,005,261
Air Freight and Logistics — 0.3%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,113,000	1,135,260
XPO Logistics, Inc., 6.125%, 9/1/23(1)	200,000	207,000
		1,342,260
Airlines — 0.4%
Air Canada, 7.75%, 4/15/21(1)	725,000	780,281
American Airlines Group, Inc., 4.625%, 3/1/20(1)	450,000	454,500
American Airlines Group, Inc., 5.00%, 6/1/22(1)	350,000	363,860
United Airlines Holdings, Inc., 6.00%, 12/1/20	25,000	26,070
United Airlines Holdings, Inc., 4.25%, 10/1/22	325,000	336,554
		1,961,265
Auto Components — 0.5%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	200,000	163,500
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	91,625
Dana, Inc., 6.00%, 9/15/23	375,000	385,781
Delphi Technologies plc, 5.00%, 10/1/25(1)	275,000	244,750
Exide Technologies, 11.00% Cash or 7.00% PIK, 4/30/20 (Acquired 4/30/15 - 6/1/19, Cost $231,535)(2)(3)	233,788	191,706

	Principal Amount/Shares	Value
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 5/15/27(1)	$700,000	$710,500
Tenneco, Inc., 5.375%, 12/15/24	225,000	196,875
Tenneco, Inc., 5.00%, 7/15/26	150,000	123,750
		2,108,487
Automobiles — 0.4%
Tesla, Inc., 5.30%, 8/15/25(1)	1,875,000	1,689,844
Banks — 0.2%
CIT Group, Inc., 4.125%, 3/9/21	150,000	153,000
CIT Group, Inc., 5.00%, 8/15/22	200,000	212,380
CIT Group, Inc., 5.00%, 8/1/23	375,000	400,781
Royal Bank of Scotland Group plc, VRN, 4.42%, (3-month LIBOR plus 2.32%)(4)	300,000	284,364
		1,050,525
Building Products — 1.3%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	175,000	177,842
BMC East LLC, 5.50%, 10/1/24(1)	725,000	756,057
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	403,000	420,631
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	525,000	568,313
CPG Merger Sub LLC, 8.00%, 10/1/21(1)	100,000	100,250
Griffon Corp., 5.25%, 3/1/22	1,125,000	1,139,062
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	200,000	207,000
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	50,000	50,314
Masonite International Corp., 5.75%, 9/15/26(1)	75,000	79,406
Masonite International Corp., 5.375%, 2/1/28(1)	125,000	130,781
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	50,000	29,500
NWH Escrow Corp., 7.50%, 8/1/21(1)	50,000	29,125
Patrick Industries, Inc., 7.50%, 10/15/27(1)	500,000	516,300
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	275,000	297,688
Standard Industries, Inc., 5.375%, 11/15/24(1)	925,000	956,219
Standard Industries, Inc., 5.00%, 2/15/27(1)	300,000	311,340
Standard Industries, Inc., 4.75%, 1/15/28(1)	50,000	51,871
		5,821,699
Capital Markets — 1.3%
Credit Suisse Group AG, VRN, 6.25%(1)(4)	450,000	477,144
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	325,000	338,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	625,000	633,203
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	755,000	776,518
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	182,656
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24(1)	1,025,000	1,025,256
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	158,102
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26(1)	1,100,000	1,155,000
MSCI, Inc., 5.25%, 11/15/24(1)	500,000	518,750
MSCI, Inc., 4.75%, 8/1/26(1)	100,000	105,000

	Principal Amount/Shares	Value
NFP Corp., 6.875%, 7/15/25(1)	$625,000	$622,656
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	75,000	77,620
		6,069,905
Chemicals — 1.7%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(5)	400,000	400,000
Atotech Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	202,000
Blue Cube Spinco LLC, 10.00%, 10/15/25	338,000	380,026
CF Industries, Inc., 7.125%, 5/1/20	449,000	462,470
CF Industries, Inc., 5.375%, 3/15/44	1,050,000	1,062,629
Chemours Co. (The), 7.00%, 5/15/25	150,000	142,380
Chemours Co. (The), 5.375%, 5/15/27	75,000	65,065
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	250,000	243,750
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	175,000	162,480
Element Solutions, Inc., 5.875%, 12/1/25(1)	225,000	236,610
Hexion, Inc., 7.875%, 7/15/27(1)	125,000	124,063
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	100,000	104,500
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 4/15/25(1)	275,000	288,062
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	102,250
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	525,000	548,415
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	75,000	74,438
OCI NV, 6.625%, 4/15/23(1)	200,000	209,940
Olin Corp., 5.50%, 8/15/22	150,000	159,000
Olin Corp., 5.625%, 8/1/29	250,000	260,700
Olin Corp., 5.00%, 2/1/30	150,000	150,803
PQ Corp., 5.75%, 12/15/25(1)	25,000	25,875
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	250,000	258,500
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	300,000	316,125
SPCM SA, 4.875%, 9/15/25(1)	300,000	306,750
TPC Group, Inc., 10.50%, 8/1/24(1)	375,000	392,812
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	425,000	413,844
Tronox Finance plc, 5.75%, 10/1/25(1)	350,000	332,762
Tronox, Inc., 6.50%, 4/15/26(1)	450,000	430,875
		7,857,124
Commercial Services and Supplies — 1.3%
ADT Security Corp. (The), 6.25%, 10/15/21	125,000	133,750
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	300,000	300,000
Aptim Corp., 7.75%, 6/15/25(1)	400,000	286,000
Clean Harbors, Inc., 4.875%, 7/15/27(1)	125,000	130,781
Clean Harbors, Inc., 5.125%, 7/15/29(1)	75,000	79,688
Covanta Holding Corp., 6.00%, 1/1/27	425,000	449,437
Garda World Security Corp., 7.25%, 11/15/21(1)	100,000	100,875
Garda World Security Corp., 8.75%, 5/15/25(1)	925,000	954,692
IAA, Inc., 5.50%, 6/15/27(1)	300,000	317,250
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	175,000	182,000
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	142,500

	Principal Amount/Shares	Value
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	$475,000	$442,938
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	400,000	402,500
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	25,000	25,096
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	500,000	503,900
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	786,000	827,796
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	150,000	154,358
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	175,000	183,531
Sotheby's, 7.375%, 10/15/27(1)(6)	200,000	204,250
TMS International Holding Corp., 7.25%, 8/15/25(1)	75,000	64,500
		5,885,842
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	525,000	476,438
CommScope Technologies LLC, 5.00%, 3/15/27(1)	400,000	332,000
CommScope, Inc., 5.00%, 6/15/21(1)	87,000	87,352
CommScope, Inc., 5.50%, 3/1/24(1)	200,000	206,750
CommScope, Inc., 6.00%, 3/1/26(1)	725,000	753,855
CommScope, Inc., 8.25%, 3/1/27(1)	375,000	366,445
Nokia of America Corp., 6.45%, 3/15/29	150,000	155,325
Nokia Oyj, 3.375%, 6/12/22	25,000	25,438
ViaSat, Inc., 5.625%, 4/15/27(1)	150,000	157,875
		2,561,478
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	600,000	573,000
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	300,000	320,490
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	400,000	413,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	325,000	333,125
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	475,000	475,997
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	275,000	277,063
		2,392,675
Construction Materials — 0.3%
Cemex SAB de CV, 7.75%, 4/16/26(1)	400,000	434,504
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	125,000	127,812
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	75,000	77,063
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	425,000	454,750
US Concrete, Inc., 6.375%, 6/1/24	450,000	470,250
		1,564,379
Consumer Finance — 4.1%
4finance SA, 10.75%, 5/1/22(1)	200,000	176,995
Ally Financial, Inc., 3.75%, 11/18/19	500,000	500,812
Ally Financial, Inc., 8.00%, 3/15/20	2,775,000	2,840,740
Ally Financial, Inc., 4.125%, 3/30/20	400,000	403,500
Ally Financial, Inc., 7.50%, 9/15/20	25,000	26,193
Ally Financial, Inc., 4.25%, 4/15/21	175,000	179,375

	Principal Amount/Shares	Value
Ally Financial, Inc., 4.125%, 2/13/22	$100,000	$102,500
Ally Financial, Inc., 4.625%, 5/19/22	200,000	208,000
Ally Financial, Inc., 3.875%, 5/21/24	175,000	181,528
Ally Financial, Inc., 5.125%, 9/30/24	300,000	327,750
Ally Financial, Inc., 8.00%, 11/1/31	775,000	1,075,312
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	75,000	76,099
Avolon Holdings Funding Ltd., 5.25%, 5/15/24(1)	300,000	321,960
Credit Acceptance Corp., 6.625%, 3/15/26(1)	150,000	160,875
FirstCash, Inc., 5.375%, 6/1/24(1)	50,000	51,750
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(5)	1,700,000	1,725,500
goeasy Ltd., 7.875%, 11/1/22(1)	300,000	312,750
Navient Corp., 5.00%, 10/26/20	25,000	25,375
Navient Corp., 5.875%, 3/25/21	425,000	443,063
Navient Corp., 6.625%, 7/26/21	275,000	289,438
Navient Corp., 6.50%, 6/15/22	350,000	373,625
Navient Corp., 5.50%, 1/25/23	400,000	414,500
Navient Corp., 7.25%, 9/25/23	275,000	299,956
Navient Corp., 5.875%, 10/25/24	550,000	556,875
Navient Corp., 6.75%, 6/25/25	975,000	1,007,906
Navient Corp., 6.75%, 6/15/26	675,000	692,077
Navient Corp., MTN, 8.00%, 3/25/20	950,000	971,375
Navient Corp., MTN, 6.125%, 3/25/24	550,000	573,204
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	100,980
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	775,000	818,710
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	275,000	297,454
Springleaf Finance Corp., 8.25%, 12/15/20	25,000	26,625
Springleaf Finance Corp., 7.75%, 10/1/21	150,000	163,688
Springleaf Finance Corp., 6.125%, 5/15/22	225,000	241,875
Springleaf Finance Corp., 8.25%, 10/1/23	175,000	204,750
Springleaf Finance Corp., 6.875%, 3/15/25	873,000	964,119
Springleaf Finance Corp., 7.125%, 3/15/26	1,175,000	1,305,660
Springleaf Finance Corp., 6.625%, 1/15/28	225,000	242,505
		18,685,399
Containers and Packaging — 2.0%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(5)	700,000	724,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	450,000	456,966
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	400,000	410,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	400,000	419,240
Ball Corp., 4.375%, 12/15/20	250,000	255,752
Berry Global, Inc., 6.00%, 10/15/22	500,000	508,125
Berry Global, Inc., 4.875%, 7/15/26(1)	475,000	492,171
Berry Global, Inc., 5.625%, 7/15/27(1)	125,000	129,688
Cascades, Inc., 5.50%, 7/15/22(1)	25,000	25,438
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	50,000	45,855

	Principal Amount/Shares	Value
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	$150,000	$138,000
Graphic Packaging International LLC, 4.75%, 7/15/27(1)	125,000	131,563
Greif, Inc., 6.50%, 3/1/27(1)	200,000	212,600
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	75,000	77,610
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	1,325,000	1,257,491
OI European Group BV, 4.00%, 3/15/23(1)	200,000	201,750
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	50,000	51,760
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	125,000	128,594
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	500,000	532,500
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	62,813
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	969,108	972,354
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	450,000	461,812
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	225,000	233,578
Sealed Air Corp., 5.125%, 12/1/24(1)	250,000	268,750
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	300,000	294,750
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	50,000	44,000
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	400,000	421,480
Trivium Packaging Finance BV, 8.50%, 8/15/27(1)	200,000	216,750
		9,176,390
Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	125,000	129,062
Anixter, Inc., 6.00%, 12/1/25	100,000	110,750
Performance Food Group, Inc., 5.50%, 6/1/24(1)	2,000,000	2,050,000
Performance Food Group, Inc., 5.50%, 10/15/27(1)	225,000	237,375
Resideo Funding, Inc., 6.125%, 11/1/26(1)	100,000	105,750
		2,632,937
Diversified Consumer Services — 0.4%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	200,000	207,000
Graham Holdings Co., 5.75%, 6/1/26(1)	375,000	404,062
Service Corp. International/US, 5.125%, 6/1/29	125,000	134,219
Service Corp., International/US, 5.375%, 5/15/24	150,000	155,181
Sotheby's, 4.875%, 12/15/25(1)	340,000	345,134
WW International, Inc., 8.625%, 12/1/25(1)	375,000	390,938
		1,636,534
Diversified Financial Services — 1.0%
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	475,000	502,906
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,375,000	1,436,352
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	75,000	76,500
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	350,000	366,625
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	200,250
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	400,000	414,000
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	75,000	78,188

	Principal Amount/Shares	Value
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	$300,000	$322,497
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	300,000	331,875
Verscend Escrow Corp., 9.75%, 8/15/26(1)	375,000	400,733
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	350,000	340,375
		4,470,301
Diversified Telecommunication Services — 5.8%
Altice France SA, 6.25%, 5/15/24(1)	433,000	448,480
Altice France SA, 7.375%, 5/1/26(1)	600,000	645,576
Altice France SA, 8.125%, 2/1/27(1)	1,300,000	1,438,125
Altice France SA, 5.50%, 1/15/28(1)	1,500,000	1,520,625
CenturyLink, Inc., 5.625%, 4/1/20	75,000	76,320
CenturyLink, Inc., 6.45%, 6/15/21	400,000	421,000
CenturyLink, Inc., 5.80%, 3/15/22	325,000	344,094
CenturyLink, Inc., 6.75%, 12/1/23	1,150,000	1,262,125
CenturyLink, Inc., 7.50%, 4/1/24	175,000	196,149
Cogent Communications Group, Inc., 5.625%, 4/15/21(1)	75,000	75,844
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	550,000	574,750
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)(6)	400,000	408,000
Embarq Corp., 8.00%, 6/1/36	1,200,000	1,192,128
Frontier Communications Corp., 10.50%, 9/15/22	3,550,000	1,644,094
Frontier Communications Corp., 11.00%, 9/15/25	175,000	79,953
Frontier Communications Corp., 8.50%, 4/1/26(1)	225,000	225,540
Frontier Communications Corp., 8.00%, 4/1/27(1)	425,000	449,306
Hughes Satellite Systems Corp., 6.625%, 8/1/26	650,000	707,174
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	1,800,000	1,673,442
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	78,094
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	650,000	656,298
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	1,525,000	1,600,487
Intelsat Luxembourg SA, 8.125%, 6/1/23	600,000	502,314
Level 3 Financing, Inc., 5.375%, 8/15/22	189,000	190,181
Level 3 Financing, Inc., 5.625%, 2/1/23	1,050,000	1,065,750
Level 3 Financing, Inc., 5.125%, 5/1/23	250,000	253,525
Level 3 Financing, Inc., 5.375%, 1/15/24	525,000	536,734
Level 3 Parent LLC, 5.75%, 12/1/22	450,000	452,925
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	125,000	129,375
Qwest Corp., 6.75%, 12/1/21	75,000	81,087
Sprint Capital Corp., 6.875%, 11/15/28	525,000	573,667
Sprint Capital Corp., 8.75%, 3/15/32	2,425,000	2,997,179
Telecom Italia Capital SA, 6.00%, 9/30/34	550,000	588,500
Telecom Italia Capital SA, 7.20%, 7/18/36	50,000	58,501
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)(6)	275,000	280,500
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28(7)	50,000	44,000
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20(7)(8)	275,000	57,750
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(7)(8)	175,000	97,563

	Principal Amount/Shares	Value
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)(7)	$193,000	$197,342
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	1,125,000	1,160,156
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	350,000	361,742
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	725,000	742,980
		26,089,375
Electric Utilities — 1.6%
Drax Finco plc, 6.625%, 11/1/25(1)	200,000	209,000
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	350,000	361,375
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	75,000	77,625
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	800,000	802,000
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)	150,000	153,937
Pacific Gas & Electric Co., 3.25%, 6/15/23(7)(8)	75,000	74,813
Pacific Gas & Electric Co., 6.05%, 3/1/34(7)(8)	800,000	912,000
Pacific Gas & Electric Co., 5.80%, 3/1/37(7)(8)	300,000	339,375
Pacific Gas & Electric Co., 5.40%, 1/15/40(7)(8)	375,000	420,000
Pacific Gas & Electric Co., 5.125%, 11/15/43(7)(8)	700,000	763,000
Pacific Gas & Electric Co., 4.00%, 12/1/46(7)(8)	100,000	97,688
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	400,000	346,000
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	75,000	76,598
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	175,000	172,812
Vistra Operations Co. LLC, 3.55%, 7/15/24(1)	325,000	327,544
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	550,000	576,785
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	350,000	369,575
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	725,000	748,330
Vistra Operations Co. LLC, 4.30%, 7/15/29(1)	200,000	205,490
		7,033,947
Electronic Equipment, Instruments and Components — 0.1%
MTS Systems Corp., 5.75%, 8/15/27(1)	200,000	208,500
TTM Technologies, Inc., 5.625%, 10/1/25(1)	75,000	75,187
		283,687
Energy Equipment and Services — 1.7%
Apergy Corp., 6.375%, 5/1/26	50,000	49,875
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	225,000	239,897
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	75,000	55,125
Calfrac Holdings LP, 8.50%, 6/15/26(1)	175,000	78,750
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	150,000	118,500
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	625,000	585,937
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	125,000	125,156
FTS International, Inc., 6.25%, 5/1/22	475,000	391,875
Global Marine, Inc., 7.00%, 6/1/28	25,000	22,250
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	300,000	189,750
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	725,000	175,813
Nabors Industries, Inc., 5.00%, 9/15/20	12,000	11,820
Nabors Industries, Inc., 4.625%, 9/15/21	50,000	47,500
Nabors Industries, Inc., 5.50%, 1/15/23	300,000	248,250

	Principal Amount/Shares	Value
Nabors Industries, Inc., 5.75%, 2/1/25	$800,000	$596,000
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	125,000	101,875
Noble Holding International Ltd., 7.75%, 1/15/24	113,000	74,580
Noble Holding International Ltd., 7.875%, 2/1/26(1)	650,000	471,250
Noble Holding International Ltd., 6.20%, 8/1/40	25,000	11,063
Noble Holding International Ltd., 8.95%, 4/1/45	100,000	50,000
Precision Drilling Corp., 5.25%, 11/15/24	25,000	22,063
Precision Drilling Corp., 7.125%, 1/15/26(1)	100,000	93,000
SESI LLC, 7.125%, 12/15/21	250,000	171,563
SESI LLC, 7.75%, 9/15/24	150,000	87,750
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	375,000	320,625
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	756,500	764,065
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	89,000	90,780
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	225,000	232,875
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	275,000	275,687
Transocean, Inc., 5.80%, 10/15/22	225,000	219,937
Transocean, Inc., 9.00%, 7/15/23(1)	300,000	312,375
Transocean, Inc., 7.25%, 11/1/25(1)	150,000	132,750
Transocean, Inc., 7.50%, 4/15/31	125,000	88,750
Transocean, Inc., 6.80%, 3/15/38	50,000	31,000
Transocean, Inc., 9.35%, 12/15/41	100,000	72,500
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	700,000	729,750
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27(1)	275,000	285,312
Weatherford International Ltd., 8.25%, 6/15/23(7)(8)	175,000	63,000
Weatherford International Ltd., 9.875%, 2/15/24(7)(8)	575,000	208,438
Weatherford International Ltd., 7.00%, 3/15/38(7)(8)	75,000	26,625
		7,874,111
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	75,000	71,768
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	825,000	753,569
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	850,000	773,500
Cinemark USA, Inc., 5.125%, 12/15/22	225,000	228,656
Cinemark USA, Inc., 4.875%, 6/1/23	150,000	152,625
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	650,000	688,922
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	300,000	309,750
Live Nation Entertainment, Inc., 5.375%, 6/15/22(1)	50,000	50,750
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	533,125
Netflix, Inc., 5.375%, 2/1/21	583,000	602,530
Netflix, Inc., 5.50%, 2/15/22	225,000	238,500
Netflix, Inc., 5.875%, 11/15/28	425,000	462,740
Netflix, Inc., 6.375%, 5/15/29(1)	700,000	773,500
Netflix, Inc., 5.375%, 11/15/29(1)	100,000	104,250
WMG Acquisition Corp., 5.00%, 8/1/23(1)	50,000	51,313
		5,795,498

	Principal Amount/Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.6%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/26(1)	$300,000	$314,625
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	25,000	25,938
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	25,000	26,781
Equinix, Inc., 5.375%, 1/1/22	875,000	896,875
Equinix, Inc., 5.375%, 4/1/23	350,000	358,645
Equinix, Inc., 5.75%, 1/1/25	125,000	130,397
Equinix, Inc., 5.875%, 1/15/26	275,000	293,263
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	350,000	362,687
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	375,000	376,875
FelCor Lodging LP, 6.00%, 6/1/25	750,000	790,312
GEO Group, Inc. (The), 5.875%, 10/15/24	25,000	21,625
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	40,600
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	75,000	82,802
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	50,000	55,188
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	450,000	474,187
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	126,563
Iron Mountain, Inc., 4.875%, 9/15/29(1)	575,000	585,235
iStar, Inc., 4.625%, 9/15/20	75,000	75,891
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	75,000	84,304
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	150,000	154,125
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	750,000	773,906
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	25,000	25,625
SBA Communications Corp., 4.875%, 7/15/22	400,000	406,340
SBA Communications Corp., 4.00%, 10/1/22	450,000	461,250
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	50,000	43,625
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	75,000	72,703
		7,060,367
Food and Staples Retailing — 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	125,000	131,562
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	425,000	439,875
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	325,000	344,805
Ingles Markets, Inc., 5.75%, 6/15/23	125,000	127,969
Rite Aid Corp., 6.125%, 4/1/23(1)	125,000	99,638
Rite Aid Corp., 7.70%, 2/15/27	25,000	13,250
		1,157,099
Food Products — 1.4%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	325,000	312,813
Clearwater Seafoods, Inc., 6.875%, 5/1/25(1)	75,000	77,344
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	225,000	219,938
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	125,000	131,719

	Principal Amount/Shares	Value
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	$150,000	$151,688
JBS Investments II GmbH, 7.00%, 1/15/26(1)	200,000	216,298
JBS Investments II GmbH, 5.75%, 1/15/28(1)	200,000	208,750
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	75,000	77,394
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	125,000	130,696
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	950,000	1,056,875
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	550,000	584,364
KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/26(1)	200,000	204,375
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	525,000	544,687
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	477,000	514,087
Post Holdings, Inc., 5.50%, 3/1/25(1)	350,000	367,937
Post Holdings, Inc., 5.00%, 8/15/26(1)	241,000	250,845
Post Holdings, Inc., 5.75%, 3/1/27(1)	775,000	825,530
Post Holdings, Inc., 5.625%, 1/15/28(1)	350,000	372,312
US Foods, Inc., 5.875%, 6/15/24(1)	300,000	310,125
		6,557,777
Gas Utilities — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	674,219
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	108,250
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	75,000	75,750
		858,219
Health Care Equipment and Supplies — 0.1%
Hill-Rom Holdings, Inc., 4.375%, 9/15/27(1)	175,000	179,349
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	400,000	392,680
		572,029
Health Care Providers and Services — 4.6%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	550,000	376,750
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	100,000	104,000
Centene Corp., 5.625%, 2/15/21	200,000	202,942
Centene Corp., 4.75%, 5/15/22	375,000	383,981
Centene Corp., 6.125%, 2/15/24	2,650,000	2,766,467
Centene Corp., 5.375%, 6/1/26(1)	875,000	918,750
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	571,000	436,101
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	125,000	129,375
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	71,000	56,800
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	850,000	850,000
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	125,000	106,875
DaVita, Inc., 5.125%, 7/15/24	325,000	331,094
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(5)	550,000	555,500
Eagle Holding Co. II LLC, 7.75% Cash or 8.50% PIK, 5/15/22(1)(5)	50,000	50,500
Encompass Health Corp., 5.75%, 11/1/24	248,000	251,522
Encompass Health Corp., 4.75%, 2/1/30	300,000	303,870
Envision Healthcare Corp., 8.75%, 10/15/26(1)	900,000	553,500

	Principal Amount/Shares	Value
HCA Healthcare, Inc., 6.25%, 2/15/21	$775,000	$813,440
HCA, Inc., 7.50%, 2/15/22	1,275,000	1,416,270
HCA, Inc., 5.875%, 5/1/23	450,000	496,125
HCA, Inc., 5.375%, 2/1/25	300,000	328,500
HCA, Inc., 7.69%, 6/15/25	250,000	301,250
HCA, Inc., 5.875%, 2/15/26	450,000	504,225
HCA, Inc., 5.375%, 9/1/26	800,000	880,960
HCA, Inc., 5.625%, 9/1/28	650,000	725,920
HCA, Inc., 4.125%, 6/15/29	75,000	78,684
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,487,500
MEDNAX, Inc., 6.25%, 1/15/27(1)	125,000	124,366
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	775,000	717,844
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(5)	575,000	491,625
Select Medical Corp., 6.25%, 8/15/26(1)	225,000	235,687
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)	50,000	50,875
Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	202,000	209,323
Tenet Healthcare Corp., 8.125%, 4/1/22	275,000	298,719
Tenet Healthcare Corp., 6.75%, 6/15/23	350,000	368,875
Tenet Healthcare Corp., 4.625%, 7/15/24	425,000	438,379
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	250,000	257,482
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	750,000	770,625
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	225,000	234,259
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	475,000	491,435
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	25,000	26,745
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	525,000	485,625
		20,612,765
Health Care Technology — 0.2%
IQVIA, Inc., 5.00%, 10/15/26(1)	200,000	210,250
IQVIA, Inc., 5.00%, 5/15/27(1)	475,000	498,750
		709,000
Hotels, Restaurants and Leisure — 7.7%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	625,000	626,625
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	125,000	128,901
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	1,900,000	1,967,450
Aramark Services, Inc., 5.125%, 1/15/24	763,000	789,705
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	103,500
Aramark Services, Inc., 5.00%, 2/1/28(1)	565,000	587,600
Arrow Bidco LLC, 9.50%, 3/15/24(1)	75,000	75,375
Boyd Gaming Corp., 6.875%, 5/15/23	850,000	885,062
Boyd Gaming Corp., 6.375%, 4/1/26	1,325,000	1,409,469
Boyd Gaming Corp., 6.00%, 8/15/26	850,000	899,859
Boyne USA, Inc., 7.25%, 5/1/25(1)	225,000	246,285
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	335,000	343,342
Carlson Travel, Inc., 9.50%, 12/15/24(1)	202,000	204,525

	Principal Amount/Shares	Value
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	$400,000	$412,500
Churchill Downs, Inc., 5.50%, 4/1/27(1)	175,000	185,500
Churchill Downs, Inc., 4.75%, 1/15/28(1)	200,000	206,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	250,000	267,500
Eldorado Resorts, Inc., 7.00%, 8/1/23	150,000	157,125
Eldorado Resorts, Inc., 6.00%, 4/1/25	1,250,000	1,321,875
Eldorado Resorts, Inc., 6.00%, 9/15/26	250,000	275,000
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	250,000	275,000
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	380,000	396,150
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	350,000	366,625
Golden Nugget, Inc., 6.75%, 10/15/24(1)	1,275,000	1,310,062
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,150,000	1,201,750
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	700,000	736,750
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30(1)	350,000	370,422
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	200,000	206,500
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(5)	159,811	159,411
IRB Holding Corp., 6.75%, 2/15/26(1)	275,000	277,063
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	725,000	742,219
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	225,000	238,781
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	405,000	433,350
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	1,275,000	1,326,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	105,000	111,405
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	725,000	756,719
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	2,336,000	2,400,240
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(1)(6)	175,000	177,188
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	150,000	162,375
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	525,000	535,521
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	200,000	208,070
Merlin Entertainments plc, 5.75%, 6/15/26(1)	800,000	830,500
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	400,000	416,000
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	200,000	210,000
MGM Resorts International, 5.25%, 3/31/20	650,000	658,937
MGM Resorts International, 6.75%, 10/1/20	400,000	416,000
MGM Resorts International, 6.625%, 12/15/21	575,000	625,025
MGM Resorts International, 7.75%, 3/15/22	750,000	840,945
MGM Resorts International, 6.00%, 3/15/23	1,325,000	1,463,065
MGM Resorts International, 5.50%, 4/15/27	400,000	439,340
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	625,000	601,562
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	200,000	200,000
NCL Corp. Ltd., 4.75%, 12/15/21(1)	521,000	531,920
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	100,750

	Principal Amount/Shares	Value
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	$125,000	$134,063
Station Casinos LLC, 5.00%, 10/1/25(1)	150,000	152,595
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	100,000	105,250
Viking Cruises Ltd., 6.25%, 5/15/25(1)	25,000	26,250
Viking Cruises Ltd., 5.875%, 9/15/27(1)	600,000	637,260
VOC Escrow Ltd., 5.00%, 2/15/28(1)	25,000	25,940
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	125,000	131,563
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	600,000	617,250
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	199,750
Wynn Macau Ltd., 5.50%, 10/1/27(1)	425,000	431,375
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	275,000	288,688
Yum! Brands, Inc., 3.875%, 11/1/23	525,000	545,685
Yum! Brands, Inc., 4.75%, 1/15/30(1)	500,000	516,875
		34,631,387
Household Durables — 2.2%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	325,000	325,812
Beazer Homes USA, Inc., 6.75%, 3/15/25	477,000	488,329
Beazer Homes USA, Inc., 7.25%, 10/15/29(1)	350,000	356,562
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	100,000	102,500
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	75,000	76,358
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.25%, 9/15/27(1)	100,000	100,750
Century Communities, Inc., 5.875%, 7/15/25	325,000	336,651
Century Communities, Inc., 6.75%, 6/1/27(1)	600,000	645,900
Installed Building Products, Inc., 5.75%, 2/1/28(1)	300,000	310,125
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	25,220
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	11,180
KB Home, 7.00%, 12/15/21	125,000	135,131
KB Home, 7.625%, 5/15/23	50,000	56,875
KB Home, 6.875%, 6/15/27	650,000	732,875
Lennar Corp., 6.25%, 12/15/21	50,000	53,063
Lennar Corp., 4.125%, 1/15/22	725,000	744,937
Lennar Corp., 5.00%, 6/15/27	200,000	214,750
Mattamy Group Corp., 6.50%, 10/1/25(1)	25,000	26,375
Meritage Homes Corp., 7.15%, 4/15/20	25,000	25,628
Meritage Homes Corp., 7.00%, 4/1/22	275,000	301,469
Meritage Homes Corp., 6.00%, 6/1/25	550,000	610,500
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	275,000	282,563
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	400,000	412,000
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	225,000	244,688
Toll Brothers Finance Corp., 5.875%, 2/15/22	525,000	560,437
TopBuild Corp., 5.625%, 5/1/26(1)	350,000	365,316
TRI Pointe Group, Inc., 5.25%, 6/1/27	550,000	554,125
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	390,000	416,325

	Principal Amount/Shares	Value
William Lyon Homes, Inc., 7.00%, 8/15/22	$18,000	$18,056
William Lyon Homes, Inc., 6.00%, 9/1/23	150,000	156,750
William Lyon Homes, Inc., 5.875%, 1/31/25	125,000	126,875
William Lyon Homes, Inc., 6.625%, 7/15/27(1)	150,000	156,375
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	175,000	183,313
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	575,000	603,750
		9,761,563
Household Products — 0.6%
Central Garden & Pet Co., 6.125%, 11/15/23	75,000	78,000
Central Garden & Pet Co., 5.125%, 2/1/28	75,000	76,875
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	1,000,000	1,037,830
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	325,000	348,933
Energizer Holdings, Inc., 7.75%, 1/15/27(1)	175,000	195,422
Prestige Brands, Inc., 5.375%, 12/15/21(1)	225,000	226,969
Prestige Brands, Inc., 6.375%, 3/1/24(1)	100,000	104,500
Spectrum Brands, Inc., 6.125%, 12/15/24	225,000	234,619
Spectrum Brands, Inc., 5.75%, 7/15/25	275,000	288,335
Spectrum Brands, Inc., 5.00%, 10/1/29(1)	75,000	76,500
		2,667,983
Independent Power and Renewable Electricity Producers — 2.3%
Calpine Corp., 6.00%, 1/15/22(1)	1,125,000	1,132,988
Calpine Corp., 5.375%, 1/15/23	1,300,000	1,319,500
Calpine Corp., 5.875%, 1/15/24(1)	200,000	205,000
Calpine Corp., 5.50%, 2/1/24	575,000	582,906
Calpine Corp., 5.75%, 1/15/25	575,000	591,531
Calpine Corp., 5.25%, 6/1/26(1)	150,000	155,813
Clearway Energy Operating LLC, 5.375%, 8/15/24	175,000	180,031
Clearway Energy Operating LLC, 5.75%, 10/15/25(1)	525,000	554,531
Clearway Energy Operating LLC, 5.00%, 9/15/26	400,000	411,000
NRG Energy, Inc., 6.625%, 1/15/27	700,000	760,970
NRG Energy, Inc., 5.25%, 6/15/29(1)	200,000	215,810
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	100,000	102,875
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	350,000	358,750
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	175,000	182,875
TerraForm Power Operating LLC, VRN, 6.625%, 6/15/25(1)	525,000	555,980
Vistra Energy Corp., 5.875%, 6/1/23	2,800,000	2,870,700
Vistra Energy Corp., 7.625%, 11/1/24	60,000	62,625
		10,243,885
Industrial Conglomerates†
Amsted Industries, Inc., 5.625%, 7/1/27(1)	125,000	132,188
Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	400,000	431,750
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	525,000	492,083
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	175,000	183,313
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	450,000	436,500
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	192,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	475,000	477,375

	Principal Amount/Shares	Value
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	$500,000	$538,750
Genworth Holdings, Inc., 7.70%, 6/15/20	575,000	590,812
Genworth Holdings, Inc., 7.625%, 9/24/21	75,000	78,031
Genworth Holdings, Inc., 4.80%, 2/15/24	100,000	92,500
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)	100,000	103,000
HUB International Ltd., 7.00%, 5/1/26(1)	725,000	747,656
MBIA Insurance Corp., VRN, 13.56%, (3-month LIBOR plus 11.26%), 1/15/33(1)(7)(8)	125,000	88,906
MBIA, Inc., 7.15%, 7/15/27	25,000	25,375
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	25,000	27,748
USI, Inc., 6.875%, 5/1/25(1)	250,000	254,370
		4,760,169
Interactive Media and Services — 0.4%
Match Group, Inc., 6.375%, 6/1/24	1,185,000	1,250,175
Match Group, Inc., 5.00%, 12/15/27(1)	75,000	78,188
Match Group, Inc., 5.625%, 2/15/29(1)	200,000	215,250
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	325,000	300,592
		1,844,205
Internet and Direct Marketing Retail — 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	600,000	633,000
GrubHub Holdings, Inc., 5.50%, 7/1/27(1)	150,000	153,375
		786,375
IT Services — 0.6%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	225,000	215,887
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	25,000	25,648
CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	275,000	287,375
CDW LLC / CDW Finance Corp., 4.25%, 4/1/28	250,000	255,650
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	225,000	126,562
Gartner, Inc., 5.125%, 4/1/25(1)	225,000	235,969
Harland Clarke Holdings Corp., 6.875%, 3/1/20(1)	16,000	15,840
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	25,000	23,438
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,025,000	845,625
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	725,000	750,375
		2,782,369
Leisure Products — 0.1%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	100,000	84,250
Mattel, Inc., 6.75%, 12/31/25(1)	250,000	261,485
Mattel, Inc., 5.45%, 11/1/41	75,000	58,875
		404,610
Life Sciences Tools and Services — 0.3%
Avantor, Inc., 6.00%, 10/1/24(1)	100,000	107,403
Avantor, Inc., 9.00%, 10/1/25(1)	550,000	619,437
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	450,000	479,804
		1,206,644
Machinery — 1.1%
BCD Acquisition, Inc., 9.625%, 9/15/23(1)	50,000	51,250

	Principal Amount/Shares	Value
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	$50,000	$47,500
Cloud Crane LLC, 10.125%, 8/1/24(1)	300,000	321,750
Colfax Corp., 6.00%, 2/15/24(1)	225,000	238,972
Colfax Corp., 6.375%, 2/15/26(1)	125,000	134,648
EnPro Industries, Inc., 5.75%, 10/15/26	150,000	160,312
Granite Holdings US Acquisition Co., 11.00%, 10/1/27(1)	275,000	266,750
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	125,000	130,000
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	71,250
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	100,000	98,250
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	75,000	78,563
Navistar International Corp., 6.625%, 11/1/25(1)	475,000	484,500
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	125,000	129,050
SPX FLOW, Inc., 5.625%, 8/15/24(1)	50,000	51,875
SPX FLOW, Inc., 5.875%, 8/15/26(1)	375,000	393,750
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	150,000	160,313
Tennant Co., 5.625%, 5/1/25	150,000	156,750
Titan International, Inc., 6.50%, 11/30/23	425,000	340,000
Vertiv Group Corp., 9.25%, 10/15/24(1)	425,000	411,719
Vertiv Intermediate Holding Corp., 12.00% Cash or 13.00% PIK, 2/15/22(1)(5)	1,075,000	968,844
Wabash National Corp., 5.50%, 10/1/25(1)	200,000	197,500
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	200,000	172,000
		5,065,546
Media — 8.9%
Altice Financing SA, 7.50%, 5/15/26(1)	700,000	745,493
Altice Luxembourg SA, 7.75%, 5/15/22(1)	742,000	759,622
Altice Luxembourg SA, 10.50%, 5/15/27(1)	1,400,000	1,581,300
AMC Networks, Inc., 4.75%, 12/15/22	525,000	533,694
AMC Networks, Inc., 5.00%, 4/1/24	350,000	361,375
Block Communications, Inc., 6.875%, 2/15/25(1)	100,000	104,750
Cablevision Systems Corp., 8.00%, 4/15/20	100,000	103,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 3/15/21	3,050,000	3,054,346
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	225,000	228,004
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	700,000	713,125
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	600,000	611,250
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	925,000	950,197
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/1/23	725,000	741,312
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	7,000	7,175
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	550,000	575,278
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	425,000	442,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	1,750,000	1,850,625
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	375,000	393,713
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	350,000	371,000
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)(6)	75,000	76,219
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	563,000	619,953
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,325,000	1,383,764
CSC Holdings LLC, 6.75%, 11/15/21	50,000	54,000

	Principal Amount/Shares	Value
CSC Holdings LLC, 5.125%, 12/15/21(1)	$560,000	$560,812
CSC Holdings LLC, 5.125%, 12/15/21(1)	25,000	25,036
CSC Holdings LLC, 5.375%, 7/15/23(1)	200,000	205,750
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,600,000	1,781,360
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,250,000	2,354,332
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	650,000	676,000
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	675,000	701,021
DISH DBS Corp., 5.125%, 5/1/20	150,000	152,063
DISH DBS Corp., 5.875%, 7/15/22	50,000	52,188
DISH DBS Corp., 5.00%, 3/15/23	75,000	76,054
DISH DBS Corp., 5.875%, 11/15/24	600,000	597,000
DISH DBS Corp., 7.75%, 7/1/26	225,000	229,838
EW Scripps Co. (The), 5.125%, 5/15/25(1)	275,000	276,375
GCI LLC, 6.625%, 6/15/24(1)	350,000	378,438
Gray Television, Inc., 5.125%, 10/15/24(1)	830,000	862,162
Gray Television, Inc., 5.875%, 7/15/26(1)	475,000	495,187
Gray Television, Inc., 7.00%, 5/15/27(1)	700,000	771,715
iHeartCommunications, Inc., 6.375%, 5/1/26	601,300	652,410
iHeartCommunications, Inc., 8.375%, 5/1/27	2,438	2,645
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	550,000	573,375
Lamar Media Corp., 5.00%, 5/1/23	250,000	255,938
Lamar Media Corp., 5.375%, 1/15/24	300,000	309,375
Lamar Media Corp., 5.75%, 2/1/26	50,000	53,050
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	350,000	369,250
Nexstar Broadcasting, Inc., 6.125%, 2/15/22(1)	50,000	50,750
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	550,000	573,842
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)	700,000	735,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	475,000	499,937
Quebecor Media, Inc., 5.75%, 1/15/23	425,000	464,312
Radiate Holdco LLC / Radiate Finance, Inc., 6.625%, 2/15/25(1)	200,000	202,420
Salem Media Group, Inc., 6.75%, 6/1/24(1)	175,000	152,250
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	75,000	76,313
Sinclair Television Group, Inc., 6.125%, 10/1/22	725,000	740,827
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	225,000	236,250
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	75,000	75,750
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	539,000	550,454
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	250,000	256,025
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	825,000	857,447
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	200,000	207,040
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	300,000	321,000
TEGNA, Inc., 4.875%, 9/15/21(1)	25,000	25,094
TEGNA, Inc., 6.375%, 10/15/23	50,000	51,688
TEGNA, Inc., 5.00%, 9/15/29(1)	425,000	430,312
Townsquare Media, Inc., 6.50%, 4/1/23(1)	375,000	375,469

	Principal Amount/Shares	Value
Univision Communications, Inc., 6.75%, 9/15/22(1)	$436,000	$444,175
Univision Communications, Inc., 5.125%, 2/15/25(1)	100,000	97,750
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	208,000
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	500,000	516,250
Videotron Ltd., 5.375%, 6/15/24(1)	500,000	548,450
Virgin Media Finance plc, 6.00%, 10/15/24(1)	400,000	413,500
Virgin Media Finance plc, 5.75%, 1/15/25(1)	400,000	413,500
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	700,000	721,875
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	600,000	627,000
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	500,000	524,375
Ziggo BV, 5.50%, 1/15/27(1)	300,000	314,250
		40,383,999
Metals and Mining — 2.9%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	400,000	421,500
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	200,000	218,006
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	400,000	426,960
Aleris International, Inc., 10.75%, 7/15/23(1)	250,000	263,750
Anglo American Capital plc, 4.125%, 9/27/22(1)	250,000	260,499
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	154,357
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	150,000	158,625
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	163,000	160,555
Cleveland-Cliffs, Inc., 5.875%, 6/1/27(1)	600,000	569,760
Coeur Mining, Inc., 5.875%, 6/1/24	200,000	201,000
Commercial Metals Co., 5.75%, 4/15/26	75,000	77,437
Commercial Metals Co., 5.375%, 7/15/27	50,000	50,750
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	74,250
Constellium SE, 5.75%, 5/15/24(1)	250,000	257,500
Constellium SE, 6.625%, 3/1/25(1)	500,000	522,500
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	40,000	40,400
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	250,000	247,500
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	2,000,000	1,917,500
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	400,000	396,000
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	225,000	215,437
FMG Resources August 2006 Pty Ltd., 4.75%, 5/15/22(1)	50,000	51,500
Freeport-McMoRan, Inc., 3.55%, 3/1/22	421,000	423,105
Freeport-McMoRan, Inc., 3.875%, 3/15/23	500,000	505,000
Freeport-McMoRan, Inc., 4.55%, 11/14/24	100,000	102,730
Freeport-McMoRan, Inc., 5.00%, 9/1/27	325,000	324,594
Freeport-McMoRan, Inc., 5.25%, 9/1/29	275,000	274,942
Freeport-McMoRan, Inc., 5.45%, 3/15/43	600,000	543,228
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	200,000	192,000
Hecla Mining Co., 6.875%, 5/1/21	400,000	398,000
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	25,000	23,563
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	50,000	51,813
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	175,000	178,281
IAMGOLD Corp., 7.00%, 4/15/25(1)	75,000	78,937

	Principal Amount/Shares	Value
Kinross Gold Corp., 5.125%, 9/1/21	$50,000	$52,000
Kinross Gold Corp., 4.50%, 7/15/27	50,000	52,562
Mineral Resources Ltd., 8.125%, 5/1/27(1)	350,000	361,130
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	73,594
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	75,000	44,438
Novelis Corp., 6.25%, 8/15/24(1)	365,000	382,337
Novelis Corp., 5.875%, 9/30/26(1)	600,000	630,750
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	264,000
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	159,000
Steel Dynamics, Inc., 5.125%, 10/1/21	100,000	100,481
Taseko Mines Ltd., 8.75%, 6/15/22(1)	575,000	529,000
Teck Resources Ltd., 4.50%, 1/15/21	425,000	431,826
Teck Resources Ltd., 4.75%, 1/15/22	200,000	207,036
Teck Resources Ltd., 3.75%, 2/1/23	25,000	25,525
Teck Resources Ltd., 5.20%, 3/1/42	25,000	24,916
Teck Resources Ltd., 5.40%, 2/1/43	25,000	25,669
United States Steel Corp., 6.25%, 3/15/26	25,000	21,094
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	123,000	127,997
		13,295,334
Multiline Retail — 0.1%
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	350,000	375,725
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	250,000	157,520
JC Penney Corp., Inc., 6.375%, 10/15/36	125,000	41,250
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.75%, 10/25/24(1)	103,452	31,294
		605,789
Oil, Gas and Consumable Fuels — 8.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	200,000	180,940
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	550,000	460,614
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	75,000	62,625
Antero Resources Corp., 5.375%, 11/1/21	275,000	267,094
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	111,000	111,522
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	40,000	40,412
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	275,000	238,563
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	875,000	658,437
California Resources Corp., 8.00%, 12/15/22(1)	1,200,000	600,000
Callon Petroleum Co., 6.125%, 10/1/24	775,000	767,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	275,000	261,938
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	250,000	240,000
Centennial Resource Production LLC, 6.875%, 4/1/27(1)	200,000	200,500
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	350,000	141,750
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	650,000	748,312
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	50,000	55,750

	Principal Amount/Shares	Value
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	$200,000	$219,500
Cheniere Energy Partners LP, 5.25%, 10/1/25	200,000	208,800
Chesapeake Energy Corp., 6.875%, 11/15/20	550,000	551,375
Chesapeake Energy Corp., 5.75%, 3/15/23	175,000	134,750
Chesapeake Energy Corp., 8.00%, 1/15/25	1,375,000	1,000,312
Chesapeake Energy Corp., 8.00%, 6/15/27	225,000	152,438
Citgo Holding, Inc., 9.25%, 8/1/24(1)	825,000	878,625
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21(7)(8)	33,000	8,415
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24(7)(8)	500,000	6,250
CNX Resources Corp., 5.875%, 4/15/22	250,000	241,250
CNX Resources Corp., 7.25%, 3/14/27(1)	275,000	229,625
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	25,000	25,000
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	350,000	281,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	885,000	912,656
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	100,000	103,250
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	325,000	332,618
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	525,000	530,239
DCP Midstream Operating LP, 5.35%, 3/15/20(1)	450,000	454,500
DCP Midstream Operating LP, 4.75%, 9/30/21(1)	295,000	303,112
DCP Midstream Operating LP, 3.875%, 3/15/23	700,000	709,625
DCP Midstream Operating LP, 5.375%, 7/15/25	450,000	480,375
DCP Midstream Operating LP, 5.125%, 5/15/29	525,000	535,500
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	75,000	74,625
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,130,000	1,053,725
Denbury Resources, Inc., 9.25%, 3/31/22(1)	86,000	75,680
Energy Transfer Operating LP, 7.50%, 10/15/20	1,250,000	1,313,935
Energy Transfer Operating LP, 4.25%, 3/15/23	525,000	548,951
EnLink Midstream Partners LP, 4.40%, 4/1/24	175,000	169,190
EnLink Midstream Partners LP, 4.85%, 7/15/26	925,000	882,219
EnLink Midstream Partners LP, 5.60%, 4/1/44	50,000	41,125
EnLink Midstream Partners LP, 5.05%, 4/1/45	50,000	40,250
EnLink Midstream Partners LP, 5.45%, 6/1/47	150,000	123,000
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20(7)(8)	537,000	3,356
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)(7)(8)	592,000	19,240
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)(7)(8)	50,000	1,375
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	150,000	99,000
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	375,000	231,563
Gulfport Energy Corp., 6.00%, 10/15/24	125,000	91,044
Gulfport Energy Corp., 6.375%, 5/15/25	442,000	316,030
Gulfport Energy Corp., 6.375%, 1/15/26	175,000	123,375

	Principal Amount/Shares	Value
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	$475,000	$498,750
HighPoint Operating Corp., 7.00%, 10/15/22	50,000	45,250
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	400,000	374,000
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	75,000	78,656
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	300,000	271,875
Jagged Peak Energy LLC, 5.875%, 5/1/26	350,000	352,625
Lonestar Resources America, Inc., 11.25%, 1/1/23(1)	100,000	82,250
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	250,000	251,250
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	300,000	280,128
Matador Resources Co., 5.875%, 9/15/26	225,000	226,553
MEG Energy Corp., 6.375%, 1/30/23(1)	375,000	363,281
MEG Energy Corp., 7.00%, 3/31/24(1)	550,000	533,500
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	450,000	333,562
Murphy Oil Corp., 6.875%, 8/15/24	650,000	682,500
Murphy Oil Corp., 5.75%, 8/15/25	250,000	255,000
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(7)(8)	879,713	10,996
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	375,000	388,980
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	150,000	161,066
NuStar Logistics LP, 6.00%, 6/1/26	200,000	216,960
Oasis Petroleum, Inc., 6.50%, 11/1/21	376,000	372,007
Oasis Petroleum, Inc., 6.875%, 1/15/23	250,000	230,000
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	275,000	224,125
Parkland Fuel Corp., 6.00%, 4/1/26(1)	50,000	53,000
Parkland Fuel Corp., 5.875%, 7/15/27(1)	775,000	815,153
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(1)	225,000	233,438
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	675,000	697,356
PDC Energy, Inc., 6.125%, 9/15/24	75,000	75,000
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/29	75,000	73,888
Range Resources Corp., 5.75%, 6/1/21	700,000	698,250
Range Resources Corp., 5.875%, 7/1/22	375,000	360,937
Range Resources Corp., 5.00%, 8/15/22	375,000	353,437
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	280,748
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	100,000	109,330
Sanchez Energy Corp., 7.75%, 6/15/21(7)	475,000	30,875
Sanchez Energy Corp., 6.125%, 1/15/23(7)(8)	775,000	52,313
SemGroup Corp., 7.25%, 3/15/26	75,000	81,563
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	375,000	382,504
Seven Generations Energy Ltd., 6.75%, 5/1/23(1)	200,000	203,000
Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	425,000	436,687
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	175,000	173,906
SM Energy Co., 5.625%, 6/1/25	250,000	215,575
Southwestern Energy Co., 6.20%, 1/23/25	196,000	174,440
SRC Energy, Inc., 6.25%, 12/1/25	675,000	671,611

	Principal Amount/Shares	Value
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	$425,000	$389,937
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	50,000	42,460
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	681,000	700,579
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	50,000	52,309
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	375,000	398,437
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	200,000	201,250
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	75,000	75,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,477,000	1,493,616
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 3/15/24	25,000	25,969
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	75,000	77,501
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	425,000	450,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	100,000	109,359
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	300,000	304,140
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	400,000	438,028
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	72,563
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	225,000	103,500
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	400,000	189,000
Whiting Petroleum Corp., 5.75%, 3/15/21	50,000	47,939
Whiting Petroleum Corp., 6.25%, 4/1/23	225,000	174,375
Whiting Petroleum Corp., 6.625%, 1/15/26	175,000	119,000
Williams Cos., Inc. (The), 7.875%, 9/1/21	75,000	82,590
Williams Cos., Inc. (The), 4.55%, 6/24/24	350,000	377,083
WPX Energy, Inc., 8.25%, 8/1/23	143,000	161,590
WPX Energy, Inc., 5.25%, 10/15/27	275,000	277,750
		37,314,155
Paper and Forest Products — 0.2%
Mercer International, Inc., 6.50%, 2/1/24	400,000	411,500
Mercer International, Inc., 7.375%, 1/15/25	375,000	391,537
Norbord, Inc., 5.75%, 7/15/27(1)	100,000	102,750
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	150,000	159,000
		1,064,787
Personal Products†
Avon International Capital plc, 6.50%, 8/15/22(1)	125,000	129,844
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	25,000	25,875
Revlon Consumer Products Corp., 6.25%, 8/1/24	50,000	26,750
		182,469
Pharmaceuticals — 2.4%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	700,000	787,360
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	41,000	41,666
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	572,000	581,295

	Principal Amount/Shares	Value
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	$50,000	$52,673
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	1,775,000	1,846,000
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	200,000	210,020
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,475,000	3,913,719
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	75,000	81,250
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	375,000	404,850
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	225,000	246,330
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,023,000	632,572
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	400,000	237,000
Horizon Pharma USA, Inc., 5.50%, 8/1/27(1)	600,000	625,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 4.875%, 4/15/20(1)	75,000	46,875
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	375,000	142,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	50,000	16,750
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	450,000	410,625
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	400,000	346,250
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	400,000	329,500
Vizient, Inc., 6.25%, 5/15/27(1)	100,000	107,500
		11,060,235
Professional Services — 0.3%
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	175,000	191,078
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	975,000	1,082,250
		1,273,328
Real Estate Management and Development — 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	50,875
Forestar Group, Inc., 8.00%, 4/15/24(1)	675,000	732,375
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	150,000	154,688
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	275,000	288,750
Hunt Cos., Inc., 6.25%, 2/15/26(1)	525,000	515,812
Kennedy-Wilson, Inc., 5.875%, 4/1/24	425,000	438,149
Newmark Group, Inc., 6.125%, 11/15/23	150,000	162,844
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	200,000	188,000
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	25,000	23,351
		2,554,844
Road and Rail — 1.1%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	325,000	278,281
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	300,000	309,750
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	350,000	361,970
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24(1)	100,000	104,000
DAE Funding LLC, 4.00%, 8/1/20(1)	450,000	453,937
DAE Funding LLC, 5.25%, 11/15/21(1)	575,000	599,437
DAE Funding LLC, 4.50%, 8/1/22(1)	800,000	814,000
DAE Funding LLC, 5.00%, 8/1/24(1)	400,000	418,000
Hertz Corp. (The), 5.50%, 10/15/24(1)	50,000	50,325

	Principal Amount/Shares	Value
Hertz Corp. (The), 7.125%, 8/1/26(1)	$350,000	$365,969
Uber Technologies, Inc., 7.50%, 11/1/23(1)	450,000	454,500
United Rentals North America, Inc., 5.875%, 9/15/26	175,000	187,259
United Rentals North America, Inc., 6.50%, 12/15/26	350,000	382,638
United Rentals North America, Inc., 5.50%, 5/15/27	25,000	26,594
		4,806,660
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	723,000	819,701
Advanced Micro Devices, Inc., 7.00%, 7/1/24	173,000	179,704
Amkor Technology, Inc., 6.625%, 9/15/27(1)	175,000	191,625
Entegris, Inc., 4.625%, 2/10/26(1)	125,000	130,000
Micron Technology, Inc., 4.64%, 2/6/24	50,000	53,198
Micron Technology, Inc., 5.50%, 2/1/25	459,000	471,799
Micron Technology, Inc., 4.98%, 2/6/26	50,000	53,901
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	400,000	410,563
NXP BV / NXP Funding LLC, 4.625%, 6/15/22(1)	400,000	419,231
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(1)	400,000	426,510
Qorvo, Inc., 5.50%, 7/15/26	475,000	502,906
Qorvo, Inc., 4.375%, 10/15/29(1)	300,000	302,625
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	400,000	428,000
		4,389,763
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	125,000	132,969
Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	52,188
Ascend Learning LLC, 6.875%, 8/1/25(1)	150,000	155,812
Camelot Finance SA, 7.875%, 10/15/24(1)	400,000	418,000
CDK Global, Inc., 5.875%, 6/15/26	275,000	293,562
CDK Global, Inc., 5.25%, 5/15/29(1)	50,000	51,813
Infor US, Inc., 6.50%, 5/15/22	710,000	724,200
Informatica LLC, 7.125%, 7/15/23(1)	325,000	331,500
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	450,000	476,820
Open Text Corp., 5.875%, 6/1/26(1)	350,000	374,570
RP Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	156,375
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	425,000	451,401
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	850,000	889,865
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	425,000	403,750
		4,912,825
Specialty Retail — 1.2%
Carvana Co., 8.875%, 10/1/23(1)	200,000	206,940
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp., 8.00%, 6/1/21(1)	25,000	25,453
eG Global Finance plc, 6.75%, 2/7/25(1)	200,000	196,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	64,125
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	25,000	21,281
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	37,875
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	37,875

	Principal Amount/Shares	Value
Group 1 Automotive, Inc., 5.00%, 6/1/22	$275,000	$278,094
Group 1 Automotive, Inc., 5.25%, 12/15/23(1)	25,000	25,813
L Brands, Inc., 5.25%, 2/1/28	75,000	69,968
L Brands, Inc., 7.50%, 6/15/29	425,000	423,937
L Brands, Inc., 6.75%, 7/1/36	275,000	234,671
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	52,313
Michaels Stores, Inc., 8.00%, 7/15/27(1)	150,000	150,750
Murphy Oil USA, Inc., 4.75%, 9/15/29	250,000	256,250
Penske Automotive Group, Inc., 3.75%, 8/15/20	225,000	226,980
Penske Automotive Group, Inc., 5.75%, 10/1/22	275,000	279,367
PetSmart, Inc., 7.125%, 3/15/23(1)	125,000	118,125
PetSmart, Inc., 5.875%, 6/1/25(1)	75,000	75,000
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	75,000	70,781
Sonic Automotive, Inc., 5.00%, 5/15/23	75,000	76,313
Sonic Automotive, Inc., 6.125%, 3/15/27	450,000	459,562
Staples, Inc., 7.50%, 4/15/26(1)	900,000	929,520
Staples, Inc., 10.75%, 4/15/27(1)	875,000	901,250
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	325,000	333,125
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	50,000	53,001
		5,604,369
Technology Hardware, Storage and Peripherals — 1.7%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	1,250,000	1,271,563
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,375,000	1,453,031
Diebold Nixdorf, Inc., 8.50%, 4/15/24	175,000	165,594
EMC Corp., 2.65%, 6/1/20	1,850,000	1,850,865
Everi Payments, Inc., 7.50%, 12/15/25(1)	444,000	468,975
NCR Corp., 5.875%, 12/15/21	25,000	25,281
NCR Corp., 6.375%, 12/15/23	300,000	309,000
NCR Corp., 5.75%, 9/1/27(1)	475,000	493,406
NCR Corp., 6.125%, 9/1/29(1)	1,100,000	1,163,580
Western Digital Corp., 4.75%, 2/15/26	265,000	273,281
		7,474,576
Textiles, Apparel and Luxury Goods†
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	135,375
Thrifts and Mortgage Finance — 0.9%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	700,000	712,845
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	525,000	547,759
MGIC Investment Corp., 5.75%, 8/15/23	200,000	219,500
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	575,000	600,875
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	225,000	239,906
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/1/22	150,000	150,281
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	125,000	122,188
Radian Group, Inc., 4.50%, 10/1/24	325,000	337,187

	Principal Amount/Shares	Value
Radian Group, Inc., 4.875%, 3/15/27	$950,000	$964,250
		3,894,791
Tobacco†
Vector Group Ltd., 6.125%, 2/1/25(1)	75,000	72,187
Vector Group Ltd., 10.50%, 11/1/26(1)	75,000	76,875
		149,062
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.125%, 3/15/21	275,000	285,104
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	75,000	77,625
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	400,000	394,000
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)(6)	175,000	176,531
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	203,875
Fly Leasing Ltd., 5.25%, 10/15/24	200,000	207,000
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	125,000	130,937
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	175,000	180,250
H&E Equipment Services, Inc., 5.625%, 9/1/25	625,000	645,719
		2,301,041
Wireless Telecommunication Services — 2.1%
Digicel Group One, Ltd., 8.25%, 12/30/22(1)	989,000	593,400
Digicel Group Two Ltd., 8.25%, 9/30/22(1)	486,000	104,490
Digicel Group Two Ltd., 7.125% Cash plus 2.00% PIK, 4/1/24(1)	200,855	21,090
Sprint Communications, Inc., 7.00%, 3/1/20(1)	325,000	331,094
Sprint Communications, Inc., 9.25%, 4/15/22	350,000	407,313
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	266,250
Sprint Corp., 7.25%, 9/15/21	275,000	294,140
Sprint Corp., 7.875%, 9/15/23	975,000	1,073,436
Sprint Corp., 7.125%, 6/15/24	475,000	513,142
Sprint Corp., 7.625%, 2/15/25	125,000	137,813
Sprint Corp., 7.625%, 3/1/26	425,000	470,156
T-Mobile USA, Inc., 4.00%, 4/15/22	75,000	77,063
T-Mobile USA, Inc., 6.00%, 3/1/23	1,600,000	1,633,904
T-Mobile USA, Inc., 6.00%, 4/15/24	275,000	286,000
T-Mobile USA, Inc., 6.375%, 3/1/25	1,750,000	1,817,305
T-Mobile USA, Inc., 5.125%, 4/15/25	25,000	25,969
T-Mobile USA, Inc., 6.50%, 1/15/26	225,000	242,480
T-Mobile USA, Inc., 4.50%, 2/1/26	325,000	335,741
Vodafone Group plc, VRN, 7.00%, 4/4/79	575,000	661,681
Xplornet Communications, Inc., 9.625% Cash or 10.625% PIK, 6/1/22(1)(2)	57,086	58,370
		9,350,837
TOTAL CORPORATE BONDS (Cost $397,348,235)		397,557,342
BANK LOAN OBLIGATIONS(9) — 2.9%
Chemicals†
Consolidated Energy Finance, S.A., Term Loan B, 4.55%, (3-month LIBOR plus 2.50%), 5/7/25	148,125	144,052

	Principal Amount/Shares	Value
Commercial Services and Supplies — 0.2%
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.29%, (1-month LIBOR plus 3.25%), 10/3/23	$7,897	$7,956
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.29%, (1-month LIBOR plus 3.25%), 10/3/23	4,004	4,034
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.29%, (1-month LIBOR plus 3.25%), 10/3/23	32,296	32,535
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.29%, (1-month LIBOR plus 3.25%), 10/3/23	52,409	52,797
IAA, Inc., Term Loan B, 4.31%, (1-month LIBOR plus 2.25%), 6/28/26	73,875	74,337
KAR Auction Services, Inc., 2019 Term Loan B6, 4.31%, (1-month LIBOR plus 2.25%), 9/19/26	150,000	150,891
MRO Holdings, Inc., 2019 Term Loan B, 7.10%, (3-month LIBOR plus 5.00%), 6/4/26	46,038	45,462
MRO Holdings, Inc., 2019 Term Loan B, 7.10%, (3-month LIBOR plus 5.00%), 6/4/26	22,616	22,333
MRO Holdings, Inc., 2019 Term Loan B, 7.10%, (3-month LIBOR plus 5.00%), 6/4/26	155,784	153,837
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 5.85%, (3-month LIBOR plus 3.75%), 5/23/25	74,063	73,322
		617,504
Containers and Packaging — 0.2%
Berry Global, Inc., USD Term Loan U, 4.55%, (1-month LIBOR plus 2.50%), 7/1/26	523,688	526,822
BWAY Holding Company, 2017 Term Loan B, 5.59%, (3-month LIBOR plus 3.25%), 4/3/24	96,827	94,957
Flex Acquisition Company, Inc., 1st Lien Term Loan, 5.32%, (3-month LIBOR plus 3.00%), 12/29/23	119,451	115,390
		737,169
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 4.04%, (1-month LIBOR plus 2.00%), 10/31/23	24,046	24,068
HD Supply, Inc., Term Loan B5, 3.79%, (1-month LIBOR plus 1.75%), 10/17/23	198,558	199,511
		223,579
Diversified Financial Services — 0.2%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 5.79%, (1-month LIBOR plus 3.75%), 10/1/25	672,431	676,775
Diversified Telecommunication Services†
Level 3 Financing, Inc., 2017 Term Loan B, 4.29%, (1-month LIBOR plus 2.25%), 2/22/24	150,000	150,469
Electric Utilities — 0.1%
TEX Operations Co. LLC, Exit Term Loan B, 4.04%, (1-month LIBOR plus 2.00%), 8/4/23	323,033	324,446
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.02%, (1-month LIBOR plus 2.00%), 12/31/25	56,409	56,641
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.04%, (1-month LIBOR plus 2.00%), 12/31/25	78,967	79,291
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.04%, (1-month LIBOR plus 2.00%), 12/31/25	4,506	4,525
		464,903
Energy Equipment and Services†
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 5.81%, (1-month LIBOR plus 3.75%), 5/25/25	49,375	47,647

	Principal Amount/Shares	Value
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash and 2.00% PIK, 2/25/24	$30,933	$31,203
		78,850
Entertainment†
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.29%, (1-month LIBOR plus 2.25%), 3/24/25	66,075	66,034
Equity Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties, LP, 2017 Term Loan B, 4.33%, (3-month LIBOR plus 2.00%), 5/11/24	345,212	346,237
Health Care Providers and Services — 0.1%
21st Century Oncology Holdings, Inc., Exit Term Loan, 8.46%, (3-month LIBOR plus 6.12%), 1/16/23	24,133	21,611
Air Methods Corporation, 2017 Term Loan B, 5.60%, (3-month LIBOR plus 3.50%), 4/21/24	197,676	161,501
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.85%, (3-month LIBOR plus 2.75%), 6/7/23	297,985	284,699
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.30%, (1-month LIBOR plus 3.25%), 9/2/24	49,000	48,008
Wink Holdco, Inc., 1st Lien Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 12/2/24	73,688	72,675
		588,494
Health Care Technology — 0.2%
IQVIA Inc., 2018 USD Term Loan B3, 3.85%, (3-month LIBOR plus 1.75%), 6/11/25	743,849	745,828
Hotels, Restaurants and Leisure — 0.9%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.29%, (1-month LIBOR plus 2.25%), 2/16/24	141,586	142,223
1011778 B.C. Unlimited Liability Company, Term Loan B3, 4.29%, (1-month LIBOR plus 2.25%), 2/16/24	192,792	193,660
Aramark Services, Inc., 2018 Term Loan B3, 3.79%, (1-month LIBOR plus 1.75%), 3/11/25	321,633	322,505
Boyd Gaming Corporation, Term Loan B3, 4.17%, (1-week LIBOR plus 2.25%), 9/15/23	322,195	323,604
Caesars Entertainment Operating Company, Exit Term Loan, 4.04%, (1-month LIBOR plus 2.00%), 10/6/24	81,583	81,634
CityCenter Holdings, LLC, 2017 Term Loan B, 4.29%, (1-month LIBOR plus 2.25%), 4/18/24	469,571	471,222
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.10%, (3-month LIBOR plus 3.00%), 3/13/25	148,125	146,552
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.79%, (1-month LIBOR plus 2.75%), 10/4/23	135,624	135,667
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.81%, (1-month LIBOR plus 2.75%), 10/4/23	109,260	109,295
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 3.77%, (1-month LIBOR plus 1.75%), 6/22/26	875,000	881,182
Life Time Fitness, Inc., 2017 Term Loan B, 4.87%, (3-month LIBOR plus 2.75%), 6/10/22	563,780	564,646
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 4.29%, (1-month LIBOR plus 2.25%), 8/29/25	124,063	124,890
NASCAR Holdings, Inc, Term Loan B, 7/27/26(10)	300,000	302,367
UFC Holdings, LLC, 2019 Term Loan, 4/29/26(10)	125,000	125,477
UFC Holdings, LLC, 2019 Term Loan, 5.30%, (1-month LIBOR plus 3.25%), 4/29/26	272,346	273,386
		4,198,310

	Principal Amount/Shares	Value
Insurance — 0.1%
Asurion LLC, 2017 Term Loan B4, 5.04%, (1-month LIBOR plus 3.00%), 8/4/22	$55,125	$55,401
Asurion LLC, 2018 Term Loan B6, 5.04%, (1-month LIBOR plus 3.00%), 11/3/23	47,432	47,669
Genworth Holdings, Inc., Term Loan, 6.67%, (2-month LIBOR plus 4.50%), 3/7/23	73,875	74,244
Hub International Limited, 2018 Term Loan B, 5.27%, (3-month LIBOR plus 3.00%), 4/25/25	272,183	269,476
		446,790
IT Services†
Tempo Acquisition LLC, Term Loan, 5.04%, (1-month LIBOR plus 3.00%), 5/1/24	73,313	73,664
Life Sciences Tools and Services†
Parexel International Corporation, Term Loan B, 4.79%, (1-month LIBOR plus 2.75%), 9/27/24	66,236	63,054
Machinery†
Altra Industrial Motion Corp., 2018 Term Loan B, 4.04%, (1-month LIBOR plus 2.00%), 10/1/25	91,791	91,791
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.53%, (1-month LIBOR plus 3.50%), 11/6/24	48,005	47,885
		139,676
Media — 0.3%
Cengage Learning, Inc., 2016 Term Loan B, 6.29%, (1-month LIBOR plus 4.25%), 6/7/23	498,711	473,639
Diamond Sports Group, LLC, Term Loan, 5.30%, (1-month LIBOR plus 3.25%), 8/24/26	175,000	176,258
iHeartCommunications, Inc., Exit Term Loan, 6.10%, (1-month LIBOR plus 4.00%), 5/1/26	4,640	4,675
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 4.81%, (3-month LIBOR plus 2.75%), 9/18/26	400,000	402,280
Radiate Holdco, LLC, 1st Lien Term Loan, 5.04%, (1-month LIBOR plus 3.00%), 2/1/24	97,500	97,273
Sinclair Television Group Inc., Term Loan B2B, 4.54%, (1-month LIBOR plus 2.50%), 9/30/26	100,000	100,542
		1,254,667
Metals and Mining†
Big River Steel LLC, Term Loan B, 7.10%, (3-month LIBOR plus 5.00%), 8/23/23	48,939	48,694
Neenah Foundry Company, 2017 Term Loan, 8.59%, (2-month LIBOR plus 6.50%), 12/13/22	29,209	28,625
Neenah Foundry Company, 2017 Term Loan, 8.65%, (2-month LIBOR plus 6.50%), 12/13/22	34,809	34,112
		111,431
Oil, Gas and Consumable Fuels — 0.3%
California Resources Corporation, 2017 1st Lien Term Loan, 6.79%, (1-month LIBOR plus 4.75%), 12/31/22	525,000	469,875
California Resources Corporation, Second Out Term Loan, 12.42%, (1-month LIBOR plus 10.38%), 12/31/21	25,000	21,938
CITGO Holding Inc., 2019 Term Loan B, 9.04%, (1-month LIBOR plus 7.00%), 7/24/23	350,000	357,656
Cloud Peak Energy Inc., DIP Final Roll-Up Term Loan, 11.10%, (1-month LIBOR plus 9.00%), 2/15/20	63,435	40,681
Cloud Peak Energy Inc., DIP New Money Delayed Draw Term Loan, 11.10%, (1-month LIBOR plus 9.00%), 2/15/20	80,087	80,087

	Principal Amount/Shares	Value
Cloud Peak Energy Inc., DIP New Money Term Loan, 11.06%, (1-month LIBOR plus 9.00%), 2/15/20	$42,899	$42,899
Cloud Peak Energy Inc., DIP Roll-Up Term Loan, 11.10%, (1-month LIBOR plus 9.00%), 2/15/20	29,893	19,170
Prairie ECI Acquiror LP, Term Loan B, 6.85%, (3-month LIBOR plus 4.75%), 3/11/26	124,375	121,654
		1,153,960
Professional Services†
Dun & Bradstreet Corporation (The), Term Loan, 7.05%, (1-month LIBOR plus 5.00%), 2/6/26	75,000	75,556
Road and Rail†
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.95%, (6-month LIBOR plus 3.75%), 8/25/24	98,185	98,418
Software†
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 4.29%, (1-month LIBOR plus 2.25%), 4/16/25	38,230	38,406
SS&C Technologies Inc., 2018 Term Loan B3, 4.29%, (1-month LIBOR plus 2.25%), 4/16/25	57,878	58,144
		96,550
Specialty Retail — 0.1%
Foundation Building Materials Holding Company LLC, 2018 Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 8/13/25	124,063	124,257
Priso Acquisition Corporation, 2017 Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 5/8/22	22,952	22,263
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 10.06%, (1-month LIBOR plus 8.00%), 11/8/24	94,933	32,436
Staples, Inc., 7 Year Term Loan, 7.12%, (3-month LIBOR plus 5.00%), 4/16/26	274,313	270,941
		449,897
Technology Hardware, Storage and Peripherals†
Everi Payments Inc., Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 5/9/24	95,290	95,518
Western Digital Corporation, 2018 Term Loan B4, 3.86%, (3-month LIBOR plus 1.75%), 4/29/23	20,511	20,493
		116,011
Textiles, Apparel and Luxury Goods†
ASP Unifrax Holdings Inc, Term Loan B, 5.85%, (1-month LIBOR plus 3.75%), 12/12/25	49,625	46,337
Transportation Infrastructure†
Syncreon Global Finance (US) Inc., Term Loan B, 6.08%, (3-month LIBOR plus 4.25%), 10/28/20	70,704	33,791
TOTAL BANK LOAN OBLIGATIONS (Cost $13,379,240)		13,198,006
PREFERRED STOCKS — 1.7%
Banks — 1.5%
Bank of America Corp., 5.125%	475,000	492,812
Bank of America Corp., 5.875%	225,000	243,788
Bank of America Corp., 6.25%	1,275,000	1,388,112
Bank of America Corp., 6.30%	25,000	28,146
Bank of America Corp., 6.50%	325,000	361,795
Bank of Nova Scotia (The), 4.65%	50,000	49,657
Citigroup, Inc., 5.90%	425,000	442,304

	Principal Amount/Shares	Value
Citigroup, Inc., 5.95%	825,000	$858,590
Citigroup, Inc., 5.95%	25,000	25,532
Citigroup, Inc., 6.25%	150,000	167,191
Citigroup, Inc., 6.875%	1,749	49,147
JPMorgan Chase & Co., 5.42%	200,000	200,250
JPMorgan Chase & Co., 6.00%	425,000	454,446
JPMorgan Chase & Co., 6.10%	1,050,000	1,139,161
JPMorgan Chase & Co., 6.125%	400,000	433,714
JPMorgan Chase & Co., 6.75%	331,000	367,647
		6,702,292
Capital Markets — 0.1%
Charles Schwab Corp. (The), 5.00%	150,000	152,853
Goldman Sachs Group, Inc. (The), 5.375%	350,000	352,700
Goldman Sachs Group, Inc. (The), 6.07%	18,000	18,090
		523,643
Internet and Direct Marketing Retail†
MYT Holding Co., 10.00%(1)	21,052	19,578
Oil, Gas and Consumable Fuels — 0.1%
Energy Transfer Operating LP, 6.25%	150,000	139,353
Energy Transfer Operating LP, 6.625%	50,000	47,326
Nine Point Energy Holdings (Acquired 3/28/17, Cost $18,000)(3)(8)	18	3,600
Plains All American Pipeline LP, 6.125%	75,000	70,761
Summit Midstream Partners LP, 9.50%	175,000	126,125
		387,165
Trading Companies and Distributors†
General Finance Corp., 8.125%	1,116	29,474
TOTAL PREFERRED STOCKS (Cost $7,565,676)		7,662,152
CONVERTIBLE BONDS — 0.5%
Auto Components†
Exide Technologies, 7.25% PIK, 4/30/27(1)	$10,724	2,949
Banks — 0.5%
Barclays Bank plc, 7.625%, 11/21/22	200,000	220,643
Barclays plc, VRN, 7.75%(4)	200,000	208,277
Barclays plc, VRN, 8.00%(4)	400,000	425,686
Lloyds Banking Group plc, VRN, 7.50%(4)	200,000	213,421
Royal Bank of Scotland Group plc, VRN, 8.00%(4)	600,000	663,300
Royal Bank of Scotland Group plc, VRN, 8.625%(4)	400,000	429,340
		2,160,667
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26	25,000	15,187
Denbury Resources, Inc., 6.375%, 12/31/24(1)	218,000	129,021
		144,208
TOTAL CONVERTIBLE BONDS (Cost $2,309,258)		2,307,824

	Principal Amount/Shares	Value
COMMON STOCKS — 0.1%
Auto Components†
Exide Technologies (Acquired 4/30/15 - 8/12/16, Cost $734)(3)(8)	925	$231
Chemicals — 0.1%
Hexion Holdings Corp.(8)	12,508	140,715
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(3)(8)	676	—
Energy Equipment and Services†
Exide Technologies (Acquired 5/14/15, Cost $—)(3)(8)	162	221
Parker Drilling Co.(8)	2,027	38,351
		38,572
Gas Utilities†
Southcross Holdings GP, LLC, Class A (Acquired 5/10/16, Cost $360)(3)(8)	4	1,075
Southcross Holdings LP, Class A (Acquired 5/10/16, Cost $360)(3)(8)	4	1,075
		2,150
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(3)(8)	4,088	82,782
Oil, Gas and Consumable Fuels†
Amplify Energy Corp.	1	6
Bonanza Creek Energy, Inc.(8)	2,593	58,057
Denbury Resources, Inc.(8)	8,180	9,734
Jones Energy II, Inc.(8)	4,722	56,074
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(3)(8)	1,082	2,164
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $579)(3)	13	332
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(3)(8)	960	960
		127,327
Software†
Avaya Holdings Corp.(8)	2,096	21,442
TOTAL COMMON STOCKS (Cost $952,170)		413,219
ESCROW INTERESTS(11)†
Banks†
Washington Mutual Bank, Escrow(8)	$250,000	3,000
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(8)	3,570	9,817
Sanjel Corp.(8)	200,000	—
		9,817
Industrial Conglomerates†
Claire's Stores, Inc., Escrow(8)	25,000	3,813
Multi-Utilities†
GenOn Energy(8)	25,000	—
GenOn Energy, Inc.(8)	75,000	—
Texas Competitive Electric Holdings Co., Escrow(8)	200,000	500
		500
Oil, Gas and Consumable Fuels†
Denver Parent, Escrow(8)	63,341	—

	Principal Amount/Shares	Value
Paper and Forest Products†
Appvion, Inc., Escrow(8)	$200,000	$9,000
TOTAL ESCROW INTERESTS (Cost $585,746)		26,130
WARRANTS†
Commercial Services and Supplies†
Appvion Holdings Corp.(8)	195	1
Appvion Holdings Corp.(8)	195	1
		2
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(8)	1,215	2,491
Machinery†
UC Holdings, Inc.(8)	600	3,000
Media†
iHeartMedia, Inc.(8)	342	4,895
Oil, Gas and Consumable Fuels†
Amplify Energy Corp.(8)	344	1
Jones Energy II, Inc.(8)	678	501
Sabine Oil & Gas Holdings, Inc.(8)	7	21
		523
TOTAL WARRANTS (Cost $13,173)		10,911
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(8) (Cost $—)	3,425	2,834
TEMPORARY CASH INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $25,062,309)	25,062,309	25,062,309
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $447,215,807)		446,240,727
OTHER ASSETS AND LIABILITIES — 1.3%		6,061,865
TOTAL NET ASSETS — 100.0%		$452,302,592

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $231,778,830, which represented 51.2% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $284,146, which represented 0.1% of total net assets.

(4)	Perpetual maturity with no stated maturity date.

(5)	The security's rate was paid in cash at the last payment date.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Security is in default.

(8)	Non-income producing.

(9)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(10)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(11)
Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $447,215,807)	$446,240,727
Cash	177,253
Receivable for investments sold	1,518,036
Receivable for capital shares sold	1,696,021
Interest and dividends receivable	6,796,321
456,428,358

Liabilities
Payable for investments purchased	3,023,709
Payable for capital shares redeemed	153,028
Accrued management fees	211,242
Distribution and service fees payable	459
Dividends payable	737,328
4,125,766

Net Assets	$452,302,592

Net Assets Consist of:
Capital paid in	$458,280,686
Distributable earnings	(5,978,094)
$452,302,592

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$21,674,889	2,316,827	$9.36
I Class	$57,040,643	6,101,691	$9.35
Y Class	$268,428,644	28,701,847	$9.35
A Class	$2,461,064	263,120	$9.35*
R5 Class	$112,843	12,064	$9.35
R6 Class	$102,584,509	10,974,526	$9.35
* Maximum offering price $9.79 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$10,334,703
Dividends	3,660
10,338,363

Expenses:
Management fees	1,020,967
Distribution and service fees - A Class	1,689
Trustees' fees and expenses	12,590
1,035,246

Net investment income (loss)	9,303,117

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(2,277,949)
Change in net unrealized appreciation (depreciation) on investments	3,489,977

Net realized and unrealized gain (loss)	1,212,028

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,515,145

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$9,303,117	$12,637,208
Net realized gain (loss)	(2,277,949)	(734,555)
Change in net unrealized appreciation (depreciation)	3,489,977	(2,934,223)
Net increase (decrease) in net assets resulting from operations	10,515,145	8,968,430

Distributions to Shareholders
From earnings:
Investor Class	(442,115)	(508,506)
I Class	(1,100,958)	(1,055,650)
Y Class	(5,252,329)	(8,469,757)
A Class	(34,141)	(28,080)
R5 Class	(3,903)	(1,119)
R6 Class	(2,797,094)	(2,574,115)
Decrease in net assets from distributions	(9,630,540)	(12,637,227)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	186,023,666	110,962,398

Net increase (decrease) in net assets	186,908,271	107,293,601

Net Assets
Beginning of period	265,394,321	158,100,720
End of period	$452,302,592	$265,394,321

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, R5 Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	R5 Class	R6 Class
0.775%	0.675%	0.575%	0.775%	0.575%	0.525%

Distribution and Service Fees — The Board of Trustees has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the A Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the A Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $242,072,188 and $74,785,055, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,310,063	$12,231,511	2,492,048	$23,300,470
Issued in reinvestment of distributions	44,856	419,665	52,841	489,784
Redeemed	(839,372)	(7,870,307)	(892,212)	(8,164,840)
	515,547	4,780,869	1,652,677	15,625,414
I Class
Sold	4,685,703	43,865,582	3,242,753	30,328,252
Issued in reinvestment of distributions	117,678	1,099,646	112,632	1,045,262
Redeemed	(1,366,200)	(12,753,171)	(1,548,171)	(14,267,881)
	3,437,181	32,212,057	1,807,214	17,105,633
Y Class
Sold	16,820,498	157,305,665	7,276,212	67,726,650
Issued in reinvestment of distributions	244,333	2,284,483	617,896	5,767,299
Redeemed	(1,785,969)	(16,712,096)	(9,503,262)	(86,541,386)
	15,278,862	142,878,052	(1,609,154)	(13,047,437)
A Class
Sold	213,521	1,997,278	146,952	1,360,626
Issued in reinvestment of distributions	3,568	33,369	2,782	25,721
Redeemed	(53,136)	(497,888)	(51,098)	(471,216)
	163,953	1,532,759	98,636	915,131
R5 Class
Sold	2,480	23,018	15,018	139,588
Issued in reinvestment of distributions	417	3,903	120	1,119
Redeemed	(6,479)	(60,616)	(24)	(223)
	(3,582)	(33,695)	15,114	140,484
R6 Class
Sold	701,666	6,552,740	11,750,108	108,674,614
Issued in reinvestment of distributions	299,296	2,797,083	276,052	2,551,007
Redeemed	(503,161)	(4,696,199)	(2,288,877)	(21,002,448)
	497,801	4,653,624	9,737,283	90,223,173
Net increase (decrease)	19,889,762	$186,023,666	11,701,770	$110,962,398

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$397,557,342	—
Bank Loan Obligations	—	13,198,006	—
Preferred Stocks	$78,621	7,583,531	—
Convertible Bonds	—	2,307,824	—
Common Stocks	268,305	144,914	—
Escrow Interests	—	26,130	—
Warrants	—	10,911	—
Rights	—	2,834	—
Temporary Cash Investments	25,062,309	—	—
	$25,409,235	$420,831,492	—

7. Risk Factors

The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$448,392,242
Gross tax appreciation of investments	$10,627,508
Gross tax depreciation of investments	(12,779,023)
Net tax appreciation (depreciation) of investments	$(2,151,515)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(471,117) and accumulated long-term capital losses of $(1,288,262), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.32	0.24	0.05	0.29	(0.25)	—	(0.25)	$9.36	3.14%	0.78%(4)	0.78%(4)	5.14%(4)	23%	$21,675
2019	$9.43	0.53	(0.11)	0.42	(0.53)	—	(0.53)	$9.32	4.65%	0.78%	0.78%	5.73%	43%	$16,796
2018(5)	$9.68	0.27	(0.24)	0.03	(0.28)	—	(0.28)	$9.43	0.29%	0.78%(4)	0.78%(4)	5.70%(4)	26%	$1,401
I Class
2019(3)	$9.32	0.24	0.04	0.28	(0.25)	—	(0.25)	$9.35	3.08%	0.68%(4)	0.68%(4)	5.24%(4)	23%	$57,041
2019	$9.42	0.54	(0.10)	0.44	(0.54)	—	(0.54)	$9.32	4.86%	0.68%	0.68%	5.83%	43%	$24,825
2018(5)	$9.68	0.27	(0.25)	0.02	(0.28)	—	(0.28)	$9.42	0.23%	0.68%(4)	0.68%(4)	5.80%(4)	26%	$8,078
Y Class
2019(3)	$9.32	0.25	0.04	0.29	(0.26)	—	(0.26)	$9.35	3.14%	0.58%(4)	0.58%(4)	5.34%(4)	23%	$268,429
2019	$9.42	0.55	(0.10)	0.45	(0.55)	—	(0.55)	$9.32	4.97%	0.58%	0.58%	5.93%	43%	$125,104
2018(6)	$9.68	0.28	(0.25)	0.03	(0.29)	—	(0.29)	$9.42	0.31%	0.58%(4)	0.58%(4)	5.90%(4)	26%	$141,643
2017	$9.42	0.56	0.24	0.80	(0.54)	—	(0.54)	$9.68	8.74%	0.58%	1.00%	5.83%(8)	81%	$127,414
2016	$8.95	0.58	0.46	1.04	(0.57)(7)	—	(0.57)	$9.42	12.15%	0.61%	1.49%	6.37%(8)	116%	$94,197
2015	$10.24	0.65	(1.11)	(0.46)	(0.65)	(0.18)	(0.83)	$8.95	(4.79)%	0.71%	2.95%	6.62%(8)	106%	$34,075
2014	$10.23	0.65	0.20	0.85	(0.70)	(0.14)	(0.84)	$10.24	8.50%	0.85%	2.60%	6.24%(8)	114%	$50,820
A Class
2019(3)	$9.32	0.23	0.04	0.27	(0.24)	—	(0.24)	$9.35	2.90%	1.03%(4)	1.03%(4)	4.89%(4)	23%	$2,461
2019	$9.42	0.51	(0.10)	0.41	(0.51)	—	(0.51)	$9.32	4.50%	1.03%	1.03%	5.48%	43%	$924
2018(5)	$9.68	0.26	(0.25)	0.01	(0.27)	—	(0.27)	$9.42	0.06%	1.03%(4)	1.03%(4)	5.45%(4)	26%	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$9.32	0.25	0.04	0.29	(0.26)	—	(0.26)	$9.35	3.14%	0.58%(4)	0.58%(4)	5.34%(4)	23%	$113
2019	$9.42	0.55	(0.10)	0.45	(0.55)	—	(0.55)	$9.32	4.96%	0.58%	0.58%	5.93%	43%	$146
2018(5)	$9.68	0.28	(0.25)	0.03	(0.29)	—	(0.29)	$9.42	0.27%	0.58%(4)	0.58%(4)	5.90%(4)	26%	$5
R6 Class
2019(3)	$9.32	0.25	0.04	0.29	(0.26)	—	(0.26)	$9.35	3.16%	0.53%(4)	0.53%(4)	5.39%(4)	23%	$102,585
2019	$9.42	0.56	(0.10)	0.46	(0.56)	—	(0.56)	$9.32	5.02%	0.53%	0.53%	5.98%	43%	$97,599
2018(5)	$9.68	0.26	(0.23)	0.03	(0.29)	—	(0.29)	$9.42	0.31%	0.53%(4)	0.53%(4)	5.95%(4)	26%	$6,969

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	October 2, 2017 (commencement of sale) through March 31, 2018.

(6)
October 1, 2017 through March 31, 2018. The fund's fiscal year end was changed from September 30 to March 31, resulting in a six-month annual reporting period. For the years before March 31, 2018, the fund's fiscal year end was September 30.

(7)	Per-share amount includes a distribution from tax return of capital of less than $0.005.

(8)	The ratio of net investment income (loss) to average net assets would have been lower if a portion of the fees had not been waived and/or reimbursed.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management Inc. (the “Subadvisor”) acts as subadvisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor, and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor and the Subadvisor.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor and the Subadvisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	compliance policies, procedures, and regulatory experience of the Advisor and Subadvisor;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee.

Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of

Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement and the subadvisory agreement are fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93334 1911

Semiannual Report

September 30, 2019

High-Yield Fund
Investor Class (ABHIX)
I Class (AHYHX)
Y Class (AHYLX)
A Class (AHYVX)
C Class (AHDCX)
R Class (AHYRX)
R5 Class (ACYIX)
R6 Class (AHYDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	2.4 years
Weighted Average Life to Maturity	4.8 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	86.1%
Exchange-Traded Funds	1.0%
Bank Loan Obligations	0.7%
Asset-Backed Securities	0.3%
Temporary Cash Investments	11.0%
Temporary Cash Investments - Securities Lending Collateral	7.8%
Other Assets and Liabilities	(6.9)%*
*Amount relates primarily to payable for collateral received for securities on loan.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,038.40	$4.03	0.79%
I Class	$1,000	$1,038.90	$3.52	0.69%
Y Class	$1,000	$1,037.60	$3.01	0.59%
A Class	$1,000	$1,035.30	$5.29	1.04%
C Class	$1,000	$1,033.20	$9.10	1.79%
R Class	$1,000	$1,035.80	$6.57	1.29%
R5 Class	$1,000	$1,037.60	$3.01	0.59%
R6 Class	$1,000	$1,039.70	$2.75	0.54%
Hypothetical
Investor Class	$1,000	$1,021.05	$3.99	0.79%
I Class	$1,000	$1,021.55	$3.49	0.69%
Y Class	$1,000	$1,022.05	$2.98	0.59%
A Class	$1,000	$1,019.80	$5.25	1.04%
C Class	$1,000	$1,016.05	$9.02	1.79%
R Class	$1,000	$1,018.55	$6.51	1.29%
R5 Class	$1,000	$1,022.05	$2.98	0.59%
R6 Class	$1,000	$1,022.30	$2.73	0.54%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 86.1%
Aerospace and Defense — 2.4%
Arconic, Inc., 6.15%, 8/15/20	$500,000	$515,515
Arconic, Inc., 5.40%, 4/15/21	105,000	108,663
Arconic, Inc., 5.125%, 10/1/24	175,000	186,500
Bombardier, Inc., 8.75%, 12/1/21(1)	160,000	173,400
Bombardier, Inc., 5.75%, 3/15/22(1)(2)	215,000	219,838
Bombardier, Inc., 6.00%, 10/15/22(1)	185,000	185,694
Bombardier, Inc., 7.50%, 3/15/25(1)(2)	305,000	305,762
TransDigm, Inc., 6.00%, 7/15/22	160,000	162,800
TransDigm, Inc., 6.25%, 3/15/26(1)	1,000,000	1,076,250
TransDigm, Inc., 6.375%, 6/15/26	520,000	548,600
		3,483,022
Air Freight and Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	180,000	183,600
XPO Logistics, Inc., 6.75%, 8/15/24(1)(2)	100,000	108,500
		292,100
Airlines — 0.6%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	275,000	277,750
United Airlines Holdings, Inc., 5.00%, 2/1/24(2)	555,000	586,912
		864,662
Auto Components — 0.6%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	139,000	141,085
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23(2)	540,000	548,775
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	166,935
		856,795
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	300,000	297,146
Banks — 0.3%
CIT Group, Inc., 5.00%, 8/1/23	250,000	267,187
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	130,000	140,751
		407,938
Building Products — 0.5%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	252,000	263,025
Standard Industries, Inc., 6.00%, 10/15/25(1)	375,000	395,048
		658,073
Capital Markets — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	405,000	410,316
MSCI, Inc., 5.75%, 8/15/25(1)	500,000	526,875
		937,191
Chemicals — 1.7%
CF Industries, Inc., 3.45%, 6/1/23	413,000	420,744
CF Industries, Inc., 4.95%, 6/1/43	500,000	491,875

6

	Principal Amount	Value
Element Solutions, Inc., 5.875%, 12/1/25(1)	$370,000	$389,092
Huntsman International LLC, 5.125%, 11/15/22	195,000	208,047
Olin Corp., 5.125%, 9/15/27	360,000	369,900
Tronox Finance plc, 5.75%, 10/1/25(1)	680,000	646,510
		2,526,168
Commercial Services and Supplies — 2.3%
ADT Security Corp. (The), 6.25%, 10/15/21	355,000	379,850
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	523,125
Covanta Holding Corp., 5.875%, 3/1/24	606,000	625,695
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	555,000	559,329
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	379,000	399,153
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	500,000	514,525
RR Donnelley & Sons Co., 6.00%, 4/1/24	415,000	430,563
		3,432,240
Communications Equipment — 0.4%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	70,000	63,525
CommScope Technologies LLC, 5.00%, 3/15/27(1)	285,000	236,550
CommScope, Inc., 5.50%, 6/15/24(1)	238,000	224,834
		524,909
Construction and Engineering — 0.2%
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	305,000	312,747
Consumer Finance — 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	315,511
Ally Financial, Inc., 8.00%, 3/15/20	700,000	716,583
Ally Financial, Inc., 5.75%, 11/20/25	450,000	505,696
Ally Financial, Inc., 8.00%, 11/1/31	210,000	291,375
Navient Corp., 5.00%, 10/26/20	60,000	60,900
Navient Corp., 5.50%, 1/25/23	705,000	730,556
Navient Corp., MTN, 6.125%, 3/25/24	140,000	145,907
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	460,000	485,944
Springleaf Finance Corp., 6.125%, 3/15/24	750,000	809,062
Springleaf Finance Corp., 7.125%, 3/15/26	250,000	277,800
		4,339,334
Containers and Packaging — 4.0%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(3)	780,000	807,300
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	415,000	434,961
Ball Corp., 5.00%, 3/15/22	205,000	216,841
Ball Corp., 4.00%, 11/15/23	90,000	94,388
Ball Corp., 5.25%, 7/1/25	250,000	277,188
Berry Global, Inc., 5.50%, 5/15/22	100,000	101,750
Berry Global, Inc., 5.125%, 7/15/23	330,000	339,900
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23(2)	845,000	889,362
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	480,000	496,704
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)(2)	100,000	94,905

7

	Principal Amount	Value
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)(2)	$240,000	$255,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	109,159	109,569
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	390,000	400,237
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	785,000	814,928
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	473,000
		5,806,633
Diversified Financial Services — 0.3%
Voya Financial, Inc., VRN, 5.65%, 5/15/53	350,000	369,628
Diversified Telecommunication Services — 5.4%
Altice France SA, 7.375%, 5/1/26(1)	815,000	876,907
CenturyLink, Inc., 5.625%, 4/1/20	655,000	666,528
CenturyLink, Inc., 5.80%, 3/15/22	860,000	910,525
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)(2)	195,000	181,350
Frontier Communications Corp., 10.50%, 9/15/22	235,000	108,834
Frontier Communications Corp., 7.125%, 1/15/23	555,000	248,363
Frontier Communications Corp., 6.875%, 1/15/25	450,000	201,375
Frontier Communications Corp., 11.00%, 9/15/25	55,000	25,128
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	515,400
Inmarsat Finance plc, 4.875%, 5/15/22(1)	175,000	178,008
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	560,000	587,720
Level 3 Financing, Inc., 5.375%, 8/15/22	290,000	291,813
Level 3 Financing, Inc., 5.375%, 5/1/25	185,000	192,169
Level 3 Financing, Inc., 5.25%, 3/15/26	450,000	469,058
Sprint Capital Corp., 6.875%, 11/15/28	280,000	305,956
Sprint Capital Corp., 8.75%, 3/15/32	530,000	655,053
Telecom Italia Capital SA, 6.375%, 11/15/33	750,000	828,750
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	315,000	324,844
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	380,000	389,424
		7,957,205
Electric Utilities — 0.2%
Talen Energy Supply LLC, 6.50%, 6/1/25	390,000	298,350
Electronic Equipment, Instruments and Components — 0.2%
Sensata Technologies BV, 5.00%, 10/1/25(1)	338,000	362,928
Energy Equipment and Services — 1.3%
Nabors Industries, Inc., 4.625%, 9/15/21	360,000	342,000
Precision Drilling Corp., 5.25%, 11/15/24	375,000	330,938
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	250,000	258,750
Transocean, Inc., 9.00%, 7/15/23(1)	870,000	905,887
		1,837,575
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25(2)	140,000	133,966
Cinemark USA, Inc., 5.125%, 12/15/22	165,000	167,681
Netflix, Inc., 5.875%, 11/15/28	500,000	544,400
Netflix, Inc., 5.375%, 11/15/29(1)	750,000	781,875

8

	Principal Amount	Value
Viacom, Inc., VRN, 6.25%, 2/28/57	$200,000	$215,975
		1,843,897
Equity Real Estate Investment Trusts (REITs) — 2.4%
Equinix, Inc., 5.375%, 5/15/27	520,000	561,925
Iron Mountain, Inc., 5.75%, 8/15/24	395,000	399,938
Iron Mountain, Inc., 4.875%, 9/15/27(1)	500,000	513,840
Iron Mountain, Inc., 4.875%, 9/15/29(1)	500,000	508,900
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	475,000	522,500
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	500,000	515,937
SBA Communications Corp., 4.875%, 7/15/22	415,000	421,578
		3,444,618
Food and Staples Retailing — 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertson's LP / Albertson's LLC, 6.625%, 6/15/24	595,000	626,237
Rite Aid Corp., 6.125%, 4/1/23(1)	335,000	267,029
		893,266
Food Products — 2.1%
B&G Foods, Inc., 5.25%, 4/1/25(2)	260,000	266,500
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	280,000	288,939
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	45,000	47,051
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	460,000	486,404
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	755,000	783,312
Post Holdings, Inc., 5.00%, 8/15/26(1)	935,000	973,195
Post Holdings, Inc., 5.50%, 12/15/29(1)	250,000	261,562
		3,106,963
Health Care Equipment and Supplies — 0.5%
Hologic, Inc., 4.375%, 10/15/25(1)	500,000	515,000
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	175,000	171,798
		686,798
Health Care Providers and Services — 5.6%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	100,000	101,125
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	290,000	296,888
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	50,000	52,000
Centene Corp., 4.75%, 1/15/25	700,000	720,300
CHS / Community Health Systems, Inc., 5.125%, 8/1/21(2)	270,000	270,338
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	180,000	137,475
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	575,000	573,332
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	85,000	68,000
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)(2)	315,000	269,325
DaVita, Inc., 5.125%, 7/15/24	532,000	541,975
DaVita, Inc., 5.00%, 5/1/25(2)	722,000	722,000
Encompass Health Corp., 5.75%, 11/1/24	160,000	162,272
Envision Healthcare Corp., 8.75%, 10/15/26(1)	300,000	184,500
HCA, Inc., 5.00%, 3/15/24	190,000	207,699
HCA, Inc., 5.375%, 2/1/25	695,000	761,025
HCA, Inc., 7.69%, 6/15/25	500,000	602,500

9

	Principal Amount	Value
HCA, Inc., 4.50%, 2/15/27	$480,000	$515,503
Team Health Holdings, Inc., 6.375%, 2/1/25(1)(2)	230,000	160,080
Tenet Healthcare Corp., 8.125%, 4/1/22	470,000	510,537
Tenet Healthcare Corp., 6.75%, 6/15/23(2)	780,000	822,065
Tenet Healthcare Corp., 5.125%, 5/1/25	500,000	508,150
		8,187,089
Health Care Technology — 0.6%
IQVIA, Inc., 5.00%, 10/15/26(1)	485,000	509,856
IQVIA, Inc., 5.00%, 5/15/27(1)	300,000	315,000
		824,856
Hotels, Restaurants and Leisure — 6.3%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	500,000	517,750
Aramark Services, Inc., 5.00%, 2/1/28(1)	400,000	416,000
Boyd Gaming Corp., 6.875%, 5/15/23	288,000	299,880
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	372,313
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	600,000	614,940
Eldorado Resorts, Inc., 7.00%, 8/1/23	600,000	628,500
Golden Nugget, Inc., 6.75%, 10/15/24(1)	610,000	626,775
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	510,000	520,837
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	455,000	469,787
International Game Technology plc, 6.25%, 2/15/22(1)	250,000	265,067
International Game Technology plc, 6.50%, 2/15/25(1)	585,000	652,316
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	460,000	470,925
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	250,000	265,250
MGM Resorts International, 6.00%, 3/15/23	350,000	386,470
MGM Resorts International, 4.625%, 9/1/26	280,000	293,336
Penn National Gaming, Inc., 5.625%, 1/15/27(1)(2)	680,000	703,800
Scientific Games International, Inc., 6.25%, 9/1/20	445,000	448,338
Scientific Games International, Inc., 10.00%, 12/1/22	158,000	164,913
Scientific Games International, Inc., 8.25%, 3/15/26(1)(2)	200,000	213,500
Station Casinos LLC, 5.00%, 10/1/25(1)	100,000	101,730
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	605,000	636,762
Yum! Brands, Inc., 3.75%, 11/1/21	200,000	205,500
		9,274,689
Household Durables — 3.2%
Beazer Homes USA, Inc., 5.875%, 10/15/27(2)	330,000	322,163
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	340,000	346,155
Lennar Corp., 4.50%, 4/30/24	695,000	733,920
Meritage Homes Corp., 7.00%, 4/1/22	110,000	120,588
Meritage Homes Corp., 5.125%, 6/6/27	230,000	243,225
PulteGroup, Inc., 5.50%, 3/1/26	465,000	509,756
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	355,000	364,762
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	715,000	768,625

10

	Principal Amount	Value
Toll Brothers Finance Corp., 4.35%, 2/15/28	$200,000	$207,500
Toll Brothers Finance Corp., 3.80%, 11/1/29	500,000	493,440
William Lyon Homes, Inc., 5.875%, 1/31/25	570,000	578,550
		4,688,684
Household Products — 0.5%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	365,000	378,808
Spectrum Brands, Inc., 5.75%, 7/15/25	325,000	340,759
		719,567
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp., 5.375%, 1/15/23	645,000	654,675
NRG Energy, Inc., 7.25%, 5/15/26	530,000	582,470
		1,237,145
Insurance — 0.2%
Genworth Holdings, Inc., 7.625%, 9/24/21(2)	315,000	327,729
Interactive Media and Services — 0.3%
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)(2)	520,000	480,948
IT Services — 0.2%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	290,000	320,740
Media — 11.7%
Altice Financing SA, 6.625%, 2/15/23(1)	430,000	442,362
Altice Financing SA, 7.50%, 5/15/26(1)	505,000	537,820
Altice Luxembourg SA, 7.625%, 2/15/25(1)	470,000	491,737
AMC Networks, Inc., 4.75%, 8/1/25	730,000	755,550
Cablevision Systems Corp., 5.875%, 9/15/22	705,000	761,400
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	625,000	650,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	880,000	930,600
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	515,000	538,819
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	500,000	518,125
CSC Holdings LLC, 6.75%, 11/15/21	565,000	610,200
CSC Holdings LLC, 5.375%, 7/15/23(1)	460,000	473,225
CSC Holdings LLC, 6.625%, 10/15/25(1)	200,000	214,560
CSC Holdings LLC, 5.50%, 5/15/26(1)	245,000	258,451
CSC Holdings LLC, 5.50%, 4/15/27(1)	735,000	779,019
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	700,000	728,000
DISH DBS Corp., 5.125%, 5/1/20	200,000	202,750
DISH DBS Corp., 5.00%, 3/15/23	435,000	441,112
DISH DBS Corp., 5.875%, 11/15/24	630,000	626,850
Gray Television, Inc., 5.125%, 10/15/24(1)(2)	475,000	493,406
Gray Television, Inc., 5.875%, 7/15/26(1)	455,000	474,337
Lamar Media Corp., 5.00%, 5/1/23	290,000	296,888
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	635,000	662,527
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)	400,000	420,000
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	485,000	500,156
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	315,000	322,592
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	350,000	364,000
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	250,000	267,500
TEGNA, Inc., 5.125%, 7/15/20	41,000	41,092

11

	Principal Amount	Value
TEGNA, Inc., 5.50%, 9/15/24(1)(2)	$415,000	$429,525
TEGNA, Inc., 5.00%, 9/15/29(1)	260,000	263,250
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	366,563
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	315,000	325,238
Videotron Ltd., 5.00%, 7/15/22	280,000	295,750
Virgin Media Finance plc, 5.75%, 1/15/25(1)	640,000	661,600
Ziggo Bond Co. BV, 5.875%, 1/15/25(1)	265,000	273,613
Ziggo BV, 5.50%, 1/15/27(1)	675,000	707,062
		17,125,679
Metals and Mining — 4.1%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	410,000	432,037
Allegheny Technologies, Inc., 5.95%, 1/15/21	715,000	734,216
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	830,000	817,550
Constellium SE, 6.625%, 3/1/25(1)(2)	835,000	872,575
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)(2)	305,000	303,606
Freeport-McMoRan, Inc., 3.55%, 3/1/22	371,000	372,855
Freeport-McMoRan, Inc., 5.40%, 11/14/34	655,000	625,525
Novelis Corp., 5.875%, 9/30/26(1)	780,000	819,975
Steel Dynamics, Inc., 5.00%, 12/15/26	360,000	378,000
Teck Resources Ltd., 6.25%, 7/15/41	465,000	517,988
United States Steel Corp., 6.875%, 8/15/25(2)	100,000	90,750
		5,965,077
Oil, Gas and Consumable Fuels — 9.7%
Antero Resources Corp., 5.375%, 11/1/21	200,000	194,250
Antero Resources Corp., 5.125%, 12/1/22(2)	255,000	225,038
Antero Resources Corp., 5.625%, 6/1/23	155,000	134,850
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21(2)	235,000	235,452
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23(2)	235,000	223,838
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	245,000	282,056
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	85,000	94,775
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	450,000	493,875
Cheniere Energy Partners LP, 5.25%, 10/1/25	500,000	522,000
Cheniere Energy Partners LP, 5.625%, 10/1/26	350,000	373,153
Chesapeake Energy Corp., 8.00%, 1/15/25(2)	605,000	440,137
CNX Resources Corp., 5.875%, 4/15/22(2)	429,000	413,985
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	140,000	144,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	474,950
Denbury Resources, Inc., 9.00%, 5/15/21(1)	255,000	237,788
Diamondback Energy, Inc., 4.75%, 11/1/24	385,000	395,106
EnLink Midstream Partners LP, 4.85%, 7/15/26	700,000	667,625
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	135,000	137,477
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	810,000	779,625
Gulfport Energy Corp., 6.00%, 10/15/24	105,000	76,477
Gulfport Energy Corp., 6.375%, 5/15/25	410,000	293,150
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	240,000	224,400

12

	Principal Amount	Value
Laredo Petroleum, Inc., 6.25%, 3/15/23(2)	$285,000	$251,513
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	525,000	490,224
MEG Energy Corp., 7.00%, 3/31/24(1)	135,000	130,950
MEG Energy Corp., 6.50%, 1/15/25(1)(2)	355,000	363,431
Murphy Oil Corp., 4.20%, 12/1/22	360,000	366,300
Newfield Exploration Co., 5.75%, 1/30/22	70,000	74,826
NuStar Logistics LP, 4.75%, 2/1/22	155,000	158,488
Oasis Petroleum, Inc., 6.875%, 3/15/22	500,000	468,750
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(1)	580,000	590,150
QEP Resources, Inc., 5.375%, 10/1/22	565,000	542,569
Range Resources Corp., 5.75%, 6/1/21	180,000	179,550
Range Resources Corp., 5.00%, 8/15/22	415,000	391,137
SM Energy Co., 5.00%, 1/15/24	365,000	329,413
Southwestern Energy Co., 6.20%, 1/23/25	555,000	493,950
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	850,000	889,244
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	471,000	476,299
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	461,000	476,374
Whiting Petroleum Corp., 5.75%, 3/15/21	260,000	249,283
WPX Energy, Inc., 8.25%, 8/1/23	235,000	265,550
		14,252,383
Personal Products — 0.2%
Avon Products, Inc., 7.00%, 3/15/23(2)	280,000	296,100
Pharmaceuticals — 2.3%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	236,000	239,835
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	700,000	728,000
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	800,000	840,080
Horizon Pharma USA, Inc., 5.50%, 8/1/27(1)	750,000	781,875
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	145,000	43,543
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	500,000	458,750
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	210,750
		3,302,833
Professional Services — 0.3%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	375,000	388,594
Road and Rail — 1.0%
Hertz Corp. (The), 6.25%, 10/15/22	235,000	238,231
United Rentals North America, Inc., 5.50%, 7/15/25	170,000	177,523
United Rentals North America, Inc., 5.50%, 5/15/27	555,000	590,381
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	521,875
		1,528,010
Semiconductors and Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 7.00%, 7/1/24	99,000	102,836
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	455,000	470,293
		573,129

13

	Principal Amount	Value
Software — 0.7%
Infor US, Inc., 6.50%, 5/15/22	$513,000	$523,260
Symantec Corp., 4.20%, 9/15/20	500,000	506,372
		1,029,632
Specialty Retail — 1.5%
L Brands, Inc., 5.625%, 2/15/22	525,000	555,187
Party City Holdings, Inc., 6.125%, 8/15/23(1)(2)	180,000	183,375
PetSmart, Inc., 5.875%, 6/1/25(1)	180,000	180,000
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	280,000	283,500
Sonic Automotive, Inc., 5.00%, 5/15/23	235,000	239,113
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	185,000	189,625
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	550,000	563,288
		2,194,088
Technology Hardware, Storage and Peripherals — 1.9%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	265,000	269,571
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	335,000	354,011
Dell International LLC / EMC Corp., 4.90%, 10/1/26(1)	250,000	268,028
EMC Corp., 2.65%, 6/1/20	500,000	500,234
NCR Corp., 5.00%, 7/15/22	380,000	384,750
Western Digital Corp., 4.75%, 2/15/26	340,000	350,625
Xerox Corp., 4.50%, 5/15/21	700,000	719,250
		2,846,469
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	475,000	502,911
Trading Companies and Distributors — 0.3%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)(2)	370,000	364,450
Wireless Telecommunication Services — 2.7%
Sprint Corp., 7.25%, 9/15/21	785,000	839,636
Sprint Corp., 7.875%, 9/15/23	380,000	418,365
Sprint Corp., 7.125%, 6/15/24	550,000	594,165
Sprint Corp., 7.625%, 2/15/25	280,000	308,700
T-Mobile USA, Inc., 6.00%, 3/1/23	350,000	357,417
T-Mobile USA, Inc., 6.375%, 3/1/25	355,000	368,653
T-Mobile USA, Inc., 6.50%, 1/15/26	445,000	479,572
T-Mobile USA, Inc., 4.75%, 2/1/28	500,000	525,125
		3,891,633
TOTAL CORPORATE BONDS (Cost $123,399,213)		125,862,621

14

	Shares/Principal Amount	Value
EXCHANGE-TRADED FUNDS — 1.0%
iShares iBoxx High Yield Corporate Bond ETF	8,200	$714,794
SPDR Bloomberg Barclays High Yield Bond ETF	6,700	728,558
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,438,052)		1,443,352
BANK LOAN OBLIGATIONS(4) — 0.7%
Diversified Telecommunication Services — 0.2%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.29%, (1-month LIBOR plus 2.25%), 1/19/24	$300,000	301,032
Health Care Providers and Services — 0.3%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.54%, (1-month LIBOR plus 2.50%), 2/16/23	496,180	497,537
Pharmaceuticals — 0.2%
Bausch Health Companies Inc., 2018 Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 6/2/25	235,114	236,339
TOTAL BANK LOAN OBLIGATIONS (Cost $1,031,568)		1,034,908
ASSET-BACKED SECURITIES — 0.3%
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	204,145	216,251
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	208,735	217,931
TOTAL ASSET-BACKED SECURITIES (Cost $414,987)		434,182
TEMPORARY CASH INVESTMENTS — 11.0%
Chariot Funding LLC, 1.99%, 10/1/19(1)(5)	3,889,000	3,888,787
Credit Agricole Corporate and Investment Bank, 1.89%, 10/1/19(1)(5)	6,892,000	6,891,597
Crown Point Capital Co. LLC, 1.99%, 10/1/19(1)(5)	2,776,000	2,775,849
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $2,240,206), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $2,195,656)		2,195,546
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $374,287), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $362,009)		362,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,342	7,342
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,121,888)		16,121,121
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(6) — 7.8%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $11,356,060)	11,356,060	11,356,060
TOTAL INVESTMENT SECURITIES — 106.9% (Cost $153,761,768)		156,252,244
OTHER ASSETS AND LIABILITIES(7) — (6.9)%		(10,040,573)
TOTAL NET ASSETS — 100.0%		$146,211,671

15

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$990,000	$67,683	$3,682	$71,365

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $66,170,897, which represented 45.3% of total net assets.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,992,956. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)	The security's rate was paid in cash at the last payment date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $11,356,060.

(7)	Amount relates primarily to payable for collateral received for securities on loan.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $142,405,708)	$144,896,184
Investment made with cash collateral received for securities on loan, at value (cost of $11,356,060)	11,356,060
Total investment securities, at value (cost of $153,761,768)	156,252,244
Deposits with broker for swap agreements	50,906
Receivable for investments sold	189,985
Receivable for capital shares sold	167,919
Receivable for variation margin on swap agreements	3,318
Interest and dividends receivable	1,809,414
Securities lending receivable	5,768
158,479,554

Liabilities
Payable for collateral received for securities on loan	11,356,060
Payable for investments purchased	521,625
Payable for capital shares redeemed	239,108
Accrued management fees	90,428
Distribution and service fees payable	6,737
Dividends payable	53,925
12,267,883

Net Assets	$146,211,671

Net Assets Consist of:
Capital paid in	$183,067,959
Distributable earnings	(36,856,288)
$146,211,671

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$110,715,561	19,714,095	$5.62
I Class	$4,998,432	888,137	$5.63
Y Class	$9,795,978	1,742,331	$5.62
A Class	$13,095,999	2,329,654	$5.62*
C Class	$4,397,905	782,581	$5.62
R Class	$1,030,105	183,305	$5.62
R5 Class	$1,977,382	351,674	$5.62
R6 Class	$200,309	35,672	$5.62
*Maximum offering price $5.88 (net asset value divided by 0.955).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,735,433
Securities lending, net	38,827
Dividends	25,663
3,799,923

Expenses:
Management fees	574,330
Distribution and service fees:
A Class	15,662
C Class	24,705
R Class	2,281
Trustees' fees and expenses	5,310
Other expenses	1,702
623,990
Fees waived(1)	(33,079)
590,911

Net investment income (loss)	3,209,012

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(728,954)
Swap agreement transactions	51,757
(677,197)

Change in net unrealized appreciation (depreciation) on:
Investments	2,751,132
Swap agreements	(52,843)
2,698,289

Net realized and unrealized gain (loss)	2,021,092

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,230,104

(1)	Amount consists of $25,632, $1,096, $1,646, $2,849, $1,204, $209, $398 and $45 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$3,209,012	$7,425,212
Net realized gain (loss)	(677,197)	(2,294,661)
Change in net unrealized appreciation (depreciation)	2,698,289	1,607,485
Net increase (decrease) in net assets resulting from operations	5,230,104	6,738,036

Distributions to Shareholders
From earnings:
Investor Class	(2,574,915)	(5,993,988)
I Class	(114,561)	(154,119)
Y Class	(187,909)	(153,733)
A Class	(276,890)	(626,853)
C Class	(91,006)	(301,522)
R Class	(19,032)	(47,087)
R5 Class	(43,357)	(87,006)
R6 Class	(4,806)	(217,873)
Decrease in net assets from distributions	(3,312,476)	(7,582,181)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,367,202	(9,199,688)

Net increase (decrease) in net assets	7,284,830	(10,043,833)

Net Assets
Beginning of period	138,926,841	148,970,674
End of period	$146,211,671	$138,926,841

See Notes to Financial Statements.

19

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

20

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

21

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$11,356,060	—	—	—	$11,356,060
Gross amount of recognized liabilities for securities lending transactions					$11,356,060

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. From April 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.07% of the fund's management fee. Effective August 1, 2019, the investment advisor terminated the waiver and decreased the annual management fee by 0.07%.

22

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended September 30, 2019 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range*	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.4725% to 0.5900%	0.2500% to 0.3100%	0.82%	0.78%
I Class		0.1500% to 0.2100%	0.72%	0.68%
Y Class		0.0500% to 0.1100%	0.62%	0.58%
A Class		0.2500% to 0.3100%	0.82%	0.78%
C Class		0.2500% to 0.3100%	0.82%	0.78%
R Class		0.2500% to 0.3100%	0.82%	0.78%
R5 Class		0.0500% to 0.1100%	0.62%	0.58%
R6 Class		0.0000% to 0.0600%	0.57%	0.53%
*Prior to August 1, 2019, the investment category fee range was 0.5425% to 0.6600%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $16,862,256 and $20,235,433, respectively.

23

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,666,583	$14,865,695	12,448,873	$69,118,275
Issued in reinvestment of distributions	401,286	2,241,776	955,164	5,263,536
Redeemed	(3,318,777)	(18,514,404)	(13,350,485)	(73,963,906)
	(250,908)	(1,406,933)	53,552	417,905
I Class
Sold	614,810	3,442,519	90,790	506,228
Issued in reinvestment of distributions	20,464	114,561	26,689	147,594
Redeemed	(161,276)	(904,162)	(483,393)	(2,695,266)
	473,998	2,652,918	(365,914)	(2,041,444)
Y Class
Sold	725,815	4,054,588	1,012,561	5,600,018
Issued in reinvestment of distributions	33,572	187,909	28,019	153,678
Redeemed	(49,429)	(275,252)	(55,116)	(298,822)
	709,958	3,967,245	985,464	5,454,874
A Class
Sold	340,244	1,903,437	426,615	2,368,335
Issued in reinvestment of distributions	46,869	262,178	107,600	593,585
Redeemed	(197,313)	(1,103,763)	(723,224)	(3,992,813)
	189,800	1,061,852	(189,009)	(1,030,893)
C Class
Sold	27,212	152,545	87,824	483,241
Issued in reinvestment of distributions	14,741	82,404	50,386	278,026
Redeemed	(264,666)	(1,477,204)	(617,331)	(3,404,093)
	(222,713)	(1,242,255)	(479,121)	(2,642,826)
R Class
Sold	40,138	224,710	93,275	513,476
Issued in reinvestment of distributions	3,382	18,913	8,356	46,121
Redeemed	(38,489)	(214,233)	(109,721)	(604,783)
	5,031	29,390	(8,090)	(45,186)
R5 Class
Sold	57,593	321,243	67,739	375,160
Issued in reinvestment of distributions	7,748	43,343	15,653	86,374
Redeemed	(12,075)	(67,744)	(101,804)	(566,900)
	53,266	296,842	(18,412)	(105,366)
R6 Class
Sold	637	3,550	54,007	301,428
Issued in reinvestment of distributions	860	4,806	38,855	216,459
Redeemed	(38)	(213)	(1,737,462)	(9,724,639)
	1,459	8,143	(1,644,600)	(9,206,752)
Net increase (decrease)	959,891	$5,367,202	(1,666,130)	$(9,199,688)

24

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$125,862,621	—
Exchange-Traded Funds	$1,443,352	—	—
Bank Loan Obligations	—	1,034,908	—
Asset-Backed Securities	—	434,182	—
Temporary Cash Investments	7,342	16,113,779	—
Temporary Cash Investments - Securities Lending Collateral	11,356,060	—	—
	$12,806,754	$143,445,490	—
Other Financial Instruments
Swap Agreements	—	$71,365	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,194,000.

25

The value of credit risk derivative instruments as of September 30, 2019, is disclosed on the Statement of Assets and Liabilities as an asset of $3,318 in receivable for variation margin on swap agreements*. For the six months ended September 30, 2019, the effect of credit risk derivative instruments on the Statement of Operations was $51,757 in net realized gain (loss) on swap agreement transactions and $(52,843) in change in net unrealized appreciation (depreciation) on swap agreements.
* Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements, as reported in the Schedule of Investments.

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$153,804,439
Gross tax appreciation of investments	$4,810,513
Gross tax depreciation of investments	(2,362,708)
Net tax appreciation (depreciation) of investments	$2,447,805

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(3,569,501) and accumulated long-term capital losses of $(34,934,837), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$5.54	0.13	0.08	0.21	(0.13)	—	(0.13)	$5.62	3.84%	0.79%(4)	0.83%(4)	4.54%(4)	4.50%(4)	13%	$110,716
2019	$5.57	0.29	(0.03)	0.26	(0.29)	—	(0.29)	$5.54	4.91%	0.79%	0.86%	5.22%	5.15%	24%	$110,624
2018	$5.73	0.29	(0.15)(5)	0.14	(0.30)	—	(0.30)	$5.57	2.33%	0.83%	0.86%	5.03%	5.00%	20%	$110,940
2017	$5.36	0.29	0.37	0.66	(0.29)	—	(0.29)	$5.73	12.62%	0.85%	0.85%	5.13%	5.13%	29%	$287,088
2016	$5.92	0.30	(0.55)	(0.25)	(0.31)	—	(0.31)	$5.36	(4.30)%	0.85%	0.85%	5.36%	5.36%	24%	$344,505
2015	$6.24	0.32	(0.26)	0.06	(0.33)	(0.05)	(0.38)	$5.92	0.97%	0.85%	0.85%	5.29%	5.29%	34%	$305,901
I Class
2019(3)	$5.55	0.13	0.08	0.21	(0.13)	—	(0.13)	$5.63	3.89%	0.69%(4)	0.73%(4)	4.64%(4)	4.60%(4)	13%	$4,998
2019	$5.58	0.30	(0.03)	0.27	(0.30)	—	(0.30)	$5.55	5.01%	0.69%	0.76%	5.32%	5.25%	24%	$2,300
2018(6)	$5.75	0.29	(0.17)(5)	0.12	(0.29)	—	(0.29)	$5.58	2.11%	0.73%(4)	0.76%(4)	5.22%(4)	5.19%(4)	20%(7)	$4,356
Y Class
2019(3)	$5.55	0.13	0.08	0.21	(0.14)	—	(0.14)	$5.62	3.76%	0.59%(4)	0.63%(4)	4.74%(4)	4.70%(4)	13%	$9,796
2019	$5.58	0.30	(0.02)	0.28	(0.31)	—	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$5,727
2018(6)	$5.75	0.30	(0.17)(5)	0.13	(0.30)	—	(0.30)	$5.58	2.20%	0.63%(4)	0.66%(4)	5.51%(4)	5.48%(4)	20%(7)	$262

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$5.55	0.12	0.07	0.19	(0.12)	—	(0.12)	$5.62	3.53%	1.04%(4)	1.08%(4)	4.29%(4)	4.25%(4)	13%	$13,096
2019	$5.58	0.28	(0.03)	0.25	(0.28)	—	(0.28)	$5.55	4.65%	1.04%	1.11%	4.97%	4.90%	24%	$11,868
2018	$5.73	0.28	(0.15)(5)	0.13	(0.28)	—	(0.28)	$5.58	2.25%	1.08%	1.11%	4.78%	4.75%	20%	$12,985
2017	$5.36	0.28	0.37	0.65	(0.28)	—	(0.28)	$5.73	12.35%	1.10%	1.10%	4.88%	4.88%	29%	$22,166
2016	$5.92	0.28	(0.55)	(0.27)	(0.29)	—	(0.29)	$5.36	(4.54)%	1.10%	1.10%	5.11%	5.11%	24%	$24,610
2015	$6.24	0.31	(0.27)	0.04	(0.31)	(0.05)	(0.36)	$5.92	0.72%	1.10%	1.10%	5.04%	5.04%	34%	$34,928
C Class
2019(3)	$5.54	0.10	0.08	0.18	(0.10)	—	(0.10)	$5.62	3.32%	1.79%(4)	1.83%(4)	3.54%(4)	3.50%(4)	13%	$4,398
2019	$5.57	0.23	(0.02)	0.21	(0.24)	—	(0.24)	$5.54	3.87%	1.79%	1.86%	4.22%	4.15%	24%	$5,574
2018	$5.73	0.24	(0.16)(5)	0.08	(0.24)	—	(0.24)	$5.57	1.31%	1.83%	1.86%	4.03%	4.00%	20%	$8,275
2017	$5.36	0.23	0.38	0.61	(0.24)	—	(0.24)	$5.73	11.51%	1.85%	1.85%	4.13%	4.13%	29%	$9,985
2016	$5.92	0.24	(0.55)	(0.31)	(0.25)	—	(0.25)	$5.36	(5.25)%	1.85%	1.85%	4.36%	4.36%	24%	$9,695
2015	$6.24	0.26	(0.26)	—	(0.27)	(0.05)	(0.32)	$5.92	(0.03)%	1.85%	1.85%	4.29%	4.29%	34%	$14,555
R Class
2019(3)	$5.54	0.11	0.09	0.20	(0.12)	—	(0.12)	$5.62	3.58%	1.29%(4)	1.33%(4)	4.04%(4)	4.00%(4)	13%	$1,030
2019	$5.57	0.26	(0.02)	0.24	(0.27)	—	(0.27)	$5.54	4.39%	1.29%	1.36%	4.72%	4.65%	24%	$988
2018	$5.73	0.26	(0.15)(5)	0.11	(0.27)	—	(0.27)	$5.57	1.82%	1.33%	1.36%	4.53%	4.50%	20%	$1,039
2017	$5.36	0.26	0.38	0.64	(0.27)	—	(0.27)	$5.73	12.06%	1.35%	1.35%	4.63%	4.63%	29%	$1,516
2016	$5.92	0.27	(0.55)	(0.28)	(0.28)	—	(0.28)	$5.36	(4.78)%	1.35%	1.35%	4.86%	4.86%	24%	$1,624
2015	$6.24	0.29	(0.26)	0.03	(0.30)	(0.05)	(0.35)	$5.92	0.47%	1.35%	1.35%	4.79%	4.79%	34%	$1,832

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$5.55	0.13	0.08	0.21	(0.14)	—	(0.14)	$5.62	3.76%	0.59%(4)	0.63%(4)	4.74%(4)	4.70%(4)	13%	$1,977
2019	$5.58	0.30	(0.02)	0.28	(0.31)	—	(0.31)	$5.55	5.12%	0.59%	0.66%	5.42%	5.35%	24%	$1,656
2018	$5.73	0.29	(0.13)(5)	0.16	(0.31)	—	(0.31)	$5.58	2.72%	0.63%	0.66%	5.23%	5.20%	20%	$1,767
2017	$5.36	0.30	0.38	0.68	(0.31)	—	(0.31)	$5.73	12.85%	0.65%	0.65%	5.33%	5.33%	29%	$537,457
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	—	(0.32)	$5.36	(4.11)%	0.65%	0.65%	5.56%	5.56%	24%	$473,014
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.18%	0.65%	0.65%	5.49%	5.49%	34%	$404,881
R6 Class
2019(3)	$5.54	0.13	0.09	0.22	(0.14)	—	(0.14)	$5.62	3.97%	0.54%(4)	0.58%(4)	4.79%(4)	4.75%(4)	13%	$200
2019	$5.57	0.30	(0.02)	0.28	(0.31)	—	(0.31)	$5.54	5.17%	0.54%	0.61%	5.47%	5.40%	24%	$190
2018	$5.73	0.30	(0.15)(5)	0.15	(0.31)	—	(0.31)	$5.57	2.58%	0.58%	0.61%	5.28%	5.25%	20%	$9,348
2017	$5.36	0.30	0.38	0.68	(0.31)	—	(0.31)	$5.73	12.90%	0.60%	0.60%	5.38%	5.38%	29%	$88,697
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	—	(0.32)	$5.36	(4.06)%	0.60%	0.60%	5.61%	5.61%	24%	$55,552
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.23%	0.60%	0.60%	5.54%	5.54%	34%	$40,362

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	April 10, 2017 (commencement of sale) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

•
In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

31

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

32

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was slightly above the median of the total expense ratios of the Fund’s peer universe. The Board and the Advisor agreed to a permanent change to the Fund's fee schedule that should have the effect of lowering the Fund's annual unified management fee by approximately 0.07%, (e.g., the Investor Class unified fee will be reduced from 0.84% to 0.77%), beginning August 1, 2019.

33

The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

34

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Notes

36

Notes

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90815 1911

Semiannual Report

September 30, 2019

NT Diversified Bond Fund
G Class (ACLDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	5.7 years
Weighted Average Life to Maturity	7.7 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	30.5%
Corporate Bonds	28.6%
U.S. Government Agency Mortgage-Backed Securities	23.7%
Asset-Backed Securities	5.5%
Commercial Mortgage-Backed Securities	4.6%
Collateralized Mortgage Obligations	3.9%
Collateralized Loan Obligations	2.4%
Municipal Securities	1.3%
Sovereign Governments and Agencies	0.7%
U.S. Government Agency Securities	0.3%
Bank Loan Obligations	0.2%
Temporary Cash Investments	3.4%
Other Assets and Liabilities	(5.1)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,056.10	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,024.95	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 30.5%
U.S. Treasury Bills, 1.99%, 6/18/20(1)	$45,000,000	$44,426,534
U.S. Treasury Bonds, 5.00%, 5/15/37	1,500,000	2,214,111
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	11,480,000	14,394,171
U.S. Treasury Bonds, 3.125%, 11/15/41	29,500,000	35,191,426
U.S. Treasury Bonds, 3.00%, 5/15/42	28,500,000	33,359,473
U.S. Treasury Bonds, 2.875%, 5/15/43	16,000,000	18,362,187
U.S. Treasury Bonds, 3.125%, 8/15/44(2)	1,000,000	1,199,336
U.S. Treasury Bonds, 2.50%, 2/15/45	31,000,000	33,392,207
U.S. Treasury Bonds, 3.00%, 5/15/45	1,400,000	1,649,895
U.S. Treasury Bonds, 3.00%, 11/15/45	7,500,000	8,854,834
U.S. Treasury Bonds, 3.375%, 11/15/48	38,000,000	48,464,844
U.S. Treasury Bonds, 2.25%, 8/15/49	23,000,000	23,683,262
U.S. Treasury Notes, 1.50%, 5/31/20	10,000,000	9,976,172
U.S. Treasury Notes, 1.50%, 9/30/21	7,000,000	6,983,320
U.S. Treasury Notes, 2.625%, 12/15/21	45,900,000	46,916,613
U.S. Treasury Notes, 1.875%, 1/31/22	35,000,000	35,198,926
U.S. Treasury Notes, 2.375%, 3/15/22	46,000,000	46,884,062
U.S. Treasury Notes, 1.75%, 6/15/22	20,000,000	20,093,750
U.S. Treasury Notes, 1.50%, 9/15/22	36,000,000	35,936,719
U.S. Treasury Notes, 1.875%, 9/30/22	55,800,000	56,306,777
U.S. Treasury Notes, 2.00%, 11/30/22	15,000,000	15,192,773
U.S. Treasury Notes, 1.50%, 3/31/23	19,000,000	18,961,035
U.S. Treasury Notes, 2.375%, 2/29/24	8,000,000	8,278,750
U.S. Treasury Notes, 1.25%, 8/31/24	67,000,000	66,078,750
U.S. Treasury Notes, 2.125%, 11/30/24	9,000,000	9,246,094
U.S. Treasury Notes, 2.625%, 12/31/25	20,000,000	21,202,344
U.S. Treasury Notes, 1.625%, 9/30/26	5,000,000	5,001,660
U.S. Treasury Notes, 3.125%, 11/15/28	48,000,000	53,909,063
U.S. Treasury Notes, 2.375%, 5/15/29	13,000,000	13,810,977
U.S. Treasury Notes, 1.625%, 8/15/29	29,000,000	28,877,656
TOTAL U.S. TREASURY SECURITIES (Cost $725,049,262)		764,047,721
CORPORATE BONDS — 28.6%
Aerospace and Defense — 0.1%
United Technologies Corp., 6.05%, 6/1/36	730,000	983,328
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,897,695
		2,881,023
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	5,110,000	5,109,984
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	1,150,000	1,169,103
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	4,280,000	4,484,218
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,200,000	1,188,584

4

	Principal Amount	Value
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	$2,220,000	$2,224,012
General Motors Co., 4.20%, 10/1/27	1,500,000	1,530,954
General Motors Co., 5.15%, 4/1/38	1,500,000	1,517,275
General Motors Financial Co., Inc., 3.15%, 1/15/20	3,050,000	3,054,691
General Motors Financial Co., Inc., 3.20%, 7/6/21	3,110,000	3,142,689
General Motors Financial Co., Inc., 5.25%, 3/1/26	1,480,000	1,608,091
		25,029,601
Banks — 6.6%
Banco Santander SA, 3.50%, 4/11/22	2,600,000	2,669,374
Bank of America Corp., 4.10%, 7/24/23	4,160,000	4,444,677
Bank of America Corp., MTN, 4.20%, 8/26/24	4,320,000	4,636,773
Bank of America Corp., MTN, 4.00%, 1/22/25	5,140,000	5,463,681
Bank of America Corp., MTN, 5.00%, 1/21/44	830,000	1,051,851
Bank of America Corp., MTN, VRN, 2.37%, 7/21/21	3,070,000	3,075,554
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	4,310,000	4,315,402
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	3,020,000	3,247,979
Bank of America Corp., MTN, VRN, 3.19%, 7/23/30	4,158,000	4,296,146
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	1,230,000	1,469,626
Bank of America Corp., VRN, 3.00%, 12/20/23	3,664,000	3,744,025
Bank of America N.A., 6.00%, 10/15/36	650,000	892,040
Barclays Bank plc, 5.14%, 10/14/20	2,290,000	2,342,059
BNP Paribas SA, 4.375%, 9/28/25(3)	1,550,000	1,648,938
BPCE SA, 3.00%, 5/22/22(3)	2,060,000	2,091,968
BPCE SA, 5.15%, 7/21/24(3)	1,870,000	2,049,191
Citibank N.A., 3.65%, 1/23/24	2,600,000	2,755,935
Citigroup, Inc., 2.90%, 12/8/21	4,000,000	4,061,633
Citigroup, Inc., 2.75%, 4/25/22	4,320,000	4,385,912
Citigroup, Inc., 4.05%, 7/30/22	1,400,000	1,466,169
Citigroup, Inc., 3.20%, 10/21/26	1,200,000	1,239,913
Citigroup, Inc., 4.45%, 9/29/27	9,270,000	10,122,498
Citigroup, Inc., VRN, 3.52%, 10/27/28	4,050,000	4,246,010
Cooperatieve Rabobank UA, 3.95%, 11/9/22	3,180,000	3,314,293
Discover Bank, 3.35%, 2/6/23	1,850,000	1,908,337
Discover Bank, 3.45%, 7/27/26	3,730,000	3,850,031
Fifth Third BanCorp., 4.30%, 1/16/24	750,000	805,040
Fifth Third Bank, 2.875%, 10/1/21	1,830,000	1,853,683
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	540,477
HSBC Holdings plc, 2.95%, 5/25/21	4,917,000	4,968,916
HSBC Holdings plc, 4.30%, 3/8/26	3,420,000	3,706,378
HSBC Holdings plc, 4.375%, 11/23/26	3,100,000	3,327,206
HSBC Holdings plc, VRN, 3.26%, 3/13/23	1,520,000	1,547,098
Huntington Bancshares, Inc., 2.30%, 1/14/22	2,380,000	2,393,752
JPMorgan Chase & Co., 2.55%, 3/1/21	2,850,000	2,869,204
JPMorgan Chase & Co., 4.625%, 5/10/21	4,680,000	4,869,473
JPMorgan Chase & Co., 3.25%, 9/23/22	3,880,000	4,012,758
JPMorgan Chase & Co., 3.875%, 9/10/24	1,370,000	1,460,553
JPMorgan Chase & Co., 3.125%, 1/23/25	2,750,000	2,851,337

5

	Principal Amount	Value
JPMorgan Chase & Co., VRN, 3.54%, 5/1/28	$1,600,000	$1,686,813
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	1,300,000	1,395,638
JPMorgan Chase & Co., VRN, 3.88%, 7/24/38	1,400,000	1,539,791
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48	2,050,000	2,295,318
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	1,800,000	2,002,922
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,212,709
PNC Bank N.A., MTN, 2.30%, 6/1/20	4,640,000	4,647,271
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	1,820,000	1,857,714
Regions Financial Corp., 2.75%, 8/14/22	2,370,000	2,407,211
Regions Financial Corp., 3.80%, 8/14/23	1,830,000	1,931,714
Royal Bank of Canada, 2.15%, 10/26/20	2,590,000	2,594,997
Synchrony Bank, 3.00%, 6/15/22	1,400,000	1,419,767
U.S. Bancorp, MTN, 3.60%, 9/11/24	1,910,000	2,033,969
Wells Fargo & Co., 3.07%, 1/24/23	1,860,000	1,895,590
Wells Fargo & Co., 4.125%, 8/15/23	760,000	806,921
Wells Fargo & Co., 3.00%, 4/22/26	2,800,000	2,873,954
Wells Fargo & Co., 5.61%, 1/15/44	366,000	474,043
Wells Fargo & Co., MTN, 2.60%, 7/22/20	6,920,000	6,953,710
Wells Fargo & Co., MTN, 4.10%, 6/3/26	2,700,000	2,896,335
Wells Fargo & Co., MTN, 4.65%, 11/4/44	1,555,000	1,800,596
Wells Fargo & Co., MTN, 4.75%, 12/7/46	640,000	758,778
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28	1,100,000	1,166,238
		166,647,889
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	3,860,000	4,599,008
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	3,790,000	4,416,958
		9,015,966
Biotechnology — 1.3%
AbbVie, Inc., 2.50%, 5/14/20	3,630,000	3,638,652
AbbVie, Inc., 2.90%, 11/6/22	3,240,000	3,304,390
AbbVie, Inc., 3.60%, 5/14/25	3,110,000	3,236,495
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,850,989
AbbVie, Inc., 4.70%, 5/14/45	800,000	856,090
Amgen, Inc., 2.65%, 5/11/22	4,880,000	4,945,107
Amgen, Inc., 4.66%, 6/15/51	1,533,000	1,787,676
Celgene Corp., 3.25%, 8/15/22	2,490,000	2,566,523
Celgene Corp., 3.625%, 5/15/24	850,000	898,245
Celgene Corp., 3.875%, 8/15/25	3,650,000	3,943,194
Gilead Sciences, Inc., 4.40%, 12/1/21	1,490,000	1,554,764
Gilead Sciences, Inc., 3.65%, 3/1/26	4,230,000	4,536,216
		33,118,341
Capital Markets — 1.7%
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(3)	1,610,000	1,595,952
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	5,480,000	5,480,734
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	2,540,000	2,651,777
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	6,500,000	6,766,527

6

	Principal Amount	Value
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/22	$1,450,000	$1,467,145
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/25	2,000,000	2,065,700
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29	1,860,000	1,973,504
Morgan Stanley, 2.75%, 5/19/22	800,000	811,796
Morgan Stanley, 5.00%, 11/24/25	3,370,000	3,778,868
Morgan Stanley, MTN, 3.70%, 10/23/24	2,450,000	2,597,183
Morgan Stanley, MTN, 4.00%, 7/23/25	7,990,000	8,623,901
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	2,550,000	2,727,405
Morgan Stanley, VRN, 3.97%, 7/22/38	920,000	1,011,773
		41,552,265
Chemicals — 0.1%
Westlake Chemical Corp., 4.375%, 11/15/47	1,635,000	1,610,831
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	1,910,000	1,978,179
Waste Connections, Inc., 3.50%, 5/1/29	2,130,000	2,274,731
Waste Management, Inc., 4.15%, 7/15/49	1,630,000	1,908,390
		6,161,300
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	3,700,000	3,891,298
Ally Financial, Inc., 3.875%, 5/21/24	1,780,000	1,846,394
American Express Credit Corp., MTN, 2.20%, 3/3/20	4,500,000	4,501,316
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,629,344
Capital One Financial Corp., 3.80%, 1/31/28	3,550,000	3,759,597
Synchrony Financial, 2.85%, 7/25/22	2,230,000	2,250,538
		17,878,487
Diversified Consumer Services — 0.1%
George Washington University (The), 3.55%, 9/15/46	960,000	1,043,565
Leland Stanford Junior University (The), 3.46%, 5/1/47	670,000	750,096
		1,793,661
Diversified Financial Services — 0.7%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	4,550,000	4,593,815
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	2,550,000	2,592,668
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,300,000	1,297,184
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	4,800,000	4,929,884
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(3)	950,000	1,027,274
Voya Financial, Inc., 5.70%, 7/15/43	1,900,000	2,437,807
		16,878,632
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 3.875%, 8/15/21	2,780,000	2,868,235
AT&T, Inc., 3.40%, 5/15/25	4,780,000	4,995,066
AT&T, Inc., 2.95%, 7/15/26	2,650,000	2,691,903
AT&T, Inc., 3.80%, 2/15/27	1,200,000	1,273,533
AT&T, Inc., 4.10%, 2/15/28	1,300,000	1,408,949
AT&T, Inc., 5.15%, 11/15/46	2,971,000	3,451,672
Orange SA, 4.125%, 9/14/21	722,000	751,088

7

	Principal Amount	Value
Telefonica Emisiones SA, 5.46%, 2/16/21	$1,590,000	$1,660,183
Verizon Communications, Inc., 2.625%, 8/15/26	2,250,000	2,281,130
Verizon Communications, Inc., 4.75%, 11/1/41	1,490,000	1,774,269
Verizon Communications, Inc., 5.01%, 8/21/54	2,170,000	2,737,279
		25,893,307
Electric Utilities — 1.4%
AEP Transmission Co. LLC, 3.75%, 12/1/47	970,000	1,060,692
American Electric Power Co., Inc., 3.20%, 11/13/27	1,050,000	1,097,145
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,550,000	1,641,692
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	1,460,000	1,585,396
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,279,706
Duke Energy Corp., 2.65%, 9/1/26	1,540,000	1,548,593
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	660,660
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,539,857
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	1,055,652
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	573,432
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	554,526
Exelon Corp., 5.15%, 12/1/20	1,276,000	1,310,429
Exelon Corp., 4.45%, 4/15/46	1,400,000	1,589,554
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,309,334
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	488,739
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,333,583
FirstEnergy Transmission LLC, 4.55%, 4/1/49(3)	1,250,000	1,473,691
Florida Power & Light Co., 4.125%, 2/1/42	930,000	1,080,630
Florida Power & Light Co., 3.15%, 10/1/49	1,160,000	1,180,693
MidAmerican Energy Co., 4.40%, 10/15/44	2,100,000	2,523,646
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	2,210,000	2,344,811
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	1,520,000	1,559,900
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49(3)	1,160,000	1,158,632
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,068,181
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	1,020,702
Southwestern Public Service Co., 3.70%, 8/15/47	930,000	1,012,974
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,162,145
Xcel Energy, Inc., 3.35%, 12/1/26	1,000,000	1,055,728
		35,270,723
Energy Equipment and Services†
Halliburton Co., 4.85%, 11/15/35	1,090,000	1,211,727
Entertainment — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,780,000	1,785,021
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,273,323
Viacom, Inc., 4.25%, 9/1/23	1,840,000	1,952,498
Viacom, Inc., 4.375%, 3/15/43	1,500,000	1,548,911
		6,559,753
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.375%, 10/15/26	833,000	868,034
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	625,000	653,086
Boston Properties LP, 3.65%, 2/1/26	2,410,000	2,552,769

8

	Principal Amount	Value
Crown Castle International Corp., 5.25%, 1/15/23	$2,474,000	$2,701,015
Essex Portfolio LP, 3.625%, 8/15/22	710,000	734,946
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,255,231
GLP Capital LP / GLP Financing II, Inc., 5.75%, 6/1/28	1,140,000	1,301,014
Kilroy Realty LP, 3.80%, 1/15/23	1,670,000	1,745,650
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	2,143,956
Public Storage, 3.39%, 5/1/29	1,710,000	1,835,936
Service Properties Trust, 4.65%, 3/15/24	1,480,000	1,523,668
Simon Property Group LP, 2.45%, 9/13/29	1,880,000	1,842,226
Ventas Realty LP, 4.125%, 1/15/26	720,000	779,333
VEREIT Operating Partnership LP, 4.125%, 6/1/21	2,310,000	2,371,213
		22,308,077
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,644,886
Kroger Co. (The), 3.875%, 10/15/46	1,390,000	1,329,315
Walmart, Inc., 4.05%, 6/29/48	1,220,000	1,467,641
		5,441,842
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	3,360,000	3,557,918
Medtronic, Inc., 3.50%, 3/15/25	1,609,000	1,728,418
Medtronic, Inc., 4.375%, 3/15/35	1,131,000	1,363,716
		6,650,052
Health Care Providers and Services — 1.1%
Anthem, Inc., 3.65%, 12/1/27	1,400,000	1,474,590
Anthem, Inc., 4.65%, 1/15/43	960,000	1,063,980
CommonSpirit Health, 2.95%, 11/1/22	860,000	875,701
CVS Health Corp., 3.50%, 7/20/22	2,820,000	2,912,614
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,362,334
CVS Health Corp., 4.30%, 3/25/28	3,250,000	3,518,179
CVS Health Corp., 4.78%, 3/25/38	1,510,000	1,667,295
Duke University Health System, Inc., 3.92%, 6/1/47	2,150,000	2,500,920
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	895,000	1,027,507
Northwell Healthcare, Inc., 4.26%, 11/1/47	1,090,000	1,220,025
Stanford Health Care, 3.80%, 11/15/48	885,000	1,016,934
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,480,000	1,509,220
UnitedHealth Group, Inc., 2.875%, 3/15/22	1,950,000	1,986,709
UnitedHealth Group, Inc., 3.75%, 7/15/25	2,640,000	2,843,160
UnitedHealth Group, Inc., 4.75%, 7/15/45	1,450,000	1,763,038
Universal Health Services, Inc., 4.75%, 8/1/22(3)	1,850,000	1,868,500
		28,610,706
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.70%, 12/9/35	1,070,000	1,273,706
McDonald's Corp., MTN, 3.625%, 9/1/49	1,230,000	1,250,114
		2,523,820
Household Durables — 0.3%
D.R. Horton, Inc., 2.55%, 12/1/20	1,260,000	1,264,047
D.R. Horton, Inc., 5.75%, 8/15/23	650,000	722,316

9

	Principal Amount	Value
Lennar Corp., 4.75%, 4/1/21	$1,880,000	$1,924,650
Toll Brothers Finance Corp., 6.75%, 11/1/19	720,000	723,960
Toll Brothers Finance Corp., 4.35%, 2/15/28	1,940,000	2,012,750
		6,647,723
Insurance — 1.0%
American International Group, Inc., 4.125%, 2/15/24	4,170,000	4,465,640
American International Group, Inc., 4.50%, 7/16/44	1,400,000	1,560,948
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,410,000	1,453,532
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	2,000,000	2,347,116
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,770,000	1,859,532
Chubb INA Holdings, Inc., 3.35%, 5/3/26	155,000	165,693
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,380,000	1,806,517
Markel Corp., 4.90%, 7/1/22	1,400,000	1,497,750
Markel Corp., 3.50%, 11/1/27	1,200,000	1,228,138
Markel Corp., 4.15%, 9/17/50	1,500,000	1,525,756
MetLife, Inc., 4.125%, 8/13/42	450,000	502,002
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	1,790,000	1,841,636
Prudential Financial, Inc., 3.94%, 12/7/49	3,289,000	3,559,151
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	224,724
WR Berkley Corp., 4.625%, 3/15/22	1,100,000	1,162,749
		25,200,884
Interactive Media and Services — 0.1%
Tencent Holdings Ltd., 3.98%, 4/11/29(3)	2,840,000	3,049,047
Internet and Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	2,000,000	2,000,360
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,685,327
eBay, Inc., 2.15%, 6/5/20	1,390,000	1,390,595
		7,076,282
IT Services — 0.4%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,780,000	3,897,065
Fiserv, Inc., 3.50%, 7/1/29	1,235,000	1,302,251
Global Payments, Inc., 3.20%, 8/15/29	2,460,000	2,496,816
Mastercard, Inc., 3.65%, 6/1/49	1,265,000	1,438,813
		9,134,945
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	1,019,929
Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	5,940,000	6,532,882
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	3,910,000	4,771,146
Comcast Corp., 6.40%, 5/15/38	790,000	1,123,124
Comcast Corp., 4.60%, 10/15/38	3,430,000	4,117,018
Comcast Corp., 4.75%, 3/1/44	3,650,000	4,465,801
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,300,000	1,343,758
TEGNA, Inc., 5.125%, 7/15/20	992,000	994,232
		23,347,961

10

	Principal Amount	Value
Metals and Mining — 0.2%
Minera Mexico SA de CV, 4.50%, 1/26/50(3)	$4,900,000	$4,838,750
Steel Dynamics, Inc., 4.125%, 9/15/25	1,435,000	1,456,525
		6,295,275
Multi-Utilities — 0.6%
Black Hills Corp., 3.875%, 10/15/49(4)	1,630,000	1,647,290
CenterPoint Energy, Inc., 4.25%, 11/1/28	2,030,000	2,233,057
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	962,923
Consumers Energy Co., 3.10%, 8/15/50	1,210,000	1,215,120
Dominion Energy, Inc., 2.75%, 9/15/22	540,000	545,669
Dominion Energy, Inc., 4.90%, 8/1/41	2,210,000	2,619,987
NiSource, Inc., 5.65%, 2/1/45	1,310,000	1,691,388
Sempra Energy, 2.875%, 10/1/22	1,220,000	1,235,302
Sempra Energy, 3.25%, 6/15/27	1,700,000	1,747,742
Sempra Energy, 4.00%, 2/1/48	1,000,000	1,061,164
		14,959,642
Oil, Gas and Consumable Fuels — 3.5%
Cimarex Energy Co., 4.375%, 6/1/24	2,100,000	2,208,199
CNOOC Finance Ltd., 4.25%, 1/26/21	5,000,000	5,117,906
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,102,502
Concho Resources, Inc., 4.375%, 1/15/25	2,310,000	2,394,531
Continental Resources, Inc., 4.375%, 1/15/28	2,160,000	2,235,625
Ecopetrol SA, 5.875%, 5/28/45	690,000	813,062
Encana Corp., 6.50%, 2/1/38	2,280,000	2,751,089
Energy Transfer Operating LP, 4.15%, 10/1/20	1,220,000	1,238,346
Energy Transfer Operating LP, 7.50%, 10/15/20	1,090,000	1,145,751
Energy Transfer Operating LP, 4.25%, 3/15/23	2,400,000	2,509,491
Energy Transfer Operating LP, 5.25%, 4/15/29	2,500,000	2,822,504
Energy Transfer Operating LP, 4.90%, 3/15/35	1,600,000	1,655,401
Energy Transfer Operating LP, 6.50%, 2/1/42	420,000	504,528
Energy Transfer Operating LP, 6.00%, 6/15/48	860,000	1,018,140
EnLink Midstream LLC, 5.375%, 6/1/29	1,755,000	1,680,412
Enterprise Products Operating LLC, 5.20%, 9/1/20	4,180,000	4,295,651
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,550,000	4,084,159
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,480,061
Hess Corp., 6.00%, 1/15/40	970,000	1,126,247
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	977,330
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	2,729,000	3,460,396
Marathon Oil Corp., 3.85%, 6/1/25	1,790,000	1,862,845
MPLX LP, 5.25%, 1/15/25(3)	1,900,000	2,006,073
MPLX LP, 4.875%, 6/1/25	3,280,000	3,611,437
MPLX LP, 4.50%, 4/15/38	1,080,000	1,121,928
MPLX LP, 5.20%, 3/1/47	1,270,000	1,405,869
Newfield Exploration Co., 5.75%, 1/30/22	1,180,000	1,261,354
Occidental Petroleum Corp., 3.50%, 8/15/29	1,220,000	1,239,725
ONEOK, Inc., 3.40%, 9/1/29	1,960,000	1,943,816
Petroleos Mexicanos, 6.00%, 3/5/20	306,000	310,361

11

	Principal Amount	Value
Petroleos Mexicanos, 4.875%, 1/24/22	$870,000	$906,975
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	129,935
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,856,700
Petroleos Mexicanos, 6.50%, 3/13/27	1,500,000	1,565,250
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	49,113
Phillips 66, 4.30%, 4/1/22	1,981,000	2,089,697
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	2,240,000	2,298,623
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	5,170,000	5,813,525
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,827,439
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	3,036,662
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	2,650,000	2,745,730
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	570,000	577,866
Williams Cos., Inc. (The), 4.125%, 11/15/20	2,550,000	2,590,474
Williams Cos., Inc. (The), 4.55%, 6/24/24	2,090,000	2,251,725
		87,124,453
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	2,100,000	2,172,597
Pharmaceuticals — 0.4%
Allergan Finance LLC, 3.25%, 10/1/22	2,210,000	2,258,608
Allergan Funding SCS, 3.85%, 6/15/24	2,557,000	2,700,005
Bristol-Myers Squibb Co., 4.25%, 10/26/49(3)	930,000	1,084,597
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	3,910,000	3,929,284
		9,972,494
Road and Rail — 0.7%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	2,500,000	2,556,250
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,336,471
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	750,000	892,840
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	2,880,000	3,320,343
CSX Corp., 3.40%, 8/1/24	1,400,000	1,475,058
CSX Corp., 3.25%, 6/1/27	2,830,000	2,974,647
Union Pacific Corp., 3.60%, 9/15/37	860,000	910,682
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,402,752
Union Pacific Corp., 4.05%, 11/15/45	730,000	806,694
Union Pacific Corp., MTN, 3.55%, 8/15/39	980,000	1,030,222
		16,705,959
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(3)	1,950,000	2,015,541
Software — 0.6%
Microsoft Corp., 2.70%, 2/12/25	5,000,000	5,193,293
Microsoft Corp., 3.45%, 8/8/36	2,200,000	2,435,461
Microsoft Corp., 4.25%, 2/6/47	2,000,000	2,486,380
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,660,804
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,104,703
		13,880,641
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.75%, 2/15/24	1,500,000	1,612,162
12

	Principal Amount	Value
Home Depot, Inc. (The), 3.00%, 4/1/26	$1,640,000	$1,720,208
Home Depot, Inc. (The), 5.95%, 4/1/41	1,860,000	2,667,779
Home Depot, Inc. (The), 3.90%, 6/15/47	1,120,000	1,285,190
		7,285,339
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 2.75%, 1/13/25	1,330,000	1,377,349
Apple, Inc., 2.50%, 2/9/25	4,970,000	5,091,138
Apple, Inc., 2.45%, 8/4/26	1,900,000	1,929,958
Apple, Inc., 2.90%, 9/12/27	2,010,000	2,096,562
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	6,560,000	7,403,233
Dell International LLC / EMC Corp., 4.90%, 10/1/26(3)	2,010,000	2,154,945
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,910,000	1,934,874
		21,988,059
Trading Companies and Distributors†
International Lease Finance Corp., 5.875%, 8/15/22	860,000	942,571
Wireless Telecommunication Services†
America Movil SAB de CV, 3.125%, 7/16/22	1,065,000	1,091,139
TOTAL CORPORATE BONDS (Cost $679,573,379)		716,948,484
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.3%
FHLMC, VRN, 4.73%, (1-year H15T1Y plus 2.25%), 9/1/35	390,045	412,802
FHLMC, VRN, 4.65%, (12-month LIBOR plus 1.86%), 7/1/36	1,204,396	1,268,931
FHLMC, VRN, 4.39%, (1-year H15T1Y plus 2.14%), 10/1/36	1,124,670	1,184,258
FHLMC, VRN, 4.80%, (1-year H15T1Y plus 2.25%), 4/1/37	900,429	951,632
FHLMC, VRN, 4.75%, (12-month LIBOR plus 1.81%), 2/1/38	356,868	377,033
FHLMC, VRN, 4.89%, (12-month LIBOR plus 1.84%), 6/1/38	224,021	236,712
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	88,483	92,791
FHLMC, VRN, 4.06%, (12-month LIBOR plus 1.78%), 9/1/40	196,768	205,741
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.79%), 2/1/41	162,611	169,200
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	57,451	60,287
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	449,631	466,973
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.87%), 7/1/41	840,578	883,924
FHLMC, VRN, 2.07%, (12-month LIBOR plus 1.65%), 12/1/42	1,164,663	1,204,404
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43	183,076	189,176
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.63%), 5/1/43	115,818	119,749
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	127,399	131,844
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	3,672	3,795
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.63%), 1/1/44	2,091,816	2,124,288
FHLMC, VRN, 3.18%, (12-month LIBOR plus 1.62%), 6/1/44	1,165,043	1,191,722
FHLMC, VRN, 4.07%, (12-month LIBOR plus 1.59%), 10/1/44	1,461,856	1,502,235
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	1,600,821	1,619,992
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	6,156,349	6,214,816
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	5,713,748	5,839,372
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	1,412,288	1,463,864
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	171,169	177,522
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	1,081,782	1,120,788

13

	Principal Amount	Value
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	$538,026	$557,975
FNMA, VRN, 4.07%, (6-month LIBOR plus 1.54%), 9/1/35	1,661,854	1,721,476
FNMA, VRN, 4.45%, (1-year H15T1Y plus 2.16%), 3/1/38	1,076,479	1,135,076
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	53,006	56,125
FNMA, VRN, 3.61%, (12-month LIBOR plus 1.79%), 8/1/40	124,432	130,119
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40	414,560	433,380
FNMA, VRN, 4.27%, (12-month LIBOR plus 1.75%), 8/1/41	146,636	153,061
FNMA, VRN, 2.72%, (12-month LIBOR plus 1.72%), 4/1/42	605,751	616,297
FNMA, VRN, 4.53%, (12-month LIBOR plus 1.55%), 3/1/43	1,053,045	1,089,860
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.59%), 8/1/45	662,864	677,446
FNMA, VRN, 2.61%, (12-month LIBOR plus 1.60%), 4/1/46	2,887,888	2,927,302
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	4,599,216	4,718,125
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47	1,658,775	1,701,846
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	3,574,159	3,671,214
FNMA, VRN, 2.94%, (12-month LIBOR plus 1.62%), 5/1/47	1,721,661	1,755,354
FNMA, VRN, 3.24%, (12-month LIBOR plus 1.62%), 5/1/47	4,553,396	4,660,687
FNMA, VRN, 2.87%, (12-month LIBOR plus 1.61%), 10/1/47	2,734,306	2,776,850
		57,996,044
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.4%
FHLMC, 7.00%, 9/1/27	156	173
FHLMC, 6.50%, 1/1/28	257	286
FHLMC, 7.00%, 2/1/28	41	46
FHLMC, 6.50%, 3/1/29	1,576	1,758
FHLMC, 6.50%, 6/1/29	1,700	1,896
FHLMC, 7.00%, 8/1/29	180	196
FHLMC, 6.50%, 5/1/31	1,444	1,610
FHLMC, 6.50%, 6/1/31	70	78
FHLMC, 6.50%, 6/1/31	170	189
FHLMC, 5.50%, 12/1/33	19,803	21,999
FHLMC, 6.00%, 2/1/38	162,750	187,536
FHLMC, 5.50%, 4/1/38	87,120	98,379
FHLMC, 6.00%, 5/1/38	135,602	155,740
FHLMC, 6.00%, 8/1/38	21,064	23,608
FHLMC, 5.50%, 9/1/38	640,530	713,682
FHLMC, 3.00%, 2/1/43	9,742,387	10,049,855
FHLMC, 4.50%, 5/1/47	13,429,438	14,231,506
FHLMC, 3.50%, 12/1/47	3,808,011	3,944,578
FHLMC, 4.00%, 9/1/48	21,581,577	22,484,596
FHLMC, 4.00%, 10/1/48	3,647,269	3,796,636
FHLMC, 3.50%, 4/1/49	23,497,777	24,267,023
FNMA, 6.50%, 1/1/26	1,262	1,407
FNMA, 7.00%, 12/1/27	306	332
FNMA, 7.50%, 4/1/28	1,862	2,040
FNMA, 7.00%, 5/1/28	1,745	1,792
FNMA, 7.00%, 6/1/28	30	31
FNMA, 6.50%, 1/1/29	260	292
FNMA, 6.50%, 4/1/29	772	861

14

	Principal Amount	Value
FNMA, 7.00%, 7/1/29	$161	$161
FNMA, 7.50%, 7/1/29	1,254	1,289
FNMA, 7.50%, 9/1/30	564	665
FNMA, 5.00%, 7/1/31	1,507,032	1,615,150
FNMA, 7.00%, 9/1/31	2,645	2,779
FNMA, 6.50%, 1/1/32	907	1,011
FNMA, 6.50%, 8/1/32	3,976	4,540
FNMA, 5.50%, 6/1/33	12,235	13,718
FNMA, 5.50%, 7/1/33	67,816	75,905
FNMA, 5.50%, 8/1/33	25,637	28,977
FNMA, 5.50%, 9/1/33	38,673	43,726
FNMA, 5.00%, 11/1/33	148,732	164,322
FNMA, 6.00%, 12/1/33	534,449	614,682
FNMA, 5.50%, 1/1/34	34,647	39,024
FNMA, 3.50%, 3/1/34	2,315,177	2,415,860
FNMA, 5.50%, 12/1/34	42,399	47,629
FNMA, 4.50%, 1/1/35	157,654	169,424
FNMA, 5.00%, 8/1/35	57,596	63,546
FNMA, 5.00%, 2/1/36	464,256	513,022
FNMA, 5.50%, 7/1/36	25,234	28,037
FNMA, 5.50%, 2/1/37	11,737	13,237
FNMA, 6.00%, 4/1/37	115,630	132,893
FNMA, 6.00%, 7/1/37	296,824	341,139
FNMA, 6.00%, 8/1/37	216,546	248,958
FNMA, 6.50%, 8/1/37	11,953	13,281
FNMA, 6.00%, 9/1/37	189,717	214,316
FNMA, 6.00%, 11/1/37	70,744	81,323
FNMA, 5.50%, 2/1/38	450,551	505,952
FNMA, 5.50%, 2/1/38	90,736	102,213
FNMA, 5.50%, 6/1/38	188,475	212,474
FNMA, 5.00%, 1/1/39	133,448	147,039
FNMA, 4.50%, 2/1/39	399,180	432,354
FNMA, 5.50%, 3/1/39	402,038	455,044
FNMA, 4.50%, 4/1/39	288,912	315,089
FNMA, 4.50%, 5/1/39	745,886	811,821
FNMA, 6.50%, 5/1/39	103,205	119,250
FNMA, 4.50%, 6/1/39	404,995	438,737
FNMA, 5.00%, 8/1/39	406,258	449,265
FNMA, 4.50%, 9/1/39	1,410,695	1,544,568
FNMA, 4.50%, 10/1/39	1,303,511	1,427,173
FNMA, 5.00%, 4/1/40	1,142,011	1,262,281
FNMA, 5.00%, 4/1/40	2,017,781	2,230,023
FNMA, 5.00%, 6/1/40	1,806,089	1,997,301
FNMA, 4.00%, 10/1/40	1,381,946	1,483,176
FNMA, 4.50%, 11/1/40	1,198,879	1,299,808
FNMA, 4.00%, 8/1/41	2,541,458	2,717,156
FNMA, 4.50%, 9/1/41	1,150,227	1,247,118

15

	Principal Amount	Value
FNMA, 3.50%, 10/1/41	$1,978,922	$2,078,583
FNMA, 3.50%, 12/1/41	7,189,899	7,555,646
FNMA, 4.00%, 12/1/41	3,613,903	3,863,070
FNMA, 5.00%, 1/1/42	4,011,607	4,430,791
FNMA, 3.50%, 2/1/42	3,716,001	3,904,357
FNMA, 3.50%, 5/1/42	1,547,371	1,626,289
FNMA, 3.50%, 6/1/42	1,576,350	1,656,746
FNMA, 3.50%, 8/1/42	7,920,321	8,324,314
FNMA, 3.50%, 9/1/42	2,527,848	2,656,787
FNMA, 3.50%, 8/1/43	3,211,350	3,363,267
FNMA, 3.50%, 5/1/45	6,482,344	6,761,571
FNMA, 3.50%, 11/1/45	6,944,222	7,248,221
FNMA, 3.50%, 11/1/45	6,966,058	7,270,889
FNMA, 4.00%, 11/1/45	8,098,711	8,564,556
FNMA, 4.00%, 2/1/46	6,735,170	7,099,156
FNMA, 3.50%, 3/1/46	7,601,674	7,899,540
FNMA, 4.00%, 4/1/46	17,113,054	18,067,415
FNMA, 3.50%, 5/1/46	8,384,094	8,720,176
FNMA, 3.00%, 11/1/46	34,959,968	35,826,610
FNMA, 3.50%, 2/1/47	16,155,233	16,844,925
FNMA, 6.50%, 8/1/47	4,250	4,575
FNMA, 6.50%, 9/1/47	8,605	9,234
FNMA, 6.50%, 9/1/47	413	444
FNMA, 6.50%, 9/1/47	4,524	4,854
FNMA, 3.50%, 10/1/47	17,250,270	17,863,627
FNMA, 3.00%, 4/1/48	19,153,566	19,672,771
FNMA, 4.00%, 6/1/48	19,835,529	20,693,977
FNMA, 4.50%, 7/1/48	25,354,333	26,920,682
FNMA, 4.50%, 2/1/49	11,608,870	12,291,807
FNMA, 3.50%, 4/1/49	25,065,287	25,787,556
FNMA, 3.50%, 4/1/49	10,812,920	11,160,394
GNMA, 2.50%, TBA	25,500,000	25,747,276
GNMA, 3.00%, TBA	22,800,000	23,400,726
GNMA, 4.00%, TBA	26,240,000	27,291,138
GNMA, 7.00%, 11/15/22	454	470
GNMA, 7.00%, 4/20/26	176	196
GNMA, 7.50%, 8/15/26	377	419
GNMA, 8.00%, 8/15/26	164	178
GNMA, 7.50%, 5/15/27	202	205
GNMA, 8.00%, 6/15/27	974	990
GNMA, 7.00%, 2/15/28	199	199
GNMA, 7.50%, 2/15/28	148	149
GNMA, 6.50%, 3/15/28	501	554
GNMA, 7.00%, 4/15/28	136	137
GNMA, 6.50%, 5/15/28	2,283	2,528
GNMA, 7.00%, 12/15/28	247	247
GNMA, 7.00%, 5/15/31	1,965	2,272

16

	Principal Amount	Value
GNMA, 6.00%, 7/15/33	$562,491	$645,445
GNMA, 4.50%, 8/15/33	557,588	599,964
GNMA, 5.00%, 3/20/36	63,726	70,597
GNMA, 5.00%, 4/20/36	128,190	142,149
GNMA, 5.00%, 5/20/36	215,122	238,256
GNMA, 5.50%, 1/15/39	652,677	737,925
GNMA, 6.00%, 1/20/39	27,112	31,169
GNMA, 6.00%, 2/20/39	173,666	199,744
GNMA, 4.50%, 6/15/39	1,626,019	1,780,871
GNMA, 5.50%, 9/15/39	64,936	73,063
GNMA, 5.00%, 10/15/39	777,570	873,977
GNMA, 4.50%, 1/15/40	701,443	764,240
GNMA, 4.00%, 11/20/40	2,147,247	2,288,910
GNMA, 4.00%, 12/15/40	679,287	725,290
GNMA, 4.50%, 6/15/41	590,485	646,870
GNMA, 4.50%, 7/20/41	884,365	967,102
GNMA, 3.50%, 4/20/42	4,598,954	4,886,250
GNMA, 3.50%, 6/20/42	9,952,111	10,573,844
GNMA, 3.50%, 7/20/42	1,833,088	1,947,606
GNMA, 3.50%, 4/20/43	2,781,299	2,955,076
GNMA, 3.50%, 4/20/46	9,510,852	9,952,152
GNMA, 2.50%, 7/20/46	9,841,685	9,939,399
GNMA, 2.50%, 2/20/47	4,699,718	4,746,298
		536,481,292
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $587,469,787)		594,477,336
ASSET-BACKED SECURITIES — 5.5%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.84%, (1-month LIBOR plus 0.83%), 5/25/34	4,745,756	4,774,257
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	2,536,730	2,560,723
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	5,856,953	6,187,574
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	1,060,216	1,056,186
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	2,152,911	2,159,535
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.875%, (1-month LIBOR plus 0.85%), 12/17/36(3)	11,310,471	11,331,834
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.72%, (1-month LIBOR plus 0.70%), 3/17/37(3)	16,424,778	16,245,776
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.11%, (1-month LIBOR plus 1.08%), 6/17/37(3)	10,525,000	10,474,455
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.02%, (1-month LIBOR plus 1.00%), 7/17/37(3)	15,814,583	15,814,556
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(3)	3,443,821	3,463,181
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	1,081,481	1,079,954
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	1,047,467	1,047,220
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	1,944,486	1,933,331

17

	Principal Amount	Value
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	$4,817,474	$4,827,808
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	7,499,716	7,736,644
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	7,815,489	7,864,649
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	6,995,602	7,185,989
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	1,218,952	1,231,478
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	649,323	649,122
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(3)	1,562,239	1,572,367
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	4,028,565	4,116,252
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	6,566,528	6,602,987
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(3)	1,789,210	1,815,023
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(3)	3,409,494	3,439,612
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	6,636,741	6,704,110
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	2,132,712	2,195,304
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	3,381,963	3,377,149
TOTAL ASSET-BACKED SECURITIES (Cost $136,423,155)		137,447,076
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	4,000,000	4,206,974
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	5,000,000	5,270,394
BENCHMARK Mortgage Trust, Series 2018-B1, Class AM, VRN, 3.88%, 1/15/51	5,789,000	6,320,811
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	5,000,000	5,427,615
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	5,500,000	5,937,122
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	7,625,000	8,156,636
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	9,000,000	9,511,767
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	3,000,000	3,318,596
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 7/10/48	5,000,000	5,399,966
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	5,000,000	5,215,733
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	4,000,000	4,100,890
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	4,907,126	5,296,789
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.73%, (1-month LIBOR plus 0.70%), 6/15/34(3)	5,000,000	4,993,455
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	7,500,000	7,959,717

18

	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	$6,250,000	$6,626,242
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	5,000,000	5,344,710
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	5,300,000	5,480,681
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	6,511,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	5,000,000	5,321,315
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	5,000,000	5,266,090
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $111,153,151)		115,666,833
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.9%
Private Sponsor Collateralized Mortgage Obligations — 3.1%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.46%, 3/25/35	1,356,734	1,409,746
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(3)	1,595,347	1,607,639
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(3)	2,501,702	2,533,196
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	3,606,484	3,664,577
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.79%, 6/25/34	1,188,901	1,203,076
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.28%, 2/25/35	237,646	242,939
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	788,503	786,251
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	127,124	137,073
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.36%, 8/25/34	493,462	480,609
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.30%, 8/25/34	2,022,354	2,052,229
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	138,269	142,915
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	1,243,922	1,279,849
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	92,596	95,044
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	6,857	6,782
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 4.30%, 10/25/34	112,237	113,133
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	2,547,913	2,601,005
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.24%, 10/25/34	1,135,222	1,143,251
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.99%, 8/25/35	326,387	341,850
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.06%, 6/25/34	327,859	327,856
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.60%, 5/25/34	973,123	1,004,485

19

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.91%, 1/25/35	$847,285	$847,815
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.48%, 9/25/35	1,017,333	1,049,569
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 4.52%, 9/25/35	1,476,329	1,509,932
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.55%, 9/25/35	1,047,431	1,076,800
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.42%, 7/25/35	95,443	96,869
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.26%, 8/25/35	202,495	200,157
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.65%, 4/25/35	241,265	248,017
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	556,442	557,137
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(3)	3,879,757	3,928,638
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.73%, 11/21/34	887,441	915,418
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.37%, 11/25/35	1,777,747	1,803,981
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.45%, 2/25/35	844,637	859,158
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	1,453,331	1,518,218
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	3,249,870	3,405,591
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.52%, (1-month LIBOR plus 1.50%), 6/25/57(3)	4,161,872	4,235,683
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	3,602,365	3,674,592
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	3,702,155	3,811,144
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	3,879,225	3,930,122
Sequoia Mortgage Trust, Series 2018-7, Class A4 SEQ, VRN, 4.00%, 9/25/48(3)	3,204,328	3,243,244
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	3,001,306	3,039,652
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	2,524,534	2,519,406
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.38%, 7/25/34	482,630	491,557
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.76%, (1-month LIBOR plus 0.74%), 9/25/44	2,262,312	2,275,867
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	55,548	57,139
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	2,105,759	2,099,615
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.00%, 2/25/34	58,639	61,355
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.99%, 6/25/34	268,854	278,408
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.92%, 9/25/34	799,082	832,904

20

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	$686,773	$708,288
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	155,231	155,345
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	400,953	412,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,028,614	1,062,020
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.96%, 6/25/35	579,873	588,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 5.00%, 6/25/35	682,957	712,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.32%, (1-month LIBOR plus 0.30%), 5/25/35	890,399	860,984
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.97%, 3/25/35	769,006	794,948
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.09%, 5/25/35	566,425	590,232
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	318,234	320,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	12,062	12,075
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	135,670	136,100
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	93,235	95,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	105,221	105,580
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.89%, 1/25/38	148,484	144,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	455,808	485,735
		76,926,375
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2016-DNA3, Class M2, VRN, 4.02%, (1-month LIBOR plus 2.00%), 12/25/28	1,468,628	1,472,747
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.32%, (1-month LIBOR plus 1.30%), 3/25/29	2,002,415	2,008,214
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.37%, (1-month LIBOR plus 1.35%), 3/25/29	2,718,028	2,730,793
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.22%, (1-month LIBOR plus 1.20%), 10/25/29	3,195,730	3,207,344
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.82%, (1-month LIBOR plus 0.80%), 12/25/29	166,325	166,402
FHLMC, Series 3397, Class GF, VRN, 2.53%, (1-month LIBOR plus 0.50%), 12/15/37	1,403,643	1,408,549
FHLMC, Series KF29, Class A, VRN, 2.45%, (1-month LIBOR plus 0.36%), 2/25/24	1,111,049	1,108,023
FNMA, Series 2014-C02, Class 1M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	2,822,322	2,944,921
FNMA, Series 2014-C02, Class 2M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	2,533,511	2,627,772
FNMA, Series 2016-C04, Class 1M1, VRN, 3.47%, (1-month LIBOR plus 1.45%), 1/25/29	618,367	619,424
FNMA, Series 2017-C01, Class 1M1, VRN, 3.32%, (1-month LIBOR plus 1.30%), 7/25/29	1,408,254	1,411,383

21

	Principal Amount	Value
FNMA, Series 2017-C03, Class 1M1, VRN, 2.97%, (1-month LIBOR plus 0.95%), 10/25/29	$594,106	$595,236
FNMA, Series 2018-C02, Class 2M1, VRN, 2.67%, (1-month LIBOR plus 0.65%), 8/25/30	1,432,567	1,432,688
		21,733,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $97,650,519)		98,659,871
COLLATERALIZED LOAN OBLIGATIONS — 2.4%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.30%, (3-month LIBOR plus 1.02%), 4/20/31(3)	6,275,000	6,214,425
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class A1RR, VRN, 3.44%, (3-month LIBOR plus 1.14%), 7/15/31(3)	2,550,000	2,545,606
CBAM Ltd., Series 2019-9A, Class A, VRN, 4.01%, (3-month LIBOR plus 1.28%), 2/12/30(3)	5,150,000	5,157,925
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.26%, (3-month LIBOR plus 0.98%), 4/24/31(3)	3,200,000	3,161,841
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.39%, (3-month LIBOR plus 1.11%), 1/22/31(3)	2,225,000	2,216,257
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.27%, (3-month LIBOR plus 0.97%), 4/15/31(3)	2,300,000	2,281,242
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.27%, (3-month LIBOR plus 0.97%), 4/18/31(3)	2,550,000	2,522,393
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.40%, (3-month LIBOR plus 1.12%), 7/20/31(3)	4,000,000	3,995,060
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.43%, (3-month LIBOR plus 1.15%), 7/20/31(3)	4,500,000	4,479,953
LCM XIV LP, Series 2014A, Class AR, VRN, 3.32%, (3-month LIBOR plus 1.04%), 7/20/31(3)	2,275,000	2,255,469
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.25%, (3-month LIBOR plus 0.95%), 4/19/30(3)	3,000,000	2,997,120
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(3)	5,875,000	5,853,877
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.45%, (3-month LIBOR plus 1.15%), 4/18/31(3)	5,750,000	5,715,031
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.35%, (3-month LIBOR plus 1.07%), 10/20/28(3)	6,000,000	6,010,971
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.25%, (3-month LIBOR plus 0.97%), 4/25/31(3)	3,000,000	2,970,387
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 3.45%, (3-month LIBOR plus 1.15%), 10/18/31(3)	2,575,000	2,566,997
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $61,216,527)		60,944,554
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	980,000	1,485,063
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,000,000	1,468,530
Houston GO, 3.96%, 3/1/47	820,000	953,627
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	2,228,575
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,458,796
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,165,000	1,677,577
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	680,626
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,572,919
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	480,000	753,816
New York City GO, 6.27%, 12/1/37	335,000	480,504
New York City Water & Sewer System Rev., 5.95%, 6/15/42	925,000	1,360,814

22

	Principal Amount	Value
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	$420,000	$592,108
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	541,744
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	500,000	637,025
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	675,000	922,448
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	375,000	523,005
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	280,000	397,762
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	849,570
San Diego County Water Authority Rev., 6.14%, 5/1/49	460,000	678,753
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,501,005
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	765,000	1,249,046
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,085,000	1,142,830
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	920,000	1,154,931
State of California GO, 4.60%, 4/1/38	1,380,000	1,538,741
State of California GO, 7.55%, 4/1/39	450,000	745,425
State of California GO, 7.30%, 10/1/39	1,210,000	1,896,009
State of Illinois GO, 5.10%, 6/1/33	1,618,000	1,753,912
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,127,039
University of California Rev., 4.60%, 5/15/31	1,975,000	2,323,410
TOTAL MUNICIPAL SECURITIES (Cost $27,698,675)		33,695,610
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	920,000	941,859
Chile Government International Bond, 3.625%, 10/30/42	500,000	553,130
		1,494,989
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	2,770,000	2,871,825
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	19,098
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,755,320
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,240,000	1,819,712
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	1,590,000	1,627,146
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,600,261
Philippine Government International Bond, 6.375%, 10/23/34	730,000	1,056,883
		6,284,290
Poland — 0.1%
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,086,470
Republic of Poland Government International Bond, 5.125%, 4/21/21	450,000	472,645
		1,559,115
Uruguay — 0.1%
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	902,521

23

	Principal Amount	Value
Uruguay Government International Bond, 4.125%, 11/20/45	$340,000	$364,653
		1,267,174
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $15,896,198)		17,071,523
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $5,562,963)	4,500,000	6,597,442
BANK LOAN OBLIGATIONS(5) — 0.2%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.29%, (1-month LIBOR plus 2.25%), 1/19/24	2,900,000	2,909,976
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.05%, (1-month LIBOR plus 2.00%), 4/30/25	2,474,811	2,492,605
TOTAL BANK LOAN OBLIGATIONS (Cost $5,397,747)		5,402,581
TEMPORARY CASH INVESTMENTS — 3.4%
Credit Agricole Corporate and Investment Bank, 1.89%, 10/1/19(1)(3)	50,411,000	50,408,053
Crown Point Capital Co. LLC, 1.99%, 10/1/19(1)(3)	33,647,000	33,645,170
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $693,701), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $679,905)		679,871
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $118,821), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $112,003)		112,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $84,849,871)		84,845,094
TOTAL INVESTMENT SECURITIES — 105.1% (Cost $2,537,941,234)		2,635,804,125
OTHER ASSETS AND LIABILITIES(6) — (5.1)%		(128,595,815)
TOTAL NET ASSETS — 100.0%		$2,507,208,310

24

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,633,227	HUF	491,960,627	UBS AG	12/18/19	$24,332
USD	2,246,483	MXN	44,635,816	Morgan Stanley	12/18/19	12,170
						$36,502

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	480	December 2019	$48,000,000	$62,550,000	$(497,486)
U.S. Treasury 10-Year Ultra Notes	143	December 2019	$14,300,000	20,364,094	223,390
U.S. Treasury 2-Year Notes	754	December 2019	$150,800,000	162,487,000	(415,844)
U.S. Treasury 5-Year Notes	251	December 2019	$25,100,000	29,906,258	(146,643)
				$275,307,352	$(836,583)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Buy	(1.00)%	6/20/24	$52,000,000	$(795,358)	$(316,181)	$(1,111,539)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.77%	8/5/24	$25,500,000	$(684)	$(239,334)	$(240,018)

25

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†    Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,095,709.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $399,551,274, which represented 15.9% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,537,941,234)	$2,635,804,125
Cash	25,881
Receivable for investments sold	4,049,938
Unrealized appreciation on forward foreign currency exchange contracts	36,502
Interest receivable	13,833,528
2,653,749,974

Liabilities
Payable for investments purchased	122,196,366
Payable for capital shares redeemed	24,178,387
Payable for variation margin on futures contracts	77,297
Payable for variation margin on swap agreements	89,614
146,541,664

Net Assets	$2,507,208,310

G Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	227,099,464

Net Asset Value Per Share	$11.04

Net Assets Consist of:
Capital paid in	$2,452,254,503
Distributable earnings	54,953,807
$2,507,208,310

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$39,124,377

Expenses:
Management fees	4,394,150
Trustees' fees and expenses	94,850
Other expenses	7,586
4,496,586
Fees waived	(4,394,150)
102,436

Net investment income (loss)	39,021,941

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	18,762,563
Forward foreign currency exchange contract transactions	76,626
Futures contract transactions	10,660,911
Swap agreement transactions	(127,501)
29,372,599

Change in net unrealized appreciation (depreciation) on:
Investments	75,171,858
Forward foreign currency exchange contracts	19,092
Futures contracts	(3,207,176)
Swap agreements	(555,515)
71,428,259

Net realized and unrealized gain (loss)	100,800,858

Net Increase (Decrease) in Net Assets Resulting from Operations	$139,822,799

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$39,021,941	$93,337,360
Net realized gain (loss)	29,372,599	(51,474,576)
Change in net unrealized appreciation (depreciation)	71,428,259	53,326,972
Net increase (decrease) in net assets resulting from operations	139,822,799	95,189,756

Distributions to Shareholders
From earnings	(40,544,131)	(82,373,652)

Capital Share Transactions
Proceeds from shares sold	142,543,345	297,773,497
Proceeds from reinvestment of distributions	40,544,131	82,083,103
Payments for shares redeemed	(346,312,805)	(856,037,370)
Net increase (decrease) in net assets from capital share transactions	(163,225,329)	(476,180,770)

Net increase (decrease) in net assets	(63,946,661)	(463,364,666)

Net Assets
Beginning of period	2,571,154,971	3,034,519,637
End of period	$2,507,208,310	$2,571,154,971

Transactions in Shares of the Fund
Sold	13,190,809	28,688,091
Issued in reinvestment of distributions	3,729,554	7,927,067
Redeemed	(31,860,303)	(83,031,742)
Net increase (decrease) in shares of the fund	(14,939,940)	(46,416,584)

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

30

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.0000% to 0.0600%. The investment advisor agreed to waive the fund’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees. The effective annual management fee for the period ended September 30, 2019 was 0.34% before waiver and 0.00% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $1,333,776,011, of which $1,250,222,635 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $1,495,463,312, of which $1,229,175,084 represented U.S. Treasury and Government Agency obligations.

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5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$764,047,721	—
Corporate Bonds	—	716,948,484	—
U.S. Government Agency Mortgage-Backed Securities	—	594,477,336	—
Asset-Backed Securities	—	137,447,076	—
Commercial Mortgage-Backed Securities	—	115,666,833	—
Collateralized Mortgage Obligations	—	98,659,871	—
Collateralized Loan Obligations	—	60,944,554	—
Municipal Securities	—	33,695,610	—
Sovereign Governments and Agencies	—	17,071,523	—
U.S. Government Agency Securities	—	6,597,442	—
Bank Loan Obligations	—	5,402,581	—
Temporary Cash Investments	—	84,845,094	—
	—	$2,635,804,125	—
Other Financial Instruments
Futures Contracts	$223,390	—	—
Forward Foreign Currency Exchange Contracts	—	$36,502	—
	$223,390	$36,502	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,059,973	—	—
Swap Agreements	—	$1,351,557	—
	$1,059,973	$1,351,557	—

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6. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $52,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $5,461,592.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $290,250,000 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or

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loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $25,500,000.

Value of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$47,335
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$36,502	Unrealized depreciation on forward foreign currency exchange contracts	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	77,297
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	42,279
		$36,502		$166,911

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(127,501)	Change in net unrealized appreciation (depreciation) on swap agreements	$(316,181)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	76,626	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	19,092
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	10,660,911	Change in net unrealized appreciation (depreciation) on futures contracts	(3,207,176)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(239,334)
		$10,610,036		$(3,743,599)

7. Risk Factors

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,538,027,095
Gross tax appreciation of investments	$101,617,550
Gross tax depreciation of investments	(3,840,520)
Net tax appreciation (depreciation) of investments	$97,777,030

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(32,799,028) and accumulated long-term capital losses of $(33,630,736), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2019, the fund had late-year ordinary loss deferrals of $(243,882), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2019(3)	$10.62	0.17	0.42	0.59	(0.17)	—	(0.17)	$11.04	5.61%	0.01%(4)	0.35%(4)	3.06%(4)	2.72%(4)	52%	$2,507,208
2019	$10.52	0.35	0.05	0.40	(0.30)	—	(0.30)	$10.62	3.93%	0.01%	0.35%	3.35%	3.01%	185%	$2,571,155
2018	$10.66	0.29	(0.14)	0.15	(0.29)	—	(0.29)	$10.52	1.36%	0.12%	0.36%	2.66%	2.42%	186%	$3,034,520
2017	$10.85	0.22	(0.16)	0.06	(0.24)	(0.01)	(0.25)	$10.66	0.59%	0.40%	0.40%	2.07%	2.07%	139%	$2,731,236
2016	$11.03	0.21	(0.04)	0.17	(0.23)	(0.12)	(0.35)	$10.85	1.57%	0.40%	0.40%	1.96%	1.96%	207%	$2,406,977
2015	$10.70	0.20	0.42	0.62	(0.29)	—	(0.29)	$11.03	5.90%	0.40%	0.40%	1.85%	1.85%	248%	$2,198,329

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the five-, and ten-year periods, at its benchmark for the three-year period, and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was slightly above the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

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Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

41

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

42

Notes

43

Notes

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90826 1911

Semiannual Report

September 30, 2019

NT High Income Fund
Investor Class (AHGVX)
G Class (AHGNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2019
Types of Investments in Portfolio	% of net assets
Corporate Bonds	90.4%
Bank Loan Obligations	4.8%
Preferred Stocks	1.6%
Convertible Bonds	0.4%
Common Stocks	0.2%
Warrants	—*
Escrow Interests	—*
Temporary Cash Investments	1.7%
Other Assets and Liabilities	0.9%
* Category is less than 0.05% of total net assets.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,030.30	$4.01	0.79%
G Class	$1,000	$1,034.30	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,021.05	$3.99	0.79%
G Class	$1,000	$1,024.95	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 90.4%
Aerospace and Defense — 2.6%
Arconic, Inc., 5.125%, 10/1/24	$1,500,000	$1,598,572
Arconic, Inc., 5.90%, 2/1/27	250,000	280,300
Arconic, Inc., 5.95%, 2/1/37	1,225,000	1,323,637
Bombardier, Inc., 5.75%, 3/15/22(1)	1,085,000	1,109,412
Bombardier, Inc., 6.00%, 10/15/22(1)	1,005,000	1,008,769
Bombardier, Inc., 6.125%, 1/15/23(1)	475,000	484,975
Bombardier, Inc., 7.50%, 12/1/24(1)	775,000	779,650
Bombardier, Inc., 7.50%, 3/15/25(1)	495,000	496,238
Bombardier, Inc., 7.875%, 4/15/27(1)	1,775,000	1,772,071
BWX Technologies, Inc., 5.375%, 7/15/26(1)	375,000	396,094
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	1,000,000	1,045,000
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	575,000	605,188
TransDigm UK Holdings plc, 6.875%, 5/15/26	200,000	215,500
TransDigm, Inc., 6.00%, 7/15/22	2,240,000	2,279,200
TransDigm, Inc., 6.50%, 5/15/25	100,000	104,125
TransDigm, Inc., 6.25%, 3/15/26(1)	1,550,000	1,668,187
TransDigm, Inc., 6.375%, 6/15/26	850,000	896,750
TransDigm, Inc., 7.50%, 3/15/27	675,000	735,750
Triumph Group, Inc., 4.875%, 4/1/21	375,000	375,769
Triumph Group, Inc., 6.25%, 9/15/24(1)	200,000	208,540
Triumph Group, Inc., 7.75%, 8/15/25	225,000	227,813
		17,611,540
Air Freight and Logistics — 0.3%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,421,000	1,449,420
XPO Logistics, Inc., 6.125%, 9/1/23(1)	600,000	621,000
		2,070,420
Airlines — 0.6%
Air Canada, 7.75%, 4/15/21(1)	975,000	1,049,344
American Airlines Group, Inc., 4.625%, 3/1/20(1)	975,000	984,750
American Airlines Group, Inc., 5.00%, 6/1/22(1)	550,000	571,780
United Airlines Holdings, Inc., 4.25%, 10/1/22	225,000	232,999
United Airlines Holdings, Inc., 5.00%, 2/1/24	1,445,000	1,528,087
		4,366,960
Auto Components — 0.5%
Dana, Inc., 6.00%, 9/15/23	1,484,000	1,526,665
Delphi Technologies plc, 5.00%, 10/1/25(1)	650,000	578,500
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 5/15/27(1)	625,000	634,375
Tenneco, Inc., 5.00%, 7/15/26	975,000	804,375
		3,543,915

4

	Principal Amount/Shares	Value
Automobiles — 0.4%
Mclaren Finance plc, 5.75%, 8/1/22(1)	$400,000	$383,744
Tesla, Inc., 5.30%, 8/15/25(1)	2,800,000	2,523,500
		2,907,244
Banks — 0.2%
CIT Group, Inc., 4.125%, 3/9/21	275,000	280,500
CIT Group, Inc., 5.00%, 8/1/23	900,000	961,875
		1,242,375
Building Products — 1.3%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	275,000	279,466
BMC East LLC, 5.50%, 10/1/24(1)	840,000	875,984
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	710,000	741,063
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	875,000	947,187
Griffon Corp., 5.25%, 3/1/22	1,525,000	1,544,062
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	400,000	414,000
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	400,000	417,000
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	375,000	377,355
Masonite International Corp., 5.75%, 9/15/26(1)	275,000	291,156
Masonite International Corp., 5.375%, 2/1/28(1)	225,000	235,406
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	275,000	162,250
Patrick Industries, Inc., 7.50%, 10/15/27(1)	800,000	826,080
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	525,000	568,313
USG Corp., 5.50%, 3/1/25(1)	735,000	746,944
		8,426,266
Capital Markets — 1.2%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	375,000	390,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,355,000	1,372,784
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	655,000	673,668
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24(1)	1,275,000	1,275,319
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,225,000	1,291,165
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26(1)	1,550,000	1,627,500
MSCI, Inc., 5.25%, 11/15/24(1)	175,000	181,563
MSCI, Inc., 4.75%, 8/1/26(1)	150,000	157,500
NFP Corp., 6.875%, 7/15/25(1)	925,000	921,531
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22(1)	425,000	439,843
		8,330,873
Chemicals — 2.0%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(2)	400,000	400,000
CF Industries, Inc., 7.125%, 5/1/20	175,000	180,250
CF Industries, Inc., 5.375%, 3/15/44	1,875,000	1,897,552
Chemours Co. (The), 6.625%, 5/15/23	466,000	461,922
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	731,250
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	550,000	510,653

5

	Principal Amount/Shares	Value
Element Solutions, Inc., 5.875%, 12/1/25(1)	$525,000	$552,090
Hexion, Inc., 7.875%, 7/15/27(1)	100,000	99,250
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	1,425,000	1,474,704
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	275,000	287,375
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 4/15/25(1)	275,000	288,063
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	900,000	940,140
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	375,000	372,188
OCI NV, 6.625%, 4/15/23(1)	800,000	839,760
Olin Corp., 5.625%, 8/1/29	400,000	417,120
Olin Corp., 5.00%, 2/1/30	100,000	100,535
PQ Corp., 5.75%, 12/15/25(1)	250,000	258,750
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	325,000	342,469
SPCM SA, 4.875%, 9/15/25(1)	300,000	306,750
TPC Group, Inc., 10.50%, 8/1/24(1)	725,000	759,437
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	900,000	876,375
Tronox Finance plc, 5.75%, 10/1/25(1)	750,000	713,062
Tronox, Inc., 6.50%, 4/15/26(1)	425,000	406,937
		13,216,632
Commercial Services and Supplies — 1.4%
ADT Security Corp. (The), 6.25%, 10/15/21	325,000	347,750
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	800,000
Aptim Corp., 7.75%, 6/15/25(1)	1,325,000	947,375
Clean Harbors, Inc., 4.875%, 7/15/27(1)	275,000	287,719
Clean Harbors, Inc., 5.125%, 7/15/29(1)	150,000	159,375
Covanta Holding Corp., 5.875%, 3/1/24	440,000	454,300
Garda World Security Corp., 8.75%, 5/15/25(1)	725,000	748,272
IAA, Inc., 5.50%, 6/15/27(1)	400,000	423,000
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	300,000	312,000
Matthews International Corp., 5.25%, 12/1/25(1)	400,000	380,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	775,000	722,687
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	550,000	553,438
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	740,000	742,842
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	570,000	574,446
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	425,000	447,599
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	425,000	437,346
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	450,000	471,938
Sotheby's, 7.375%, 10/15/27(1)(3)	400,000	408,500
TMS International Holding Corp., 7.25%, 8/15/25(1)	375,000	322,500
		9,541,087
Communications Equipment — 0.8%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	2,150,000	1,951,125
CommScope Technologies LLC, 5.00%, 3/15/27(1)	470,000	390,100
CommScope, Inc., 5.00%, 6/15/21(1)	329,000	330,332

6

	Principal Amount/Shares	Value
CommScope, Inc., 5.50%, 3/1/24(1)	$600,000	$620,250
CommScope, Inc., 6.00%, 3/1/26(1)	300,000	311,940
CommScope, Inc., 8.25%, 3/1/27(1)	800,000	781,750
Nokia of America Corp., 6.45%, 3/15/29	425,000	440,088
Nokia Oyj, 3.375%, 6/12/22	225,000	228,938
ViaSat, Inc., 5.625%, 4/15/27(1)	425,000	447,312
		5,501,835
Construction and Engineering — 0.8%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	1,050,000	973,875
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	1,025,000	978,875
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	375,000	400,613
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	475,000	490,437
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	750,000	768,750
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	901,890
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	750,000	755,625
		5,270,065
Construction Materials — 0.4%
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	325,000	332,312
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	400,000	411,000
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	275,000	294,250
US Concrete, Inc., 6.375%, 6/1/24	1,625,000	1,698,125
		2,735,687
Consumer Finance — 3.1%
Ally Financial, Inc., 8.00%, 3/15/20	400,000	409,476
Ally Financial, Inc., 4.125%, 3/30/20	1,125,000	1,134,844
Ally Financial, Inc., 3.875%, 5/21/24	425,000	440,853
Ally Financial, Inc., 8.00%, 11/1/31	1,325,000	1,838,437
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	200,000	202,930
Avolon Holdings Funding Ltd., 5.25%, 5/15/24(1)	275,000	295,130
Credit Acceptance Corp., 6.625%, 3/15/26(1)	425,000	455,813
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(2)	1,000,000	1,015,000
goeasy Ltd., 7.875%, 11/1/22(1)	525,000	547,313
Navient Corp., 5.00%, 10/26/20	990,000	1,004,850
Navient Corp., 5.875%, 3/25/21	50,000	52,125
Navient Corp., 7.25%, 9/25/23	950,000	1,036,212
Navient Corp., 5.875%, 10/25/24	375,000	379,688
Navient Corp., 6.75%, 6/25/25	3,625,000	3,747,344
Navient Corp., 6.75%, 6/15/26	675,000	692,077
Navient Corp., MTN, 6.125%, 3/25/24	360,000	375,188
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	550,000	555,390
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,515,000	1,600,446
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	525,000	567,866
Springleaf Finance Corp., 8.25%, 12/15/20	125,000	133,125
Springleaf Finance Corp., 6.875%, 3/15/25	1,125,000	1,242,422

7

	Principal Amount/Shares	Value
Springleaf Finance Corp., 7.125%, 3/15/26	$2,200,000	$2,444,640
Springleaf Finance Corp., 6.625%, 1/15/28	575,000	619,735
		20,790,904
Containers and Packaging — 2.5%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(2)	720,000	745,200
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	400,000	410,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	285,000	298,708
Berry Global, Inc., 6.00%, 10/15/22	850,000	863,812
Berry Global, Inc., 4.875%, 7/15/26(1)	625,000	647,594
Berry Global, Inc., 5.625%, 7/15/27(1)	300,000	311,250
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	206,348
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	600,000	552,000
Graphic Packaging International LLC, 4.75%, 7/15/27(1)	275,000	289,437
Greif, Inc., 6.50%, 3/1/27(1)	575,000	611,225
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	250,000	258,700
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	3,300,000	3,131,865
OI European Group BV, 4.00%, 3/15/23(1)	725,000	731,344
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	375,000	388,200
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	665,625
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	150,000	159,750
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	275,000	230,313
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	280,695	281,748
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,010,000	1,036,512
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	1,590,000	1,650,619
Sealed Air Corp., 5.125%, 12/1/24(1)	1,410,000	1,515,750
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	500,000	491,250
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	275,000	242,000
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	600,000	632,220
Trivium Packaging Finance BV, 8.50%, 8/15/27(1)	200,000	216,750
		16,568,720
Distributors — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(1)	375,000	387,187
Anixter, Inc., 6.00%, 12/1/25	350,000	387,625
Performance Food Group, Inc., 5.50%, 6/1/24(1)	975,000	999,375
Performance Food Group, Inc., 5.50%, 10/15/27(1)	350,000	369,250
		2,143,437
Diversified Consumer Services — 0.5%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	600,000	621,000
Graham Holdings Co., 5.75%, 6/1/26(1)	650,000	700,375
Service Corp. International/US, 5.125%, 6/1/29	275,000	295,281
Sotheby's, 4.875%, 12/15/25(1)	800,000	812,080
8

	Principal Amount/Shares	Value
WW International, Inc., 8.625%, 12/1/25(1)	$875,000	$912,188
		3,340,924
Diversified Financial Services — 1.1%
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	975,000	1,032,281
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,725,000	1,801,970
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	750,000	785,625
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	600,000	621,000
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	650,000	677,625
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	325,000	349,372
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	525,000	580,781
Verscend Escrow Corp., 9.75%, 8/15/26(1)	800,000	854,896
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	650,000	632,125
		7,335,675
Diversified Telecommunication Services — 5.7%
Altice France SA, 6.25%, 5/15/24(1)	633,000	655,630
Altice France SA, 7.375%, 5/1/26(1)	2,560,000	2,754,458
Altice France SA, 8.125%, 2/1/27(1)	400,000	442,500
Altice France SA, 5.50%, 1/15/28(1)	1,400,000	1,419,250
CenturyLink, Inc., 5.625%, 4/1/20	1,470,000	1,495,872
CenturyLink, Inc., 6.45%, 6/15/21	200,000	210,500
CenturyLink, Inc., 5.80%, 3/15/22	550,000	582,313
CenturyLink, Inc., 6.75%, 12/1/23	350,000	384,125
CenturyLink, Inc., 7.50%, 4/1/24	550,000	616,467
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	50,000	52,250
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)(3)	400,000	408,000
Embarq Corp., 8.00%, 6/1/36	1,675,000	1,664,012
Frontier Communications Corp., 10.50%, 9/15/22	5,250,000	2,431,406
Frontier Communications Corp., 11.00%, 9/15/25	125,000	57,109
Frontier Communications Corp., 8.50%, 4/1/26(1)	375,000	375,900
Frontier Communications Corp., 8.00%, 4/1/27(1)	550,000	581,455
Hughes Satellite Systems Corp., 5.25%, 8/1/26	795,000	853,631
Inmarsat Finance plc, 4.875%, 5/15/22(1)	455,000	462,821
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	2,650,000	2,463,678
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	78,094
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	1,500,000	1,514,535
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	2,300,000	2,413,850
Intelsat Luxembourg SA, 8.125%, 6/1/23	900,000	753,471
Level 3 Financing, Inc., 5.375%, 8/15/22	1,177,000	1,184,356
Level 3 Financing, Inc., 5.625%, 2/1/23	425,000	431,375
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	493,406
Level 3 Parent LLC, 5.75%, 12/1/22	800,000	805,200
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	500,000	517,500
Qwest Corp., 6.75%, 12/1/21	450,000	486,520
Sprint Capital Corp., 6.875%, 11/15/28	350,000	382,445

9

	Principal Amount/Shares	Value
Sprint Capital Corp., 8.75%, 3/15/32	$3,545,000	$4,381,443
Telecom Italia Capital SA, 6.00%, 9/30/34	835,000	893,450
Telecom Italia Capital SA, 7.20%, 7/18/36	100,000	117,001
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)(3)	425,000	433,500
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20(4)(5)	890,000	186,900
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21(4)(5)	88,000	18,480
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(4)(5)	475,000	264,813
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)(5)	513,000	524,543
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	1,970,000	2,031,562
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,450,000	2,510,760
		38,334,581
Electric Utilities — 1.7%
Drax Finco plc, 6.625%, 11/1/25(1)	400,000	418,000
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	725,000	748,562
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	450,000	465,750
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,200,000	1,203,000
Pacific Gas & Electric Co., 3.25%, 6/15/23(4)(5)	200,000	199,500
Pacific Gas & Electric Co., 6.05%, 3/1/34(4)(5)	1,200,000	1,368,000
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)(5)	825,000	933,281
Pacific Gas & Electric Co., 5.40%, 1/15/40(4)(5)	600,000	672,000
Pacific Gas & Electric Co., 5.125%, 11/15/43(4)(5)	850,000	926,500
Pacific Gas & Electric Co., 4.00%, 12/1/46(4)(5)	150,000	146,531
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	550,000	475,750
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	175,000	178,728
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	350,000	345,625
Vistra Operations Co. LLC, 3.55%, 7/15/24(1)	775,000	781,066
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	225,000	235,958
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	225,000	237,584
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,375,000	1,419,247
Vistra Operations Co. LLC, 4.30%, 7/15/29(1)	450,000	462,353
		11,217,435
Electronic Equipment, Instruments and Components — 0.1%
MTS Systems Corp., 5.75%, 8/15/27(1)	275,000	286,688
TTM Technologies, Inc., 5.625%, 10/1/25(1)	475,000	476,187
		762,875
Energy Equipment and Services — 2.3%
Apergy Corp., 6.375%, 5/1/26	275,000	274,313
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	550,000	586,415
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	175,000	128,625
Calfrac Holdings LP, 8.50%, 6/15/26(1)	275,000	123,750
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	225,000	177,750
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,050,000	984,375
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	425,000	425,531

10

	Principal Amount/Shares	Value
FTS International, Inc., 6.25%, 5/1/22	$1,360,000	$1,122,000
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	600,000	379,500
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)	1,150,000	278,875
Nabors Industries, Inc., 4.625%, 9/15/21	100,000	95,000
Nabors Industries, Inc., 5.50%, 1/15/23	125,000	103,438
Nabors Industries, Inc., 5.75%, 2/1/25	1,200,000	894,000
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	300,000	244,500
Noble Holding International Ltd., 7.75%, 1/15/24	323,000	213,180
Noble Holding International Ltd., 7.875%, 2/1/26(1)	975,000	706,875
Noble Holding International Ltd., 6.20%, 8/1/40	175,000	77,438
Noble Holding International Ltd., 8.95%, 4/1/45	200,000	100,000
Precision Drilling Corp., 5.25%, 11/15/24	500,000	441,250
Precision Drilling Corp., 7.125%, 1/15/26(1)	550,000	511,500
SESI LLC, 7.125%, 12/15/21	875,000	600,469
SESI LLC, 7.75%, 9/15/24	425,000	248,625
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	950,000	812,250
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	734,250	741,592
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	422,750	431,205
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	150,000	155,250
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	375,000	375,938
Transocean, Inc., 9.00%, 7/15/23(1)	1,505,000	1,567,081
Transocean, Inc., 7.50%, 1/15/26(1)	25,000	22,313
Transocean, Inc., 7.50%, 4/15/31	250,000	177,500
Transocean, Inc., 6.80%, 3/15/38	75,000	46,500
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	875,000	912,187
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27(1)	675,000	700,312
Weatherford International Ltd., 5.125%, 9/15/20(4)(5)	125,000	43,750
Weatherford International Ltd., 8.25%, 6/15/23(4)(5)	225,000	81,000
Weatherford International Ltd., 9.875%, 2/15/24(4)(5)	1,200,000	435,000
Weatherford International Ltd., 7.00%, 3/15/38(4)(5)	175,000	62,125
		15,281,412
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	280,000	267,932
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,325,000	1,210,278
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	875,000	796,250
Cinemark USA, Inc., 5.125%, 12/15/22	785,000	797,756
Cinemark USA, Inc., 4.875%, 6/1/23	300,000	305,250
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	900,000	953,892
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	250,000	258,125
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	650,000	693,062
Netflix, Inc., 5.375%, 2/1/21	450,000	465,075
Netflix, Inc., 5.50%, 2/15/22	175,000	185,500
Netflix, Inc., 5.875%, 11/15/28	25,000	27,220
Netflix, Inc., 6.375%, 5/15/29(1)	1,950,000	2,154,750

11

	Principal Amount/Shares	Value
Netflix, Inc., 5.375%, 11/15/29(1)	$525,000	$547,313
		8,662,403
Equity Real Estate Investment Trusts (REITs) — 2.3%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/26(1)	482,000	505,497
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	175,000	181,563
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27	175,000	187,469
Equinix, Inc., 5.375%, 4/1/23	2,085,000	2,136,499
Equinix, Inc., 5.75%, 1/1/25	300,000	312,952
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	200,000	207,250
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	550,000	552,750
FelCor Lodging LP, 6.00%, 6/1/25	1,280,000	1,348,800
GEO Group, Inc. (The), 5.875%, 10/15/24	50,000	43,250
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	40,600
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	500,000	542,745
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	150,000	165,605
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	660,000	728,475
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	800,000	843,000
Iron Mountain, Inc., 5.75%, 8/15/24	1,780,000	1,802,250
Iron Mountain, Inc., 4.875%, 9/15/29(1)	825,000	839,685
iStar, Inc., 4.625%, 9/15/20	475,000	480,641
iStar, Inc., 5.25%, 9/15/22	125,000	127,969
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	200,000	224,810
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	400,000	411,000
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	625,000	644,922
SBA Communications Corp., 4.875%, 7/15/22	960,000	975,216
SBA Communications Corp., 4.00%, 10/1/22	400,000	410,000
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,615,000	1,409,087
		15,122,035
Food and Staples Retailing — 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	600,000	631,500
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	200,000	207,000
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	550,000	583,517
Ingles Markets, Inc., 5.75%, 6/15/23	200,000	204,750
Rite Aid Corp., 6.125%, 4/1/23(1)	200,000	159,420
Rite Aid Corp., 7.70%, 2/15/27	200,000	106,000
		1,892,187
Food Products — 2.1%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	550,000	529,375
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	950,000	928,625
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	300,000	316,125
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	100,000	101,125

12

	Principal Amount/Shares	Value
JBS Investments II GmbH, 7.00%, 1/15/26(1)	$400,000	$432,596
JBS Investments II GmbH, 5.75%, 1/15/28(1)	400,000	417,500
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	955,000	985,488
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,365,000	1,427,203
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	775,000	862,187
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	975,000	1,035,918
KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/26(1)	300,000	306,563
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	2,280,000	2,365,500
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	525,000	565,819
Post Holdings, Inc., 5.00%, 8/15/26(1)	300,000	312,255
Post Holdings, Inc., 5.75%, 3/1/27(1)	3,100,000	3,302,120
US Foods, Inc., 5.875%, 6/15/24(1)	350,000	361,813
		14,250,212
Gas Utilities — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	1,131,213
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	450,000	454,500
		1,585,713
Health Care Equipment and Supplies — 0.2%
Hill-Rom Holdings, Inc., 4.375%, 9/15/27(1)	250,000	256,213
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	800,000	785,360
		1,041,573
Health Care Providers and Services — 3.9%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	1,200,000	822,000
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	225,000	234,000
Centene Corp., 5.625%, 2/15/21	1,445,000	1,466,256
Centene Corp., 6.125%, 2/15/24	1,120,000	1,169,224
Centene Corp., 5.375%, 6/1/26(1)	25,000	26,250
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	890,000	679,737
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	50,000	51,750
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	422,000	337,600
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	850,000	850,000
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	1,110,000	949,050
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(2)	1,675,000	1,691,750
Eagle Holding Co. II LLC, 7.75% Cash or 8.50% PIK, 5/15/22(1)(2)	125,000	126,250
Encompass Health Corp., 5.75%, 11/1/24	315,000	319,473
Encompass Health Corp., 4.75%, 2/1/30	200,000	202,580
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,500,000	922,500
HCA Healthcare, Inc., 6.25%, 2/15/21	125,000	131,200
HCA, Inc., 7.50%, 2/15/22	925,000	1,027,490
HCA, Inc., 5.875%, 5/1/23	325,000	358,313
HCA, Inc., 7.69%, 6/15/25	1,730,000	2,084,650
HCA, Inc., 5.875%, 2/15/26	625,000	700,312
HCA, Inc., 5.375%, 9/1/26	1,750,000	1,927,100
HCA, Inc., 5.625%, 9/1/28	1,795,000	2,004,656
HCA, Inc., 4.125%, 6/15/29	150,000	157,367

13

	Principal Amount/Shares	Value
MEDNAX, Inc., 6.25%, 1/15/27(1)	$375,000	$373,099
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	1,525,000	1,412,531
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(2)	1,175,000	1,004,625
Select Medical Corp., 6.25%, 8/15/26(1)	375,000	392,813
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)	100,000	101,750
Tenet Healthcare Corp., 8.125%, 4/1/22	275,000	298,719
Tenet Healthcare Corp., 6.75%, 6/15/23	580,000	611,279
Tenet Healthcare Corp., 4.625%, 7/15/24	881,000	908,734
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	425,000	437,720
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	825,000	847,687
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	150,000	156,173
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	825,000	853,545
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	825,000	763,125
		26,401,308
Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 5/15/27(1)	425,000	446,250
Hotels, Restaurants and Leisure — 7.7%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	325,000	335,143
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	3,150,000	3,261,825
Aramark Services, Inc., 5.125%, 1/15/24	1,105,000	1,143,675
Aramark Services, Inc., 5.00%, 4/1/25(1)	250,000	258,750
Aramark Services, Inc., 5.00%, 2/1/28(1)	725,000	754,000
Arrow Bidco LLC, 9.50%, 3/15/24(1)	200,000	201,000
Boyd Gaming Corp., 6.875%, 5/15/23	110,000	114,538
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	372,313
Boyd Gaming Corp., 6.00%, 8/15/26	1,450,000	1,535,053
Boyne USA, Inc., 7.25%, 5/1/25(1)	346,000	378,732
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	475,000	486,828
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	810,000
Cedar Fair LP, 5.25%, 7/15/29(1)	50,000	53,688
Churchill Downs, Inc., 5.50%, 4/1/27(1)	475,000	503,500
Churchill Downs, Inc., 4.75%, 1/15/28(1)	750,000	772,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	575,000	615,250
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,315,000	2,424,962
Eldorado Resorts, Inc., 6.00%, 4/1/25	625,000	660,938
Eldorado Resorts, Inc., 6.00%, 9/15/26	125,000	137,500
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	675,000	742,500
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,150,000	1,198,875
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	850,000	890,375
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,450,000	2,517,375
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,500,000	1,567,500
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	1,425,000	1,499,812
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30(1)	325,000	343,964
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(2)	345,501	344,637
IRB Holding Corp., 6.75%, 2/15/26(1)	975,000	982,312

14

	Principal Amount/Shares	Value
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	$1,190,000	$1,218,262
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	550,000	588,500
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	250,000	260,000
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	850,000	887,187
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	2,775,000	2,851,312
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(1)(3)	275,000	278,438
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	100,000	108,250
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	800,000	816,031
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	400,000	416,140
Merlin Entertainments plc, 5.75%, 6/15/26(1)	1,000,000	1,038,125
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	400,000	416,000
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	400,000	420,000
MGM Resorts International, 5.25%, 3/31/20	1,340,000	1,358,425
MGM Resorts International, 6.75%, 10/1/20	250,000	260,000
MGM Resorts International, 6.625%, 12/15/21	800,000	869,600
MGM Resorts International, 7.75%, 3/15/22	980,000	1,098,835
MGM Resorts International, 6.00%, 3/15/23	1,975,000	2,180,795
MGM Resorts International, 5.75%, 6/15/25	100,000	110,625
MGM Resorts International, 5.50%, 4/15/27	175,000	192,211
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,475,000	1,419,687
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	825,000	825,000
NCL Corp. Ltd., 4.75%, 12/15/21(1)	442,000	451,264
Scientific Games International, Inc., 6.25%, 9/1/20	1,410,000	1,420,575
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	475,000	509,438
Station Casinos LLC, 5.00%, 10/1/25(1)	325,000	330,623
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	225,000	236,813
Viking Cruises Ltd., 6.25%, 5/15/25(1)	600,000	630,000
Viking Cruises Ltd., 5.875%, 9/15/27(1)	425,000	451,393
VOC Escrow Ltd., 5.00%, 2/15/28(1)	25,000	25,940
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	250,000	263,125
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	950,000	977,312
Wynn Macau Ltd., 4.875%, 10/1/24(1)	800,000	799,000
Wynn Macau Ltd., 5.50%, 10/1/27(1)	800,000	812,000
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	400,000	419,910
Yum! Brands, Inc., 3.875%, 11/1/23	1,625,000	1,689,025
Yum! Brands, Inc., 4.75%, 1/15/30(1)	400,000	413,500
		51,950,886
Household Durables — 3.3%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	475,000	476,188
Beazer Homes USA, Inc., 6.75%, 3/15/25	300,000	307,125
Beazer Homes USA, Inc., 7.25%, 10/15/29(1)	350,000	356,563
Brookfield Residential Properties, Inc., 6.375%, 5/15/25(1)	1,000,000	1,025,000

15

	Principal Amount/Shares	Value
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	$1,235,000	$1,257,358
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.25%, 9/15/27(1)	125,000	125,938
Century Communities, Inc., 6.75%, 6/1/27(1)	975,000	1,049,587
Installed Building Products, Inc., 5.75%, 2/1/28(1)	475,000	491,031
KB Home, 8.00%, 3/15/20	360,000	369,612
KB Home, 7.00%, 12/15/21	565,000	610,793
KB Home, 7.625%, 5/15/23	150,000	170,625
KB Home, 6.875%, 6/15/27	425,000	479,187
Lennar Corp., 4.50%, 4/30/24	1,805,000	1,906,080
Lennar Corp., 5.00%, 6/15/27	625,000	671,094
Mattamy Group Corp., 6.50%, 10/1/25(1)	300,000	316,500
Meritage Homes Corp., 7.00%, 4/1/22	540,000	591,975
Meritage Homes Corp., 6.00%, 6/1/25	750,000	832,500
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	920,000	945,300
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	50,000	51,500
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	450,000	489,375
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	1,137,000	1,222,275
Toll Brothers Finance Corp., 6.75%, 11/1/19	490,000	492,695
Toll Brothers Finance Corp., 5.875%, 2/15/22	225,000	240,188
TopBuild Corp., 5.625%, 5/1/26(1)	675,000	704,538
TRI Pointe Group, Inc., 5.25%, 6/1/27	625,000	629,687
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,015,000	2,151,012
William Lyon Homes, Inc., 6.00%, 9/1/23	525,000	548,625
William Lyon Homes, Inc., 5.875%, 1/31/25	1,480,000	1,502,200
William Lyon Homes, Inc., 6.625%, 7/15/27(1)	325,000	338,813
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	700,000	733,250
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	850,000	892,500
		21,979,114
Household Products — 0.4%
Central Garden & Pet Co., 5.125%, 2/1/28	200,000	205,000
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	350,000	363,241
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	475,000	509,979
Energizer Holdings, Inc., 7.75%, 1/15/27(1)	100,000	111,670
Prestige Brands, Inc., 6.375%, 3/1/24(1)	200,000	209,000
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	885,974
Spectrum Brands, Inc., 5.00%, 10/1/29(1)	100,000	102,000
		2,386,864
Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp., 6.00%, 1/15/22(1)	200,000	201,420
Calpine Corp., 5.375%, 1/15/23	3,315,000	3,364,725
Calpine Corp., 5.875%, 1/15/24(1)	450,000	461,250
Calpine Corp., 5.50%, 2/1/24	360,000	364,950
Calpine Corp., 5.25%, 6/1/26(1)	800,000	831,000
Clearway Energy Operating LLC, 5.375%, 8/15/24	550,000	565,812

16

	Principal Amount/Shares	Value
Clearway Energy Operating LLC, 5.75%, 10/15/25(1)	$650,000	$686,562
Clearway Energy Operating LLC, 5.00%, 9/15/26	175,000	179,813
NRG Energy, Inc., 7.25%, 5/15/26	320,000	351,680
NRG Energy, Inc., 5.25%, 6/15/29(1)	125,000	134,881
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	700,000	717,500
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	825,000	862,125
Vistra Energy Corp., 5.875%, 6/1/23	175,000	179,419
Vistra Energy Corp., 7.625%, 11/1/24	60,000	62,625
		8,963,762
Industrial Conglomerates†
Amsted Industries, Inc., 5.625%, 7/1/27(1)	250,000	264,375
Insurance — 1.2%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	425,000	458,734
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,600,000	1,499,680
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	325,000	340,438
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	1,600,000	1,552,000
AssuredPartners, Inc., 7.00%, 8/15/25(1)	700,000	703,500
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	925,000	996,688
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	853,136
Genworth Holdings, Inc., VRN, 4.16%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	279,000
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)	250,000	257,500
HUB International Ltd., 7.00%, 5/1/26(1)	925,000	953,906
		7,894,582
Interactive Media and Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24	700,000	738,500
Match Group, Inc., 5.00%, 12/15/27(1)	400,000	417,000
Match Group, Inc., 5.625%, 2/15/29(1)	425,000	457,406
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	685,000	633,557
		2,246,463
Internet and Direct Marketing Retail — 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	875,000	923,125
GrubHub Holdings, Inc., 5.50%, 7/1/27(1)	325,000	332,313
		1,255,438
IT Services — 0.8%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	500,000	479,750
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	615,000	630,928
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	230,000	254,380
CDW LLC / CDW Finance Corp., 4.25%, 4/1/28	300,000	306,780
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	650,000	365,625
Gartner, Inc., 5.125%, 4/1/25(1)	225,000	235,969
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	810,000	759,375
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,450,000	1,196,250
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	850,000	879,750
		5,108,807

17

	Principal Amount/Shares	Value
Leisure Products — 0.1%
Constellation Merger Sub, Inc., 8.50%, 9/15/25(1)	$300,000	$252,750
Mattel, Inc., 6.75%, 12/31/25(1)	325,000	339,931
Mattel, Inc., 5.45%, 11/1/41	75,000	58,875
		651,556
Life Sciences Tools and Services — 0.3%
Avantor, Inc., 6.00%, 10/1/24(1)	425,000	456,463
Avantor, Inc., 9.00%, 10/1/25(1)	750,000	844,687
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	525,000	559,771
		1,860,921
Machinery — 1.6%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	350,000	332,500
Cloud Crane LLC, 10.125%, 8/1/24(1)	575,000	616,687
Colfax Corp., 6.00%, 2/15/24(1)	325,000	345,183
Colfax Corp., 6.375%, 2/15/26(1)	200,000	215,438
EnPro Industries, Inc., 5.75%, 10/15/26	500,000	534,375
Granite Holdings US Acquisition Co., 11.00%, 10/1/27(1)	425,000	412,250
JB Poindexter & Co., Inc., 7.125%, 4/15/26(1)	675,000	702,000
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	400,000	380,000
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	275,000	270,188
Mueller Water Products, Inc., 5.50%, 6/15/26(1)	200,000	209,500
Navistar International Corp., 6.625%, 11/1/25(1)	75,000	76,500
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	725,000	748,490
SPX FLOW, Inc., 5.625%, 8/15/24(1)	150,000	155,625
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	300,000	320,625
Tennant Co., 5.625%, 5/1/25	300,000	313,500
Titan International, Inc., 6.50%, 11/30/23	950,000	760,000
Vertiv Group Corp., 9.25%, 10/15/24(1)	375,000	363,281
Vertiv Intermediate Holding Corp., 12.00% Cash or 13.00% PIK, 2/15/22(1)(2)	2,625,000	2,365,781
Wabash National Corp., 5.50%, 10/1/25(1)	575,000	567,812
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,050,000	903,000
		10,592,735
Media — 7.6%
Altice Financing SA, 6.625%, 2/15/23(1)	740,000	761,275
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,538,911
Altice Finco SA, 7.625%, 2/15/25(1)	940,000	978,775
Altice Luxembourg SA, 7.75%, 5/15/22(1)	862,000	882,473
Altice Luxembourg SA, 10.50%, 5/15/27(1)	1,200,000	1,355,400
AMC Networks, Inc., 5.00%, 4/1/24	125,000	129,063
Cablevision Systems Corp., 8.00%, 4/15/20	300,000	309,375
Cablevision Systems Corp., 5.875%, 9/15/22	300,000	324,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	700,000	709,345
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	725,000	738,594
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	500,000	513,620
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	15,000	15,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	375,000	392,235

18

	Principal Amount/Shares	Value
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	$950,000	$988,000
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	3,615,000	3,822,862
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	375,000	393,713
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	325,000	344,500
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	325,000	357,877
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,575,000	1,644,851
CSC Holdings LLC, 5.125%, 12/15/21(1)	1,775,000	1,777,574
CSC Holdings LLC, 5.375%, 7/15/23(1)	600,000	617,250
CSC Holdings LLC, 5.50%, 5/15/26(1)	630,000	664,587
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,500,000	1,670,025
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,525,000	2,642,084
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	1,200,000	1,248,000
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	1,250,000	1,298,187
DISH DBS Corp., 5.875%, 7/15/22	100,000	104,375
DISH DBS Corp., 5.00%, 3/15/23	1,170,000	1,186,438
DISH DBS Corp., 5.875%, 11/15/24	600,000	597,000
EW Scripps Co. (The), 5.125%, 5/15/25(1)	350,000	351,750
GCI LLC, 6.625%, 6/15/24(1)	350,000	378,438
Gray Television, Inc., 5.125%, 10/15/24(1)	2,250,000	2,337,187
Gray Television, Inc., 5.875%, 7/15/26(1)	400,000	417,000
Gray Television, Inc., 7.00%, 5/15/27(1)	475,000	523,664
iHeartCommunications, Inc., 6.375%, 5/1/26	525,000	569,625
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	925,000	964,312
Lamar Media Corp., 5.75%, 2/1/26	100,000	106,100
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	350,000	369,250
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,440,000	1,502,424
Nexstar Escrow, Inc., 5.625%, 7/15/27(1)	850,000	892,500
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	875,000	920,938
Quebecor Media, Inc., 5.75%, 1/15/23	250,000	273,125
Salem Media Group, Inc., 6.75%, 6/1/24(1)	325,000	282,750
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	150,000	152,625
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	300,000	315,000
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	1,025,000	1,046,781
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,185,000	1,213,558
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	500,000	519,665
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	550,000	588,500
TEGNA, Inc., 5.00%, 9/15/29(1)	525,000	531,563
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,075,000	1,076,344
Univision Communications, Inc., 6.75%, 9/15/22(1)	315,000	320,906
Univision Communications, Inc., 5.125%, 2/15/25(1)	150,000	146,625
UPC Holding BV, 5.50%, 1/15/28(1)	600,000	624,000
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	810,000	836,325
Videotron Ltd., 5.375%, 6/15/24(1)	225,000	246,803
Virgin Media Finance plc, 5.75%, 1/15/25(1)	1,660,000	1,716,025

19

	Principal Amount/Shares	Value
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	$1,330,000	$1,371,562
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	655,000	688,765
Ziggo Bond Co. BV, 5.875%, 1/15/25(1)	745,000	769,213
Ziggo BV, 5.50%, 1/15/27(1)	1,025,000	1,073,687
		51,132,774
Metals and Mining — 3.7%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,116,975
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	640,440
Aleris International, Inc., 10.75%, 7/15/23(1)	700,000	738,500
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	625,000	643,156
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	625,000	660,937
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	497,000	489,545
Cleveland-Cliffs, Inc., 5.875%, 6/1/27(1)	700,000	664,720
Coeur Mining, Inc., 5.875%, 6/1/24	450,000	452,250
Constellium SE, 6.625%, 3/1/25(1)	2,165,000	2,262,425
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	60,000	60,600
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	295,000	292,050
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	3,000,000	2,876,250
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	400,000	396,000
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	400,000	383,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22	223,000	224,115
Freeport-McMoRan, Inc., 3.875%, 3/15/23	425,000	429,250
Freeport-McMoRan, Inc., 5.00%, 9/1/27	425,000	424,469
Freeport-McMoRan, Inc., 5.25%, 9/1/29	475,000	474,900
Freeport-McMoRan, Inc., 5.45%, 3/15/43	800,000	724,304
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	125,000	120,000
Hecla Mining Co., 6.875%, 5/1/21	175,000	174,125
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	350,000	356,562
IAMGOLD Corp., 7.00%, 4/15/25(1)	175,000	184,188
Kinross Gold Corp., 5.125%, 9/1/21	360,000	374,400
Kinross Gold Corp., 4.50%, 7/15/27	525,000	551,896
Mineral Resources Ltd., 8.125%, 5/1/27(1)	850,000	877,030
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	350,000	343,438
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	400,000	237,000
Novelis Corp., 6.25%, 8/15/24(1)	685,000	717,537
Novelis Corp., 5.875%, 9/30/26(1)	2,025,000	2,128,781
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	264,000
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	159,000
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,175,000	1,081,000
Teck Resources Ltd., 4.75%, 1/15/22	1,510,000	1,563,124
Teck Resources Ltd., 5.20%, 3/1/42	1,150,000	1,146,150
Teck Resources Ltd., 5.40%, 2/1/43	25,000	25,669
United States Steel Corp., 6.25%, 3/15/26	150,000	126,563
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	387,000	402,722
		24,787,071

20

	Principal Amount/Shares	Value
Multiline Retail — 0.2%
Cumberland Farms, Inc., 6.75%, 5/1/25(1)	$375,000	$402,562
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	600,000	378,048
JC Penney Corp., Inc., 6.375%, 10/15/36	625,000	206,250
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.75%, 10/25/24(1)	455,189	137,695
		1,124,555
Oil, Gas and Consumable Fuels — 8.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	500,000	452,350
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	700,000	586,236
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	125,000	104,375
Antero Resources Corp., 5.375%, 11/1/21	450,000	437,062
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22(1)	25,000	25,258
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26(1)	100,000	99,250
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp., 6.875%, 2/1/25	1,075,000	932,562
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	1,425,000	1,072,312
California Resources Corp., 8.00%, 12/15/22(1)	1,355,000	677,500
Callon Petroleum Co., 6.125%, 10/1/24	625,000	618,750
Callon Petroleum Co., 6.375%, 7/1/26	350,000	343,298
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	390,000	371,475
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	750,000	720,000
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	1,000,000	405,000
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	630,000	725,287
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	615,000	685,725
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	75,000	82,313
Chesapeake Energy Corp., 6.625%, 8/15/20	286,000	288,860
Chesapeake Energy Corp., 6.875%, 11/15/20	1,050,000	1,052,625
Chesapeake Energy Corp., 5.75%, 3/15/23	250,000	192,500
Chesapeake Energy Corp., 8.00%, 1/15/25	1,500,000	1,091,250
Citgo Holding, Inc., 9.25%, 8/1/24(1)	1,200,000	1,278,000
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 12.00%, 11/1/21(4)(5)	418,000	106,590
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 6.375%, 3/15/24(4)(5)	450,000	5,625
CNX Resources Corp., 5.875%, 4/15/22	425,000	410,125
CNX Resources Corp., 7.25%, 3/14/27(1)	475,000	396,625
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	425,000	425,000
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	550,000	442,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	820,000	845,625
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	765,000	789,862
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	700,000	716,408

21

	Principal Amount/Shares	Value
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	$775,000	$782,734
DCP Midstream Operating LP, 5.35%, 3/15/20(1)	300,000	303,000
DCP Midstream Operating LP, 5.375%, 7/15/25	825,000	880,687
DCP Midstream Operating LP, 5.125%, 5/15/29	1,300,000	1,326,000
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,645,000	1,533,962
Denbury Resources, Inc., 9.25%, 3/31/22(1)	650,000	572,000
Energy Transfer Operating LP, 7.50%, 10/15/20	525,000	551,853
Energy Transfer Operating LP, 4.25%, 3/15/23	700,000	731,935
EnLink Midstream Partners LP, 4.85%, 7/15/26	375,000	357,656
EnLink Midstream Partners LP, 5.60%, 4/1/44	200,000	164,500
EnLink Midstream Partners LP, 5.05%, 4/1/45	225,000	181,125
EnLink Midstream Partners LP, 5.45%, 6/1/47	375,000	307,500
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20(4)(5)	1,725,000	10,781
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)(4)(5)	1,075,000	34,938
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)(4)(5)	180,000	4,950
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	175,000	115,500
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	700,000	432,250
Gulfport Energy Corp., 6.00%, 10/15/24	395,000	287,698
Gulfport Energy Corp., 6.375%, 5/15/25	465,000	332,475
Gulfport Energy Corp., 6.375%, 1/15/26	200,000	141,000
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26(1)	1,577,000	1,655,850
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,150,000	1,075,250
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	125,000	131,094
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	450,000	407,813
Jagged Peak Energy LLC, 5.875%, 5/1/26	450,000	453,375
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	450,000	452,250
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	660,000	616,282
Matador Resources Co., 5.875%, 9/15/26	350,000	352,415
MEG Energy Corp., 6.375%, 1/30/23(1)	575,000	557,031
MEG Energy Corp., 7.00%, 3/31/24(1)	550,000	533,500
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	775,000	574,469
Murphy Oil Corp., 6.875%, 8/15/24	375,000	393,750
Murphy Oil Corp., 5.75%, 8/15/25	485,000	494,700
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(4)(5)	3,592,071	44,901
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	800,000	829,824
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	50,000	53,689
NuStar Logistics LP, 6.00%, 6/1/26	275,000	298,320
Oasis Petroleum, Inc., 6.50%, 11/1/21	475,000	469,955
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	675,000	550,125
Parkland Fuel Corp., 6.00%, 4/1/26(1)	275,000	291,500
Parkland Fuel Corp., 5.875%, 7/15/27(1)	550,000	578,495
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(1)	100,000	103,750

22

	Principal Amount/Shares	Value
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	$550,000	$568,216
PDC Energy, Inc., 6.125%, 9/15/24	150,000	150,000
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/29	125,000	123,147
Range Resources Corp., 5.75%, 6/1/21	570,000	568,575
Range Resources Corp., 5.00%, 8/15/22	1,010,000	951,925
Range Resources Corp., 5.00%, 3/15/23	325,000	285,188
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	175,000	191,328
Sanchez Energy Corp., 7.75%, 6/15/21(5)	2,855,000	185,575
Sanchez Energy Corp., 6.125%, 1/15/23(4)(5)	1,275,000	86,063
SemGroup Corp., 7.25%, 3/15/26	400,000	435,000
SemGroup Corp. / Rose Rock Finance Corp., 5.625%, 7/15/22	475,000	484,505
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	850,000	844,687
SM Energy Co., 5.625%, 6/1/25	650,000	560,495
Southwestern Energy Co., 6.20%, 1/23/25	221,000	196,690
SRC Energy, Inc., 6.25%, 12/1/25	675,000	671,611
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,000,000	917,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	425,000	360,910
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	1,700,000	1,748,875
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	150,000	156,926
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	400,000	425,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	650,000	654,062
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	300,000	294,720
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,215,000	1,228,669
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	1,205,000	1,245,187
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	225,000	238,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	75,000	82,019
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	300,000	304,140
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	325,000	355,898
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	450,000	435,375
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	203,800
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	475,000	218,500
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	1,000,000	472,500
Whiting Petroleum Corp., 6.25%, 4/1/23	75,000	58,125
Whiting Petroleum Corp., 6.625%, 1/15/26	350,000	238,000
Williams Cos., Inc. (The), 4.55%, 6/24/24	1,170,000	1,260,535
WPX Energy, Inc., 5.25%, 10/15/27	250,000	252,500
		53,806,226
Paper and Forest Products — 0.3%
Mercer International, Inc., 6.50%, 2/1/24	550,000	565,812
Mercer International, Inc., 7.375%, 1/15/25	450,000	469,845

23

	Principal Amount/Shares	Value
Norbord, Inc., 5.75%, 7/15/27(1)	$100,000	$102,750
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	550,000	583,000
		1,721,407
Personal Products — 0.1%
Avon International Capital plc, 6.50%, 8/15/22(1)	275,000	285,656
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	225,000	232,875
		518,531
Pharmaceuticals — 1.9%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	725,000	815,480
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	80,000	81,300
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	1,335,000	1,356,694
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,760,000	3,910,400
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	250,000	262,525
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,650,000	1,858,312
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	225,000	243,749
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	775,000	836,690
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	450,000	492,660
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	680,000	420,478
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	1,165,000	690,263
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 4.875%, 4/15/20(1)	125,000	78,125
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	630,000	239,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	230,000	77,050
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	400,000	365,000
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	200,000	173,125
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	400,000	329,500
Vizient, Inc., 6.25%, 5/15/27(1)	200,000	215,000
		12,445,751
Professional Services — 0.3%
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	525,000	573,234
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	1,600,000	1,776,000
		2,349,234
Real Estate Management and Development — 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	375,000	381,563
Forestar Group, Inc., 8.00%, 4/15/24(1)	975,000	1,057,875
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	725,000	747,656
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	250,000	262,500
Hunt Cos., Inc., 6.25%, 2/15/26(1)	825,000	810,562
Kennedy-Wilson, Inc., 5.875%, 4/1/24	250,000	257,735
Newmark Group, Inc., 6.125%, 11/15/23	500,000	542,814
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	50,000	47,000
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	50,000	46,701
		4,154,406
Road and Rail — 1.6%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,373,000	1,175,631

24

	Principal Amount/Shares	Value
Algeco Global Finance plc, 8.00%, 2/15/23(1)	$600,000	$601,680
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	1,195,000	1,233,837
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	275,000	284,405
DAE Funding LLC, 4.00%, 8/1/20(1)	725,000	731,344
DAE Funding LLC, 5.25%, 11/15/21(1)	1,175,000	1,224,937
DAE Funding LLC, 4.50%, 8/1/22(1)	1,275,000	1,297,312
DAE Funding LLC, 5.00%, 8/1/24(1)	1,250,000	1,306,250
Hertz Corp. (The), 5.50%, 10/15/24(1)	75,000	75,488
Hertz Corp. (The), 7.125%, 8/1/26(1)	625,000	653,516
Uber Technologies, Inc., 7.50%, 11/1/23(1)	525,000	530,250
United Rentals North America, Inc., 6.50%, 12/15/26	350,000	382,638
United Rentals North America, Inc., 5.50%, 5/15/27	1,420,000	1,510,525
		11,007,813
Semiconductors and Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,215,000	1,377,506
Advanced Micro Devices, Inc., 7.00%, 7/1/24	79,000	82,061
Amkor Technology, Inc., 6.625%, 9/15/27(1)	275,000	301,125
Entegris, Inc., 4.625%, 2/10/26(1)	650,000	676,000
Micron Technology, Inc., 4.64%, 2/6/24	125,000	132,994
Micron Technology, Inc., 5.50%, 2/1/25	675,000	693,822
Micron Technology, Inc., 4.98%, 2/6/26	150,000	161,703
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	800,000	821,126
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,645,000	1,700,290
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(1)	200,000	213,255
Qorvo, Inc., 5.50%, 7/15/26	275,000	291,156
Qorvo, Inc., 4.375%, 10/15/29(1)	475,000	479,156
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	425,000	454,750
		7,384,944
Software — 1.6%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	350,000	372,312
Ascend Learning LLC, 6.875%, 8/1/25(1)	200,000	208,750
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	259,688
Camelot Finance SA, 7.875%, 10/15/24(1)	750,000	783,750
CDK Global, Inc., 5.875%, 6/15/26	625,000	667,187
CDK Global, Inc., 5.25%, 5/15/29(1)	150,000	155,438
Infor US, Inc., 6.50%, 5/15/22	1,195,000	1,218,900
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	1,150,000	1,218,540
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	2,655,000	2,819,929
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,625,000	1,701,212
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	1,140,000
		10,545,706
Specialty Retail — 1.6%
Carvana Co., 8.875%, 10/1/23(1)	500,000	517,350
eG Global Finance plc, 6.75%, 2/7/25(1)	800,000	784,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	615,600
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	745,000	634,181

25

	Principal Amount/Shares	Value
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	$155,000	$131,363
L Brands, Inc., 7.50%, 6/15/29	400,000	399,000
L Brands, Inc., 6.75%, 7/1/36	75,000	64,001
Michaels Stores, Inc., 8.00%, 7/15/27(1)	225,000	226,125
Murphy Oil USA, Inc., 4.75%, 9/15/29	275,000	281,875
Penske Automotive Group, Inc., 3.75%, 8/15/20	425,000	428,740
PetSmart, Inc., 7.125%, 3/15/23(1)	175,000	165,375
PetSmart, Inc., 5.875%, 6/1/25(1)	100,000	100,000
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	1,525,000	1,439,219
Sonic Automotive, Inc., 6.125%, 3/15/27	400,000	408,500
Staples, Inc., 7.50%, 4/15/26(1)	1,300,000	1,342,640
Staples, Inc., 10.75%, 4/15/27(1)	875,000	901,250
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,005,000	1,030,125
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	809,000	828,545
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	250,000	265,005
		10,562,894
Technology Hardware, Storage and Peripherals — 1.0%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	325,000	330,606
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,582,000	1,671,778
Diebold Nixdorf, Inc., 8.50%, 4/15/24	150,000	141,938
EMC Corp., 2.65%, 6/1/20	420,000	420,196
Everi Payments, Inc., 7.50%, 12/15/25(1)	900,000	950,625
NCR Corp., 5.00%, 7/15/22	895,000	906,188
NCR Corp., 5.75%, 9/1/27(1)	800,000	831,000
NCR Corp., 6.125%, 9/1/29(1)	1,025,000	1,084,245
Western Digital Corp., 4.75%, 2/15/26	450,000	464,063
		6,800,639
Textiles, Apparel and Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	600,000	541,500
Thrifts and Mortgage Finance — 1.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	925,000	941,974
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,567,000	1,634,929
MGIC Investment Corp., 5.75%, 8/15/23	200,000	219,500
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	500,000	522,500
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	550,000	586,438
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	831,000	835,155
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	200,000	195,500
Radian Group, Inc., 4.50%, 10/1/24	625,000	648,437
Radian Group, Inc., 4.875%, 3/15/27	825,000	837,375
		6,421,808
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 5.125%, 3/15/21	150,000	155,511
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	600,000	591,000

26

	Principal Amount/Shares	Value
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)(3)	$275,000	$277,406
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	203,875
Fly Leasing Ltd., 5.25%, 10/15/24	600,000	621,000
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	150,000	157,125
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	650,000	669,500
H&E Equipment Services, Inc., 5.625%, 9/1/25	1,350,000	1,394,753
		4,070,170
Wireless Telecommunication Services — 1.7%
Digicel Group One, Ltd., 8.25%, 12/30/22(1)	1,486,000	891,600
Digicel Group Two Ltd., 8.25%, 9/30/22(1)	1,803,000	387,645
Digicel Ltd., 6.00%, 4/15/21(1)	300,000	213,003
Sprint Communications, Inc., 7.00%, 3/1/20(1)	225,000	229,219
Sprint Communications, Inc., 9.25%, 4/15/22	675,000	785,531
Sprint Communications, Inc., 6.00%, 11/15/22	100,000	106,500
Sprint Corp., 7.875%, 9/15/23	3,335,000	3,671,702
Sprint Corp., 7.125%, 6/15/24	150,000	162,045
Sprint Corp., 7.625%, 3/1/26	250,000	276,562
T-Mobile USA, Inc., 6.00%, 3/1/23	1,000,000	1,021,190
T-Mobile USA, Inc., 6.00%, 4/15/24	550,000	572,000
T-Mobile USA, Inc., 6.375%, 3/1/25	1,150,000	1,194,229
T-Mobile USA, Inc., 4.50%, 2/1/26	700,000	723,135
T-Mobile USA, Inc., 4.75%, 2/1/28	150,000	157,538
Vodafone Group plc, VRN, 7.00%, 4/4/79	825,000	949,369
Xplornet Communications, Inc., 9.625% Cash or 10.625% PIK, 6/1/22(1)(6)	78,984	80,761
		11,422,029
TOTAL CORPORATE BONDS (Cost $619,178,482)		605,895,504
BANK LOAN OBLIGATIONS(7) — 4.8%
Chemicals — 0.1%
Consolidated Energy Finance, S.A., Term Loan B, 4.55%, (3-month LIBOR plus 2.50%), 5/7/25	814,688	792,284
Commercial Services and Supplies — 0.3%
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.29%, (1-month LIBOR plus 3.25%), 10/3/23	10,001	10,075
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.29%, (1-month LIBOR plus 3.25%), 10/3/23	80,660	81,257
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.29%, (1-month LIBOR plus 3.25%), 10/3/23	19,724	19,870
Camelot UK Holdco Limited, 2017 Repriced Term Loan, 5.29%, (1-month LIBOR plus 3.25%), 10/3/23	130,893	131,862
IAA, Inc., Term Loan B, 4.31%, (1-month LIBOR plus 2.25%), 6/28/26	197,000	198,231
KAR Auction Services, Inc., 2019 Term Loan B6, 4.31%, (1-month LIBOR plus 2.25%), 9/19/26	250,000	251,485
MRO Holdings, Inc., 2019 Term Loan B, 7.10%, (3-month LIBOR plus 5.00%), 6/4/26	112,537	111,130
MRO Holdings, Inc., 2019 Term Loan B, 7.10%, (3-month LIBOR plus 5.00%), 6/4/26	55,283	54,592

27

	Principal Amount/Shares	Value
MRO Holdings, Inc., 2019 Term Loan B, 7.10%, (3-month LIBOR plus 5.00%), 6/4/26	$380,805	$376,045
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 5.85%, (3-month LIBOR plus 3.75%), 5/23/25	395,004	391,054
		1,625,601
Containers and Packaging — 0.2%
Berry Global, Inc., USD Term Loan U, 4.55%, (1-month LIBOR plus 2.50%), 7/1/26	1,097,250	1,103,817
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, 4.04%, (1-month LIBOR plus 2.00%), 10/31/23	271,947	272,201
HD Supply, Inc., Term Loan B5, 3.79%, (1-month LIBOR plus 1.75%), 10/17/23	496,427	498,807
		771,008
Diversified Financial Services — 0.2%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 5.79%, (1-month LIBOR plus 3.75%), 10/1/25	1,468,302	1,477,787
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 2017 Term Loan B, 4.29%, (1-month LIBOR plus 2.25%), 2/22/24	425,000	426,328
Electric Utilities — 0.2%
TEX Operations Co. LLC, Exit Term Loan B, 4.04%, (1-month LIBOR plus 2.00%), 8/4/23	679,802	682,776
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.02%, (1-month LIBOR plus 2.00%), 12/31/25	159,830	160,485
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.04%, (1-month LIBOR plus 2.00%), 12/31/25	223,747	224,664
Vistra Operations Company LLC, 1st Lien Term Loan B3, 4.04%, (1-month LIBOR plus 2.00%), 12/31/25	12,768	12,820
		1,080,745
Energy Equipment and Services — 0.1%
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 5.81%, (1-month LIBOR plus 3.75%), 5/25/25	246,875	238,234
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash and 2.00% PIK, 2/25/24	175,183	176,716
		414,950
Entertainment — 0.1%
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.29%, (1-month LIBOR plus 2.25%), 3/24/25	396,450	396,202
Health Care Providers and Services — 0.2%
Air Methods Corporation, 2017 Term Loan B, 5.60%, (3-month LIBOR plus 3.50%), 4/21/24	198,982	162,568
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.85%, (3-month LIBOR plus 2.75%), 6/7/23	255,223	243,844
Surgery Center Holdings, Inc., 2017 Term Loan B, 5.30%, (1-month LIBOR plus 3.25%), 9/2/24	392,495	384,547
Wink Holdco, Inc., 1st Lien Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 12/2/24	393,000	387,598
		1,178,557
Health Care Technology — 0.1%
IQVIA Inc., 2018 USD Term Loan B3, 3.85%, (3-month LIBOR plus 1.75%), 6/11/25	843,593	845,837

28

	Principal Amount/Shares	Value
Hotels, Restaurants and Leisure — 1.3%
Aramark Services, Inc., 2018 Term Loan B3, 3.79%, (1-month LIBOR plus 1.75%), 3/11/25	$256,482	$257,177
Boyd Gaming Corporation, Term Loan B3, 4.17%, (1-week LIBOR plus 2.25%), 9/15/23	932,862	936,944
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 5.10%, (3-month LIBOR plus 3.00%), 3/13/25	715,938	708,334
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.79%, (1-month LIBOR plus 2.75%), 10/4/23	277,260	277,347
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.81%, (1-month LIBOR plus 2.75%), 10/4/23	223,363	223,434
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 3.77%, (1-month LIBOR plus 1.75%), 6/22/26	1,800,000	1,812,717
Life Time Fitness, Inc., 2017 Term Loan B, 4.87%, (3-month LIBOR plus 2.75%), 6/10/22	3,122,437	3,127,230
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 4.29%, (1-month LIBOR plus 2.25%), 8/29/25	570,688	574,494
NASCAR Holdings, Inc, Term Loan B, 7/27/26(8)	550,000	554,340
UFC Holdings, LLC, 2019 Term Loan, 4/29/26(8)	200,000	200,764
UFC Holdings, LLC, 2019 Term Loan, 5.30%, (1-month LIBOR plus 3.25%), 4/29/26	248,718	249,668
		8,922,449
Insurance — 0.2%
Asurion LLC, 2018 Term Loan B6, 5.04%, (1-month LIBOR plus 3.00%), 11/3/23	521,753	524,361
Genworth Holdings, Inc., Term Loan, 6.67%, (2-month LIBOR plus 4.50%), 3/7/23	394,000	395,970
Hub International Limited, 2018 Term Loan B, 5.27%, (3-month LIBOR plus 3.00%), 4/25/25	271,563	268,862
		1,189,193
Machinery — 0.1%
Altra Industrial Motion Corp., 2018 Term Loan B, 4.04%, (1-month LIBOR plus 2.00%), 10/1/25	321,269	321,269
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.53%, (1-month LIBOR plus 3.50%), 11/6/24	561,706	560,301
		881,570
Media — 0.3%
Cengage Learning, Inc., 2016 Term Loan B, 6.29%, (1-month LIBOR plus 4.25%), 6/7/23	847,809	805,186
Diamond Sports Group, LLC, Term Loan, 5.30%, (1-month LIBOR plus 3.25%), 8/24/26	325,000	327,337
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 4.81%, (3-month LIBOR plus 2.75%), 9/18/26	850,000	854,845
Sinclair Television Group Inc., Term Loan B2B, 4.54%, (1-month LIBOR plus 2.50%), 9/30/26	275,000	276,490
		2,263,858
Metals and Mining — 0.1%
Big River Steel LLC, Term Loan B, 7.10%, (3-month LIBOR plus 5.00%), 8/23/23	244,632	243,408
Neenah Foundry Company, 2017 Term Loan, 8.59%, (2-month LIBOR plus 6.50%), 12/13/22	194,728	190,834
Neenah Foundry Company, 2017 Term Loan, 8.65%, (2-month LIBOR plus 6.50%), 12/13/22	232,057	227,416
		661,658

29

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 0.8%
California Resources Corporation, 2017 1st Lien Term Loan, 6.79%, (1-month LIBOR plus 4.75%), 12/31/22	$2,025,000	$1,812,375
CITGO Holding Inc., 2019 Term Loan B, 9.04%, (1-month LIBOR plus 7.00%), 7/24/23	675,000	689,766
Cloud Peak Energy Inc., DIP Final Roll-Up Term Loan, 11.10%, (1-month LIBOR plus 9.00%), 2/15/20	811,964	520,712
Cloud Peak Energy Inc., DIP New Money Delayed Draw Term Loan, 11.10%, (1-month LIBOR plus 9.00%), 2/15/20	1,025,104	1,025,104
Cloud Peak Energy Inc., DIP New Money Term Loan, 11.06%, (1-month LIBOR plus 9.00%), 2/15/20	549,108	549,108
Cloud Peak Energy Inc., DIP Roll-Up Term Loan, 11.10%, (1-month LIBOR plus 9.00%), 2/15/20	382,631	245,381
Prairie ECI Acquiror LP, Term Loan B, 6.85%, (3-month LIBOR plus 4.75%), 3/11/26	323,375	316,301
		5,158,747
Professional Services†
Dun & Bradstreet Corporation (The), Term Loan, 7.05%, (1-month LIBOR plus 5.00%), 2/6/26	275,000	277,038
Road and Rail — 0.1%
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.95%, (6-month LIBOR plus 3.75%), 8/25/24	466,055	467,162
Software†
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 4.29%, (1-month LIBOR plus 2.25%), 4/16/25	105,132	105,616
SS&C Technologies Inc., 2018 Term Loan B3, 4.29%, (1-month LIBOR plus 2.25%), 4/16/25	159,165	159,897
		265,513
Specialty Retail — 0.2%
Foundation Building Materials Holding Company LLC, 2018 Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 8/13/25	595,500	596,432
Staples, Inc., 7 Year Term Loan, 7.12%, (3-month LIBOR plus 5.00%), 4/16/26	698,250	689,669
		1,286,101
Technology Hardware, Storage and Peripherals†
Western Digital Corporation, 2018 Term Loan B4, 3.86%, (3-month LIBOR plus 1.75%), 4/29/23	184,595	184,441
Textiles, Apparel and Luxury Goods†
ASP Unifrax Holdings Inc, Term Loan B, 5.85%, (1-month LIBOR plus 3.75%), 12/12/25	198,500	185,349
TOTAL BANK LOAN OBLIGATIONS (Cost $32,347,020)		31,856,195
PREFERRED STOCKS — 1.6%
Banks — 1.0%
Bank of America Corp., 5.125%	325,000	337,188
Bank of America Corp., 5.875%	200,000	216,700
Bank of America Corp., 6.25%	1,775,000	1,932,469
Bank of Nova Scotia (The), 4.65%	325,000	322,772
Citigroup, Inc., 5.90%	700,000	728,501
Citigroup, Inc., 6.25%	675,000	752,358
JPMorgan Chase & Co., 5.74%	986,000	992,120
JPMorgan Chase & Co., 6.10%	1,100,000	1,193,406

30

	Principal Amount/Shares	Value
JPMorgan Chase & Co., 6.125%	275,000	$298,178
		6,773,692
Capital Markets — 0.2%
Charles Schwab Corp. (The), 5.00%	825,000	840,692
Goldman Sachs Group, Inc. (The), 5.375%	750,000	755,786
		1,596,478
Internet and Direct Marketing Retail†
MYT Holding Co., 10.00%(1)	92,632	86,148
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer Operating LP, 6.25%	1,050,000	975,471
Energy Transfer Operating LP, 6.625%	350,000	331,282
Plains All American Pipeline LP, 6.125%	425,000	400,979
Summit Midstream Partners LP, 9.50%	1,000,000	720,715
		2,428,447
TOTAL PREFERRED STOCKS (Cost $11,256,895)		10,884,765
CONVERTIBLE BONDS — 0.4%
Banks — 0.4%
Barclays Bank plc, 7.625%, 11/21/22	$830,000	915,669
Barclays plc, VRN, 7.75%(9)	200,000	208,277
Barclays plc, VRN, 8.00%(9)	200,000	212,843
Lloyds Banking Group plc, VRN, 7.50%(9)	200,000	213,421
Royal Bank of Scotland Group plc, VRN, 8.00%(9)	200,000	221,100
Royal Bank of Scotland Group plc, VRN, 8.625%(9)	600,000	644,010
		2,415,320
Oil, Gas and Consumable Fuels†
Chesapeake Energy Corp., 5.50%, 9/15/26	175,000	106,312
Denbury Resources, Inc., 6.375%, 12/31/24(1)	359,000	212,470
		318,782
TOTAL CONVERTIBLE BONDS (Cost $2,813,368)		2,734,102
COMMON STOCKS — 0.2%
Chemicals — 0.1%
Hexion Holdings Corp.(4)	54,930	617,962
Energy Equipment and Services†
Parker Drilling Co.(4)	11,731	221,951
Media†
Cumulus Media, Inc., Class A(4)	2,563	37,266
Oil, Gas and Consumable Fuels†
Denbury Resources, Inc.(4)	60,827	72,384
Jones Energy II, Inc.(4)	15,461	183,600
		255,984
Software — 0.1%
Avaya Holdings Corp.(4)	25,228	258,082
TOTAL COMMON STOCKS (Cost $3,453,639)		1,391,245

31

	Principal Amount/Shares	Value
WARRANTS†
Oil, Gas and Consumable Fuels†
Jones Energy II, Inc.(4) (Cost $11,372)	4,374	$3,237
ESCROW INTERESTS(10)†
Multi-Utilities†
GenOn Energy(4) (Cost $123,420)	$425,000	—
TEMPORARY CASH INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $11,463,582)	11,463,582	11,463,582
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $680,647,778)		664,228,630
OTHER ASSETS AND LIABILITIES — 0.9%		5,985,226
TOTAL NET ASSETS — 100.0%		$670,213,856

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†    Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $383,605,193, which represented 57.2% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	The security's rate was paid in cash at the last payment date.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Non-income producing.

(5)	Security is in default.

(6)	The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

(7)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(8)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(9)	Perpetual maturity with no stated maturity date.

(10)
Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

See Notes to Financial Statements.

32

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $680,647,778)	$664,228,630
Cash	381,800
Receivable for investments sold	3,029,409
Interest receivable	10,595,963
678,235,802

Liabilities
Payable for investments purchased	4,383,128
Payable for capital shares redeemed	3,560,029
Accrued management fees	78,789
8,021,946

Net Assets	$670,213,856

Net Assets Consist of:
Capital paid in	$699,988,074
Distributable earnings	(29,774,218)
$670,213,856

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$123,850,431	12,844,753	$9.64
G Class	$546,363,425	56,657,771	$9.64

See Notes to Financial Statements.

33

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$21,982,384

Expenses:
Management fees	2,171,611
Trustees' fees and expenses	25,808
2,197,419
Fees waived(1)	(1,640,710)
556,709

Net investment income (loss)	21,425,675

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(6,770,917)
Change in net unrealized appreciation (depreciation) on investments	7,869,231

Net realized and unrealized gain (loss)	1,098,314

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,523,989

(1)	Amount consists of $35,382 and $1,605,328 for Investor Class and G Class, respectively.

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$21,425,675	$47,274,852
Net realized gain (loss)	(6,770,917)	(4,366,803)
Change in net unrealized appreciation (depreciation)	7,869,231	(7,326,650)
Net increase (decrease) in net assets resulting from operations	22,523,989	35,581,399

Distributions to Shareholders
From earnings:
Investor Class	(3,798,647)	(8,018,143)
G Class	(17,635,166)	(39,257,606)
Decrease in net assets from distributions	(21,433,813)	(47,275,749)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(33,671,975)	(98,062,493)

Net increase (decrease) in net assets	(32,581,799)	(109,756,843)

Net Assets
Beginning of period	702,795,655	812,552,498
End of period	$670,213,856	$702,795,655

See Notes to Financial Statements.

35

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT High Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current yield and capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

36

security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for the fund and to manage the fund’s assets. NCRAM is responsible for the day-to-day management of the fund, subject to the general supervision of the Board of Trustees and the investment advisor and in accordance with the investment objective, policies and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent

37

company indirectly owns a non-controlling equity interest in ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocation, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From April 1, 2019 through July 31, 2019, the investment advisor agreed to waive 0.075% of the fund's management fee. Effective August 1, 2019, the investment advisor terminated this waiver and decreased the annual management fee by 0.075%. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee before and after waiver for each class for the period ended September 30, 2019 are as follows:

	Annual Management Fee*	Effective Annual Management Fee
		Before Waiver	After Waiver
Investor Class	0.775%	0.83%	0.78%
G Class	0.525%	0.58%	0.00%
*Prior to August 1, 2019, the annual management fee was 0.85% for the Investor Class and 0.60% for the G Class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 were $177,653,760 and $202,847,398, respectively.

38

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	—	—	167,178	$1,527,094
Issued in reinvestment of distributions	393,824	$3,798,647	829,340	7,997,254
Redeemed	(2,108,087)	(20,141,401)	(1,007,451)	(9,475,324)
	(1,714,263)	(16,342,754)	(10,933)	49,024
G Class
Sold	931,307	8,988,496	1,868,631	17,837,972
Issued in reinvestment of distributions	1,828,383	17,635,166	4,055,073	39,145,079
Redeemed	(4,571,243)	(43,952,883)	(16,067,893)	(155,094,568)
	(1,811,553)	(17,329,221)	(10,144,189)	(98,111,517)
Net increase (decrease)	(3,525,816)	$(33,671,975)	(10,155,122)	$(98,062,493)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$605,895,504	—
Bank Loan Obligations	—	31,856,195	—
Preferred Stocks	—	10,884,765	—
Convertible Bonds	—	2,734,102	—
Common Stocks	$1,207,645	183,600	—
Warrants	—	3,237	—
Escrow Interests	—	—	—
Temporary Cash Investments	11,463,582	—	—
	$12,671,227	$651,557,403	—

39

7. Risk Factors

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

The fund invests primarily in high-yield and lower-quality debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$682,348,226
Gross tax appreciation of investments	$17,247,393
Gross tax depreciation of investments	(35,366,989)
Net tax appreciation (depreciation) of investments	$(18,119,596)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(1,782,470) and accumulated long-term capital losses of $(3,651,209), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

40

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.62	0.27	0.02	0.29	(0.27)	—	(0.27)	$9.64	3.03%	0.79%(4)	0.84%(4)	5.55%(4)	5.50%(4)	26%	$123,850
2019	$9.77	0.55	(0.15)	0.40	(0.55)	—	(0.55)	$9.62	4.21%	0.78%	0.86%	5.66%	5.58%	38%	$140,096
2018(5)	$10.00	0.43	(0.21)	0.22	(0.43)	(0.02)	(0.45)	$9.77	2.18%	0.81%(4)	0.85%(4)	5.04%(4)	5.00%(4)	64%	$142,308
G Class
2019(3)	$9.62	0.31	0.02	0.33	(0.31)	—	(0.31)	$9.64	3.43%	0.01%(4)	0.59%(4)	6.33%(4)	5.75%(4)	26%	$546,363
2019	$9.77	0.62	(0.15)	0.47	(0.62)	—	(0.62)	$9.62	5.02%	0.01%	0.61%	6.43%	5.83%	38%	$562,700
2018(5)	$10.00	0.50	(0.22)	0.28	(0.49)	(0.02)	(0.51)	$9.77	2.76%	0.12%(4)	0.61%(4)	5.73%(4)	5.24%(4)	64%	$670,244

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	May 19, 2017 (fund inception) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management and Subadvisory Agreements

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management Inc. (the “Subadvisor”) acts as subadvisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement and the subadvisory agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor, the Subadvisor, and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor and the Subadvisor.

In connection with its consideration of the renewal of the management agreement and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor and the Subadvisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	compliance policies, procedures, and regulatory experience of the Advisor and Subadvisor;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor

42

regarding the renewal of the agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement and subadvisory agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement and subadvisory agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor and the Subadvisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor and the Subadvisor have an obligation to seek the best execution of fund trades. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor and/or the Subadvisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was

43

above its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor and the Subadvisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee.

Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of

44

Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board and the Advisor agreed to a permanent change to the Fund's fee schedule that should have the effect of lowering the Fund's annual unified management fee by approximately 0.075%, (e.g., the Investor Class unified fee will be reduced from 0.855% to 0.78%), beginning August 1, 2019. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement and the subadvisory agreement are fair and reasonable in light of the services provided and should be renewed.

45

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-93336 1911

Semiannual Report

September 30, 2019

Prime Money Market Fund
Investor Class (BPRXX)
A Class (ACAXX)
C Class (ARCXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Yields	Investor Class	A Class	C Class
7-Day Current Yield	1.58%	1.33%	0.83%
7-Day Effective Yield	1.60%	1.34%	0.84%

Portfolio at a Glance
Weighted Average Maturity	31 days
Weighted Average Life	95 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	67%
31-90 days	22%
91-180 days	11%
More than 180 days	—

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.50	$2.91	0.58%
A Class	$1,000	$1,008.20	$4.17	0.83%
C Class	$1,000	$1,005.70	$6.67	1.33%
Hypothetical
Investor Class	$1,000	$1,022.10	$2.93	0.58%
A Class	$1,000	$1,020.85	$4.19	0.83%
C Class	$1,000	$1,018.35	$6.71	1.33%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 47.3%
Bank of Nova Scotia (The), VRN, 2.20%, (1-month LIBOR plus 0.16%), 5/29/20(2)	$20,000,000	$20,000,000
Bennington Stark Capital Co. LLC, 2.17%, 11/21/19 (LOC: Societe Generale SA)(2)	5,000,000	4,984,912
Bennington Stark Capital Co. LLC, 2.14%, 12/16/19 (LOC: Societe Generale SA)(2)	63,000,000	62,720,700
Canadian Imperial Bank of Commerce, VRN, 2.18%, (1-month LIBOR plus 0.13%), 1/21/20(2)	30,000,000	30,000,000
Canadian Imperial Bank of Commerce, VRN, 2.30%, (1-month LIBOR plus 0.26%), 6/19/20(2)	25,000,000	25,000,000
Chariot Funding LLC, 2.09%, 1/15/20 (LOC: JPMorgan Chase Bank N.A.)(2)	30,000,000	29,818,917
Chariot Funding LLC, VRN, 2.21%, (3-month LIBOR), 11/7/19 (LOC: JPMorgan Chase Bank N.A.)(2)	7,000,000	7,000,000
Chariot Funding LLC, VRN, 2.26%, (1-month LIBOR plus 0.19%), 2/5/20 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	25,003,944
Chesham Finance Ltd./Chesham Finance LLC, 2.08%, 10/1/19 (LOC: Societe Generale SA)(2)	32,000,000	32,000,000
Coca-Cola Co. (The), 1.94%, 1/27/20(2)	12,000,000	11,925,267
CRC Funding LLC, 2.24%, 10/21/19 (LOC: Citibank N.A.)(2)	5,100,000	5,093,767
CRC Funding LLC, 2.14%, 11/8/19 (LOC: Citibank N.A.)(2)	10,800,000	10,776,060
CRC Funding LLC, 2.14%, 11/12/19 (LOC: Citibank N.A.)(2)	16,000,000	15,960,800
Crown Point Capital Co. LLC, Series A, VRN, 2.18%, (1-month LIBOR plus 0.14%), 3/9/20 (LOC: Credit Suisse AG)(2)	40,000,000	40,000,000
Crown Point Capital Co. LLC, Series A, VRN, 2.19%, (1-month LIBOR plus 0.14%), 3/23/20 (LOC: Credit Suisse AG)(2)	25,000,000	25,000,000
Fairway Finance Co. LLC, VRN, 2.19%, (1-month LIBOR plus 0.09%), 11/4/19 (LOC: Bank of Montreal)(2)	10,000,000	10,000,000
Fairway Finance Co. LLC, VRN, 2.21%, (1-month LIBOR plus 0.15%), 1/21/20 (LOC: Bank of Montreal)(2)	20,000,000	20,000,000
Liberty Street Funding LLC, 2.11%, 1/6/20 (LOC: Bank of Nova Scotia)(2)	17,000,000	16,905,182
Liberty Street Funding LLC, 2.12%, 1/21/20 (LOC: Bank of Nova Scotia)(2)	21,000,000	20,864,107
LMA-Americas LLC, 2.17%, 10/3/19 (LOC: Credit Agricole Corporate and Investment Bank)(2)	11,000,000	10,998,698
LMA-Americas LLC, 2.35%, 10/7/19 (LOC: Credit Agricole Corporate and Investment Bank)(2)	3,000,000	2,998,850
LMA-Americas LLC, 2.14%, 12/10/19 (LOC: Credit Agricole Corporate and Investment Bank)(2)	25,000,000	24,897,917
Nestle Finance International Ltd., 1.94%, 2/13/20 (LOC: Nestle S.A.)	22,153,000	21,995,160
Old Line Funding LLC, 2.08%, 11/6/19 (LOC: Royal Bank of Canada)(2)	10,126,000	10,105,242
Old Line Funding LLC, 2.15%, 12/2/19 (LOC: Royal Bank of Canada)(2)	9,250,000	9,216,386
Old Line Funding LLC, VRN, 2.09%, (1-month LIBOR plus 0.05%), 10/24/19 (LOC: Royal Bank of Canada)(2)	25,000,000	25,000,000
Ridgefield Funding Co. LLC, 2.16%, 11/15/19 (LOC: BNP Paribas)(2)	39,000,000	38,896,650
Ridgefield Funding Co. LLC, 2.13%, 12/6/19 (LOC: BNP Paribas)(2)	25,000,000	24,904,208

6

	Principal Amount	Value
Royal Bank of Canada, VRN, 2.11%, (Daily EFFR plus 0.28%), 6/12/20(2)	$25,000,000	$25,000,000
Societe Generale SA, VRN, 2.56%, (3-month LIBOR plus 0.41%), 12/18/19 (LOC: Societe Generale SA)(2)	9,450,000	9,458,225
Toyota Credit de Puerto Rico Corp., 2.24%, 10/1/19 (LOC: Toyota Financial Services Corp.)	9,000,000	9,000,000
Toyota Credit de Puerto Rico Corp., 2.24%, 10/1/19 (LOC: Toyota Financial Services Corp.)	21,000,000	21,000,000
Toyota Motor Credit Corp., VRN, 2.21%, (1-month LIBOR plus 0.17%), 2/24/20	25,000,000	25,000,000
TOTAL COMMERCIAL PAPER		671,524,992
CERTIFICATES OF DEPOSIT — 18.6%
Bank of Montreal VRN, 2.37%, (3-month LIBOR plus 0.07%), 4/14/20	19,000,000	19,000,000
Bank of Montreal VRN, 2.27%, (1-month LIBOR plus 0.18%), 5/1/20	10,000,000	10,000,000
Bank of Montreal VRN, 2.24%, (3-month LIBOR plus 0.03%), 2/7/20	30,000,000	30,000,000
Bank of Montreal VRN, 2.21%, (Daily EFFR plus 0.38%), 9/9/20	10,000,000	10,000,000
Bank of Nova Scotia/Houston VRN, 2.27%, (1-month LIBOR plus 0.23%), 4/24/20	20,000,000	20,000,000
Credit Agricole Corporate and Investment Bank VRN, 1.97%, (SOFR plus 0.15%), 2/12/20 (LOC: Credit Agricole SA)	20,000,000	20,000,000
MUFG Union Bank N.A., 2.32%, 10/15/19	14,500,000	14,500,000
MUFG Union Bank N.A., 1.98%, 1/10/20	25,000,000	25,000,000
MUFG Union Bank N.A., 2.00%, 1/16/20	25,000,000	25,000,000
Toronto-Dominion Bank VRN, 2.10%, (Daily EFFR plus 0.27%), 3/13/20	20,000,000	20,000,000
Toronto-Dominion Bank VRN, 2.18%, (3-month LIBOR plus 0.07%), 6/8/20 (LOC: Toronto-Dominion Bank)	25,000,000	25,000,000
Toronto-Dominion Bank VRN, 2.24%, (SOFR plus 0.42%), 9/30/20 (LOC: Toronto-Dominion Bank)	20,000,000	20,000,000
Wells Fargo Bank N.A. VRN, 2.13%, (Daily EFFR plus 0.30%), 3/3/20	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		263,500,000
CORPORATE BONDS — 13.6%
CHS Properties, Inc., VRDN, 2.15%, 10/7/19 (LOC: Wells Fargo Bank N.A.)	554,000	554,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 2.04%, 10/7/19 (LOC: FHLB)	19,885,000	19,885,000
D & I Properties LLC, VRDN, 2.30%, 10/7/19 (LOC: Wells Fargo Bank N.A.)	3,250,000	3,250,000
East Grand Office Park LP, VRDN, 2.08%, 10/7/19 (LOC: FHLB)	3,720,000	3,720,000
Fiore Capital LLC, VRDN, 2.13%, 10/7/19 (LOC: Wells Fargo Bank N.A.)	13,530,000	13,530,000
First Baptist Church of Opelika, VRDN, 2.09%, 10/7/19 (LOC: FHLB)	985,000	985,000
General Secretariat of the Organization of American States, VRDN, 2.12%, 10/7/19 (LOC: Bank of America N.A.)	15,330,000	15,330,000
HHH Investment Co. LLC, VRDN, 2.40%, 10/7/19 (LOC: Bank of the West)	13,160,000	13,160,000
Labcon North America, VRDN, 2.10%, 10/7/19 (LOC: Bank of the West)	2,160,000	2,160,000
Lakeport Group LLC, VRDN, 2.10%, 10/7/19 (LOC: MUFG Union Bank N.A.)	2,985,000	2,985,000
Ness Family Partners LP, VRDN, 2.10%, 10/7/19 (LOC: Bank of the West)	5,545,000	5,545,000
Partisan Property, Inc., Series 2014, VRDN, 2.10%, 10/7/19 (LOC: Wells Fargo Bank N.A.)	6,380,000	6,380,000

7

	Principal Amount	Value
Providence Health & Services Obligated Group, VRDN, 2.16%, 10/7/19 (LOC: U.S. Bank N.A.)	$39,630,000	$39,630,000
Relay Relay LLC, VRDN, 2.04%, 10/7/19 (LOC: FHLB)	6,635,000	6,635,000
Sidal Realty Co. LP, VRDN, 1.98%, 10/7/19 (LOC: Wells Fargo Bank N.A.)	5,860,000	5,860,000
Westpac Banking Corp., 4.88%, 11/19/19	7,425,000	7,445,803
World Wildlife Fund, Inc., VRDN, 2.10%, 10/7/19 (LOC: JPMorgan Chase Bank N.A.)	46,640,000	46,640,000
TOTAL CORPORATE BONDS		193,694,803
MUNICIPAL SECURITIES — 10.5%
Alameda Public Financing Authority Rev., (Alameda Point Improvement Project), VRDN, 2.17%, 10/7/19 (LOC: MUFG Union Bank N.A.)	2,950,000	2,950,000
Alaska Housing Finance Corp. Rev., VRDN, 2.10%, 10/7/19	15,000,000	15,000,000
California Infrastructure & Economic Development Bank Rev., VRDN, 2.40%, 10/7/19 (LOC: Bank of the West)	3,365,000	3,365,000
City of Philadelphia, PA, 2.12%, 11/14/19 (LOC: TD Bank N.A.)	10,000,000	10,000,000
City of Wilkes-Barre, PA, GO, VRDN, 2.15%, 10/7/19 (LOC: PNC Bank N.A.)	1,560,000	1,560,000
Columbia County Industrial Development Agency Rev., (Columbia Memorial Hospital), VRDN, 2.27%, 10/7/19 (LOC: HSBC Bank USA N.A.)	1,380,000	1,380,000
Hesperia Public Financing Authority Rev., VRDN, 2.14%, 10/7/19 (LOC: Bank of the West)	3,205,000	3,205,000
Illinois Housing Development Authority Rev., VRDN, 2.05%, 10/7/19 (LIQ FAC: FHLB)	7,230,000	7,230,000
Illinois Housing Development Authority Rev., VRDN, 2.10%, 10/7/19 (SBBPA: FHLB)	2,700,000	2,700,000
Illinois Housing Development Authority Rev., VRDN, 2.11%, 10/7/19 (SBBPA: FHLB)	5,000,000	5,000,000
Macon-Bibb County Industrial Authority Rev., (Bass Pro Outdoor World LLC), VRDN, 2.11%, 10/7/19 (LOC: Bank of America N.A.)(2)	11,970,000	11,970,000
Massachusetts Educational Financing Authority, 2.10%, 11/5/19 (LOC: Royal Bank of Canada)	18,500,000	18,500,000
Memphis Health Educational & Housing Facility Board Rev., (Pedcor Investments 2007-CIII LP), VRDN, 2.08%, 10/7/19 (LOC: U.S. Bank N.A.)	1,305,000	1,305,000
Missouri Development Finance Board Rev., (St. Louis Center), VRDN, 2.10%, 10/7/19 (LOC: U.S. Bank N.A.)	2,230,000	2,230,000
Pasadena Public Financing Authority Rev., VRDN, 2.13%, 10/7/19 (SBBPA: Bank of the West)	7,450,000	7,450,000
South Dakota Housing Development Authority Rev., VRDN, 2.12%, 10/7/19 (SBBPA: South Dakota Housing Development Authority)	25,000,000	25,000,000
State of New York Mortgage Agency Rev., VRDN, 2.03%, 10/7/19 (SBBPA: Barclays Bank plc)	7,000,000	7,000,000
State of Texas GO, VRDN, 2.08%, 10/7/19 (SBBPA: U.S. Bank N.A.)	14,750,000	14,750,000
Traer Creek Metropolitan District Rev., VRDN, 2.10%, 10/7/19 (LOC: BNP Paribas)	7,013,000	7,013,000
Westmoreland County Industrial Development Authority Rev., (Excela Health), VRDN, 2.15%, 10/7/19 (LOC: PNC Bank N.A.)	1,425,000	1,425,000
TOTAL MUNICIPAL SECURITIES		149,033,000
U.S. TREASURY SECURITIES(1) — 9.0%
U.S. Treasury Bills, 1.96%, 10/15/19	40,000,000	39,968,302
U.S. Treasury Bills, 1.97%, 10/22/19	15,000,000	14,982,981
U.S. Treasury Notes, 3.38%, 11/15/19	7,500,000	7,508,480

8

	Principal Amount	Value
U.S. Treasury Notes, VRN, 1.91%, (3-month USBMMY), 1/31/20	$5,000,000	$4,999,731
U.S. Treasury Notes, VRN, 1.95%, (3-month USBMMY plus 0.03%), 4/30/20	15,000,000	15,000,671
U.S. Treasury Notes, VRN, 1.96%, (3-month USBMMY plus 0.04%), 7/31/20	30,000,000	29,999,802
U.S. Treasury Notes, VRN, 1.96%, (3-month USBMMY plus 0.05%), 10/31/20	10,000,000	9,999,417
U.S. Treasury Notes, VRN, 2.03%, (3-month USBMMY plus 0.12%), 1/31/21	5,000,000	4,996,010
TOTAL U.S. TREASURY SECURITIES		127,455,394
TOTAL INVESTMENT SECURITIES — 99.0%		1,405,208,189
OTHER ASSETS AND LIABILITIES — 1.0%		13,592,798
TOTAL NET ASSETS — 100.0%		$1,418,800,987

NOTES TO SCHEDULE OF INVESTMENTS
EFFR	-	Effective Federal Funds Rate
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
SOFR	-	Secured Overnight Financing Rate
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $606,499,832, which represented 42.7% of total net assets.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,405,208,189
Cash	3,154,378
Receivable for investments sold	1,396,000
Receivable for capital shares sold	9,280,489
Interest receivable	2,210,660
1,421,249,716

Liabilities
Payable for capital shares redeemed	1,762,711
Accrued management fees	661,813
Distribution and service fees payable	14,680
Dividends payable	9,525
2,448,729

Net Assets	$1,418,800,987

Net Assets Consist of:
Capital paid in	$1,418,791,841
Distributable earnings	9,146
$1,418,800,987

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,380,362,606	1,380,502,496	$1.00
A Class	$21,932,368	21,920,691	$1.00
C Class	$16,506,013	16,503,798	$1.00

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$16,990,092

Expenses:
Management fees	3,950,573
Distribution and service fees:
A Class	25,137
C Class	55,682
Trustees' fees and expenses	51,010
Other expenses	3,237
4,085,639

Net investment income (loss)	12,904,453

Net realized gain (loss) on investment transactions	2,022

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,906,475

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$12,904,453	$23,235,481
Net realized gain (loss)	2,022	9,143
Net increase (decrease) in net assets resulting from operations	12,906,475	23,244,624

Distributions to Shareholders
From earnings:
Investor Class	(12,658,691)	(22,779,012)
A Class	(162,732)	(328,127)
C Class	(83,030)	(128,342)
Decrease in net assets from distributions	(12,904,453)	(23,235,481)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	49,323,871	95,857,128

Net increase (decrease) in net assets	49,325,893	95,866,271

Net Assets
Beginning of period	1,369,475,094	1,273,608,823
End of period	$1,418,800,987	$1,369,475,094

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, A Class and C Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended September 30, 2019 was 0.57%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

14

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	335,822,165	$335,822,165	656,576,136	$656,576,136
Issued in reinvestment of distributions	12,517,234	12,517,234	22,511,234	22,511,234
Redeemed	(304,763,908)	(304,763,908)	(579,840,725)	(579,840,725)
	43,575,491	43,575,491	99,246,645	99,246,645
A Class
Sold	7,144,228	7,144,228	8,916,930	8,916,930
Issued in reinvestment of distributions	160,787	160,787	324,537	324,537
Redeemed	(5,219,942)	(5,219,942)	(13,406,255)	(13,406,255)
	2,085,073	2,085,073	(4,164,788)	(4,164,788)
C Class
Sold	5,202,730	5,202,730	5,388,586	5,388,586
Issued in reinvestment of distributions	83,023	83,023	127,980	127,980
Redeemed	(1,622,446)	(1,622,446)	(4,741,295)	(4,741,295)
	3,663,307	3,663,307	775,271	775,271
Net increase (decrease)	49,323,871	$49,323,871	95,857,128	$95,857,128

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2019, the fund had undistributed ordinary income for federal income tax purposes of $7,124.

15

7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2019(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.95%	0.58%(4)	0.58%(4)	1.88%(4)	1.88%(4)	$1,380,363
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.79%	0.58%	0.58%	1.78%	1.78%	$1,336,785
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.78%	0.58%	0.58%	0.77%	0.77%	$1,237,530
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.19%	0.58%	0.58%	0.17%	0.17%	$1,268,148
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.30%	0.58%	0.02%	(0.26)%	$1,563,574
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	0.58%	0.01%	(0.42)%	$1,813,054
A Class
2019(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.82%	0.83%(4)	0.83%(4)	1.63%(4)	1.63%(4)	$21,932
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.54%	0.83%	0.83%	1.53%	1.53%	$19,847
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.65%	0.70%	0.83%	0.65%	0.52%	$24,012
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.19%	0.58%	0.83%	0.17%	(0.08)%	$25,649
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%	0.83%	0.00%(5)	(0.51)%	$209,165
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	0.83%	0.01%	(0.67)%	$186,961

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2019(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.57%	1.33%(4)	1.33%(4)	1.13%(4)	1.13%(4)	$16,506
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.03%	1.33%	1.33%	1.03%	1.03%	$12,843
2018	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.40%	0.96%	1.33%	0.39%	0.02%	$12,067
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.19%	0.58%	1.33%	0.17%	(0.58)%	$9,958
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%	1.33%	0.00%(5)	(1.01)%	$9,526
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	1.33%	0.01%	(1.17)%	$7,146

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2019 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of

19

the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was at or above the median of the peer group for the one-, three- and ten-year periods and below the median for the five-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

20

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the

21

management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90818 1911

Semiannual Report

September 30, 2019

Short Duration Fund
Investor Class (ACSNX)
I Class (ASHHX)
A Class (ACSQX)
C Class (ACSKX)
R Class (ACSPX)
R5 Class (ACSUX)
R6 Class (ASDDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life to Maturity	2.5 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	34.1%
U.S. Treasury Securities	31.2%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	9.7%
Collateralized Loan Obligations	3.3%
Commercial Mortgage-Backed Securities	1.9%
U.S. Government Agency Mortgage-Backed Securities	0.8%
Bank Loan Obligations	0.2%
Temporary Cash Investments	3.4%
Other Assets and Liabilities	(1.0)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,019.30	$2.98	0.59%
I Class	$1,000	$1,019.80	$2.47	0.49%
A Class	$1,000	$1,018.10	$4.24	0.84%
C Class	$1,000	$1,015.20	$8.01	1.59%
R Class	$1,000	$1,017.80	$5.50	1.09%
R5 Class	$1,000	$1,020.40	$1.97	0.39%
R6 Class	$1,000	$1,020.60	$1.72	0.34%
Hypothetical
Investor Class	$1,000	$1,022.05	$2.98	0.59%
I Class	$1,000	$1,022.55	$2.48	0.49%
A Class	$1,000	$1,020.80	$4.24	0.84%
C Class	$1,000	$1,017.05	$8.02	1.59%
R Class	$1,000	$1,019.55	$5.50	1.09%
R5 Class	$1,000	$1,023.05	$1.97	0.39%
R6 Class	$1,000	$1,023.30	$1.72	0.34%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 34.1%
Aerospace and Defense — 0.7%
Boeing Co. (The), 2.70%, 5/1/22	$1,000,000	$1,019,981
United Technologies Corp., 1.50%, 11/1/19	2,000,000	1,998,740
		3,018,721
Air Freight and Logistics — 0.2%
FedEx Corp., 3.40%, 1/14/22	1,000,000	1,025,699
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	476,000	479,154
Automobiles — 2.1%
Daimler Finance North America LLC, 2.30%, 1/6/20(1)	1,000,000	1,000,180
Daimler Finance North America LLC, 3.40%, 2/22/22(1)	1,000,000	1,023,396
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	1,000,000	999,997
Ford Motor Credit Co. LLC, 2.46%, 3/27/20	1,470,000	1,468,487
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	2,000,000	2,003,614
General Motors Financial Co., Inc., 3.20%, 7/6/21	1,500,000	1,515,767
General Motors Financial Co., Inc., 4.20%, 11/6/21	1,000,000	1,031,953
		9,043,394
Banks — 7.2%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	400,000	400,936
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,000,000	1,001,253
Bank of America Corp., VRN, 3.00%, 12/20/23	2,713,000	2,772,255
Barclays Bank plc, 5.14%, 10/14/20	1,520,000	1,554,554
Barclays plc, 2.75%, 11/8/19	1,000,000	1,000,191
BB&T Corp., MTN, 2.20%, 3/16/23	2,000,000	1,998,963
Capital One N.A., 2.35%, 1/31/20	1,230,000	1,230,443
Capital One N.A., 2.25%, 9/13/21	1,000,000	1,001,207
CIT Group, Inc., 5.00%, 8/15/22	500,000	530,950
Citibank N.A., 2.125%, 10/20/20	1,000,000	1,001,070
Citibank N.A., VRN, 3.17%, 2/19/22	3,000,000	3,040,957
Discover Bank, 3.10%, 6/4/20	1,500,000	1,508,277
HSBC Bank plc, 4.125%, 8/12/20(1)	2,015,000	2,051,576
Huntington National Bank (The), 3.125%, 4/1/22	1,000,000	1,024,380
JPMorgan Chase & Co., VRN, 2.30%, 10/15/25	1,700,000	1,695,798
Lloyds Bank plc, 2.25%, 8/14/22	1,000,000	999,382
Royal Bank of Canada, 2.15%, 10/26/20	1,460,000	1,462,817
SunTrust Bank, 2.80%, 5/17/22	1,000,000	1,018,999
Synchrony Bank, 3.65%, 5/24/21	1,000,000	1,019,459
Wells Fargo & Co., MTN, 3.00%, 1/22/21	2,500,000	2,528,113
Wells Fargo Bank N.A., VRN, 2.08%, 9/9/22	2,000,000	1,995,796
		30,837,376
Beverages — 0.4%
Constellation Brands, Inc., 2.00%, 11/7/19	1,800,000	1,799,281

6

	Principal Amount	Value
Biotechnology — 0.2%
AbbVie, Inc., 2.50%, 5/14/20	$1,000,000	$1,002,384
Capital Markets — 1.1%
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	250,000	247,819
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	3,000,000	3,000,402
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	500,000	507,259
Morgan Stanley, MTN, 5.50%, 7/28/21	1,000,000	1,061,063
		4,816,543
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	960,000	1,009,200
Commercial Services and Supplies — 0.1%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	500,000	503,900
Consumer Finance — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	1,000,000	1,023,831
American Express Co., 3.00%, 2/22/21	1,000,000	1,013,124
American Express Credit Corp., MTN, 2.25%, 5/5/21	1,500,000	1,505,745
Synchrony Financial, 2.85%, 7/25/22	1,060,000	1,069,762
		4,612,462
Containers and Packaging — 1.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	800,000	821,000
Ball Corp., 4.375%, 12/15/20	1,000,000	1,023,010
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,300,000	1,368,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	872,197	875,119
		4,087,379
Diversified Financial Services — 0.5%
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	1,000,000	1,009,630
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	1,000,000	1,008,782
		2,018,412
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 2.45%, 6/30/20	1,750,000	1,754,393
AT&T, Inc., 4.45%, 5/15/21	1,500,000	1,553,759
Ooredoo International Finance Ltd., 4.75%, 2/16/21	2,200,000	2,269,889
		5,578,041
Electric Utilities — 0.2%
American Electric Power Co., Inc., 2.15%, 11/13/20	1,000,000	1,000,734
Entertainment — 0.2%
Viacom, Inc., 4.50%, 3/1/21	1,000,000	1,030,446
Equity Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp., 2.25%, 9/1/21	2,000,000	2,002,151
Equinix, Inc., 5.875%, 1/15/26	700,000	746,487
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21	1,000,000	1,024,480
VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	513,250
		4,286,368

7

	Principal Amount	Value
Food Products — 1.3%
Conagra Brands, Inc., 3.80%, 10/22/21	$1,000,000	$1,032,277
Kraft Heinz Foods Co., 5.375%, 2/10/20	1,000,000	1,009,744
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(1)	1,370,000	1,369,454
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(1)	2,000,000	1,996,604
		5,408,079
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 2.68%, 12/15/19	267,000	267,092
Health Care Providers and Services — 2.0%
Anthem, Inc., 2.50%, 11/21/20	1,000,000	1,003,688
Cigna Corp., 3.20%, 9/17/20	2,000,000	2,019,837
CVS Health Corp., 3.35%, 3/9/21	1,594,000	1,620,351
Express Scripts Holding Co., 2.60%, 11/30/20	2,000,000	2,009,223
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	850,000	860,680
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,000,000	1,010,000
		8,523,779
Hotels, Restaurants and Leisure — 0.7%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	760,000	761,976
International Game Technology plc, 6.25%, 2/15/22(1)	1,000,000	1,060,268
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	1,000,000	1,004,283
		2,826,527
Household Durables — 0.6%
D.R. Horton, Inc., 2.55%, 12/1/20	1,000,000	1,003,212
Lennar Corp., 2.95%, 11/29/20	1,500,000	1,501,800
		2,505,012
Internet and Direct Marketing Retail — 0.1%
eBay, Inc., 2.15%, 6/5/20	400,000	400,171
IT Services — 0.5%
International Business Machines Corp., 2.85%, 5/13/22	2,000,000	2,044,620
Machinery — 0.4%
Caterpillar Financial Services Corp., MTN, 1.85%, 9/4/20	860,000	858,896
Oshkosh Corp., 5.375%, 3/1/25	1,000,000	1,041,250
		1,900,146
Media — 2.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	1,000,000	1,018,750
Comcast Corp., 3.30%, 10/1/20	2,000,000	2,027,545
Discovery Communications LLC, 2.95%, 3/20/23	500,000	508,377
Interpublic Group of Cos., Inc. (The), 3.50%, 10/1/20	2,000,000	2,023,808
Time Warner Cable LLC, 4.125%, 2/15/21	1,050,000	1,069,131
VTR Finance BV, 6.875%, 1/15/24	2,100,000	2,168,250
		8,815,861
Metals and Mining — 0.6%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	700,000	737,625
HTA Group Ltd., 9.125%, 3/8/22	1,000,000	1,045,274

8

	Principal Amount	Value
Steel Dynamics, Inc., 5.25%, 4/15/23	$750,000	$764,063
		2,546,962
Multi-Utilities — 0.8%
CenterPoint Energy, Inc., 3.60%, 11/1/21	2,000,000	2,053,686
Sempra Energy, 2.85%, 11/15/20	1,500,000	1,509,676
		3,563,362
Oil, Gas and Consumable Fuels — 4.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	750,796
Antero Resources Corp., 5.375%, 11/1/21	930,000	903,263
Continental Resources, Inc., 5.00%, 9/15/22	275,000	277,611
Encana Corp., 3.90%, 11/15/21	930,000	952,983
Energy Transfer Operating LP, 4.15%, 10/1/20	1,179,000	1,196,729
Energy Transfer Operating LP, 7.50%, 10/15/20	450,000	473,017
Gazprom OAO Via Gaz Capital SA, 6.00%, 1/23/21	2,200,000	2,302,727
Lukoil International Finance BV, 6.125%, 11/9/20	2,200,000	2,290,657
MPLX LP, 5.25%, 1/15/25(1)	400,000	422,331
Occidental Petroleum Corp., 4.85%, 3/15/21	1,632,000	1,687,887
Petroleos Mexicanos, 4.875%, 1/24/22	2,050,000	2,137,125
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,310,000	1,353,568
Saudi Arabian Oil Co., 2.75%, 4/16/22	1,100,000	1,109,691
Williams Cos., Inc. (The), 4.125%, 11/15/20	1,000,000	1,015,872
Williams Cos., Inc. (The), 7.875%, 9/1/21	1,000,000	1,101,194
		17,975,451
Pharmaceuticals — 0.7%
Allergan Funding SCS, 3.00%, 3/12/20	1,000,000	1,002,973
Bristol-Myers Squibb Co., 2.60%, 5/16/22(1)	2,000,000	2,030,805
		3,033,778
Road and Rail — 0.1%
United Rentals North America, Inc., 4.625%, 7/15/23	390,000	400,081
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	2,000,000	1,993,226
Software — 0.7%
Microsoft Corp., 1.85%, 2/6/20	3,000,000	2,998,732
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	500,000	508,625
EMC Corp., 2.65%, 6/1/20	1,000,000	1,000,467
Hewlett Packard Enterprise Co., 2.10%, 10/4/19(1)	670,000	669,992
Seagate HDD Cayman, 4.25%, 3/1/22	175,000	180,340
		2,359,424
Transportation Infrastructure — 0.4%
DP World plc, 3.25%, 5/18/20	1,900,000	1,905,019
Wireless Telecommunication Services — 0.3%
VEON Holdings BV, 3.95%, 6/16/21	1,100,000	1,114,916
TOTAL CORPORATE BONDS (Cost $145,826,221)		146,731,732

9

	Principal Amount	Value
U.S. TREASURY SECURITIES — 31.2%
U.S. Treasury Bills, 2.54%, 2/27/20(2)(3)	$1,000,000	$992,642
U.S. Treasury Notes, 1.375%, 10/31/20(2)	800,000	796,359
U.S. Treasury Notes, 1.50%, 9/30/21	13,000,000	12,969,023
U.S. Treasury Notes, 2.625%, 12/15/21	22,000,000	22,487,266
U.S. Treasury Notes, 1.875%, 1/31/22	18,000,000	18,102,305
U.S. Treasury Notes, 1.50%, 9/15/22	29,700,000	29,647,793
U.S. Treasury Notes, 1.875%, 9/30/22	29,000,000	29,263,379
U.S. Treasury Notes, 2.00%, 11/30/22	3,000,000	3,038,555
U.S. Treasury Notes, 1.50%, 3/31/23	17,000,000	16,965,137
TOTAL U.S. TREASURY SECURITIES (Cost $132,947,367)		134,262,459
ASSET-BACKED SECURITIES — 16.4%
Argent Securities, Inc., Series 2004-W8, Class M1, VRN, 2.84%, (1-month LIBOR plus 0.83%), 5/25/34	2,338,980	2,353,027
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(1)	4,420,000	4,423,953
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	680,566
BMW Vehicle Owner Trust, Series 2019-A, Class A2 SEQ, 2.05%, 5/25/22	2,700,000	2,700,943
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	270,913	271,551
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	1,621,556	1,653,147
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	744,362	786,381
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 2.70%, (1-month LIBOR plus 0.65%), 4/10/31(1)	762,609	762,479
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(1)	2,550,000	2,553,870
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	189,723	189,002
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	133,922	133,211
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	300,299	301,223
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	1,865,699	1,915,090
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	2,076,125	2,075,784
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.17%, (1-month LIBOR plus 1.15%), 12/17/36(1)	2,400,000	2,398,657
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.97%, (1-month LIBOR plus 0.95%), 3/17/37(1)	2,575,000	2,549,812
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.27%, (1-month LIBOR plus 1.25%), 3/17/37(1)	2,000,000	1,997,922
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.31%, (1-month LIBOR plus 1.28%), 6/17/37(1)	1,450,000	1,446,955
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.17%, (1-month LIBOR plus 1.15%), 7/17/37(1)	1,450,000	1,450,025
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.27%, (1-month LIBOR plus 1.25%), 1/17/38(1)	2,475,000	2,472,410
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, VRN, 2.75%, 7/25/59(1)	1,030,391	1,036,184
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	282,385	281,883

10

	Principal Amount	Value
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	$587,090	$588,102
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	319,026	318,950
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	242,052	240,664
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	1,161,135	1,160,818
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	1,499,943	1,542,967
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)	1,071,078	1,074,673
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	2,125,000	2,141,351
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	1,997,569	2,010,134
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	1,250,000	1,262,259
Progress Residential Trust, Series 2018-SFR2, Class C, 4.04%, 8/17/35(1)	1,775,000	1,815,139
Progress Residential Trust, Series 2018-SFR2, Class D, 4.34%, 8/17/35(1)	1,075,000	1,108,855
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	2,700,000	2,768,120
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)	1,775,000	1,826,345
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	2,600,000	2,650,274
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	2,100,000	2,079,074
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 11/17/36(1)(4)	3,650,000	3,649,914
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	258,643	261,301
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	277,910	277,824
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	275,698	275,866
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	226,009	227,474
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	205,690	205,252
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	1,667,452	1,702,291
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(1)	470,109	480,257
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	1,307,492	1,333,222
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	918,396	922,900
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(1)	1,290,477	1,303,577
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(1)	444,315	457,355
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,014,589	1,013,145
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	674,508	675,714
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	704,868	725,043
TOTAL ASSET-BACKED SECURITIES (Cost $69,919,344)		70,532,935

11

	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.7%
Private Sponsor Collateralized Mortgage Obligations — 5.4%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.28%, 2/25/35	$237,646	$242,939
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	446,367	459,327
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	397,263	428,353
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.36%, 8/25/34	177,646	173,019
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.30%, 8/25/34	674,118	684,076
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	206,482	213,419
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	245,301	252,386
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	107,544	111,280
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	88,791	91,138
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,505	2,478
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(1)	347,009	352,061
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.99%, 8/25/35	195,832	205,110
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.71%, 1/25/37	850,084	753,372
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.60%, 5/25/34	90,079	92,982
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.91%, 1/25/35	73,323	73,369
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.48%, 9/25/35	461,585	476,211
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.26%, 8/25/35	243,320	240,511
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.98%, 10/25/29(1)	376,814	381,938
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(1)	549,632	556,557
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.73%, 11/21/34	290,964	300,137
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.45%, 2/25/35	281,546	287,065
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(1)	1,603,832	1,680,681
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.52%, (1-month LIBOR plus 1.50%), 6/25/57(1)	1,560,702	1,588,381
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(1)	587,342	599,118
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(1)	1,542,565	1,587,977
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	606,129	614,082
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(1)	813,773	826,723
12

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(1)	$489,343	$495,595
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.38%, 7/25/34	96,526	98,311
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.47%, 7/25/36	582,295	567,346
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	245,672	244,955
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.27%, 8/25/35	391,599	400,482
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.00%, 2/25/34	444,388	464,969
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 4.99%, 6/25/34	168,840	174,840
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.92%, 9/25/34	120,163	125,249
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	159,831	164,838
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	471,363	485,298
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	501,268	505,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.96%, 6/25/35	173,962	176,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.97%, 6/25/35	192,969	202,620
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, SEQ, VRN, 2.32%, (1-month LIBOR plus 0.30%), 5/25/35	296,800	286,995
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.97%, 3/25/35	215,562	222,834
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.90%, 10/25/35	1,095,481	1,129,936
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.09%, 4/25/35	166,759	170,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	71,284	71,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	557,276	560,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	42,735	42,117
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.15%, 3/25/36	656,533	655,931
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.98%, 7/25/36	3,045	3,113
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.99%, 7/25/36	5,890	6,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 5.02%, 7/25/36	7,219	7,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.71%, 9/25/36	111,023	113,495
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.60%, 10/25/36	64,128	64,300
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	46,495	46,440
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.50%, 10/25/36	340,238	341,371

13

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.85%, 12/25/36	$595,676	$594,451
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 4.99%, 3/25/36	188,882	193,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	386,338	388,743
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	122,661	125,209
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	508,794	519,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	68,880	71,009
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	208,723	209,384
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	14,799	15,090
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	96,459	98,587
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	68,325	68,558
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	17,897	18,180
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	21,289	21,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	38,792	41,339
		23,469,302
U.S. Government Agency Collateralized Mortgage Obligations — 4.3%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.27%, (1-month LIBOR plus 3.25%), 5/25/25	550,000	578,129
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.22%, (1-month LIBOR plus 1.20%), 10/25/29	2,237,011	2,245,141
FNMA, Series 2006-60, Class KF, VRN, 2.32%, (1-month LIBOR plus 0.30%), 7/25/36	632,632	631,600
FNMA, Series 2009-33, Class FB, VRN, 2.84%, (1-month LIBOR plus 0.82%), 3/25/37	729,454	746,531
FNMA, Series 2014-C02, Class 1M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	487,370	508,541
FNMA, Series 2014-C02, Class 2M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	716,622	743,284
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	20,775,670	3,625,161
FNMA, Series 2016-C03, Class 2M2, VRN, 7.92%, (1-month LIBOR plus 5.90%), 10/25/28	417,471	451,037
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	14,273,400	3,295,941
FNMA, Series 2017-C03, Class 1M2, VRN, 5.02%, (1-month LIBOR plus 3.00%), 10/25/29	1,200,000	1,248,694
FNMA, Series 2017-C05, Class 1M2, VRN, 4.22%, (1-month LIBOR plus 2.20%), 1/25/30	750,000	760,395
FNMA, Series 2018-C02, Class 2M1, VRN, 2.67%, (1-month LIBOR plus 0.65%), 8/25/30	664,190	664,246
FNMA, Series 417, Class C5, IO, 3.50%, 2/25/43	17,950,473	2,840,437
		18,339,137
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,636,797)		41,808,439

14

	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 3.3%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.71%, (3-month LIBOR plus 1.55%), 5/15/30(1)	$375,000	$369,375
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.73%, (3-month LIBOR plus 1.45%), 4/20/31(1)	600,000	588,850
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.66%, (3-month LIBOR plus 1.50%), 5/15/31(1)	725,000	715,399
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,200,000	1,176,092
Dryden 64 CLO Ltd., Series 2018-64A, Class B, VRN, 3.70%, (3-month LIBOR plus 1.40%), 4/18/31(1)	1,500,000	1,464,250
Gilbert Parl CLO Ltd., Series 2017-1A, Class B, VRN, 3.90%, (3-month LIBOR plus 1.60%), 10/15/30(1)	2,000,000	1,989,494
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.40%, (3-month LIBOR plus 1.12%), 7/20/31(1)	300,000	299,630
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.43%, (3-month LIBOR plus 1.15%), 7/20/31(1)	400,000	398,218
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.88%, (3-month LIBOR plus 1.60%), 7/20/31(1)	500,000	494,762
LCM XIV LP, Series 2014A, Class AR, VRN, 3.32%, (3-month LIBOR plus 1.04%), 7/20/31(1)	375,000	371,781
LCM XIV LP, Series 2014A, Class BR, VRN, 3.86%, (3-month LIBOR plus 1.58%), 7/20/31(1)	1,250,000	1,239,642
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.25%, (3-month LIBOR plus 0.95%), 4/19/30(1)	325,000	324,688
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.80%, (3-month LIBOR plus 1.50%), 4/19/30(1)	750,000	745,366
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(1)	1,000,000	996,405
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.28%, (3-month LIBOR plus 0.96%), 4/16/31(1)	575,000	567,822
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.35%, (3-month LIBOR plus 1.07%), 10/20/28(1)	500,000	500,914
Voya CLO Ltd., Series 2013-2A, Class A2AR, VRN, 3.68%, (3-month LIBOR plus 1.40%), 4/25/31(1)	1,000,000	977,587
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.00%, (3-month LIBOR plus 1.70%), 10/18/31(1)	750,000	745,684
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,102,857)		13,965,959
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	1,000,000	1,043,147
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	1,925,000	1,970,510
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	1,000,000	1,020,786
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.73%, (1-month LIBOR plus 0.70%), 6/15/34(1)	1,880,000	1,877,539
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 7/13/29(1)	1,400,000	1,422,118
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(1)	1,000,000	1,013,077
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,330,099)		8,347,177

15

	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.7%
FHLMC, VRN, 4.73%, (1-year H15T1Y plus 2.25%), 9/1/35	$292,534	$309,602
FHLMC, VRN, 4.65%, (12-month LIBOR plus 1.86%), 7/1/36	34,411	36,255
FHLMC, VRN, 4.53%, (12-month LIBOR plus 1.88%), 7/1/40	115,028	120,628
FHLMC, VRN, 4.06%, (12-month LIBOR plus 1.78%), 9/1/40	73,788	77,153
FHLMC, VRN, 3.80%, (12-month LIBOR plus 1.79%), 2/1/41	273,186	284,257
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	89,767	94,199
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.87%), 7/1/41	168,116	176,785
FHLMC, VRN, 4.76%, (12-month LIBOR plus 1.88%), 10/1/41	100,011	103,963
FHLMC, VRN, 2.07%, (12-month LIBOR plus 1.65%), 12/1/42	349,399	361,321
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.64%), 2/1/43	51,261	52,969
FHLMC, VRN, 4.51%, (12-month LIBOR plus 1.63%), 5/1/43	32,815	33,929
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	35,597	36,839
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	1,188	1,228
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	224,177	232,490
FNMA, VRN, 4.19%, (6-month LIBOR plus 1.57%), 6/1/35	101,342	105,103
FNMA, VRN, 4.68%, (12-month LIBOR plus 1.71%), 12/1/37	4,114	4,330
FNMA, VRN, 4.07%, (12-month LIBOR plus 1.69%), 8/1/39	38,126	39,982
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	23,734	25,130
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	349,680	359,509
FNMA, VRN, 3.01%, (12-month LIBOR plus 1.82%), 11/1/41	360,641	369,005
		2,824,677
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 5.50%, 12/1/36	1,243	1,343
FNMA, 5.00%, 7/1/20	1,869	1,929
FNMA, 3.50%, 3/1/34	369,464	385,531
FNMA, 5.50%, 7/1/36	1,941	2,157
		390,960
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,184,152)		3,215,637
BANK LOAN OBLIGATIONS(5) — 0.2%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.29%, (1-month LIBOR plus 2.25%), 1/19/24	550,000	551,892
Hotels, Restaurants and Leisure†
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.79%, (1-month LIBOR plus 2.75%), 12/22/24	7,830	7,787
Pharmaceuticals — 0.1%
Bausch Health Companies, Inc., 2018 Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 6/2/25	137,668	138,385
TOTAL BANK LOAN OBLIGATIONS (Cost $699,951)		698,064
TEMPORARY CASH INVESTMENTS — 3.4%
Credit Agricole Corporate and Investment Bank, 1.89%, 10/1/19(1)(3)	8,725,000	8,724,490
Crown Point Capital Co. LLC, 1.99%, 10/1/19(1)(3)	5,824,000	5,823,683

16

	Shares	Value
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $120,776), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $118,374)		$118,368
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,585	22,585
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,689,953)		14,689,126
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $431,336,741)		434,251,528
OTHER ASSETS AND LIABILITIES — (1.0)%		(4,406,811)
TOTAL NET ASSETS — 100.0%		$429,844,717

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	23	December 2019	$2,300,000	$2,997,188	$(21,739)
U.S. Treasury 10-Year Ultra Notes	58	December 2019	$5,800,000	8,259,562	(122,271)
U.S. Treasury 2-Year Notes	406	December 2019	$81,200,000	87,493,000	(258,892)
				$98,749,750	$(402,902)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	133	December 2019	$13,300,000	$15,846,742	$62,287

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24	$7,177,500	$(420,865)	$(96,531)	$(517,396)
Markit CDX North America Investment Grade Index Series 32	Sell	1.00%	6/20/24	$6,000,000	101,981	26,273	128,254
					$(318,884)	$(70,258)	$(389,142)

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

17

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†     Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $129,988,490, which represented 30.2% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $587,479.

(3)	The rate indicated is the yield to maturity at purchase.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $431,336,741)	$434,251,528
Receivable for investments sold	6,939,757
Receivable for capital shares sold	489,657
Interest receivable	2,096,294
443,777,236

Liabilities
Payable for investments purchased	13,339,259
Payable for capital shares redeemed	316,185
Payable for variation margin on futures contracts	8,761
Payable for variation margin on swap agreements	16,395
Accrued management fees	175,682
Distribution and service fees payable	11,169
Dividends payable	65,068
13,932,519

Net Assets	$429,844,717

Net Assets Consist of:
Capital paid in	$437,954,525
Distributable earnings	(8,109,808)
$429,844,717

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$179,990,805	17,624,456	$10.21
I Class	$123,396,726	12,082,890	$10.21
A Class	$21,664,926	2,121,634	$10.21*
C Class	$7,767,063	760,212	$10.22
R Class	$820,093	80,247	$10.22
R5 Class	$20,614,566	2,018,622	$10.21
R6 Class	$75,590,538	7,407,576	$10.20
*Maximum offering price $10.45 (net asset value divided by 0.9775).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,571,578

Expenses:
Management fees	1,050,301
Distribution and service fees:
A Class	26,790
C Class	42,281
R Class	1,961
Trustees' fees and expenses	15,225
Other expenses	1,664
1,138,222

Net investment income (loss)	4,433,356

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,230,171
Futures contract transactions	1,025,881
Swap agreement transactions	3,440
2,259,492

Change in net unrealized appreciation (depreciation) on:
Investments	2,170,576
Futures contracts	(619,502)
Swap agreements	(108,449)
1,442,625

Net realized and unrealized gain (loss)	3,702,117

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,135,473

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$4,433,356	$9,404,268
Net realized gain (loss)	2,259,492	(1,459,784)
Change in net unrealized appreciation (depreciation)	1,442,625	3,078,262
Net increase (decrease) in net assets resulting from operations	8,135,473	11,022,746

Distributions to Shareholders
From earnings:
Investor Class	(2,685,655)	(5,957,493)
I Class	(1,181,316)	(1,326,168)
A Class	(257,133)	(501,382)
C Class	(69,936)	(156,404)
R Class	(8,423)	(10,725)
R5 Class	(304,477)	(596,220)
R6 Class	(1,043,391)	(1,832,621)
Decrease in net assets from distributions	(5,550,331)	(10,381,013)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,729,827	19,284,513

Net increase (decrease) in net assets	24,314,969	19,926,246

Net Assets
Beginning of period	405,529,748	385,603,502
End of period	$429,844,717	$405,529,748

See Notes to Financial Statements.

21

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

22

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the fund.

23

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2825% to 0.4000%	0.2500% to 0.3100%	0.58%
I Class		0.1500% to 0.2100%	0.48%
A Class		0.2500% to 0.3100%	0.58%
C Class		0.2500% to 0.3100%	0.58%
R Class		0.2500% to 0.3100%	0.58%
R5 Class		0.0500% to 0.1100%	0.38%
R6 Class		0.0000% to 0.0600%	0.33%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $182,929,508, of which $117,798,477 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $145,065,863, of which $81,458,911 represented U.S. Treasury and Government Agency obligations.

24

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,990,605	$20,297,716	8,078,384	$81,587,050
Issued in reinvestment of distributions	249,647	2,546,329	560,546	5,663,161
Redeemed	(6,921,694)	(70,509,185)	(9,331,853)	(94,229,239)
	(4,681,442)	(47,665,140)	(692,923)	(6,979,028)
I Class
Sold	8,504,190	86,695,204	5,652,905	57,084,211
Issued in reinvestment of distributions	102,762	1,048,402	116,253	1,174,307
Redeemed	(2,068,675)	(21,085,913)	(4,415,843)	(44,605,117)
	6,538,277	66,657,693	1,353,315	13,653,401
A Class
Sold	377,939	3,858,900	659,617	6,654,085
Issued in reinvestment of distributions	18,205	185,651	35,909	362,717
Redeemed	(414,162)	(4,222,824)	(619,036)	(6,250,405)
	(18,018)	(178,273)	76,490	766,397
C Class
Sold	127,530	1,298,515	601,676	6,062,410
Issued in reinvestment of distributions	5,920	60,407	13,709	138,520
Redeemed	(264,338)	(2,694,296)	(657,711)	(6,639,749)
	(130,888)	(1,335,374)	(42,326)	(438,819)
R Class
Sold	18,995	193,440	42,731	432,212
Issued in reinvestment of distributions	812	8,288	1,051	10,623
Redeemed	(13,991)	(142,566)	(8,703)	(87,842)
	5,816	59,162	35,079	354,993
R5 Class
Sold	306,500	3,122,281	413,496	4,176,159
Issued in reinvestment of distributions	29,852	304,452	58,849	594,533
Redeemed	(354,054)	(3,615,137)	(577,709)	(5,832,918)
	(17,702)	(188,404)	(105,364)	(1,062,226)
R6 Class
Sold	708,889	7,228,522	2,623,219	26,458,826
Issued in reinvestment of distributions	102,348	1,043,391	181,110	1,828,198
Redeemed	(381,823)	(3,891,750)	(1,518,965)	(15,297,229)
	429,414	4,380,163	1,285,364	12,989,795
Net increase (decrease)	2,125,457	$21,729,827	1,909,635	$19,284,513

25

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$146,731,732	—
U.S. Treasury Securities	—	134,262,459	—
Asset-Backed Securities	—	70,532,935	—
Collateralized Mortgage Obligations	—	41,808,439	—
Collateralized Loan Obligations	—	13,965,959	—
Commercial Mortgage-Backed Securities	—	8,347,177	—
U.S. Government Agency Mortgage-Backed Securities	—	3,215,637	—
Bank Loan Obligations	—	698,064	—
Temporary Cash Investments	$22,585	14,666,541	—
	$22,585	$434,228,943	—
Other Financial Instruments
Futures Contracts	$62,287	—	—
Swap Agreements	—	$128,254	—
	$62,287	$128,254	—

Liabilities
Other Financial Instruments
Futures Contracts	$402,902	—	—
Swap Agreements	—	$517,396	—
	$402,902	$517,396	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $12,005,417.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $146,350,000 futures contracts purchased and $25,816,667 futures contracts sold.

Value of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	–	Payable for variation margin on swap agreements*	$16,395
Interest Rate Risk	Receivable for variation margin on futures contracts*	–	Payable for variation margin on futures contracts*	8,761
		–		$25,156

*	Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

27

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$3,440	Change in net unrealized appreciation (depreciation) on swap agreements	$(108,449)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	1,025,881	Change in net unrealized appreciation (depreciation) on futures contracts	(619,502)
		$1,029,321		$(727,951)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$431,344,956
Gross tax appreciation of investments	$4,120,300
Gross tax depreciation of investments	(1,213,728)
Net tax appreciation (depreciation) of investments	$2,906,572

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(5,354,971) and accumulated long-term capital losses of $(4,910,904), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2019, the fund had late-year ordinary loss deferrals of $(635,840), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

28

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.15	0.11	0.09	0.20	(0.14)	$10.21	1.93%	0.59%(4)	2.11%(4)	38%	$179,991
2019	$10.13	0.24	0.05	0.29	(0.27)	$10.15	2.87%	0.60%	2.39%	72%	$226,341
2018	$10.25	0.20	(0.11)	0.09	(0.21)	$10.13	0.88%	0.60%	1.94%	89%	$233,033
2017	$10.25	0.16	0.01	0.17	(0.17)	$10.25	1.65%	0.60%	1.56%	85%	$254,540
2016	$10.33	0.14	(0.05)	0.09	(0.17)	$10.25	0.87%	0.60%	1.37%	73%	$224,708
2015	$10.42	0.17	(0.06)	0.11	(0.20)	$10.33	1.02%	0.60%	1.61%	56%	$217,035
I Class
2019(3)	$10.15	0.11	0.09	0.20	(0.14)	$10.21	1.98%	0.49%(4)	2.21%(4)	38%	$123,397
2019	$10.13	0.26	0.04	0.30	(0.28)	$10.15	2.97%	0.50%	2.49%	72%	$56,264
2018(5)	$10.25	0.21	(0.12)	0.09	(0.21)	$10.13	0.92%	0.50%(4)	2.10%(4)	89%(6)	$42,466
A Class
2019(3)	$10.15	0.09	0.09	0.18	(0.12)	$10.21	1.81%	0.84%(4)	1.86%(4)	38%	$21,665
2019	$10.13	0.22	0.04	0.26	(0.24)	$10.15	2.61%	0.85%	2.14%	72%	$21,709
2018	$10.25	0.17	(0.11)	0.06	(0.18)	$10.13	0.62%	0.85%	1.69%	89%	$20,903
2017	$10.25	0.13	0.01	0.14	(0.14)	$10.25	1.40%	0.85%	1.31%	85%	$51,956
2016	$10.33	0.11	(0.05)	0.06	(0.14)	$10.25	0.62%	0.85%	1.12%	73%	$61,261
2015	$10.42	0.14	(0.06)	0.08	(0.17)	$10.33	0.77%	0.85%	1.36%	56%	$56,703

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2019(3)	$10.15	0.06	0.09	0.15	(0.08)	$10.22	1.52%	1.59%(4)	1.11%(4)	38%	$7,767
2019	$10.14	0.14	0.04	0.18	(0.17)	$10.15	1.75%	1.60%	1.39%	72%	$9,046
2018	$10.26	0.09	(0.10)	(0.01)	(0.11)	$10.14	(0.13)%	1.60%	0.94%	89%	$9,462
2017	$10.26	0.06	0.01	0.07	(0.07)	$10.26	0.64%	1.60%	0.56%	85%	$15,254
2016	$10.34	0.04	(0.05)	(0.01)	(0.07)	$10.26	(0.13)%	1.60%	0.37%	73%	$18,919
2015	$10.43	0.06	(0.06)	—	(0.09)	$10.34	0.02%	1.60%	0.61%	56%	$23,414
R Class
2019(3)	$10.15	0.08	0.10	0.18	(0.11)	$10.22	1.78%	1.09%(4)	1.61%(4)	38%	$820
2019	$10.14	0.19	0.04	0.23	(0.22)	$10.15	2.26%	1.10%	1.89%	72%	$756
2018	$10.26	0.15	(0.11)	0.04	(0.16)	$10.14	0.37%	1.10%	1.44%	89%	$399
2017	$10.26	0.11	0.01	0.12	(0.12)	$10.26	1.15%	1.10%	1.06%	85%	$522
2016	$10.34	0.09	(0.05)	0.04	(0.12)	$10.26	0.37%	1.10%	0.87%	73%	$658
2015	$10.43	0.11	(0.06)	0.05	(0.14)	$10.34	0.52%	1.10%	1.11%	56%	$1,199
R5 Class
2019(3)	$10.15	0.12	0.09	0.21	(0.15)	$10.21	2.04%	0.39%(4)	2.31%(4)	38%	$20,615
2019	$10.13	0.26	0.05	0.31	(0.29)	$10.15	3.08%	0.40%	2.59%	72%	$20,662
2018	$10.25	0.21	(0.10)	0.11	(0.23)	$10.13	1.08%	0.40%	2.14%	89%	$21,699
2017	$10.25	0.18	0.01	0.19	(0.19)	$10.25	1.85%	0.40%	1.76%	85%	$62,843
2016	$10.33	0.16	(0.05)	0.11	(0.19)	$10.25	1.07%	0.40%	1.57%	73%	$64,283
2015	$10.42	0.19	(0.06)	0.13	(0.22)	$10.33	1.22%	0.40%	1.81%	56%	$50,715

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2019(3)	$10.14	0.12	0.09	0.21	(0.15)	$10.20	2.06%	0.34%(4)	2.36%(4)	38%	$75,591
2019	$10.13	0.27	0.03	0.30	(0.29)	$10.14	3.03%	0.35%	2.64%	72%	$70,752
2018(7)	$10.27	0.16	(0.14)	0.02	(0.16)	$10.13	0.22%	0.35%(4)	2.31%(4)	89%(6)	$57,642

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through March 31, 2018.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(7)	July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

32

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

33

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

34

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Notes

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90819 1911

Semiannual Report

September 30, 2019

Short Duration Inflation Protection Bond Fund
Investor Class (APOIX)
I Class (APOHX)
Y Class (APOYX)
A Class (APOAX)
C Class (APOCX)
R Class (APORX)
R5 Class (APISX)
R6 Class (APODX)
G Class (APOGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	3.0 years
Weighted Average Life to Maturity	2.8 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	86.9%
Asset-Backed Securities	4.1%
Collateralized Mortgage Obligations	1.8%
Collateralized Loan Obligations	1.5%
Corporate Bonds	1.3%
Commercial Mortgage-Backed Securities	0.5%
Bank Loan Obligations	0.2%
Temporary Cash Investments	4.5%
Other Assets and Liabilities	(0.8)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,017.80	$2.88	0.57%
I Class	$1,000	$1,018.60	$2.37	0.47%
Y Class	$1,000	$1,019.60	$1.87	0.37%
A Class	$1,000	$1,016.00	$4.13	0.82%
C Class	$1,000	$1,012.40	$7.90	1.57%
R Class	$1,000	$1,014.70	$5.39	1.07%
R5 Class	$1,000	$1,018.60	$1.87	0.37%
R6 Class	$1,000	$1,018.60	$1.61	0.32%
G Class	$1,000	$1,021.60	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.15	$2.88	0.57%
I Class	$1,000	$1,022.65	$2.38	0.47%
Y Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,020.90	$4.14	0.82%
C Class	$1,000	$1,017.15	$7.92	1.57%
R Class	$1,000	$1,019.65	$5.40	1.07%
R5 Class	$1,000	$1,023.15	$1.87	0.37%
R6 Class	$1,000	$1,023.40	$1.62	0.32%
G Class	$1,000	$1,024.95	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 86.9%
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	$70,372,800	$70,616,750
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	362,654,250	358,917,591
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	32,580,149	32,719,427
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	123,731,349	122,618,478
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22(1)	103,390,000	102,397,766
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	115,029,701	114,612,207
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	241,762,125	239,921,508
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	111,866,319	112,862,746
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	61,740,000	62,156,360
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	204,525,600	207,897,824
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	74,771,550	75,768,985
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	21,610,800	21,616,120
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	38,997,000	39,139,740
TOTAL U.S. TREASURY SECURITIES (Cost $1,561,266,806)		1,561,245,502
ASSET-BACKED SECURITIES — 4.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	2,625,000	2,646,645
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	1,095,966	1,098,546
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	554,288	552,181
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,178,095	1,181,720
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.97%, (1-month LIBOR plus 0.95%), 3/17/37(2)	3,875,000	3,837,096
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.17%, (1-month LIBOR plus 1.15%), 7/17/37(2)	6,600,000	6,600,114
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.27%, (1-month LIBOR plus 1.25%), 1/17/38(2)	10,900,000	10,888,594
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	552,978	552,847
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	935,935	930,566
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	7,058,562	7,250,663
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(2)	7,200,000	7,308,914
Progress Residential Trust, Series 2019-SFR4, Class A SEQ, 2.69%, 11/17/36(2)(3)	15,700,000	15,699,633
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	1,042,255	1,052,966
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	262,326	262,245
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	1,117,301	1,117,984
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	790,765	789,079

6

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)	$2,233,020	$2,281,220
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	3,800,000	3,848,550
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	1,836,541	1,864,773
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	1,420,424	1,418,403
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	3,189,861	3,188,082
TOTAL ASSET-BACKED SECURITIES (Cost $74,121,728)		74,370,821
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	39,002	41,685
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.28%, 2/25/35	356,469	364,408
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	591,377	589,688
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	682,937	702,765
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.36%, 8/25/34	197,385	192,243
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	280,225	289,640
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	376,403	389,478
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.99%, 8/25/35	326,387	341,850
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.71%, 1/25/37	403,790	357,852
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	466,795	493,285
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.48%, 9/25/35	276,951	285,727
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.26%, 8/25/35	576,783	570,124
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.65%, 4/25/35	352,248	362,104
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.46%, 6/25/36	402,179	360,381
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	291,961	321,924
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.45%, 2/25/35	112,618	114,826
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.52%, (1-month LIBOR plus 1.50%), 6/25/57(2)	2,601,170	2,647,302
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	670,863	673,258
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	3,085,129	3,175,953
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	3,255,091	3,306,893
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.38%, 7/25/34	796,340	811,069

7

	Principal Amount	Value
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.76%, (1-month LIBOR plus 0.74%), 9/25/44	$443,460	$446,117
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.47%, 7/25/36	1,164,590	1,134,693
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	87,407	90,146
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	500,745	501,113
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.96%, 6/25/35	878,508	891,445
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.97%, 3/25/35	336,440	347,790
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.09%, 4/25/35	347,414	354,940
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	395,883	398,856
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	7,493	7,501
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	205,693	207,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.15%, 3/25/36	1,069,501	1,068,519
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.60%, 10/25/36	557,633	559,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	147,079	146,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.50%, 10/25/36	243,027	243,837
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 4.99%, 3/25/36	503,685	516,990
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	192,753	196,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	522,242	533,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	463,261	477,583
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	125,234	125,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	26,638	27,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	684,306	699,408
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	109,320	109,694
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	14,282	14,537
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	35,390	35,900
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.89%, 1/25/38	148,484	144,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	242,451	258,370
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	195,869	198,156
		26,128,971

8

	Principal Amount	Value
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FNMA, Series 2014-C02, Class 1M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	$1,489,986	$1,554,710
FNMA, Series 2014-C02, Class 2M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	2,171,581	2,252,376
FNMA, Series 2016-C03, Class 2M2, VRN, 7.92%, (1-month LIBOR plus 5.90%), 10/25/28	1,669,885	1,804,148
		5,611,234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,254,994)		31,740,205
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.71%, (3-month LIBOR plus 1.55%), 5/15/30(2)	1,625,000	1,600,626
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.73%, (3-month LIBOR plus 1.45%), 4/20/31(2)	3,300,000	3,238,676
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 3.66%, (3-month LIBOR plus 1.50%), 5/15/31(2)	4,525,000	4,465,075
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.83%, (3-month LIBOR plus 1.55%), 4/20/30(2)	3,000,000	2,974,968
KKR CLO Ltd., Series 2022A, Class B, VRN, 3.88%, (3-month LIBOR plus 1.60%), 7/20/31(2)	1,775,000	1,756,406
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.80%, (3-month LIBOR plus 1.50%), 4/19/30(2)	4,150,000	4,124,359
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.80%, (3-month LIBOR plus 1.50%), 4/15/31(2)	3,300,000	3,277,925
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.05%, (3-month LIBOR plus 1.75%), 4/18/31(2)	3,300,000	3,253,948
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.28%, (3-month LIBOR plus 0.96%), 4/16/31(2)	2,500,000	2,468,790
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $27,463,541)		27,160,773
CORPORATE BONDS — 1.3%
Auto Components†
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	644,000	648,267
Banks — 0.1%
Banco de Credito del Peru, 2.25%, 10/25/19(2)	1,400,000	1,403,276
Commercial Services and Supplies†
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	650,000	655,070
Containers and Packaging — 0.2%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(2)	2,000,000	2,052,500
Ball Corp., 4.375%, 12/15/20	950,000	971,859
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	998,181	1,001,525
		4,025,884
Electric Utilities — 0.1%
IPALCO Enterprises, Inc., 3.45%, 7/15/20	700,000	704,272
Health Care Providers and Services — 0.1%
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(2)	1,580,000	1,599,852
Hotels, Restaurants and Leisure†
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	580,000	581,508

9

	Principal Amount/Shares	Value
Household Durables — 0.1%
Lennar Corp., 2.95%, 11/29/20	$2,350,000	$2,352,820
Media — 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 2/15/23	2,380,000	2,424,625
Metals and Mining — 0.1%
Steel Dynamics, Inc., 5.25%, 4/15/23	1,500,000	1,528,125
Oil, Gas and Consumable Fuels — 0.3%
Encana Corp., 3.90%, 11/15/21	1,100,000	1,127,184
Energy Transfer Operating LP, 7.50%, 10/15/20	727,000	764,185
Petroleos Mexicanos, 6.00%, 3/5/20	160,000	162,280
Petroleos Mexicanos, 6.375%, 2/4/21	2,700,000	2,824,875
		4,878,524
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	900,000	915,525
EMC Corp., 2.65%, 6/1/20	1,950,000	1,950,912
Seagate HDD Cayman, 4.25%, 3/1/22	233,000	240,109
		3,106,546
TOTAL CORPORATE BONDS (Cost $23,890,640)		23,908,769
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.73%, (1-month LIBOR plus 0.70%), 6/15/34(2)	5,800,000	5,792,408
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(2)	2,750,000	2,785,961
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,575,485)		8,578,369
BANK LOAN OBLIGATIONS(4) — 0.2%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.29%, (1-month LIBOR plus 2.25%), 1/19/24	1,720,000	1,725,917
Media — 0.1%
Charter Communications Operating, LLC, 2017 Term Loan B, 4.05%, (1-month LIBOR plus 2.00%), 4/30/25	1,781,864	1,794,675
TOTAL BANK LOAN OBLIGATIONS (Cost $3,518,439)		3,520,592
TEMPORARY CASH INVESTMENTS — 4.5%
Crown Point Capital Co. LLC, 1.99%, 10/1/19(2)(5)	80,840,000	80,835,603
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,061	5,061
TOTAL TEMPORARY CASH INVESTMENTS (Cost $80,845,061)		80,840,664
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,810,936,694)		1,811,365,695
OTHER ASSETS AND LIABILITIES — (0.8)%		(14,717,069)
TOTAL NET ASSETS — 100.0%		$1,796,648,626

10

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	1,621	December 2019	$324,200,000	$349,325,500	$(992,240)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 32	Buy	(1.00)%	6/20/24	$79,000,000	$(1,208,573)	$(480,112)	$(1,688,685)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	$635	$(372,543)	$(371,908)
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	745	(709,004)	(708,259)
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	(350,590)	(349,947)
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(610)	(94,271)	(94,881)
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(698)	(182,633)	(183,331)
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(691)	(375,819)	(376,510)
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(669)	(333,116)	(333,785)
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(819)	(592,804)	(593,623)
					$(1,464)	$(3,010,780)	$(3,012,244)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(6)	CPURNSA	Receive	1.41%	8/27/20	$40,000,000	$674,898
Bank of America N.A.(6)	CPURNSA	Receive	1.49%	9/3/20	$9,700,000	122,728
Barclays Bank plc	CPURNSA	Receive	1.64%	2/3/20	$49,000,000	(58,931)
						$738,695

*Amount represents value and unrealized appreciation (depreciation).

11

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,250,388.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $208,803,126, which represented 11.6% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $835,792.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,810,936,694)	$1,811,365,695
Receivable for investments sold	4,534
Receivable for capital shares sold	578,637
Swap agreements, at value	797,626
Interest receivable	2,195,772
1,814,942,264

Liabilities
Payable for investments purchased	15,699,633
Payable for capital shares redeemed	1,557,271
Payable for variation margin on futures contracts	50,654
Payable for variation margin on swap agreements	355,126
Swap agreements, at value	58,931
Accrued management fees	549,471
Distribution and service fees payable	22,552
18,293,638

Net Assets	$1,796,648,626

Net Assets Consist of:
Capital paid in	$1,791,380,535
Distributable earnings	5,268,091
$1,796,648,626

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$624,836,356	60,731,703	$10.29
I Class	$257,920,151	24,858,701	$10.38
Y Class	$10,428,268	1,004,150	$10.39
A Class	$32,496,522	3,194,216	$10.17*
C Class	$9,793,924	998,085	$9.81
R Class	$18,430,029	1,778,230	$10.36
R5 Class	$432,300,245	41,648,351	$10.38
R6 Class	$9,933,259	956,670	$10.38
G Class	$400,509,872	38,452,935	$10.42
*Maximum offering price $10.40 (net asset value divided by 0.9775).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$32,469,942

Expenses:
Management fees	3,592,059
Distribution and service fees:
A Class	36,659
C Class	70,333
R Class	42,504
Trustees' fees and expenses	60,372
Other expenses	11,476
3,813,403
Fees waived - G Class	(630,607)
3,182,796

Net investment income (loss)	29,287,146

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(717,602)
Futures contract transactions	3,376,979
Swap agreement transactions	(1,216,052)
1,443,325

Change in net unrealized appreciation (depreciation) on:
Investments	1,920,758
Futures contracts	(1,351,837)
Swap agreements	(1,832,905)
(1,263,984)

Net realized and unrealized gain (loss)	179,341

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,466,487

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$29,287,146	$27,605,904
Net realized gain (loss)	1,443,325	(6,631,695)
Change in net unrealized appreciation (depreciation)	(1,263,984)	9,336,785
Net increase (decrease) in net assets resulting from operations	29,466,487	30,310,994

Distributions to Shareholders
From earnings:
Investor Class	—	(13,529,034)
I Class	—	(4,638,038)
Y Class	—	(57,097)
A Class	—	(494,557)
C Class	—	(254,024)
R Class	—	(254,623)
R5 Class	—	(9,029,513)
R6 Class	—	(251,819)
G Class	—	(11,509,794)
Decrease in net assets from distributions	—	(40,018,499)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	173,230,096	(54,072,974)

Net increase (decrease) in net assets	202,696,583	(63,780,479)

Net Assets
Beginning of period	1,593,952,043	1,657,732,522
End of period	$1,796,648,626	$1,593,952,043

See Notes to Financial Statements.

15

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

16

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 30% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1

17

shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2625% to 0.3800%	0.2500% to 0.3100%	0.56%
I Class		0.1500% to 0.2100%	0.46%
Y Class		0.0500% to 0.1100%	0.36%
A Class		0.2500% to 0.3100%	0.56%
C Class		0.2500% to 0.3100%	0.56%
R Class		0.2500% to 0.3100%	0.56%
R5 Class		0.0500% to 0.1100%	0.36%
R6 Class		0.0000% to 0.0600%	0.31%
G Class		0.0000% to 0.0600%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.31%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $380,755,604, of which $357,717,596 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $221,247,488, of which $154,685,355 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	22,087,202	$227,442,557	8,376,795	$84,668,535
Issued in reinvestment of distributions	—	—	1,357,528	13,511,281
Redeemed	(16,747,221)	(171,704,365)	(15,667,583)	(157,715,291)
	5,339,981	55,738,192	(5,933,260)	(59,535,475)
I Class
Sold	13,693,603	141,507,195	9,647,354	98,304,633
Issued in reinvestment of distributions	—	—	413,802	4,148,760
Redeemed	(7,129,534)	(73,497,804)	(7,196,182)	(72,676,457)
	6,564,069	68,009,391	2,864,974	29,776,936
Y Class
Sold	596,189	6,130,195	453,529	4,616,406
Issued in reinvestment of distributions	—	—	5,723	57,097
Redeemed	(30,790)	(316,885)	(35,594)	(360,515)
	565,399	5,813,310	423,658	4,312,988
A Class
Sold	1,371,240	13,908,907	1,264,895	12,630,614
Issued in reinvestment of distributions	—	—	40,163	395,548
Redeemed	(674,345)	(6,841,251)	(1,200,787)	(11,999,092)
	696,895	7,067,656	104,271	1,027,070
C Class
Sold	20,685	201,350	402,028	3,900,149
Issued in reinvestment of distributions	—	—	23,837	227,216
Redeemed	(856,811)	(8,400,118)	(911,500)	(8,833,024)
	(836,126)	(8,198,768)	(485,635)	(4,705,659)
R Class
Sold	754,319	7,808,179	657,828	6,731,539
Issued in reinvestment of distributions	—	—	20,738	208,358
Redeemed	(470,405)	(4,866,968)	(463,304)	(4,725,025)
	283,914	2,941,211	215,262	2,214,872
R5 Class
Sold	6,853,658	71,121,031	8,934,549	91,219,008
Issued in reinvestment of distributions	—	—	880,366	8,820,400
Redeemed	(2,186,142)	(22,608,395)	(6,032,967)	(61,029,129)
	4,667,516	48,512,636	3,781,948	39,010,279
R6 Class
Sold	241,323	2,485,721	552,330	5,622,664
Issued in reinvestment of distributions	—	—	22,160	221,974
Redeemed	(160,287)	(1,654,035)	(507,609)	(5,154,511)
	81,036	831,686	66,881	690,127
G Class
Sold	736,104	7,628,838	2,770,629	28,154,792
Issued in reinvestment of distributions	—	—	1,145,461	11,509,794
Redeemed	(1,458,755)	(15,114,056)	(10,462,037)	(106,528,698)
	(722,651)	(7,485,218)	(6,545,947)	(66,864,112)
Net increase (decrease)	16,640,033	$173,230,096	(5,507,848)	$(54,072,974)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,561,245,502	—
Asset-Backed Securities	—	74,370,821	—
Collateralized Mortgage Obligations	—	31,740,205	—
Collateralized Loan Obligations	—	27,160,773	—
Corporate Bonds	—	23,908,769	—
Commercial Mortgage-Backed Securities	—	8,578,369	—
Bank Loan Obligations	—	3,520,592	—
Temporary Cash Investments	$5,061	80,835,603	—
	$5,061	$1,811,360,634	—
Other Financial Instruments
Swap Agreements	—	$797,626	—

Liabilities
Other Financial Instruments
Futures Contracts	$992,240	—	—
Swap Agreements	—	$4,759,860	—
	$992,240	$4,759,860	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund.

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The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $79,000,000.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $281,566,667 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $285,133,333.

Value of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$71,912
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	50,654
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	283,214
Other Contracts	Swap agreements	$797,626	Swap agreements	58,931
		$797,626		$464,711

*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(193,740)	Change in net unrealized appreciation (depreciation) on swap agreements	$(480,112)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	3,376,979	Change in net unrealized appreciation (depreciation) on futures contracts	(1,351,837)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(1,022,312)	Change in net unrealized appreciation (depreciation) on swap agreements	(1,352,793)
		$2,160,927		$(3,184,742)

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,810,936,694
Gross tax appreciation of investments	$7,953,784
Gross tax depreciation of investments	(7,524,783)
Net tax appreciation (depreciation) of investments	$429,001

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(6,485,719) and accumulated long-term capital losses of $(14,670,377), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2019, the fund had late-year ordinary loss deferrals of $(599,948), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$10.11	0.18	—(4)	0.18	—	$10.29	1.78%	0.57%(5)	3.40%(5)	14%	$624,836
2019	$10.16	0.15	0.03	0.18	(0.23)	$10.11	1.79%	0.57%	1.49%	31%	$559,790
2018	$10.31	0.16	(0.16)	—	(0.15)	$10.16	0.05%	0.57%	1.52%	31%	$622,940
2017	$10.14	0.17	0.04	0.21	(0.04)	$10.31	2.11%	0.57%	1.69%	48%	$578,775
2016	$10.06	0.05	0.03	0.08	—	$10.14	0.80%	0.57%	0.61%	36%	$507,940
2015	$10.29	0.05	(0.17)	(0.12)	(0.11)	$10.06	(1.13)%	0.57%	0.35%	56%	$434,166
I Class
2019(3)	$10.19	0.17	0.02	0.19	—	$10.38	1.86%	0.47%(5)	3.50%(5)	14%	$257,920
2019	$10.24	0.15	0.04	0.19	(0.24)	$10.19	1.87%	0.47%	1.59%	31%	$186,378
2018(6)	$10.38	0.15	(0.13)	0.02	(0.16)	$10.24	0.22%	0.47%(5)	1.51%(5)	31%(7)	$157,963
Y Class
2019(3)	$10.19	0.17	0.03	0.20	—	$10.39	1.96%	0.37%(5)	3.60%(5)	14%	$10,428
2019	$10.24	0.15	0.05	0.20	(0.25)	$10.19	1.98%	0.37%	1.69%	31%	$4,471
2018(6)	$10.38	0.18	(0.15)	0.03	(0.17)	$10.24	0.29%	0.37%(5)	1.76%(5)	31%(7)	$155

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$10.01	0.15	0.01	0.16	—	$10.17	1.60%	0.82%(5)	3.15%(5)	14%	$32,497
2019	$10.06	0.11	0.04	0.15	(0.20)	$10.01	1.55%	0.82%	1.24%	31%	$24,988
2018	$10.21	0.13	(0.15)	(0.02)	(0.13)	$10.06	(0.21)%	0.82%	1.27%	31%	$24,073
2017	$10.04	0.15	0.04	0.19	(0.02)	$10.21	1.87%	0.82%	1.44%	48%	$46,885
2016	$9.98	0.10	(0.04)	0.06	—	$10.04	0.60%	0.82%	0.36%	36%	$53,748
2015	$10.20	0.05	(0.20)	(0.15)	(0.07)	$9.98	(1.43)%	0.82%	0.10%	56%	$117,032
C Class
2019(3)	$9.69	0.14	(0.02)	0.12	—	$9.81	1.24%	1.57%(5)	2.40%(5)	14%	$9,794
2019	$9.74	0.05	0.03	0.08	(0.13)	$9.69	0.80%	1.57%	0.49%	31%	$17,769
2018	$9.89	0.05	(0.15)	(0.10)	(0.05)	$9.74	(0.99)%	1.57%	0.52%	31%	$22,600
2017	$9.78	0.07	0.04	0.11	—	$9.89	1.12%	1.57%	0.69%	48%	$27,511
2016	$9.80	(0.02)	—	(0.02)	—	$9.78	(0.20)%	1.57%	(0.39)%	36%	$31,482
2015	$10.05	(0.03)	(0.19)	(0.22)	(0.03)	$9.80	(2.18)%	1.57%	(0.65)%	56%	$40,247
R Class
2019(3)	$10.21	0.14	0.01	0.15	—	$10.36	1.47%	1.07%(5)	2.90%(5)	14%	$18,430
2019	$10.26	0.08	0.05	0.13	(0.18)	$10.21	1.26%	1.07%	0.99%	31%	$15,253
2018	$10.41	0.11	(0.16)	(0.05)	(0.10)	$10.26	(0.45)%	1.07%	1.02%	31%	$13,120
2017	$10.25	0.13	0.03	0.16	—	$10.41	1.56%	1.07%	1.19%	48%	$12,039
2016	$10.21	—(4)	0.04	0.04	—	$10.25	0.39%	1.07%	0.11%	36%	$13,658
2015	$10.44	0.01	(0.18)	(0.17)	(0.06)	$10.21	(1.63)%	1.07%	(0.15)%	56%	$17,466

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$10.19	0.19	—(4)	0.19	—	$10.38	1.86%	0.37%(5)	3.60%(5)	14%	$432,300
2019	$10.24	0.16	0.04	0.20	(0.25)	$10.19	1.98%	0.37%	1.69%	31%	$376,691
2018	$10.39	0.18	(0.16)	0.02	(0.17)	$10.24	0.25%	0.37%	1.72%	31%	$339,844
2017	$10.22	0.19	0.04	0.23	(0.06)	$10.39	2.30%	0.37%	1.89%	48%	$664,148
2016	$10.11	0.08	0.03	0.11	—(4)	$10.22	1.10%	0.37%	0.81%	36%	$575,649
2015	$10.36	0.03	(0.13)	(0.10)	(0.15)	$10.11	(1.01)%	0.37%	0.55%	56%	$543,717
R6 Class
2019(3)	$10.19	0.19	—(4)	0.19	—	$10.38	1.86%	0.32%(5)	3.65%(5)	14%	$9,933
2019	$10.24	0.16	0.04	0.20	(0.25)	$10.19	2.03%	0.32%	1.74%	31%	$8,920
2018	$10.38	0.18	(0.14)	0.04	(0.18)	$10.24	0.29%	0.32%	1.77%	31%	$8,280
2017	$10.22	0.20	0.03	0.23	(0.07)	$10.38	2.35%	0.32%	1.94%	48%	$199,340
2016	$10.11	0.06	0.06	0.12	(0.01)	$10.22	1.15%	0.32%	0.86%	36%	$166,472
2015	$10.36	(0.07)(8)	(0.03)	(0.10)	(0.15)	$10.11	(0.94)%	0.32%	0.60%	56%	$13,937
G Class
2019(3)	$10.20	0.21	0.01	0.22	—	$10.42	2.16%	0.01%(5)(9)	3.96%(5)(9)	14%	$400,510
2019	$10.25	0.22	0.01	0.23	(0.28)	$10.20	2.34%	0.01%(10)	2.05%(10)	31%	$399,692
2018(11)	$10.31	0.14	(0.07)	0.07	(0.13)	$10.25	0.66%	0.01%(5)(12)	2.02%(5)(12)	31%(7)	$468,758

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	April 10, 2017 (commencement of sale) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(8)	Per-share amount was affected by certain income adjustments and timing of capital share transactions.

(9)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.32% and 3.65%, respectively.

(10)	The ratio of operating expenses to average net assets before expense waiver and the ratio of net investment income (loss) to average net assets before expense waiver was 0.32% and 1.74%, respectively.

(11)	July 28, 2017 (commencement of sale) through March 31, 2018.

(12)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.32% and 1.71%, respectively.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

27

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the

28

Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees,

29

costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90816 1911

Semiannual Report

September 30, 2019

Short Duration Strategic Income Fund
Investor Class (ASDVX)
I Class (ASDHX)
Y Class (ASYDX)
A Class (ASADX)
C Class (ASCDX)
R Class (ASDRX)
R5 Class (ASDJX)
R6 Class (ASXDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life to Maturity	2.4 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	50.9%
Asset-Backed Securities	16.9%
U.S. Treasury Securities	11.1%
Collateralized Loan Obligations	7.8%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	2.9%
Sovereign Governments and Agencies	1.5%
Bank Loan Obligations	0.5%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	0.2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,021.40	$2.63	0.52%
I Class	$1,000	$1,023.00	$2.12	0.42%
Y Class	$1,000	$1,022.40	$1.62	0.32%
A Class	$1,000	$1,020.20	$3.89	0.77%
C Class	$1,000	$1,016.30	$7.66	1.52%
R Class	$1,000	$1,018.90	$5.15	1.02%
R5 Class	$1,000	$1,023.50	$1.62	0.32%
R6 Class	$1,000	$1,022.70	$1.37	0.27%
Hypothetical
Investor Class	$1,000	$1,022.40	$2.63	0.52%
I Class	$1,000	$1,022.90	$2.12	0.42%
Y Class	$1,000	$1,023.40	$1.62	0.32%
A Class	$1,000	$1,021.15	$3.89	0.77%
C Class	$1,000	$1,017.40	$7.67	1.52%
R Class	$1,000	$1,019.90	$5.15	1.02%
R5 Class	$1,000	$1,023.40	$1.62	0.32%
R6 Class	$1,000	$1,023.65	$1.37	0.27%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 50.9%
Aerospace and Defense — 0.4%
United Technologies Corp., 1.50%, 11/1/19	$800,000	$799,496
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., 2.80%, 11/15/24	1,000,000	1,034,458
Airlines — 0.4%
United Airlines Holdings, Inc., 4.25%, 10/1/22	800,000	828,440
Auto Components — 0.3%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	650,000	654,307
Automobiles — 2.2%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	250,000	252,713
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	800,000	799,997
Ford Motor Credit Co. LLC, 2.46%, 3/27/20	500,000	499,486
Ford Motor Credit Co. LLC, 3.20%, 1/15/21	400,000	400,635
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	1,000,000	1,001,807
General Motors Financial Co., Inc., 3.15%, 1/15/20	700,000	701,077
General Motors Financial Co., Inc., 3.45%, 4/10/22	500,000	508,565
		4,164,280
Banks — 9.0%
Banco Santander SA, 3.50%, 4/11/22	600,000	616,009
Banistmo SA, 3.65%, 9/19/22	200,000	201,752
Bank of America Corp., MTN, VRN, 2.33%, 10/1/21	1,000,000	1,001,253
Bank of America Corp., VRN, 3.00%, 12/20/23	271,000	276,919
Barclays Bank plc, 5.14%, 10/14/20	1,300,000	1,329,553
BB&T Corp., MTN, 2.20%, 3/16/23	1,000,000	999,482
Capital One N.A., 2.35%, 1/31/20	1,000,000	1,000,360
CIT Group, Inc., 5.00%, 8/15/22	1,000,000	1,061,900
Citigroup, Inc., 2.70%, 3/30/21	600,000	605,990
Citigroup, Inc., 2.90%, 12/8/21	800,000	812,327
Discover Bank, 3.10%, 6/4/20	1,000,000	1,005,518
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	206,571
JPMorgan Chase & Co., 4.625%, 5/10/21	1,300,000	1,352,632
JPMorgan Chase & Co., VRN, 2.30%, 10/15/25	700,000	698,270
Lloyds Bank plc, 2.25%, 8/14/22	1,000,000	999,383
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	800,000	816,577
Regions Financial Corp., 2.75%, 8/14/22	1,000,000	1,015,701
U.S. Bancorp, MTN, 3.60%, 9/11/24	1,000,000	1,064,905
Wells Fargo & Co., 3.07%, 1/24/23	1,000,000	1,019,135
Wells Fargo Bank N.A., VRN, 2.08%, 9/9/22	1,000,000	997,898
		17,082,135
Beverages — 0.4%
Constellation Brands, Inc., 2.00%, 11/7/19	700,000	699,720

6

	Principal Amount	Value
Biotechnology — 2.2%
AbbVie, Inc., 2.50%, 5/14/20	$600,000	$601,430
Amgen, Inc., 2.20%, 5/11/20	1,000,000	999,849
Biogen, Inc., 3.625%, 9/15/22	575,000	598,664
Celgene Corp., 3.25%, 8/15/22	1,075,000	1,108,037
Gilead Sciences, Inc., 4.40%, 12/1/21	750,000	782,599
		4,090,579
Capital Markets — 1.0%
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(1)	500,000	495,637
Morgan Stanley, MTN, 5.50%, 7/28/21	1,300,000	1,379,383
		1,875,020
Chemicals — 0.4%
Ashland LLC, 4.75%, 8/15/22	800,000	841,000
Commercial Services and Supplies — 1.0%
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	750,000	755,850
Republic Services, Inc., 3.55%, 6/1/22	1,000,000	1,035,696
		1,791,546
Construction and Engineering — 0.1%
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	100,000	102,540
Consumer Finance — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/30/20	500,000	511,915
American Express Credit Corp., MTN, 2.20%, 3/3/20	950,000	950,278
Synchrony Financial, 2.85%, 7/25/22	1,000,000	1,009,210
		2,471,403
Containers and Packaging — 1.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	200,000	205,250
Ball Corp., 5.00%, 3/15/22	300,000	317,328
Berry Global, Inc., 5.125%, 7/15/23	750,000	772,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	750,000	789,375
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	400,000	410,500
		2,494,953
Diversified Financial Services — 0.9%
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	700,000	711,713
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	400,000	399,133
UBS Group Funding Switzerland AG, 2.95%, 9/24/20(1)	500,000	504,391
		1,615,237
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 2.45%, 6/30/20	200,000	200,502
AT&T, Inc., 4.45%, 5/15/21	500,000	517,920
AT&T, Inc., 3.875%, 8/15/21	800,000	825,391
Ooredoo International Finance Ltd., 4.75%, 2/16/21	900,000	928,591
Orange SA, 4.125%, 9/14/21	500,000	520,144
TBG Global Pte Ltd., 5.25%, 2/10/22	200,000	203,706
		3,196,254

7

	Principal Amount	Value
Electric Utilities — 0.8%
American Electric Power Co., Inc., 2.15%, 11/13/20	$600,000	$600,441
Duke Energy Corp., 3.55%, 9/15/21	250,000	255,941
Progress Energy, Inc., 3.15%, 4/1/22	700,000	714,707
		1,571,089
Energy Equipment and Services†
Transocean, Inc., 9.00%, 7/15/23(1)	75,000	78,094
Entertainment — 1.5%
Activision Blizzard, Inc., 2.30%, 9/15/21	1,075,000	1,078,032
Netflix, Inc., 5.375%, 2/1/21	450,000	465,075
Netflix, Inc., 5.50%, 2/15/22	300,000	318,000
Viacom, Inc., 3.125%, 6/15/22	900,000	909,517
		2,770,624
Equity Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp., 2.25%, 9/1/21	1,000,000	1,001,076
Crown Castle International Corp., 5.25%, 1/15/23	500,000	545,880
Equinix, Inc., 5.375%, 4/1/23	350,000	358,645
Equinix, Inc., 5.875%, 1/15/26	700,000	746,487
Essex Portfolio LP, 3.625%, 8/15/22	600,000	621,081
VEREIT Operating Partnership LP, 4.125%, 6/1/21	200,000	205,300
		3,478,469
Food Products — 0.9%
Conagra Brands, Inc., 3.80%, 10/22/21	600,000	619,366
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21(1)	1,000,000	998,302
		1,617,668
Health Care Providers and Services — 3.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	500,000	505,625
Anthem, Inc., 2.50%, 11/21/20	900,000	903,319
Cigna Corp., 3.20%, 9/17/20	900,000	908,927
CVS Health Corp., 3.35%, 3/9/21	478,000	485,902
DaVita, Inc., 5.125%, 7/15/24	500,000	509,375
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	600,000	607,538
HCA, Inc., 5.00%, 3/15/24	500,000	546,576
Tenet Healthcare Corp., 8.125%, 4/1/22	800,000	869,000
UnitedHealth Group, Inc., 2.875%, 12/15/21	1,000,000	1,019,743
		6,356,005
Hotels, Restaurants and Leisure — 1.1%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	600,000	612,750
International Game Technology plc, 6.25%, 2/15/22(1)	875,000	927,734
MGM Resorts International, 6.625%, 12/15/21	300,000	326,100
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	300,000	301,285
		2,167,869
Household Durables — 0.3%
Lennar Corp., 2.95%, 11/29/20	500,000	500,600
Insurance — 1.4%
American International Group, Inc., 4.125%, 2/15/24	485,000	519,385
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	700,000	716,321

8

	Principal Amount	Value
WR Berkley Corp., 4.625%, 3/15/22	$1,250,000	$1,321,305
		2,557,011
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	200,000	200,036
Life Sciences Tools and Services — 0.4%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	775,000	794,696
Media — 2.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	700,000	709,345
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	600,000	605,455
Comcast Corp., 3.30%, 10/1/20	1,000,000	1,013,773
CSC Holdings LLC, 6.75%, 11/15/21	710,000	766,800
DISH DBS Corp., 5.125%, 5/1/20	300,000	304,125
TEGNA, Inc., 5.125%, 7/15/20	207,000	207,466
Time Warner Cable LLC, 4.125%, 2/15/21	450,000	458,199
VTR Finance BV, 6.875%, 1/15/24	1,259,000	1,299,917
		5,365,080
Metals and Mining — 0.9%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	792,000	795,960
HTA Group Ltd., 9.125%, 3/8/22	900,000	940,747
		1,736,707
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc., 5.00%, 12/15/21	460,000	479,550
Multi-Utilities — 0.4%
Sempra Energy, 2.875%, 10/1/22	825,000	835,348
Oil, Gas and Consumable Fuels — 6.9%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	100,106
Antero Resources Corp., 5.375%, 11/1/21	500,000	485,625
Antero Resources Corp., 5.125%, 12/1/22	450,000	397,125
Cimarex Energy Co., 4.375%, 6/1/24	1,000,000	1,051,523
Encana Corp., 3.90%, 11/15/21	600,000	614,828
Energy Transfer Operating LP, 4.15%, 10/1/20	500,000	507,519
Energy Transfer Operating LP, 7.50%, 10/15/20	500,000	525,574
Gazprom OAO Via Gaz Capital SA, 6.00%, 1/23/21	900,000	942,025
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	500,000	514,384
Lukoil International Finance BV, 6.125%, 11/9/20	800,000	832,966
MPLX LP, 3.50%, 12/1/22(1)	400,000	411,668
Occidental Petroleum Corp., 4.85%, 3/15/21	558,000	577,108
Petroleos Mexicanos, 4.875%, 1/24/22	1,910,000	1,991,175
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/1/24	800,000	819,682
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	41,700	42,221
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	950,000	981,595
Saudi Arabian Oil Co., 2.75%, 4/16/22	900,000	907,929
Southwestern Energy Co., 4.10%, 3/15/22	700,000	675,500

9

	Principal Amount	Value
Williams Cos., Inc. (The), 4.125%, 11/15/20	$700,000	$711,111
		13,089,664
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	600,000	620,742
Pharmaceuticals — 0.9%
Allergan Funding SCS, 3.00%, 3/12/20	900,000	902,676
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	875,000	879,315
		1,781,991
Road and Rail — 0.4%
United Rentals North America, Inc., 4.625%, 7/15/23	400,000	410,340
United Rentals North America, Inc., 5.50%, 7/15/25	300,000	313,275
		723,615
Semiconductors and Semiconductor Equipment — 0.8%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	900,000	896,952
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	500,000	516,805
		1,413,757
Software — 0.2%
Symantec Corp., 4.20%, 9/15/20	300,000	303,823
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	300,000	305,175
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	300,000	303,907
Seagate HDD Cayman, 4.25%, 3/1/22	85,000	87,594
		696,676
Trading Companies and Distributors — 0.3%
International Lease Finance Corp., 4.625%, 4/15/21	535,000	551,064
Transportation Infrastructure — 0.5%
DP World plc, 3.25%, 5/18/20	900,000	902,378
Wireless Telecommunication Services — 1.0%
Sprint Communications, Inc., 6.00%, 11/15/22	750,000	798,750
VEON Holdings BV, 3.95%, 6/16/21	1,000,000	1,013,560
		1,812,310
TOTAL CORPORATE BONDS (Cost $95,091,611)		96,146,234
ASSET-BACKED SECURITIES — 16.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A SEQ, 2.50%, 2/20/21(1)	250,000	250,104
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(1)	1,015,000	1,015,908
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A SEQ, 2.99%, 6/20/22(1)	1,200,000	1,213,463
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A SEQ, 3.45%, 3/20/23(1)	770,000	791,848
BMW Vehicle Owner Trust, Series 2019-A, Class A2 SEQ, 2.05%, 5/25/22	1,200,000	1,200,419
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	221,656	223,753
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(1)	24,628	24,686
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	540,519	551,049

10

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2019-1, Class A2 SEQ, 2.98%, 10/22/24(1)	$1,100,000	$1,113,731
Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, VRN, 2.70%, (1-month LIBOR plus 0.65%), 4/10/31(1)	238,315	238,275
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(1)	1,525,000	1,527,314
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	148,802	148,237
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	29,760	29,602
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	1,154,995	1,158,549
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	415,798	416,773
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	649,850	667,054
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	889,768	889,622
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3 SEQ, 2.83%, 3/20/23	700,000	712,558
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.875%, (1-month LIBOR plus 0.85%), 12/17/36(1)	2,073,586	2,077,503
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.17%, (1-month LIBOR plus 1.15%), 12/17/36(1)	625,000	624,650
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.72%, (1-month LIBOR plus 0.70%), 3/17/37(1)	950,783	940,421
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.97%, (1-month LIBOR plus 0.95%), 3/17/37(1)	325,000	321,821
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.27%, (1-month LIBOR plus 1.25%), 3/17/37(1)	860,000	859,106
Invitation Homes Trust, Series 2018-SFR2, Class A, VRN, 2.93%, (1-month LIBOR plus 0.90%), 6/17/37(1)	1,429,397	1,431,686
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.11%, (1-month LIBOR plus 1.08%), 6/17/37(1)	150,000	149,280
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.31%, (1-month LIBOR plus 1.28%), 6/17/37(1)	175,000	174,633
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 3.02%, (1-month LIBOR plus 1.00%), 7/17/37(1)	962,836	962,835
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.17%, (1-month LIBOR plus 1.15%), 7/17/37(1)	200,000	200,003
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.27%, (1-month LIBOR plus 1.25%), 1/17/38(1)	400,000	399,581
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	73,715	73,584
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	41,199	41,270
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	16,137	16,044
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(1)	265,332	265,259
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	224,991	231,445
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(1)	998,785	1,005,067
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	477,000	480,294
Progress Residential Trust, Series 2018-SFR1, Class C, 3.68%, 3/17/35(1)	125,000	126,226
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	150,000	152,191

11

	Principal Amount	Value
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	$400,000	$410,092
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(1)	275,000	282,955
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(1)	700,000	720,755
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(1)	800,000	812,102
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	900,000	917,403
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	1,750,000	1,732,562
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	20,487	20,697
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	25,973	25,965
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	30,116	30,081
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	72,552	72,596
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	13,713	13,683
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	146,736	149,802
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class C, 4.17%, 9/20/35(1)	205,673	209,720
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	370,483	375,628
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(1)	592,772	603,068
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	918,396	922,900
Verizon Owner Trust, Series 2019-A, Class A1A SEQ, 2.93%, 9/20/23	1,000,000	1,018,500
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	169,098	168,857
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)	337,254	337,066
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	70,261	70,387
VSE VOI Mortgage LLC, Series 2018-A, Class A SEQ, 3.56%, 2/20/36(1)	335,651	347,260
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	83,913	86,315
TOTAL ASSET-BACKED SECURITIES (Cost $31,764,203)		32,034,238
U.S. TREASURY SECURITIES — 11.1%
U.S. Treasury Bills, 2.55%, 1/30/20(2)	3,000,000	2,982,094
U.S. Treasury Notes, 2.50%, 1/31/21(3)	13,400,000	13,528,504
U.S. Treasury Notes, 2.25%, 4/30/21	3,500,000	3,528,506
U.S. Treasury Notes, 2.625%, 12/15/21	1,000,000	1,022,148
TOTAL U.S. TREASURY SECURITIES (Cost $20,943,834)		21,061,252
COLLATERALIZED LOAN OBLIGATIONS — 7.8%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.71%, (3-month LIBOR plus 1.55%), 5/15/30(1)	1,000,000	985,000
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	980,077

12

	Principal Amount	Value
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.39%, (3-month LIBOR plus 1.11%), 1/22/31(1)	$1,500,000	$1,494,106
CIFC Funding Ltd., Series 2016-1A, Class BR, VRN, 0.00%, (3-month LIBOR plus 1.95%), 10/21/31(1)	1,750,000	1,750,000
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.27%, (3-month LIBOR plus 0.97%), 4/15/31(1)	1,200,000	1,190,213
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.27%, (3-month LIBOR plus 0.97%), 4/18/31(1)	1,500,000	1,483,760
Gilbert Parl CLO Ltd., Series 2017-1A, Class B, VRN, 3.90%, (3-month LIBOR plus 1.60%), 10/15/30(1)	1,750,000	1,740,808
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.37%, (3-month LIBOR plus 1.07%), 1/18/31(1)	1,750,000	1,746,596
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(1)	1,550,000	1,544,427
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.05%, (3-month LIBOR plus 1.75%), 4/18/31(1)	350,000	345,116
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.28%, (3-month LIBOR plus 0.96%), 4/16/31(1)	1,500,000	1,481,274
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,742,706)		14,741,377
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Private Sponsor Collateralized Mortgage Obligations — 2.5%
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.79%, 6/25/34	25,846	26,154
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.28%, 2/25/35	47,529	48,588
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	68,994	68,797
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	17,073	17,569
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.30%, 8/25/34	50,559	51,306
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	55,308	57,166
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	65,589	67,483
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.71%, 1/25/37	36,129	32,018
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/25/47(1)	1,465,555	1,496,176
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.48%, 9/25/35	34,619	35,716
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.55%, 9/25/35	116,831	120,107
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.45%, 2/25/35	22,524	22,911
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(1)	727,355	736,898
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.76%, (1-month LIBOR plus 0.74%), 9/25/44	87,108	87,630
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	42,115	41,992
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.00%, 2/25/34	5,668	5,931
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.92%, 9/25/34	18,024	18,787

13

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.97%, 3/25/35	$33,644	$34,779
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.90%, 10/25/35	86,943	89,678
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	1,150,340	1,157,205
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.99%, 7/25/36	815	839
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 5.18%, 7/25/36	2,248	2,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	18,081	18,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.50%, 10/25/36	78,498	78,759
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.85%, 12/25/36	134,409	134,132
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	51,512	51,832
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	32,640	33,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	10,359	10,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	71,331	71,986
		4,618,670
U.S. Government Agency Collateralized Mortgage Obligations — 4.8%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.27%, (1-month LIBOR plus 3.25%), 5/25/25	100,000	105,114
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.22%, (1-month LIBOR plus 1.20%), 10/25/29	693,474	695,994
FHLMC, Series 2018-DNA1, Class M2, VRN, 3.82%, (1-month LIBOR plus 1.80%), 7/25/30	1,300,000	1,301,439
FHLMC, Series 2019-DNA1, Class M1, VRN, 2.92%, (1-month LIBOR plus 0.90%), 1/25/49(1)	937,483	939,233
FNMA, Series 2014-C02, Class 2M2, VRN, 4.62%, (1-month LIBOR plus 2.60%), 5/25/24	253,351	262,777
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	3,208,992	559,939
FNMA, Series 2016-C03, Class 2M2, VRN, 7.92%, (1-month LIBOR plus 5.90%), 10/25/28	41,747	45,104
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	2,394,288	552,877
FNMA, Series 2017-C03, Class 1M1, VRN, 2.97%, (1-month LIBOR plus 0.95%), 10/25/29	1,188,212	1,190,472
FNMA, Series 2017-C05, Class 1M2, VRN, 4.22%, (1-month LIBOR plus 2.20%), 1/25/30	350,000	354,851
FNMA, Series 2017-C07, Class 1M1, VRN, 2.67%, (1-month LIBOR plus 0.65%), 5/25/30	1,517,090	1,517,707
FNMA, Series 2018-C01, Class 1M1, VRN, 2.62%, (1-month LIBOR plus 0.60%), 7/25/30	749,003	748,930
FNMA, Series 2018-C02, Class 2M1, VRN, 2.67%, (1-month LIBOR plus 0.65%), 8/25/30	490,980	491,021
FNMA, Series 417, Class C5, IO, 3.50%, 2/25/43	2,419,781	382,900
		9,148,358
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,691,108)		13,767,028

14

	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.9%
BX Commercial Mortgage Trust, Series 2018-IND, Class A, VRN, 2.78%, (1-month LIBOR plus 0.75%), 11/15/35(1)	$785,279	$786,037
BX Trust, Series 2018-MCSF, Class A, VRN, 2.60%, (1-month LIBOR plus 0.58%), 4/15/35(1)	600,000	598,845
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	75,000	80,685
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	250,000	256,306
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.73%, (1-month LIBOR plus 0.70%), 6/15/34(1)	1,000,000	998,691
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	1,750,000	1,859,564
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	250,000	265,050
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.19%, 12/15/46	190,000	206,150
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 7/13/29(1)	400,000	406,319
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,411,850)		5,457,647
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Egypt — 0.5%
Egypt Government International Bond, 6.125%, 1/31/22	1,000,000	1,033,000
Hungary — 0.5%
Hungary Government International Bond, 6.375%, 3/29/21	800,000	850,001
Oman — 0.4%
Oman Government International Bond, 4.125%, 1/17/23	800,000	800,331
South Africa — 0.1%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	200,000	202,351
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,804,356)		2,885,683
BANK LOAN OBLIGATIONS(4) — 0.5%
Diversified Telecommunication Services — 0.1%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.29%, (1-month LIBOR plus 2.25%), 1/19/24	250,000	250,860
Health Care Providers and Services — 0.2%
Acadia Healthcare Company, Inc., 2018 Term Loan B4, 4.54%, (1-month LIBOR plus 2.50%), 2/16/23	297,708	298,523
Hotels, Restaurants and Leisure — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.79%, (1-month LIBOR plus 2.75%), 12/22/24	196,739	195,670
Pharmaceuticals — 0.1%
Bausch Health Companies Inc., 2018 Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 6/2/25	145,651	146,409
TOTAL BANK LOAN OBLIGATIONS (Cost $891,720)		891,462

15

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $1,541,534), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $1,510,878)		$1,510,802
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $255,466), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $249,006)		249,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,846	1,846
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,761,648)		1,761,648
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $187,103,036)		188,746,569
OTHER ASSETS AND LIABILITIES — 0.2%		287,120
TOTAL NET ASSETS — 100.0%		$189,033,689

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	58	December 2019	$5,800,000	$7,558,125	$(85,412)
U.S. Treasury 2-Year Notes	108	December 2019	$21,600,000	23,274,000	(55,425)
				$30,832,125	$(140,837)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24	$3,276,900	$(192,128)	$(44,090)	$(236,218)

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

16

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $57,699,397, which represented 30.5% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $277,672.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (cost of $187,103,036)	$188,746,569
Receivable for investments sold	1,458,010
Receivable for capital shares sold	526,973
Interest receivable	1,249,673
191,981,225

Liabilities
Payable for investments purchased	2,573,483
Payable for capital shares redeemed	278,691
Payable for variation margin on futures contracts	7,906
Payable for variation margin on swap agreements	9,979
Accrued management fees	69,708
Distribution and service fees payable	4,034
Dividends payable	3,735
2,947,536

Net Assets	$189,033,689

Net Assets Consist of:
Capital paid in	$188,891,623
Distributable earnings	142,066
$189,033,689

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$70,133,596	7,328,023	$9.57
I Class	$105,688,937	11,048,593	$9.57
Y Class	$5,342	558	$9.57
A Class	$10,239,482	1,070,006	$9.57*
C Class	$1,850,310	193,314	$9.57
R Class	$711,647	74,339	$9.57
R5 Class	$231,214	24,146	$9.58
R6 Class	$173,161	18,087	$9.57
*Maximum offering price $9.79 (net asset value divided by 0.9775).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,646,058

Expenses:
Management fees	461,271
Distribution and service fees:
A Class	9,389
C Class	6,710
R Class	1,733
Trustees' fees and expenses	6,033
Other expenses	1,549
486,685
Fees waived(1)	(75,582)
411,103

Net investment income (loss)	2,234,955

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	172,349
Futures contract transactions	203,436
Swap agreement transactions	(72,383)
303,402

Change in net unrealized appreciation (depreciation) on:
Investments	1,266,891
Futures contracts	(140,837)
Swap agreements	(44,090)
1,081,964

Net realized and unrealized gain (loss)	1,385,366

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,620,321

(1)	Amount consists of $33,158, $37,947, $2, $3,380, $604, $312, $103 and $76 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$2,234,955	$2,040,848
Net realized gain (loss)	303,402	(639,018)
Change in net unrealized appreciation (depreciation)	1,081,964	967,929
Net increase (decrease) in net assets resulting from operations	3,620,321	2,369,759

Distributions to Shareholders
From earnings:
Investor Class	(1,025,499)	(1,621,171)
I Class	(1,199,761)	(284,223)
Y Class	(78)	(163)
A Class	(94,290)	(82,054)
C Class	(11,897)	(13,047)
R Class	(7,873)	(13,077)
R5 Class	(3,409)	(94,981)
R6 Class	(2,552)	(19,210)
Decrease in net assets from distributions	(2,345,359)	(2,127,926)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	56,406,171	86,266,023

Net increase (decrease) in net assets	57,681,133	86,507,856

Net Assets
Beginning of period	131,352,556	44,844,700
End of period	$189,033,689	$131,352,556

See Notes to Financial Statements.

20

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

21

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

22

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended September 30, 2019, the investment advisor agreed to waive 0.09% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2019 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.60%	0.51%
I Class	0.50%	0.41%
Y Class	0.40%	0.31%
A Class	0.60%	0.51%
C Class	0.60%	0.51%
R Class	0.60%	0.51%
R5 Class	0.40%	0.31%
R6 Class	0.35%	0.26%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $87,739,142, of which $17,285,814 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $30,711,565, of which $11,280,742 represented U.S. Treasury and Government Agency obligations.

23

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,841,074	$36,615,455	11,675,445	$110,364,198
Issued in reinvestment of distributions	105,011	1,002,487	164,600	1,556,473
Redeemed	(8,186,593)	(77,882,536)	(3,626,603)	(34,354,138)
	(4,240,508)	(40,264,594)	8,213,442	77,566,533
I Class
Sold	11,618,589	110,509,602	3,136,773	29,693,845
Issued in reinvestment of distributions	125,619	1,199,761	30,064	284,218
Redeemed	(2,114,030)	(20,155,460)	(1,750,401)	(16,472,725)
	9,630,178	91,553,903	1,416,436	13,505,338
Y Class
Issued in reinvestment of distributions	8	78	17	163
A Class
Sold	655,412	6,256,566	667,365	6,311,533
Issued in reinvestment of distributions	9,607	91,757	8,501	80,380
Redeemed	(213,123)	(2,030,063)	(482,972)	(4,587,944)
	451,896	4,318,260	192,894	1,803,969
C Class
Sold	146,044	1,396,955	121,672	1,145,675
Issued in reinvestment of distributions	1,245	11,897	1,376	13,006
Redeemed	(68,701)	(657,006)	(50,064)	(474,458)
	78,588	751,846	72,984	684,223
R Class
Sold	4,323	41,367	75,683	717,329
Issued in reinvestment of distributions	824	7,873	1,378	13,028
Redeemed	(1,422)	(13,562)	(12,566)	(118,977)
	3,725	35,678	64,495	611,380
R5 Class
Sold	—	—	3,193	30,373
Issued in reinvestment of distributions	357	3,409	9,946	94,437
Redeemed	(47)	(454)	(751,573)	(7,129,387)
	310	2,955	(738,434)	(7,004,577)
R6 Class
Sold	573	5,493	5,263	49,865
Issued in reinvestment of distributions	267	2,552	2,016	19,129
Redeemed	—	—	(102,321)	(970,000)
	840	8,045	(95,042)	(901,006)
Net increase (decrease)	5,925,037	$56,406,171	9,126,792	$86,266,023
24

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$96,146,234	—
Asset-Backed Securities	—	32,034,238	—
U.S. Treasury Securities	—	21,061,252	—
Collateralized Loan Obligations	—	14,741,377	—
Collateralized Mortgage Obligations	—	13,767,028	—
Commercial Mortgage-Backed Securities	—	5,457,647	—
Sovereign Governments and Agencies	—	2,885,683	—
Bank Loan Obligations	—	891,462	—
Temporary Cash Investments	$1,846	1,759,802	—
	$1,846	$188,744,723	—
Liabilities
Other Financial Instruments
Futures Contracts	$140,837	—	—
Swap Agreements	—	$236,218	—
	$140,837	$236,218	—

25

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $7,141,260.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $20,200,000 futures contracts purchased.

Value of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$9,979
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	7,906
		—		$17,885

* Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(72,383)	Change in net unrealized appreciation (depreciation) on swap agreements	$(44,090)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	203,436	Change in net unrealized appreciation (depreciation) on futures contracts	(140,837)
		$131,053		$(184,927)

8. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$187,114,782
Gross tax appreciation of investments	$1,917,385
Gross tax depreciation of investments	(285,598)
Net tax appreciation (depreciation) of investments	$1,631,787

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(471,131) and accumulated long-term capital losses of $(1,024,350), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.50	0.13	0.07	0.20	(0.13)	—	(0.13)	$9.57	2.14%	0.52%(4)	0.61%(4)	2.64%(4)	2.55%(4)	20%	$70,134
2019	$9.53	0.28	(0.02)	0.26	(0.29)	—	(0.29)	$9.50	2.75%	0.58%	0.66%	2.97%	2.89%	61%	$109,863
2018	$9.60	0.23	(0.09)	0.14	(0.21)	—	(0.21)	$9.53	1.50%	0.63%	0.75%	2.43%	2.31%	57%	$31,975
2017	$9.31	0.24	0.31	0.55	(0.25)	(0.01)	(0.26)	$9.60	5.96%	0.60%	0.75%	2.54%	2.39%	29%	$11,304
2016	$9.75	0.26	(0.38)	(0.12)	(0.32)	—	(0.32)	$9.31	(1.26)%	0.60%	0.75%	2.69%	2.54%	19%	$4,927
2015(5)	$10.00	0.18	(0.20)	(0.02)	(0.23)	—	(0.23)	$9.75	(0.16)%	0.61%(4)	0.75%(4)	2.78%(4)	2.64%(4)	18%	$9,879
I Class
2019(3)	$9.49	0.13	0.09	0.22	(0.14)	—	(0.14)	$9.57	2.30%	0.42%(4)	0.51%(4)	2.74%(4)	2.65%(4)	20%	$105,689
2019	$9.53	0.29	(0.03)	0.26	(0.30)	—	(0.30)	$9.49	2.75%	0.48%	0.56%	3.07%	2.99%	61%	$13,463
2018(6)	$9.61	0.24	(0.11)	0.13	(0.21)	—	(0.21)	$9.53	1.39%	0.53%(4)	0.65%(4)	2.56%(4)	2.44%(4)	57%(7)	$19
Y Class
2019(3)	$9.50	0.14	0.07	0.21	(0.14)	—	(0.14)	$9.57	2.24%	0.32%(4)	0.41%(4)	2.84%(4)	2.75%(4)	20%	$5
2019	$9.53	0.29	(0.02)	0.27	(0.30)	—	(0.30)	$9.50	2.92%	0.38%	0.46%	3.17%	3.09%	61%	$5
2018(6)	$9.61	0.25	(0.11)	0.14	(0.22)	—	(0.22)	$9.53	1.49%	0.43%(4)	0.55%(4)	2.62%(4)	2.50%(4)	57%(7)	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.50	0.11	0.08	0.19	(0.12)	—	(0.12)	$9.57	2.02%	0.77%(4)	0.86%(4)	2.39%(4)	2.30%(4)	20%	$10,239
2019	$9.53	0.26	(0.03)	0.23	(0.26)	—	(0.26)	$9.50	2.50%	0.83%	0.91%	2.72%	2.64%	61%	$5,870
2018	$9.60	0.21	(0.09)	0.12	(0.19)	—	(0.19)	$9.53	1.25%	0.88%	1.00%	2.18%	2.06%	57%	$4,052
2017	$9.31	0.22	0.31	0.53	(0.23)	(0.01)	(0.24)	$9.60	5.69%	0.85%	1.00%	2.29%	2.14%	29%	$9,669
2016	$9.75	0.23	(0.38)	(0.15)	(0.29)	—	(0.29)	$9.31	(1.50)%	0.85%	1.00%	2.44%	2.29%	19%	$9,901
2015(5)	$10.00	0.17	(0.20)	(0.03)	(0.22)	—	(0.22)	$9.75	(0.33)%	0.86%(4)	1.00%(4)	2.53%(4)	2.39%(4)	18%	$7,288
C Class
2019(3)	$9.50	0.08	0.07	0.15	(0.08)	—	(0.08)	$9.57	1.63%	1.52%(4)	1.61%(4)	1.64%(4)	1.55%(4)	20%	$1,850
2019	$9.53	0.19	(0.03)	0.16	(0.19)	—	(0.19)	$9.50	1.73%	1.58%	1.66%	1.97%	1.89%	61%	$1,090
2018	$9.60	0.14	(0.09)	0.05	(0.12)	—	(0.12)	$9.53	0.49%	1.63%	1.75%	1.43%	1.31%	57%	$398
2017	$9.31	0.15	0.30	0.45	(0.15)	(0.01)	(0.16)	$9.60	4.91%	1.60%	1.75%	1.54%	1.39%	29%	$1,206
2016	$9.75	0.16	(0.38)	(0.22)	(0.22)	—	(0.22)	$9.31	(2.24)%	1.60%	1.75%	1.69%	1.54%	19%	$1,104
2015(5)	$10.00	0.12	(0.20)	(0.08)	(0.17)	—	(0.17)	$9.75	(0.83)%	1.61%(4)	1.75%(4)	1.78%(4)	1.64%(4)	18%	$1,009
R Class
2019(3)	$9.50	0.10	0.08	0.18	(0.11)	—	(0.11)	$9.57	1.89%	1.02%(4)	1.11%(4)	2.14%(4)	2.05%(4)	20%	$712
2019	$9.53	0.24	(0.03)	0.21	(0.24)	—	(0.24)	$9.50	2.24%	1.08%	1.16%	2.47%	2.39%	61%	$671
2018	$9.60	0.19	(0.09)	0.10	(0.17)	—	(0.17)	$9.53	1.00%	1.13%	1.25%	1.93%	1.81%	57%	$58
2017	$9.31	0.19	0.31	0.50	(0.20)	(0.01)	(0.21)	$9.60	5.43%	1.10%	1.25%	2.04%	1.89%	29%	$1,032
2016	$9.75	0.21	(0.38)	(0.17)	(0.27)	—	(0.27)	$9.31	(1.75)%	1.10%	1.25%	2.19%	2.04%	19%	$979
2015(5)	$10.00	0.15	(0.20)	(0.05)	(0.20)	—	(0.20)	$9.75	(0.49)%	1.11%(4)	1.25%(4)	2.28%(4)	2.14%(4)	18%	$995

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2019(3)	$9.50	0.14	0.08	0.22	(0.14)	—	(0.14)	$9.58	2.35%	0.32%(4)	0.41%(4)	2.84%(4)	2.75%(4)	20%	$231
2019	$9.53	0.28	—(8)	0.28	(0.31)	—	(0.31)	$9.50	2.96%	0.38%	0.46%	3.17%	3.09%	61%	$226
2018	$9.60	0.25	(0.09)	0.16	(0.23)	—	(0.23)	$9.53	1.71%	0.43%	0.55%	2.63%	2.51%	57%	$7,267
2017	$9.31	0.26	0.31	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.17%	0.40%	0.55%	2.74%	2.59%	29%	$7,146
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	—	(0.34)	$9.31	(1.06)%	0.40%	0.55%	2.89%	2.74%	19%	$6,729
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	—	(0.25)	$9.75	(0.02)%	0.41%(4)	0.55%(4)	2.98%(4)	2.84%(4)	18%	$7,301
R6 Class
2019(3)	$9.50	0.14	0.07	0.21	(0.14)	—	(0.14)	$9.57	2.27%	0.27%(4)	0.36%(4)	2.89%(4)	2.80%(4)	20%	$173
2019	$9.53	0.29	(0.01)	0.28	(0.31)	—	(0.31)	$9.50	3.01%	0.33%	0.41%	3.22%	3.14%	61%	$164
2018	$9.60	0.26	(0.09)	0.17	(0.24)	—	(0.24)	$9.53	1.76%	0.38%	0.50%	2.68%	2.56%	57%	$1,070
2017	$9.31	0.27	0.30	0.57	(0.27)	(0.01)	(0.28)	$9.60	6.22%	0.35%	0.50%	2.79%	2.64%	29%	$1,052
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	—	(0.34)	$9.31	(1.01)%	0.35%	0.50%	2.94%	2.79%	19%	$990
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	—	(0.25)	$9.75	0.01%	0.36%(4)	0.50%(4)	3.03%(4)	2.89%(4)	18%	$1,000

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	July 28, 2014 (fund inception) through March 31, 2015.

(6)	April 10, 2017 (commencement of sale) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

(8)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of

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the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.09% (e.g., the Investor Class unified fee will be reduced from 0.60% to 0.51%) for at least one year, beginning August 1, 2019. The Board concluded that the management fee paid by the

34

Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Notes

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90820 1911

Semiannual Report

September 30, 2019

Strategic Income Fund
Investor Class (ASIEX)
I Class (ASIGX)
Y Class (ASYIX)
A Class (ASIQX)
C Class (ASIHX)
R Class (ASIWX)
R5 Class (ASIJX)
R6 Class (ASIPX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
Portfolio at a Glance
Average Duration (effective)	3.8 years
Weighted Average Life to Maturity	5.7 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	39.7%
U.S. Treasury Securities	18.1%
Asset-Backed Securities	8.3%
Collateralized Loan Obligations	7.7%
Collateralized Mortgage Obligations	7.2%
Affiliated Funds	5.2%
Commercial Mortgage-Backed Securities	3.7%
Sovereign Governments and Agencies	2.4%
Preferred Stocks	1.1%
Bank Loan Obligations	0.4%
Temporary Cash Investments	6.6%
Temporary Cash Investments - Securities Lending Collateral	1.1%
Other Assets and Liabilities	(1.5)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,041.10	$3.62	0.71%
I Class	$1,000	$1,040.60	$3.11	0.61%
Y Class	$1,000	$1,042.30	$2.60	0.51%
A Class	$1,000	$1,039.80	$4.90	0.96%
C Class	$1,000	$1,035.90	$8.70	1.71%
R Class	$1,000	$1,038.50	$6.17	1.21%
R5 Class	$1,000	$1,042.10	$2.60	0.51%
R6 Class	$1,000	$1,042.40	$2.35	0.46%
Hypothetical
Investor Class	$1,000	$1,021.45	$3.59	0.71%
I Class	$1,000	$1,021.95	$3.08	0.61%
Y Class	$1,000	$1,022.45	$2.58	0.51%
A Class	$1,000	$1,020.20	$4.85	0.96%
C Class	$1,000	$1,016.45	$8.62	1.71%
R Class	$1,000	$1,018.95	$6.11	1.21%
R5 Class	$1,000	$1,022.45	$2.58	0.51%
R6 Class	$1,000	$1,022.70	$2.33	0.46%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 39.7%
Aerospace and Defense — 0.3%
Lockheed Martin Corp., 3.80%, 3/1/45	$75,000	$83,781
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	61,000	61,915
Automobiles — 1.5%
Ford Motor Co., 4.35%, 12/8/26(1)	200,000	200,481
General Motors Financial Co., Inc., 3.70%, 5/9/23	250,000	256,047
		456,528
Banks — 3.0%
Bank of America Corp., MTN, VRN, 3.82%, 1/20/28	150,000	161,323
Barclays Bank plc, 5.14%, 10/14/20	100,000	102,273
BBVA Bancomer SA, 7.25%, 4/22/20	100,000	102,450
CIT Group, Inc., 5.00%, 8/15/22	125,000	132,737
Citigroup, Inc., VRN, 3.52%, 10/27/28	140,000	146,776
JPMorgan Chase & Co., VRN, 2.30%, 10/15/25	100,000	99,753
Regions Financial Corp., 3.80%, 8/14/23	150,000	158,337
		903,649
Biotechnology — 1.3%
AbbVie, Inc., 3.60%, 5/14/25	200,000	208,135
Amgen, Inc., 4.66%, 6/15/51	150,000	174,919
		383,054
Building Products — 0.4%
Masco Corp., 4.45%, 4/1/25	100,000	108,391
Chemicals — 0.4%
Ashland LLC, 4.75%, 8/15/22	125,000	131,406
Commercial Services and Supplies — 0.4%
Covanta Holding Corp., 5.875%, 3/1/24	125,000	129,063
Consumer Finance — 0.9%
Discover Financial Services, 3.75%, 3/4/25	75,000	78,517
Synchrony Financial, 2.85%, 7/25/22	200,000	201,842
		280,359
Containers and Packaging — 1.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(2)	200,000	203,000
Berry Global, Inc., 5.125%, 7/15/23	100,000	103,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	125,000	131,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	75,000	76,969
		514,531
Diversified Financial Services — 0.2%
Voya Financial, Inc., VRN, 5.65%, 5/15/53	50,000	52,804

6

	Principal Amount/Shares	Value
Diversified Telecommunication Services — 2.4%
AT&T, Inc., 4.45%, 4/1/24	$100,000	$108,244
AT&T, Inc., 3.80%, 2/15/27	120,000	127,353
Ooredoo International Finance Ltd., 4.75%, 2/16/21	200,000	206,354
Verizon Communications, Inc., 5.15%, 9/15/23	250,000	279,771
		721,722
Electric Utilities — 0.8%
Exelon Generation Co. LLC, 5.60%, 6/15/42	100,000	119,205
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)	125,000	128,281
		247,486
Energy Equipment and Services — 0.2%
Transocean, Inc., 9.00%, 7/15/23(2)	45,000	46,856
Entertainment — 1.0%
Netflix, Inc., 4.875%, 4/15/28	150,000	152,993
Viacom, Inc., 3.125%, 6/15/22	150,000	151,586
		304,579
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp., 3.375%, 10/15/26	125,000	130,257
Crown Castle International Corp., 5.25%, 1/15/23	195,000	212,893
Equinix, Inc., 5.875%, 1/15/26	100,000	106,641
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	100,000	106,500
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	130,000	134,144
		690,435
Food Products — 0.3%
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	100,000	105,740
Health Care Providers and Services — 2.2%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	145,000	146,631
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(2)	50,000	52,000
CVS Health Corp., 4.30%, 3/25/28	100,000	108,252
DaVita, Inc., 5.125%, 7/15/24	80,000	81,500
Express Scripts Holding Co., 4.50%, 2/25/26	100,000	109,392
Tenet Healthcare Corp., 8.125%, 4/1/22	150,000	162,938
		660,713
Hotels, Restaurants and Leisure — 1.2%
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	75,000	76,867
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	75,000	76,594
International Game Technology plc, 6.25%, 2/15/22(2)	130,000	137,835
MGM Resorts International, 6.625%, 12/15/21	75,000	81,525
		372,821
Household Durables — 1.0%
Lennar Corp., 4.75%, 5/30/25	75,000	80,437
PulteGroup, Inc., 5.50%, 3/1/26	75,000	82,219
Toll Brothers Finance Corp., 3.80%, 11/1/29	150,000	148,032
		310,688

7

	Principal Amount/Shares	Value
Insurance — 0.5%
American International Group, Inc., 4.50%, 7/16/44	$150,000	$167,244
IT Services — 0.9%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	125,000	128,871
Global Payments, Inc., 2.65%, 2/15/25	150,000	150,823
		279,694
Media — 3.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	75,000	78,469
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	100,000	109,981
Comcast Corp., 4.40%, 8/15/35	150,000	175,345
CSC Holdings LLC, 6.75%, 11/15/21	75,000	81,000
DISH DBS Corp., 5.125%, 5/1/20	75,000	76,031
Gray Television, Inc., 5.125%, 10/15/24(2)	125,000	129,844
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	75,000	78,251
TEGNA, Inc., 5.125%, 7/15/20	39,000	39,088
TEGNA, Inc., 5.00%, 9/15/29(2)	100,000	101,250
VTR Finance BV, 6.875%, 1/15/24	200,000	206,500
		1,075,759
Metals and Mining — 0.9%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	75,000	75,750
HTA Group Ltd., 9.125%, 3/8/22	200,000	209,055
		284,805
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc., 5.00%, 12/15/21	75,000	78,188
Multi-Utilities — 0.1%
Black Hills Corp., 3.875%, 10/15/49(3)	20,000	20,212
Oil, Gas and Consumable Fuels — 6.3%
Antero Resources Corp., 5.375%, 11/1/21	75,000	72,844
Antero Resources Corp., 5.125%, 12/1/22	60,000	52,950
Continental Resources, Inc., 5.00%, 9/15/22	33,000	33,313
Diamondback Energy, Inc., 5.375%, 5/31/25	125,000	130,757
Gazprom OAO Via Gaz Capital SA, 6.00%, 1/23/21	200,000	209,339
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	115,000	145,821
Lukoil International Finance BV, 7.25%, 11/5/19	100,000	100,542
Newfield Exploration Co., 5.375%, 1/1/26	100,000	108,785
Occidental Petroleum Corp., 3.50%, 8/15/29	50,000	50,808
ONEOK, Inc., 3.40%, 9/1/29	200,000	198,349
Petroleos Mexicanos, 6.00%, 3/5/20	64,000	64,912
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	250,200
Saudi Arabian Oil Co., 2.75%, 4/16/22	200,000	201,762
Southwestern Energy Co., 4.10%, 3/15/22	75,000	72,375
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	125,000	129,786
Williams Cos., Inc. (The), 4.55%, 6/24/24	75,000	80,804
		1,903,347
Pharmaceuticals — 1.0%
Bausch Health Cos., Inc., 6.125%, 4/15/25(2)	120,000	124,800

8

	Principal Amount/Shares	Value
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	$150,000	$150,740
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	30,000	21,075
		296,615
Road and Rail — 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	23,000	23,431
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	207,522
		230,953
Software — 0.5%
Symantec Corp., 5.00%, 4/15/25(2)	150,000	151,769
Specialty Retail — 0.4%
Home Depot, Inc. (The), 5.95%, 4/1/41	75,000	107,572
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(2)	25,000	25,431
Dell International LLC / EMC Corp., 4.90%, 10/1/26(2)	100,000	107,211
		132,642
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 4.625%, 5/15/24(2)	70,000	74,113
Trading Companies and Distributors — 0.6%
International Lease Finance Corp., 5.875%, 8/15/22	180,000	197,282
Transportation Infrastructure — 0.7%
DP World plc, 3.25%, 5/18/20	200,000	200,528
Wireless Telecommunication Services — 0.8%
Sprint Communications, Inc., 6.00%, 11/15/22	50,000	53,250
VEON Holdings BV, 3.95%, 6/16/21	200,000	202,712
		255,962
TOTAL CORPORATE BONDS (Cost $11,638,117)		12,023,206
U.S. TREASURY SECURITIES — 18.1%
U.S. Treasury Bills, 2.55%, 1/30/20(4)(5)	1,000,000	994,031
U.S. Treasury Notes, 1.25%, 8/31/24	1,200,000	1,183,500
U.S. Treasury Notes, 2.625%, 2/15/29	1,850,000	2,003,095
U.S. Treasury Notes, 1.625%, 8/15/29	1,300,000	1,294,516
TOTAL U.S. TREASURY SECURITIES (Cost $5,312,589)		5,475,142
ASSET-BACKED SECURITIES — 8.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	25,000	25,206
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A SEQ, 2.99%, 6/20/22(2)	150,000	151,683
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	49,257	49,723
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	12,314	12,343
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(2)	5,952	5,920
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	98,863	98,847
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3 SEQ, 2.83%, 3/20/23	100,000	101,794

9

	Principal Amount/Shares	Value
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.875%, (1-month LIBOR plus 0.85%), 12/17/36(2)	$278,049	$278,574
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.17%, (1-month LIBOR plus 1.15%), 12/17/36(2)	150,000	149,916
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.27%, (1-month LIBOR plus 1.25%), 3/17/37(2)	100,000	99,896
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.31%, (1-month LIBOR plus 1.28%), 6/17/37(2)	100,000	99,790
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	28,352	28,301
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(2)	10,300	10,318
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(2)	49,410	49,397
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(2)	49,818	49,985
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(2)	75,000	75,577
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	199,757	201,013
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(2)	100,000	102,965
Progress Residential Trust, Series 2019-SFR2, Class A SEQ, 3.15%, 5/17/36(2)	300,000	304,538
Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(2)	250,000	247,509
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 11/17/36(2)(3)	200,000	199,999
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	7,682	7,761
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	10,389	10,386
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(2)	12,046	12,032
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(2)	14,510	14,519
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	4,571	4,561
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	100,000	101,278
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	33,820	33,772
TOTAL ASSET-BACKED SECURITIES (Cost $2,524,168)		2,527,603
COLLATERALIZED LOAN OBLIGATIONS — 7.7%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.71%, (3-month LIBOR plus 1.55%), 5/15/30(2)	75,000	73,875
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, (3-month LIBOR plus 1.40%), 4/17/31(2)	150,000	147,011
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 3.39%, (3-month LIBOR plus 1.11%), 1/22/31(2)	250,000	249,018
CIFC Funding Ltd., Series 2016-1A, Class BR, VRN, 0.00%, (3-month LIBOR plus 1.95%), 10/21/31(2)	275,000	275,000
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.27%, (3-month LIBOR plus 0.97%), 4/15/31(2)	200,000	198,369
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.27%, (3-month LIBOR plus 0.97%), 4/18/31(2)	250,000	247,293
Gilbert Parl CLO Ltd., Series 2017-1A, Class B, VRN, 3.90%, (3-month LIBOR plus 1.60%), 10/15/30(2)	275,000	273,555

10

	Principal Amount/Shares	Value
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.37%, (3-month LIBOR plus 1.07%), 1/18/31(2)	$250,000	$249,514
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(2)	250,000	249,101
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.05%, (3-month LIBOR plus 1.75%), 4/18/31(2)	125,000	123,256
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.28%, (3-month LIBOR plus 0.96%), 4/16/31(2)	250,000	246,879
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,336,139)		2,332,871
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.28%, 2/25/35	35,647	36,441
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.98%, 11/25/34	17,741	17,691
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 4.91%, (1-year H15T1Y plus 2.25%), 2/25/36	32,098	33,030
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.50%, 7/25/37	7,115	6,982
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	25,054	27,015
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.30%, 8/25/34	50,559	51,306
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.63%, 8/25/35	25,810	26,677
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	18,093	18,616
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.48%, 7/25/35	33,219	35,592
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 4.71%, 1/25/37	14,026	12,431
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.48%, 9/25/35	20,771	21,429
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.42%, 7/25/35	6,817	6,919
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.37%, 11/25/35	43,619	44,263
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(2)	121,226	122,816
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.42%, 3/25/35	21,058	20,996
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.27%, 8/25/35	18,797	19,223
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.00%, 2/25/34	11,239	11,760
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	12,030	12,131
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 5.00%, 6/25/35	20,136	21,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.90%, 10/25/35	30,430	31,387
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	3,561	3,510
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	7,714	7,787

11

	Principal Amount/Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.15%, 3/25/36	$40,839	$40,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.98%, 7/25/36	305	311
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 4.99%, 7/25/36	326	335
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 4.64%, 10/25/36	3,875	3,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.50%, 10/25/36	9,721	9,753
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 4.85%, 12/25/36	39,712	39,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 5.19%, 4/25/36	12,878	12,958
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	26,112	26,655
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	4,410	4,507
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	714	727
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	30,910	31,194
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	5,487	5,566
		765,320
U.S. Government Agency Collateralized Mortgage Obligations — 4.6%
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.82%, (1-month LIBOR plus 0.80%), 12/25/29	97,838	97,884
FHLMC, Series 2018-DNA1, Class M2, VRN, 3.82%, (1-month LIBOR plus 1.80%), 7/25/30	100,000	100,111
FHLMC, Series 2019-DNA1, Class M1, VRN, 2.92%, (1-month LIBOR plus 0.90%), 1/25/49(2)	149,997	150,277
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	706,344	123,250
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	566,258	130,758
FNMA, Series 2017-C03, Class 1M1, VRN, 2.97%, (1-month LIBOR plus 0.95%), 10/25/29	158,428	158,730
FNMA, Series 2017-C05, Class 1M2, VRN, 4.22%, (1-month LIBOR plus 2.20%), 1/25/30	100,000	101,386
FNMA, Series 2017-C06, Class 2M2, VRN, 4.82%, (1-month LIBOR plus 2.80%), 2/25/30	150,000	153,102
FNMA, Series 2017-C07, Class 1M1, VRN, 2.67%, (1-month LIBOR plus 0.65%), 5/25/30	55,167	55,189
FNMA, Series 2018-C01, Class 1M1, VRN, 2.62%, (1-month LIBOR plus 0.60%), 7/25/30	168,526	168,509
FNMA, Series 2018-C02, Class 2M1, VRN, 2.67%, (1-month LIBOR plus 0.65%), 8/25/30	65,117	65,122
FNMA, Series 417, Class C5, IO, 3.50%, 2/25/43	610,242	96,563
		1,400,881
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,160,511)		2,166,201
AFFILIATED FUNDS(6) — 5.2%
Emerging Markets Debt Fund R6 Class (Cost $1,507,237)	152,030	1,582,631

12

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	$50,000	$53,790
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	75,000	82,965
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	25,000	26,512
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	25,612
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	50,000	52,157
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(2)	100,000	102,522
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	25,000	25,520
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	25,000	26,843
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	53,127
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	25,000	26,532
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	50,000	51,572
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(2)	25,000	25,775
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	250,000	265,652
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	60,000	63,612
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	60,000	64,137
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.19%, 12/15/46	37,000	40,145
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	40,000	41,547
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	100,000	105,322
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,105,011)		1,133,342
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.4%
Egypt — 1.0%
Egypt Government International Bond, 5.75%, 4/29/20	100,000	101,277
Egypt Government International Bond, 6.125%, 1/31/22	200,000	206,600
		307,877
Hungary — 0.7%
Hungary Government International Bond, 6.375%, 3/29/21	200,000	212,500
Oman — 0.7%
Oman Government International Bond, 4.125%, 1/17/23	200,000	200,083
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $699,739)		720,460
PREFERRED STOCKS — 1.1%
Banks — 1.0%
Bank of America Corp., 5.20%	135,000	139,484
JPMorgan Chase & Co., 5.15%	150,000	154,420
		293,904

13

	Principal Amount/Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
SITE Centers Corp., 6.25%	1,400	$36,638
TOTAL PREFERRED STOCKS (Cost $314,724)		330,542
BANK LOAN OBLIGATIONS(7) — 0.4%
Diversified Telecommunication Services — 0.2%
Zayo Group, LLC, 2017 Incremental Term Loan, 4.29%, (1-month LIBOR plus 2.25%), 1/19/24	$50,000	50,172
Hotels, Restaurants and Leisure — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.79%, (1-month LIBOR plus 2.75%), 12/22/24	19,649	19,542
Pharmaceuticals — 0.1%
Bausch Health Companies, Inc., 2018 Term Loan B, 5.04%, (1-month LIBOR plus 3.00%), 6/2/25	37,013	37,206
TOTAL BANK LOAN OBLIGATIONS (Cost $107,201)		106,920
TEMPORARY CASH INVESTMENTS — 6.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $1,750,322), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $1,715,514)		1,715,429
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $291,112), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $283,007)		283,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,834	1,834
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,000,263)		2,000,263
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(8) — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $331,988)	331,988	331,988
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $30,037,687)		30,731,169
OTHER ASSETS AND LIABILITIES — (1.5)%		(448,730)
TOTAL NET ASSETS — 100.0%		$30,282,439

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,542	USD	13,894	JPMorgan Chase Bank N.A.	12/18/19	$(143)
MXN	170,424	USD	8,577	Morgan Stanley	12/18/19	(46)
						$(189)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes	14	December 2019	$1,400,000	$1,668,078	$4,344

14

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Buy	(5.00)%	6/20/24	$673,200	$(39,409)	$(9,119)	$(48,528)
^The value for credit default swap agreements serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $321,519. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,988,005, which represented 23.1% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $71,561.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(8)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $331,988.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $28,198,462)	$28,816,550
Investment securities - affiliated, at value (cost of $1,507,237)	1,582,631
Investment made with cash collateral received for securities on loan, at value (cost of $331,988)	331,988
Total investment securities, at value (cost of $30,037,687)	30,731,169
Receivable for investments sold	44,661
Receivable for capital shares sold	5,054
Interest and dividends receivable	196,824
Securities lending receivable	66
30,977,774

Liabilities
Payable for collateral received for securities on loan	331,988
Payable for investments purchased	329,432
Payable for capital shares redeemed	12,576
Payable for variation margin on futures contracts	656
Payable for variation margin on swap agreements	2,050
Unrealized depreciation on forward foreign currency exchange contracts	189
Accrued management fees	15,944
Distribution and service fees payable	554
Dividends payable	1,946
695,335

Net Assets	$30,282,439

Net Assets Consist of:
Capital paid in	$29,921,760
Distributable earnings	360,679
$30,282,439

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$22,543,739	2,258,787	$9.98
I Class	$2,692,273	269,903	$9.97
Y Class	$5,577	559	$9.98
A Class	$1,634,803	163,814	$9.98*
C Class	$211,844	21,235	$9.98
R Class	$155,578	15,584	$9.98
R5 Class	$103,154	10,337	$9.98
R6 Class	$2,935,471	294,170	$9.98
*Maximum offering price $10.45 (net asset value divided by 0.955).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$381,947
Income distributions from affiliated funds	33,782
Dividends	1,644
Securities lending, net	165
417,538

Expenses:
Management fees	85,259
Distribution and service fees:
A Class	1,789
C Class	937
R Class	335
Trustees' fees and expenses	844
Other expenses	661
89,825
Fees waived(1)	(5,514)
84,311

Net investment income (loss)	333,227

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	77,702
Forward foreign currency exchange contract transactions	472
Swap agreement transactions	(25,608)
Foreign currency translation transactions	(188)
52,378

Change in net unrealized appreciation (depreciation) on:
Investments (including $40,509 from affiliated funds)	541,504
Forward foreign currency exchange contracts	(784)
Futures contracts	4,344
Swap agreements	(9,119)
Translation of assets and liabilities in foreign currencies	156
536,101

Net realized and unrealized gain (loss)	588,479

Net Increase (Decrease) in Net Assets Resulting from Operations	$921,706

(1)	Amount consists of $4,366, $531, $2, $336, $44, $31, $24 and $180 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$333,227	$598,716
Net realized gain (loss)	52,378	(175,500)
Change in net unrealized appreciation (depreciation)	536,101	290,405
Net increase (decrease) in net assets resulting from operations	921,706	713,621

Distributions to Shareholders
From earnings:
Investor Class	(276,542)	(499,842)
I Class	(34,694)	(42,574)
Y Class	(88)	(212)
A Class	(19,497)	(44,458)
C Class	(1,853)	(17,840)
R Class	(1,656)	(13,277)
R5 Class	(1,611)	(20,067)
R6 Class	(13,649)	(21,566)
Decrease in net assets from distributions	(349,590)	(659,836)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	10,786,820	1,746,930

Net increase (decrease) in net assets	11,358,936	1,800,715

Net Assets
Beginning of period	18,923,503	17,122,788
End of period	$30,282,439	$18,923,503

See Notes to Financial Statements.

18

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

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Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

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Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2019.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$331,988	—	—	—	$331,988
Gross amount of recognized liabilities for securities lending transactions					$331,988

(1)	Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each class for the period ended September 30, 2019 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.74%	0.70%
I Class	0.64%	0.60%
Y Class	0.54%	0.50%
A Class	0.74%	0.70%
C Class	0.74%	0.70%
R Class	0.74%	0.70%
R5 Class	0.54%	0.50%
R6 Class	0.49%	0.45%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

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4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $13,534,161, of which $3,560,315 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended September 30, 2019 totaled $4,111,231, of which $337,100 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	794,901	$7,857,135	1,104,462	$10,560,239
Issued in reinvestment of distributions	26,821	265,530	49,179	471,880
Redeemed	(177,904)	(1,757,235)	(794,260)	(7,633,594)
	643,818	6,365,430	359,381	3,398,525
I Class
Sold	128,924	1,263,957	77,683	744,902
Issued in reinvestment of distributions	3,505	34,694	4,434	42,501
Redeemed	(740)	(7,384)	(14,448)	(139,428)
	131,689	1,291,267	67,669	647,975
Y Class
Issued in reinvestment of distributions	9	88	22	212
A Class
Sold	28,008	277,841	148,484	1,418,224
Issued in reinvestment of distributions	1,971	19,497	4,583	43,932
Redeemed	(2,273)	(22,567)	(84,968)	(805,318)
	27,706	274,771	68,099	656,838
C Class
Sold	2,675	26,635	805	7,587
Issued in reinvestment of distributions	187	1,853	1,805	17,350
Redeemed	(372)	(3,658)	(106,482)	(1,021,900)
	2,490	24,830	(103,872)	(996,963)
R Class
Sold	7,183	70,640	3,801	36,646
Issued in reinvestment of distributions	164	1,623	1,372	13,193
Redeemed	(3,285)	(32,091)	(78,363)	(753,666)
	4,062	40,172	(73,190)	(703,827)
R5 Class
Issued in reinvestment of distributions	163	1,611	2,080	19,986
Redeemed	—	—	(67,198)	(637,943)
	163	1,611	(65,118)	(617,957)
R6 Class
Sold	291,268	2,898,483	3,298	31,073
Issued in reinvestment of distributions	1,369	13,649	2,233	21,478
Redeemed	(12,574)	(123,481)	(72,382)	(690,424)
	280,063	2,788,651	(66,851)	(637,873)
Net increase (decrease)	1,090,000	$10,786,820	186,140	$1,746,930

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended September 30, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$1,508	$34	—	$41	$1,583	152	—	$34

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$12,023,206	—
U.S. Treasury Securities	—	5,475,142	—
Asset-Backed Securities	—	2,527,603	—
Collateralized Loan Obligations	—	2,332,871	—
Collateralized Mortgage Obligations	—	2,166,201	—
Affiliated Funds	$1,582,631	—	—
Commercial Mortgage-Backed Securities	—	1,133,342	—
Sovereign Governments and Agencies	—	720,460	—
Preferred Stocks	36,638	293,904	—
Bank Loan Obligations	—	106,920	—
Temporary Cash Investments	1,834	1,998,429	—
Temporary Cash Investments - Securities Lending Collateral	331,988	—	—
	$1,953,091	$28,778,078	—
Other Financial Instruments
Futures Contracts	$4,344	—	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$48,528	—
Forward Foreign Currency Exchange Contracts	—	189	—
	—	$48,717	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,881,200.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange

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rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $191,637.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $1,400,000 futures contracts purchased.

Value of Derivative Instruments as of September 30, 2019

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$2,050
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	189
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	656
		—		$2,895

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2019

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(25,608)	Change in net unrealized appreciation (depreciation) on swap agreements	$(9,119)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	472	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(784)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	—	Change in net unrealized appreciation (depreciation) on futures contracts	4,344
		$(25,136)		$(5,559)
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9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$30,037,687
Gross tax appreciation of investments	$762,042
Gross tax depreciation of investments	(68,560)
Net tax appreciation (depreciation) of investments	$693,482

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(103,904) and accumulated long-term capital losses of $(172,239), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2019, the fund had late-year ordinary loss deferrals of $(85,751), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

11. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2019(3)	$9.73	0.14	0.26	0.40	(0.15)	$9.98	4.11%	0.71%(4)	0.75%(4)	2.83%(4)	2.79%(4)	20%	$22,544
2019	$9.74	0.34	0.03	0.37	(0.38)	$9.73	3.88%	0.70%	0.76%	3.55%	3.49%	60%	$15,718
2018	$9.78	0.32	(0.04)	0.28	(0.32)	$9.74	2.86%	0.69%	0.76%	3.27%	3.20%	64%	$12,228
2017	$9.45	0.33	0.33	0.66	(0.33)	$9.78	7.06%	0.65%	0.76%	3.39%	3.28%	40%	$7,791
2016	$9.81	0.33	(0.29)	0.04	(0.40)	$9.45	0.44%	0.64%	0.75%	3.52%	3.41%	25%	$2,290
2015(5)	$10.00	0.23	(0.14)	0.09	(0.28)	$9.81	0.91%	0.65%(4)	0.74%(4)	3.43%(4)	3.34%(4)	9%	$2,965
I Class
2019(3)	$9.73	0.14	0.25	0.39	(0.15)	$9.97	4.06%	0.61%(4)	0.65%(4)	2.93%(4)	2.89%(4)	20%	$2,692
2019	$9.73	0.35	0.03	0.38	(0.38)	$9.73	4.09%	0.60%	0.66%	3.65%	3.59%	60%	$1,345
2018(6)	$9.79	0.33	(0.07)	0.26	(0.32)	$9.73	2.64%	0.59%(4)	0.66%(4)	3.37%(4)	3.30%(4)	64%(7)	$687
Y Class
2019(3)	$9.73	0.15	0.26	0.41	(0.16)	$9.98	4.23%	0.51%(4)	0.55%(4)	3.03%(4)	2.99%(4)	20%	$6
2019	$9.73	0.36	0.03	0.39	(0.39)	$9.73	4.18%	0.50%	0.56%	3.75%	3.69%	60%	$5
2018(6)	$9.79	0.33	(0.06)	0.27	(0.33)	$9.73	2.73%	0.49%(4)	0.56%(4)	3.46%(4)	3.39%(4)	64%(7)	$5

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2019(3)	$9.73	0.13	0.26	0.39	(0.14)	$9.98	3.98%	0.96%(4)	1.00%(4)	2.58%(4)	2.54%(4)	20%	$1,635
2019	$9.74	0.32	0.02	0.34	(0.35)	$9.73	3.62%	0.95%	1.01%	3.30%	3.24%	60%	$1,325
2018	$9.77	0.29	(0.03)	0.26	(0.29)	$9.74	2.71%	0.94%	1.01%	3.02%	2.95%	64%	$662
2017	$9.45	0.30	0.32	0.62	(0.30)	$9.77	6.68%	0.90%	1.01%	3.14%	3.03%	40%	$992
2016	$9.81	0.31	(0.30)	0.01	(0.37)	$9.45	0.19%	0.89%	1.00%	3.27%	3.16%	25%	$1,180
2015(5)	$10.00	0.21	(0.14)	0.07	(0.26)	$9.81	0.74%	0.90%(4)	0.99%(4)	3.18%(4)	3.09%(4)	9%	$935
C Class
2019(3)	$9.73	0.09	0.26	0.35	(0.10)	$9.98	3.59%	1.71%(4)	1.75%(4)	1.83%(4)	1.79%(4)	20%	$212
2019	$9.74	0.24	0.03	0.27	(0.28)	$9.73	2.85%	1.70%	1.76%	2.55%	2.49%	60%	$182
2018	$9.77	0.22	(0.03)	0.19	(0.22)	$9.74	1.94%	1.69%	1.76%	2.27%	2.20%	64%	$1,194
2017	$9.45	0.23	0.32	0.55	(0.23)	$9.77	5.89%	1.65%	1.76%	2.39%	2.28%	40%	$1,098
2016	$9.81	0.24	(0.30)	(0.06)	(0.30)	$9.45	(0.56)%	1.64%	1.75%	2.52%	2.41%	25%	$993
2015(5)	$10.00	0.16	(0.14)	0.02	(0.21)	$9.81	0.24%	1.65%(4)	1.74%(4)	2.43%(4)	2.34%(4)	9%	$917

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2019(3)	$9.73	0.11	0.26	0.37	(0.12)	$9.98	3.85%	1.21%(4)	1.25%(4)	2.33%(4)	2.29%(4)	20%	$156
2019	$9.74	0.29	0.03	0.32	(0.33)	$9.73	3.36%	1.20%	1.26%	3.05%	2.99%	60%	$112
2018	$9.78	0.27	(0.04)	0.23	(0.27)	$9.74	2.45%	1.19%	1.26%	2.77%	2.70%	64%	$825
2017	$9.45	0.28	0.33	0.61	(0.28)	$9.78	6.42%	1.15%	1.26%	2.89%	2.78%	40%	$772
2016	$9.81	0.29	(0.30)	(0.01)	(0.35)	$9.45	(0.06)%	1.14%	1.25%	3.02%	2.91%	25%	$714
2015(5)	$10.00	0.19	(0.13)	0.06	(0.25)	$9.81	0.58%	1.15%(4)	1.24%(4)	2.93%(4)	2.84%(4)	9%	$704
R5 Class
2019(3)	$9.73	0.15	0.26	0.41	(0.16)	$9.98	4.21%	0.51%(4)	0.55%(4)	3.03%(4)	2.99%(4)	20%	$103
2019	$9.74	0.35	0.03	0.38	(0.39)	$9.73	4.09%	0.50%	0.56%	3.75%	3.69%	60%	$99
2018	$9.77	0.34	(0.03)	0.31	(0.34)	$9.74	3.17%	0.49%	0.56%	3.47%	3.40%	64%	$733
2017	$9.45	0.35	0.32	0.67	(0.35)	$9.77	7.16%	0.45%	0.56%	3.59%	3.48%	40%	$711
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.64%	0.44%	0.55%	3.72%	3.61%	25%	$663
2015(5)	$10.00	0.24	(0.14)	0.10	(0.29)	$9.81	1.05%	0.45%(4)	0.54%(4)	3.63%(4)	3.54%(4)	9%	$909

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2019(3)	$9.73	0.15	0.26	0.41	(0.16)	$9.98	4.24%	0.46%(4)	0.50%(4)	3.08%(4)	3.04%(4)	20%	$2,935
2019	$9.74	0.36	0.03	0.39	(0.40)	$9.73	4.14%	0.45%	0.51%	3.80%	3.74%	60%	$137
2018	$9.78	0.35	(0.05)	0.30	(0.34)	$9.74	3.22%	0.44%	0.51%	3.52%	3.45%	64%	$789
2017	$9.45	0.35	0.33	0.68	(0.35)	$9.78	7.21%	0.40%	0.51%	3.64%	3.53%	40%	$764
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.69%	0.39%	0.50%	3.77%	3.66%	25%	$712
2015(5)	$10.00	0.24	(0.13)	0.11	(0.30)	$9.81	1.08%	0.40%(4)	0.49%(4)	3.68%(4)	3.59%(4)	9%	$708

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2019 (unaudited).

(4)	Annualized.

(5)	July 28, 2014 (fund inception) through March 31, 2015.

(6)	April 10, 2017 (commencement of sale) through March 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of

32

the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

34

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Notes

37

Notes

38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90821 1911

Semiannual Report

September 30, 2019

U.S. Government Money Market Fund
Investor Class (TCRXX)
A Class (AGQXX)
C Class (AGHXX)
G Class (AGGXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2019. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, please visit our website, americancentury.com.

Federal Reserve’s Policy Pivot Promoted Stock, Bond Gains

U.S. stocks and bonds advanced for the six-month period, and the typically uncorrelated asset classes delivered similar returns. Stocks, as measured by the S&P 500 Index, gained 6.08%, while bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42%.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the period’s gains. In early 2019, the Fed abruptly ended its three-year rate-hike campaign and adopted a dovish tone amid weaker global growth and inflation. In light of anticipated Fed support, stock investors generally overlooked moderating economic and earnings data and trade policy uncertainty. Meanwhile, as economic data continued to slow, U.S. Treasury yields continued to fall. Muted inflation and the dovish Fed also helped drive down yields. By July, concerns about global economic risks prompted the Fed to cut short-term interest rates for the first time in 10 years. And with those global risks still looming, the Fed cut rates again in September.

Within the broad U.S. equity universe, large-cap stocks generally outperformed mid- and small-cap stocks, according to the Russell U.S. Indexes. Large- and mid-cap stocks posted gains, while small-cap stocks declined slightly. Growth stocks retained an edge over value stocks within the mid- and large-cap segments, but they declined and lagged value stocks in the small-cap universe. Within the fixed-income market, investment-grade corporate bonds and longer-maturity Treasuries were top performers. According to Bloomberg, the yield on the 10-year Treasury note plunged from 2.41% at the end of March to 1.66% six months later, which helped fuel broad bond market gains.

Looking ahead, we expect volatility to remain a formidable factor as investors react to global growth trends, U.S.-China trade policy developments, central bank policy and geopolitical forces. We believe this scenario underscores the importance of using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2019
7-Day Current Yields	Investor Class	A Class	C Class	G Class
After waiver	1.53%	1.28%	0.79%	1.98%(1)
Before waiver	1.53%	1.28%	0.79%	1.53%
7-Day Effective Yields	Investor Class	A Class	C Class	G Class
After waiver	1.54%	1.29%	0.79%	2.00%(1)
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	13 days
Weighted Average Life	98 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	87%
31-90 days	12%
91-180 days	—
More than 180 days	1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Expenses Paid During Period(1) 4/1/19 - 9/30/19	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.50	$2.31	0.46%
A Class	$1,000	$1,008.30	$3.56	0.71%
C Class	$1,000	$1,005.80	$6.07	1.21%
G Class	$1,000	$1,011.80	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,022.70	$2.33	0.46%
A Class	$1,000	$1,021.45	$3.59	0.71%
C Class	$1,000	$1,018.95	$6.11	1.21%
G Class	$1,000	$1,024.95	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

SEPTEMBER 30, 2019 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES(1) — 76.7%
Adjustable-Rate U.S. Government Agency Securities — 65.7%
Federal Farm Credit Banks Funding Corp., VRN, 2.14%, (1-month LIBOR plus 0.10%), 12/30/20	$35,000,000	$34,995,639
Federal Home Loan Bank, VRN, 1.85%, (SOFR plus 0.03%), 10/9/19	34,000,000	34,000,000
Federal Home Loan Bank, VRN, 1.83%, (SOFR plus 0.01%), 10/10/19	45,000,000	45,000,000
Federal Home Loan Bank, VRN, 2.08%, (3-month LIBOR less 0.22%), 10/15/19	75,000,000	75,000,000
Federal Home Loan Bank, VRN, 1.99%, (1-month LIBOR less 0.03%), 11/25/19	80,000,000	80,000,000
Federal Home Loan Bank, VRN, 1.84%, (SOFR plus 0.02%), 11/27/19	202,250,000	202,250,000
Federal Home Loan Bank, VRN, 1.85%, (SOFR plus 0.03%), 12/6/19	35,000,000	35,000,000
Federal Home Loan Bank, VRN, 2.00%, (1-month LIBOR less 0.03%), 12/16/19	70,000,000	70,000,000
Federal Home Loan Bank, VRN, 2.02%, (3-month LIBOR less 0.14%), 12/19/19	31,895,000	31,901,691
Federal Home Loan Bank, VRN, 1.83%, (SOFR plus 0.01%), 12/20/19	500,000	500,009
Federal Home Loan Bank, VRN, 1.83%, (SOFR plus 0.01%), 1/17/20	45,000,000	45,000,000
Federal Home Loan Bank, VRN, 1.87%, (SOFR plus 0.05%), 1/17/20	33,000,000	33,000,000
Federal Home Loan Bank, VRN, 1.87%, (SOFR plus 0.05%), 1/17/20	3,000,000	3,000,439
Federal Home Loan Bank, VRN, 1.83%, (SOFR plus 0.01%), 1/24/20	125,000,000	125,000,000
Federal Home Loan Bank, VRN, 1.85%, (SOFR plus 0.03%), 3/6/20	57,000,000	57,000,000
Federal Home Loan Bank, VRN, 2.10%, (1-month LIBOR plus 0.05%), 3/25/20	25,000,000	25,000,000
Federal Home Loan Bank, VRN, 2.00%, (1-month LIBOR less 0.03%), 4/16/20	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 1.86%, (SOFR plus 0.04%), 5/8/20	70,000,000	70,000,000
Federal Home Loan Bank, VRN, 1.84%, (SOFR plus 0.02%), 5/14/20	11,000,000	11,000,000
Federal Home Loan Bank, VRN, 1.90%, (SOFR plus 0.08%), 7/8/21	15,000,000	15,000,000
Federal Home Loan Mortgage Corp, MTN, VRN, 1.82%, (SOFR), 2/12/20	28,000,000	28,000,000
Federal Home Loan Mortgage Corp, MTN, VRN, 1.83%, (SOFR plus 0.01%), 2/21/20	20,000,000	20,000,000
Federal Home Loan Mortgage Corp, MTN, VRN, 1.83%, (SOFR plus 0.01%), 5/13/20	5,000,000	5,000,000
Federal Home Loan Mortgage Corp, MTN, VRN, 1.85%, (SOFR plus 0.03%), 6/2/20	20,000,000	20,000,000
Federal Home Loan Mortgage Corp, MTN, VRN, 1.84%, (SOFR plus 0.02%), 7/10/20	65,000,000	65,000,000
Federal Home Loan Mortgage Corp, MTN, VRN, 1.83%, (SOFR plus 0.01%), 7/22/20	60,000,000	60,000,000
		1,240,647,778

6

	Principal Amount	Value
Fixed-Rate U.S. Government Agency Securities — 11.0%
Federal Home Loan Bank, 1.90%, 10/30/19	$6,400,000	$6,390,359
Federal Home Loan Bank, 1.99%, 11/15/19	26,800,000	26,734,507
Federal Home Loan Bank, 1.98%, 11/19/19	125,000,000	124,668,229
Federal Home Loan Bank, 1.91%, 11/22/19	30,000,000	29,918,837
Federal Home Loan Mortgage Corp, 2.52%, 4/15/20	20,000,000	20,000,000
Tennessee Valley Authority, 1.93%, 10/2/19	500,000	499,974
		208,211,906
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,448,859,684
CORPORATE BONDS — 7.8%
Anton Mountain View LLC, VRDN, 2.08%, 10/30/19 (LOC: FHLB)	24,855,000	24,855,000
Doghouse Properties LLC, VRDN, 2.19%, 10/7/19 (LOC: FHLB)	1,170,000	1,170,000
EPR GO Zone Holdings LLC, VRDN, 2.15%, 10/7/19 (LOC: FHLB)	24,995,000	24,995,000
Fairfield North Texas Associates LP, VRDN, 2.08%, 10/7/19 (LOC: FHLB)	9,550,000	9,550,000
Northcreek Church, VRDN, 2.40%, 10/7/19 (LOC: FHLB)	4,350,000	4,350,000
Saddleback Valley Community Church, VRDN, 2.20%, 10/7/19 (LOC: FHLB)	6,895,000	6,895,000
Santa Monica Ocean Park Partners LP, VRDN, 2.08%, 10/7/19 (LOC: FHLB)	9,370,000	9,370,000
Sendero LLC, VRDN, 2.08%, 10/7/19 (LOC: FHLB)	35,280,000	35,280,000
Sendero LLC, VRDN, 2.08%, 10/7/19 (LOC: FHLB)	21,620,000	21,620,000
Varenna Care Center LP, VRDN, 2.08%, 10/7/19 (LOC: FHLB)	8,765,000	8,765,000
TOTAL CORPORATE BONDS		146,850,000
U.S. TREASURY SECURITIES(1) — 5.7%
U.S. Treasury Bills, 2.13%, 10/1/19	100,000,000	100,000,000
U.S. Treasury Notes, VRN, 2.03%, (3-month USBMMY plus 0.12%), 1/31/21	8,000,000	7,996,375
TOTAL U.S. TREASURY SECURITIES		107,996,375
MUNICIPAL SECURITIES — 0.7%
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 2.33%, 10/7/19 (LOC: East West Bank, Zions Bank and FHLB)	8,415,000	8,415,000
JJB Properties LLC Rev., VRDN, 2.08%, 10/7/19 (LOC: Arvest Bank and FHLB)	2,975,000	2,975,000
Mississippi Business Finance Corp. Rev., (Brown Bottling Group, Inc.), VRDN, 2.21%, 10/7/19 (LOC: Trustmark National Bank and FHLB)	750,000	750,000
New York City Housing Development Corp. Rev., (2 Gold LLC), VRDN, 2.06%, 10/7/19 (LOC: FNMA)(LIQ FAC: FNMA)	855,000	855,000
St. Tammany Parish Economic & Industrial Development District Rev., (Diversified Foods and Seasonings LLC), VRDN, 2.14%, 10/7/19 (LOC: Fidelity Homestead Assistance and FHLB)	1,160,000	1,160,000
TOTAL MUNICIPAL SECURITIES		14,155,000
TOTAL INVESTMENT SECURITIES — 90.9%		1,717,861,059
OTHER ASSETS AND LIABILITIES(2) — 9.1%		171,003,917
TOTAL NET ASSETS — 100.0%		$1,888,864,976

7

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
USBMMY	-	U.S. Treasury Bill Money Market Yield
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

SEPTEMBER 30, 2019 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,717,861,059
Cash	259,970
Receivable for investments sold	179,021,941
Receivable for capital shares sold	761,982
Interest receivable	3,892,507
1,901,797,459

Liabilities
Payable for investments purchased	7,500,000
Payable for capital shares redeemed	5,031,420
Accrued management fees	383,382
Distribution and service fees payable	13,515
Dividends payable	4,166
12,932,483

Net Assets	$1,888,864,976

Net Assets Consist of:
Capital paid in	$1,888,915,092
Distributable earnings	(50,116)
$1,888,864,976

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$971,639,359	971,803,721	$1.00
A Class	$65,295,952	65,294,913	$1.00
C Class	$102,377	102,374	$1.00
G Class	$851,827,288	851,844,244	$1.00

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$21,814,771

Expenses:
Management fees	4,180,453
Distribution and service fees:
A Class	81,424
C Class	308
Trustees' fees and expenses	67,807
Other expenses	1,648
4,331,640
Fees waived - G Class	(1,946,083)
2,385,557

Net investment income (loss)	19,429,214

Net realized gain (loss) on investment transactions	10,992

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,440,206

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) AND YEAR ENDED MARCH 31, 2019
Increase (Decrease) in Net Assets	September 30, 2019	March 31, 2019
Operations
Net investment income (loss)	$19,429,214	$35,341,625
Net realized gain (loss)	10,992	6,713
Net increase (decrease) in net assets resulting from operations	19,440,206	35,348,338

Distributions to Shareholders
From earnings:
Investor Class	(8,761,647)	(15,302,067)
A Class	(535,797)	(1,007,024)
C Class	(464)	(698)
G Class	(10,131,306)	(19,031,836)
Decrease in net assets from distributions	(19,429,214)	(35,341,625)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	105,563,780	(95,609,086)

Net increase (decrease) in net assets	105,574,772	(95,602,373)

Net Assets
Beginning of period	1,783,290,204	1,878,892,577
End of period	$1,888,864,976	$1,783,290,204

See Notes to Financial Statements.

11

Notes to Financial Statements

SEPTEMBER 30, 2019 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund offers the Investor Class, A Class, C Class and G Class. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

12

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 55% of the shares of the fund. ACIM owns 20% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended September 30, 2019 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1170% to 0.2300%	0.2500% to 0.3100%	0.45%
A Class			0.45%
C Class			0.45%
G Class			0.00%(1)

(1) Effective annual management fee before waiver was 0.45%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2019 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

13

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2019		Year ended March 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	377,228,698	$377,228,698	610,098,718	$610,098,718
Issued in reinvestment of distributions	8,705,371	8,705,371	15,209,824	15,209,824
Redeemed	(265,634,447)	(265,634,447)	(600,775,338)	(600,775,338)
	120,299,622	120,299,622	24,533,204	24,533,204
A Class
Sold	15,326,509	15,326,509	38,826,325	38,826,325
Issued in reinvestment of distributions	535,797	535,797	1,005,244	1,005,244
Redeemed	(18,082,593)	(18,082,593)	(52,835,390)	(52,835,390)
	(2,220,287)	(2,220,287)	(13,003,821)	(13,003,821)
C Class
Sold	29,361	29,361	199,366	199,366
Issued in reinvestment of distributions	345	345	280	280
Redeemed	(3,939)	(3,939)	(151,767)	(151,767)
	25,767	25,767	47,879	47,879
G Class
Sold	21,202,132	21,202,132	60,813,798	60,813,798
Issued in reinvestment of distributions	10,131,244	10,131,244	18,991,237	18,991,237
Redeemed	(43,874,698)	(43,874,698)	(186,991,383)	(186,991,383)
	(12,541,322)	(12,541,322)	(107,186,348)	(107,186,348)
Net increase (decrease)	105,563,780	$105,563,780	(95,609,086)	$(95,609,086)

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

14

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2019, the fund had accumulated short-term capital losses of $(61,108), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2019(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.95%	0.46%(4)	0.46%(4)	1.90%(4)	1.90%(4)	$971,639
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.67%	0.46%	0.46%	1.65%	1.65%	$851,334
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.64%	0.46%	0.46%	0.62%	0.62%	$826,798
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	0.46%	0.07%	0.05%	$2,071,097
2016	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.23%	0.46%	0.01%	(0.22)%	$1,574,173
2015	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.15%	0.46%	0.01%	(0.30)%	$1,373,230
A Class
2019(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.83%	0.71%(4)	0.71%(4)	1.65%(4)	1.65%(4)	$65,296
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.41%	0.71%	0.71%	1.40%	1.40%	$67,516
2018	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.51%	0.57%	0.71%	0.51%	0.37%	$80,519
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.46%	0.71%	0.05%	(0.20)%	$93,967
2016(5)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.34%(4)	0.71%(4)	0.01%(4)	(0.35)%(4)	$52

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2019(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.58%	1.21%(4)	1.21%(4)	1.15%(4)	1.15%(4)	$102
2019	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.91%	1.21%	1.21%	0.90%	0.90%	$77
2018	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.29%	0.74%	1.21%	0.34%	(0.13)%	$29
2017	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.07%	0.44%	1.21%	0.07%	(0.70)%	$61
2016(5)	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.32%(4)	1.21%(4)	0.01%(4)	(0.88)%(4)	$25
G Class
2019(2)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	1.18%	0.01%(4)	0.46%(4)	2.35%(4)	1.90%(4)	$851,827
2019	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.13%	0.01%	0.46%	2.10%	1.65%	$864,364
2018(6)	$1.00	0.01	—(3)	0.01	(0.01)	$1.00	0.81%	0.01%(4)	0.46%(4)	1.20%(4)	0.75%(4)	$971,546

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2019 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

(5)	December 1, 2015 (commencement of sale) through March 31, 2016.

(6)	July 28, 2017 (commencement of sale) through March 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 19, 2019, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund’s service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to the Advisor’s other investment management clients;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

18

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above the median of the peer group for the three-, five-, and ten-year periods and below the median for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

19

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

20

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The fund’s Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90817 1911

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)    Not applicable.

(a)(4)    Not applicable.

(b)    A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 26, 2019

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2019